UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08495
Nationwide Mutual Funds
(Exact name of registrant as specified in charter)
1000 Continental Drive, Suite 400, King of Prussia, Pennsylvania 19406
(Address of principal executive offices) (Zip code)
Eric E. Miller, Esq.
1000 Continental Drive, Suite 400
King of Prussia, Pennsylvania 19406
(Name and Address of Agent for Service)
Registrant’s telephone number, including area code: (610) 230-2800
Date of fiscal year end: October 31, 2010
Date of reporting period: July 31, 2010
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

TABLE OF CONTENTS

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Item 3. Exhibits
SIGNATURES
Item 1. Schedule of Investments.
File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 — 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.
Statement of Investments
July 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks 98.9%

		Market
	Shares	Value

AUSTRALIA 5.3%
Airlines 0.5%
Qantas Airways Ltd.*	252,736	$566,429

Capital Markets 0.4%
Macquarie Group Ltd.	13,400	452,385

Chemicals 0.7%
Incitec Pivot Ltd.	288,000	849,353

Commercial Banks 2.7%
Australia & New Zealand Banking Group Ltd.(a)	55,300	1,157,086
National Australia Bank Ltd.	92,400	2,107,702

		3,264,788

Metals & Mining 0.7%
BHP Billiton Ltd.	23,000	834,907

Real Estate Management & Development 0.3%
Lend Lease Group(a)	49,400	325,963

		6,293,825

AUSTRIA 0.6%
Oil, Gas & Consumable Fuels 0.6%
OMV AG	21,700	725,562

BELGIUM 0.5%
Commercial Banks 0.5%
KBC Groep NV*	14,100	620,606

BRAZIL 0.3%
Metals & Mining 0.3%
Vale SA ADR(a)	15,000	363,450

CANADA 4.6%
Aerospace & Defense 0.4%
Bombardier, Inc., Class B	111,200	504,053

Commercial Banks 0.6%
National Bank of Canada	13,300	763,160

Insurance 0.6%
Industrial Alliance Insurance & Financial Services, Inc.	22,000	698,274

Oil, Gas & Consumable Fuels 3.0%
Encana Corp.	13,900	424,957
Nexen, Inc.	58,460	1,214,066
Penn West Energy Trust	22,600	438,348
Suncor Energy, Inc.	43,008	1,417,773

		3,495,144

		5,460,631

CHINA 0.5%
Oil, Gas & Consumable Fuels 0.5%
China Petroleum & Chemical Corp., H Shares(a)	480,000	387,357
Yanzhou Coal Mining Co. Ltd., H Shares	108,000	232,972

		620,329

DENMARK 1.6%
Beverages 0.8%
Carlsberg AS, Class B	11,550	1,022,453

Commercial Banks 0.8%
Danske Bank AS*	39,100	918,242

		1,940,695

FINLAND 0.3%
Machinery 0.3%
Cargotec Oyj, Class B	10,900	391,241

FRANCE 12.7%
Building Products 0.0%†
Cie de Saint-Gobain	101	4,299

Chemicals 0.5%
Arkema SA	12,300	536,627

Commercial Banks 3.1%
BNP Paribas	32,423	2,216,358
Societe Generale	24,397	1,401,151

		3,617,509

Construction & Engineering 1.2%
Bouygues SA(a)	33,300	1,405,411

Diversified Telecommunication Services 1.1%
France Telecom SA	63,600	1,330,233

Electric Utilities 0.8%
Electricite de France (EDF)	22,900	973,033

Energy Equipment & Services 0.4%
Cie Generale de Geophysique-Veritas*(a)	22,100	426,596

Food & Staples Retailing 0.7%
Casino Guichard Perrachon SA(a)	9,900	862,612

Information Technology Services 0.5%
Cap Gemini SA	12,000	570,449

Machinery 0.2%
Vallourec SA	3,068	298,381

Media 2.3%
Lagardere SCA	32,700	1,203,943

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Media (continued)
Vivendi SA	62,990	$1,510,825

		2,714,768

Multiline Retail 0.4%
PPR	3,500	468,546

Pharmaceuticals 1.5%
Sanofi-Aventis SA	29,950	1,741,067

		14,949,531

GERMANY 10.1%
Automobiles 1.3%
Bayerische Motoren Werke AG	29,100	1,566,330

Capital Markets 1.2%
Deutsche Bank AG REG(a)	19,405	1,354,977

Electric Utilities 1.5%
E.ON AG	57,960	1,733,591

Health Care Providers & Services 0.2%
Celesio AG	11,900	278,129

Insurance 3.3%
Allianz SE REG	23,170	2,690,726
Muenchener Rueckversicherungs AG REG	8,760	1,215,570

		3,906,296

Metals & Mining 1.0%
ThyssenKrupp AG	40,800	1,215,318

Multi-Utilities 0.2%
RWE AG	4,030	284,633

Pharmaceuticals 1.4%
Bayer AG	27,700	1,594,494

		11,933,768

HONG KONG 2.7%
Diversified Financial Services 0.0%†
Guoco Group, Ltd.	2,000	19,713

Real Estate Management & Development 0.9%
Great Eagle Holdings Ltd.	57,000	148,497
New World Development Ltd.	460,223	824,108

		972,605

Specialty Retail 0.9%
Esprit Holdings Ltd.	172,000	1,080,931

Textiles, Apparel & Luxury Goods 0.9%
Yue Yuen Industrial Holdings Ltd.(a)	322,000	1,047,562

		3,120,811

ITALY 4.8%
Commercial Banks 1.8%
UniCredit SpA	769,795	2,152,919

Diversified Telecommunication Services 1.5%
Telecom Italia SpA	817,800	1,040,849
Telecom Italia SpA — RSP	640,300	665,486

		1,706,335

Oil, Gas & Consumable Fuels 1.5%
ENI SpA	85,700	1,751,261

		5,610,515

JAPAN 22.7%
Automobiles 1.2%
Nissan Motor Co., Ltd.*	187,700	1,437,092

Beverages 0.7%
Asahi Breweries Ltd.	47,600	842,561

Chemicals 0.2%
DIC Corp.	174,000	286,074

Commercial Banks 1.2%
Sumitomo Mitsui Financial Group, Inc.	45,100	1,389,947

Computers & Peripherals 1.2%
Toshiba Corp.*	269,000	1,407,229

Consumer Finance 1.1%
ORIX Corp.	16,720	1,312,784

Diversified Telecommunication Services 1.4%
Nippon Telegraph & Telephone Corp.	38,800	1,613,764

Electric Utilities 1.3%
Tokyo Electric Power Co., Inc. (The)	54,600	1,497,514

Food & Staples Retailing 0.9%
AEON Co., Ltd.	95,000	1,016,830

Gas Utilities 0.5%
Tokyo Gas Co., Ltd.	122,000	553,227

Household Durables 2.1%
Sharp Corp.	102,000	1,116,668
Sony Corp.	43,000	1,345,275

		2,461,943

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	20,100	179,735

Metals & Mining 1.5%
Dowa Holdings Co. Ltd.	55,000	288,882
JFE Holdings, Inc.	31,100	961,833
Mitsubishi Materials Corp.*	200,000	531,987

		1,782,702

Office Electronics 0.6%
Konica Minolta Holdings, Inc.	73,000	764,676

Pharmaceuticals 0.5%
Mitsubishi Tanabe Pharma Corp.	42,000	614,271

Real Estate Management & Development 1.8%
Mitsui Fudosan Co., Ltd.	88,000	1,302,223
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Real Estate Management & Development (continued)
Sumitomo Realty & Development Co., Ltd.	44,000	$791,064

		2,093,287

Road & Rail 1.0%
East Japan Railway Co.	8,500	546,284
Nippon Express Co. Ltd.	151,000	612,266

		1,158,550

Software 0.2%
Konami Corp.	18,100	278,806

Tobacco 1.2%
Japan Tobacco, Inc.	442	1,422,517

Trading Companies & Distributors 3.1%
ITOCHU Corp.	146,000	1,136,308
Mitsubishi Corp.	67,400	1,454,644
Mitsui & Co., Ltd.	85,700	1,099,510

		3,690,462

Wireless Telecommunication Services 0.8%
KDDI Corp.	192	936,026

		26,739,997

NETHERLANDS 4.0%
Food & Staples Retailing 0.3%
Koninklijke Ahold NV	30,800	395,504

Oil, Gas & Consumable Fuels 2.9%
Royal Dutch Shell PLC, Class A	124,300	3,427,271

Professional Services 0.8%
Randstad Holding NV*	20,700	929,553

		4,752,328

NORWAY 0.3%
Energy Equipment & Services 0.3%
Petroleum Geo-Services ASA*	44,900	401,836

RUSSIA 0.9%
Oil, Gas & Consumable Fuels 0.9%
Gazprom OAO ADR(a)	16,300	352,080
LUKOIL Holdings ADR(a)	12,010	685,771

		1,037,851

SOUTH AFRICA 0.4%
Industrial Conglomerates 0.4%
Bidvest Group Ltd.	26,556	481,965

SOUTH KOREA 2.0%
Commercial Banks 1.1%
Hana Financial Group, Inc.	9,800	291,450
KB Financial Group, Inc. ADR	22,523	963,534

		1,254,984

Semiconductors & Semiconductor Equipment 0.9%
Samsung Electronics Co. Ltd. GDR(b)	3,050	1,044,101

		2,299,085

SPAIN 1.4%
Diversified Telecommunication Services 1.4%
Telefonica SA	71,600	1,621,407

SWITZERLAND 3.3%
Metals & Mining 1.6%
Xstrata PLC	116,810	1,858,123

Pharmaceuticals 1.7%
Novartis AG REG	40,600	1,973,695

		3,831,818

TAIWAN 0.6%
Electronic Equipment, Instruments & Components 0.6%
AU Optronics Corp. ADR(a)	74,572	708,434

TURKEY 0.2%
Commercial Banks 0.2%
Turkiye Garanti Bankasi AS	53,700	277,830

UNITED KINGDOM 19.1%
Aerospace & Defense 2.4%
BAE Systems PLC	235,500	1,154,609
Rolls-Royce Group PLC*	182,224	1,658,393

		2,813,002

Commercial Banks 1.5%
Barclays PLC	342,800	1,775,463

Hotels, Restaurants & Leisure 0.9%
Thomas Cook Group PLC	127,800	364,718
Tui Travel PLC	203,700	672,198

		1,036,916

Insurance 1.0%
Aviva PLC	112,900	632,221
Old Mutual PLC	309,400	586,543

		1,218,764

Metals & Mining 2.7%
Eurasian Natural Resources Corp PLC	27,200	386,474
Kazakhmys PLC	33,400	636,424
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Metals & Mining (continued)
Rio Tinto PLC	40,300	$2,085,756

		3,108,654

Multiline Retail 0.9%
Marks & Spencer Group PLC	198,300	1,071,842

Oil, Gas & Consumable Fuels 2.1%
BP PLC	387,400	2,477,458

Pharmaceuticals 1.9%
AstraZeneca PLC	45,200	2,266,325

Tobacco 2.2%
British American Tobacco PLC	36,900	1,269,540
Imperial Tobacco Group PLC	47,200	1,335,602

		2,605,142

Trading Companies & Distributors 0.5%
Travis Perkins PLC*	43,400	573,948

Wireless Telecommunication Services 3.0%
Vodafone Group PLC	1,519,300	3,542,543

		22,490,057

Total Common Stocks (cost $129,652,289)		116,673,572

Mutual Fund 0.5%

		Market
	Shares	Value

Money Market Fund 0.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (c)	586,303	586,303

Total Mutual Fund (cost $586,303)		586,303

Repurchase Agreement 5.2%

	Principal	Market
	Amount	Value

Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $6,176,958, collateralized by U.S. Government Agency Mortgages ranging from 3.50% - 6.00%, maturing 05/01/22 - 06/01/40; total market value $6,300,387(d)	$6,176,850	$6,176,850

Total Repurchase Agreement (cost $6,176,850)		6,176,850

Total Investments (cost $136,415,442) (e) — 104.6%		123,436,725

Liabilities in excess of other assets — (4.6)%		(5,456,758)

NET ASSETS — 100.0%		$117,979,967

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $5,844,425.

(b)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $1,044,101 which represents 0.89% of net assets.

(c)	Represents 7-day effective yield as of July 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $6,176,850.

(e)	At July 31, 2010, the tax basis cost of the Fund’s investments was $150,761,729, tax unrealized appreciation and depreciation were $12,567,692 and $(39,892,696), respectively.

†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

BR	Brazil

GDR	Global Depositary Receipt

KR	South Korea

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

RU	Russia

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SE	European Public Limited Liability Company

SpA	Limited Share Company

TW	Taiwan
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund
At July 31, 2010, the Fund’s open forward foreign currency contracts against the United States Dollar were as follows:

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Short Contracts:
Australian Dollar	JPMorgan Chase Bank	10/15/10	(439,000)	$(377,544)	$(393,701)	$(16,157)
Australian Dollar	JPMorgan Chase Bank	10/15/10	(3,101,000)	(2,666,891)	(2,781,018)	(114,127)
British Pound	JPMorgan Chase Bank	10/15/10	(181,000)	(274,101)	(283,928)	(9,827)
British Pound	JPMorgan Chase Bank	10/15/10	(2,230,000)	(3,395,465)	(3,498,119)	(102,654)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(294,000)	(286,254)	(285,672)	582
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(352,000)	(334,235)	(342,028)	(7,793)
Canadian Dollar	JPMorgan Chase Bank	10/15/10	(4,898,000)	(4,744,377)	(4,759,252)	(14,875)
Euro	JPMorgan Chase Bank	10/15/10	(7,864,000)	(9,933,608)	(10,246,844)	(313,236)
Euro	JPMorgan Chase Bank	10/15/10	(1,817,000)	(2,238,181)	(2,367,564)	(129,383)
Euro	JPMorgan Chase Bank	10/15/10	(1,429,000)	(1,769,088)	(1,861,997)	(92,909)
Japanese Yen	JPMorgan Chase Bank	10/15/10	(195,252,000)	(2,187,551)	(2,261,518)	(73,967)
Japanese Yen	JPMorgan Chase Bank	10/15/10	(22,961,000)	(253,483)	(265,947)	(12,464)

Total Short Contracts				$(28,460,778)	$(29,347,588)	$(886,810)

			Currency			Unrealized
		Delivery	Received/	Contract	Market	Appreciation/
Currency	Counterparty	Date	(Delivered)	Value	Value	(Depreciation)

Long Contracts:
Australian Dollar	JPMorgan Chase Bank	10/15/10	439,000	$380,284	$393,701	$13,417
British Pound	JPMorgan Chase Bank	10/15/10	2,519,000	3,730,463	3,951,463	221,000
British Pound	JPMorgan Chase Bank	10/15/10	850,000	1,272,680	1,333,364	60,684
Euro	JPMorgan Chase Bank	10/15/10	373,000	483,504	486,021	2,517
Japanese Yen	JPMorgan Chase Bank	10/15/10	218,213,000	2,516,730	2,527,465	10,735
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	1,244,000	872,541	897,384	24,843
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	683,000	477,588	492,696	15,108
New Zealand Dollar	JPMorgan Chase Bank	10/15/10	3,994,000	2,798,676	2,881,152	82,476
Norwegian Krone	JPMorgan Chase Bank	10/15/10	13,957,000	2,182,725	2,288,180	105,455
Norwegian Krone	JPMorgan Chase Bank	10/15/10	21,374,000	3,274,730	3,504,161	229,431
Swedish Krona	JPMorgan Chase Bank	10/15/10	6,494,000	883,585	898,878	15,293
Swedish Krona	JPMorgan Chase Bank	10/15/10	21,091,000	2,814,873	2,919,346	104,473
Swedish Krona	JPMorgan Chase Bank	10/15/10	14,578,000	1,873,307	2,017,838	144,531
Swiss Franc	JPMorgan Chase Bank	10/15/10	2,330,000	2,216,915	2,238,390	21,475
Swiss Franc	JPMorgan Chase Bank	10/15/10	2,548,000	2,413,290	2,447,819	34,529

Total Long Contracts				$28,191,891	$29,277,858	$1,085,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks
Aerospace & Defense	$504,053	$2,813,002	$—	$3,317,055
Airlines	—	566,429	—	566,429
Automobiles	—	3,003,422	—	3,003,422
Beverages	—	1,865,014	—	1,865,014
Building Products	—	4,299	—	4,299
Capital Markets	—	1,807,362	—	1,807,362
Chemicals	—	1,672,054	—	1,672,054
Commercial Banks	1,726,694	14,308,754	—	16,035,448
Computers & Peripherals	—	1,407,229	—	1,407,229
Construction & Engineering	—	1,405,411	—	1,405,411
Consumer Finance	—	1,312,784	—	1,312,784
Diversified Financial Services	—	19,713	—	19,713
Diversified Telecommunication Services	—	6,271,739	—	6,271,739
Electric Utilities	—	4,204,138	—	4,204,138
Electronic Equipment, Instruments & Components	708,434	—	—	708,434
Energy Equipment & Services	—	828,432	—	828,432
Food & Staples Retailing	—	2,274,946	—	2,274,946
Gas Utilities	—	553,227	—	553,227
Health Care Providers & Services	—	278,129	—	278,129
Hotels, Restaurants & Leisure	—	1,036,916	—	1,036,916
Household Durables	—	2,461,943	—	2,461,943
Industrial Conglomerates	—	481,965	—	481,965
Information Technology Services	—	570,449	—	570,449
Insurance	698,274	5,125,060	—	5,823,334
Leisure Equipment & Products	—	179,735	—	179,735
Machinery	—	689,622	—	689,622
Media	—	2,714,768	—	2,714,768
Metals & Mining	363,450	8,799,704	—	9,163,154
Multiline Retail	—	1,540,388	—	1,540,388
Multi-Utilities	—	284,633	—	284,633
Office Electronics	—	764,676	—	764,676
Oil, Gas & Consumable Fuels	4,532,995	9,001,881	—	13,534,876
Pharmaceuticals	—	8,189,852	—	8,189,852
Professional Services	—	929,553	—	929,553
Real Estate Management & Development	—	3,391,855	—	3,391,855
Road & Rail	—	1,158,550	—	1,158,550
Semiconductors & Semiconductor Equipment	—	1,044,101	—	1,044,101
Software	—	278,806	—	278,806
Specialty Retail	—	1,080,931	—	1,080,931
Textiles, Apparel & Luxury Goods	—	1,047,562	—	1,047,562
Tobacco	—	4,027,659	—	4,027,659

Asset Type	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks (continued)
Trading Companies & Distributors	$—	$4,264,410	$—	$4,264,410
Wireless Telecommunication Services	—	4,478,569	—	4,478,569

Total Common Stocks	8,533,900	108,139,672	—	116,673,572

Forward Currency Contracts	—	1,086,549	—	1,086,549
Mutual Fund	586,303	—	—	586,303
Repurchase Agreement	—	6,176,850	—	6,176,850

Total Assets	9,120,203	115,403,071	—	124,523,274

Liabilities:
Forward Currency Contracts	—	(887,392)	—	(887,392)

Total Liabilities	—	(887,392)	—	(887,392)

Total	$9,120,203	$114,515,679	$—	$123,635,882

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund

Rights

Balance as of 10/31/09	$—

Accrued Accretion/(Amortization)	—

Change in Unrealized Appreciation/(Depreciation)	—

Net Purchases/(Sales)	—

Transfers Into Level 3	—

Transfers Out of Level 3	—

Balance as of 7/31/10	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Value Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.
Forward Foreign Currency Contracts
The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective. The Fund may enter into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. Forward foreign currency contracts are valued at the current cost of covering these contracts, as provided by an independent pricing service approved by the Board of Trustees. A forward foreign currency contract is adjusted daily by the exchange rate of the underlying currency, and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement rate. When the Fund enters into a forward foreign currency contract, it is exposed to risks from unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contract may be unable to meet their obligations under the contracts.
Fair Values of Derivative Instruments as of July 31, 2010
Derivatives not accounted for as hedging instruments

		Fair Value

Assets:
Forward foreign currency contracts	Receivables - Unrealized appreciation from forward foreign currency contracts	$1,086,549

Total		$1,086,549

Liabilities:
Forward foreign currency contracts	Payables - Unrealized depreciation from forward foreign currency contracts	(887,392)

Total		$(887,392)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Large Cap Value Fund
Common Stocks 99.0%

		Market
	Shares	Value

Aerospace & Defense 2.1%
General Dynamics Corp.	2,800	$171,500
L-3 Communications Holdings, Inc.	1,800	131,472

		302,972

Air Freight & Logistics 0.9%
FedEx Corp.	1,500	123,825

Auto Components 0.5%
Lear Corp.*	900	70,353

Beverages 1.9%
Central European Distribution Corp.*	6,000	156,420
PepsiCo, Inc.	1,700	110,347

		266,767

Biotechnology 0.7%
Cephalon, Inc.*	1,800	102,150

Building Products 0.7%
Armstrong World Industries, Inc.*	2,800	102,368

Capital Markets 3.2%
Ameriprise Financial, Inc.	3,100	131,409
Goldman Sachs Group, Inc. (The)	2,100	316,722

		448,131

Chemicals 2.7%
Ashland, Inc.	2,600	132,210
Cabot Corp.	4,000	118,000
Cytec Industries, Inc.	2,600	129,792

		380,002

Commercial Banks 6.9%
CIT Group, Inc.*	4,900	178,164
Comerica, Inc.	3,700	141,932
East West Bancorp, Inc.	10,500	163,695
Fifth Third Bancorp	14,500	184,295
U.S. Bancorp	6,500	155,350
Wells Fargo & Co.	5,800	160,834

		984,270

Commercial Services & Supplies 0.6%
Brink’s Co. (The)	4,200	91,980

Computers & Peripherals 0.8%
Western Digital Corp.*	4,100	108,199

Diversified Consumer Services 0.6%
ITT Educational Services, Inc.*	1,000	80,740

Diversified Financial Services 6.0%
Bank of America Corp.	27,218	382,140
Citigroup, Inc.*	48,900	200,490
JPMorgan Chase & Co.	6,728	271,004

		853,634

Diversified Telecommunication Services 5.4%
AT&T, Inc.	23,452	608,345
Qwest Communications International, Inc.	28,800	163,008

		771,353

Electric Utilities 3.3%
American Electric Power Co., Inc.	5,200	187,096
Entergy Corp.	2,300	178,273
PPL Corp.	3,900	106,431

		471,800

Electronic Equipment, Instruments & Components 0.9%
Jabil Circuit, Inc.	9,300	134,943

Energy Equipment & Services 1.8%
National Oilwell Varco, Inc.	2,600	101,816
Rowan Cos., Inc.*	5,800	146,508

		248,324

Food & Staples Retailing 1.9%
CVS Caremark Corp.	4,100	125,829
Wal-Mart Stores, Inc.	2,800	143,332

		269,161

Food Products 2.2%
Archer-Daniels-Midland Co.	6,200	169,632
Del Monte Foods Co.	10,300	142,964

		312,596

Gas Utilities 0.8%
Oneok, Inc.	2,500	116,325

Health Care Equipment & Supplies 0.8%
Kinetic Concepts, Inc.*	3,200	113,632

Health Care Providers & Services 4.5%
CIGNA Corp.	5,100	156,876
Humana, Inc.*	4,000	188,080
UnitedHealth Group, Inc.	5,300	161,385
WellPoint, Inc.*	2,600	131,872

		638,213

Hotels, Restaurants & Leisure 0.8%
Wyndham Worldwide Corp.	4,400	112,332

Household Durables 0.6%
Whirlpool Corp.	1,000	83,300

Household Products 2.7%
Kimberly-Clark Corp.	2,100	134,652
Procter & Gamble Co. (The)	4,000	244,640

		379,292

Independent Power Producers & Energy Traders 1.0%
Mirant Corp.*	12,600	138,222

Industrial Conglomerates 2.7%
General Electric Co.	23,500	378,820

Insurance 7.2%
Allstate Corp. (The)	4,700	132,728
Genworth Financial, Inc., Class A*	10,000	135,800
Hartford Financial Services Group, Inc.	6,600	154,506
Lincoln National Corp.	6,500	169,260
Prudential Financial, Inc.	2,400	137,496
Reinsurance Group of America, Inc.	3,000	143,940
Unum Group	6,300	143,766

		1,017,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Large Cap Value Fund
Common Stocks (Continued)

		Market
	Shares	Value

Internet & Catalog Retail 0.7%
Liberty Media Corp. — Interactive, Class A*	8,800	$99,616

Leisure Equipment & Products 0.8%
Mattel, Inc.	5,700	120,612

Machinery 1.7%
AGCO Corp.*	3,000	104,280
Trinity Industries, Inc.	6,400	130,368

		234,648

Media 3.0%
Gannett Co., Inc.	9,800	129,164
New York Times Co. (The), Class A*	11,300	98,762
Walt Disney Co. (The)	5,700	192,033

		419,959

Metals & Mining 0.7%
Alcoa, Inc.	9,300	103,881

Multi-Utilities 2.0%
CMS Energy Corp.	7,200	114,624
NiSource, Inc.	10,000	165,000

		279,624

Oil, Gas & Consumable Fuels 9.3%
Chevron Corp.	6,700	510,607
ConocoPhillips	4,000	220,880
Marathon Oil Corp.	7,500	250,875
Murphy Oil Corp.	3,000	164,250
Valero Energy Corp.	10,000	169,900

		1,316,512

Personal Products 0.8%
NBTY, Inc.*	2,000	107,780

Pharmaceuticals 6.2%
Endo Pharmaceuticals Holdings, Inc.*	4,700	112,847
Johnson & Johnson	2,900	168,461
Merck & Co., Inc.	6,100	210,206
Pfizer, Inc.	25,852	387,780

		879,294

Real Estate Investment Trusts (REITs) 3.4%
Duke Realty Corp.	8,500	101,660
Hospitality Properties Trust	7,300	149,285
SL Green Realty Corp.	3,900	234,936

		485,881

Road & Rail 1.0%
Kansas City Southern*	3,700	135,790

Semiconductors & Semiconductor Equipment 1.6%
Micron Technology, Inc.*	15,100	109,928
Texas Instruments, Inc.	5,000	123,450

		233,378

Software 1.3%
FactSet Research Systems, Inc.	2,400	180,000

Specialty Retail 1.0%
AutoZone, Inc.*	700	148,099

Tobacco 1.3%
Altria Group, Inc.	8,500	188,360

Total Common Stocks (cost $13,288,337)		14,034,634

Mutual Fund 0.9%

		Market
	Shares	Value

Money Market Fund 0.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.26% (a)	121,844	121,844

Total Mutual Fund (cost $121,844)		121,844

Total Investments (cost $13,410,181) (b) — 99.9%		14,156,478

Other assets in excess of liabilities — 0.1%		11,838

NET ASSETS — 100.0%		$14,168,316

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of July 31, 2010.

(b)	At July 31, 2010, the tax basis cost of the Fund’s investments was $14,052,101, tax unrealized appreciation and depreciation were $1,022,097 and $(917,720), respectively.

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Large Cap Value Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$14,034,634	$—	$—	$14,034,634
Mutual Fund	121,844	—	—	121,844

Total	$14,156,478	$—	$—	$14,156,478

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks 99.0%

		Market
	Shares	Value

Aerospace & Defense 1.4%
AAR Corp.*	2,384	$40,051
Allied Defense Group, Inc. (The)*	400	1,340
Argon ST, Inc.*	1,200	41,364
Ascent Solar Technologies, Inc.*	2,800	7,616
Ceradyne, Inc.*	2,800	65,100
Ducommun, Inc.	1,200	25,068
Esterline Technologies Corp.*	2,300	118,059
Innovative Solutions & Support, Inc.*	1,400	8,442
Kratos Defense & Security Solutions, Inc.*	700	7,742
Ladish Co., Inc.*	600	17,646
LMI Aerospace, Inc.*	347	5,976
Moog, Inc., Class A*	1,300	46,553
SIFCO Industries, Inc.	200	2,050
Sparton Corp.*	800	4,560
Triumph Group, Inc.	1,400	106,260

		497,827

Air Freight & Logistics 0.2%
Air Transport Services Group, Inc.*	2,971	15,776
Atlas Air Worldwide Holdings, Inc.*	900	52,632

		68,408

Airlines 0.8%
AirTran Holdings, Inc.*	780	3,760
Alaska Air Group, Inc.*	2,300	118,657
ExpressJet Holdings, Inc.*	1,500	4,500
Hawaiian Holdings, Inc.*	800	4,800
JetBlue Airways Corp.*	14,459	92,971
Pinnacle Airlines Corp.*	2,253	12,504
SkyWest, Inc.	3,945	49,115

		286,307

Auto Components 1.3%
Dana Holding Corp.*	400	4,752
Drew Industries, Inc.*	500	10,565
Federal-Mogul Corp.*	4,800	86,112
Modine Manufacturing Co.*	3,700	37,555
Motorcar Parts of America, Inc.*	1,500	10,020
Shiloh Industries, Inc.*	1,577	15,265
Spartan Motors, Inc.	3,700	15,873
Standard Motor Products, Inc.	2,000	19,600
Stoneridge, Inc.*	1,317	14,105
Superior Industries International, Inc.	3,319	47,761
TRW Automotive Holdings Corp.*	5,700	200,013

		461,621

Beverages 0.6%
Central European Distribution Corp.*	2,900	75,603
Constellation Brands, Inc., Class A*	8,400	143,304
Craft Brewers Alliance, Inc.*	800	3,832
MGP Ingredients, Inc.*	1,600	12,128

		234,867

Biotechnology 0.5%
Celera Corp.*	8,700	58,203
Lexicon Pharmaceuticals, Inc.*	7,400	11,174
Martek Biosciences Corp.*	3,500	72,415
Maxygen, Inc.*	3,700	22,977
MediciNova, Inc.*	570	2,759

		167,528

Building Products 1.2%
American Woodmark Corp.	1,300	21,489
Ameron International Corp.	700	43,008
Apogee Enterprises, Inc.	2,900	32,654
Armstrong World Industries, Inc.*	2,800	102,368
Gibraltar Industries, Inc.*	2,900	31,291
Griffon Corp.*	2,689	36,463
Insteel Industries, Inc.	700	6,503
Owens Corning, Inc.*	1,700	53,516
Simpson Manufacturing Co., Inc.	1,500	38,685
Universal Forest Products, Inc.	1,500	46,455
US Home Systems, Inc.*	700	1,876
USG Corp.*	500	6,010

		420,318

Capital Markets 1.3%
American Capital Ltd.*	15,200	78,888
Capital Southwest Corp.	350	31,087
Cowen Group, Inc., Class A*	700	2,912
E*Trade Financial Corp.*	3,580	52,376
FirstCity Financial Corp.*	1,000	7,250
Harris & Harris Group, Inc.*	2,174	8,848
International Assets Holding Corp.*	800	13,552
JMP Group, Inc.	900	6,345
Knight Capital Group, Inc., Class A*	4,800	69,024
MCG Capital Corp.	8,170	47,304
MF Global Holdings Ltd.*	6,947	44,669
Penson Worldwide, Inc.*	2,500	13,450
Piper Jaffray Cos.*	700	21,833
Safeguard Scientifics, Inc.*	2,300	29,141
Sanders Morris Harris Group, Inc.	3,450	18,975
Stifel Financial Corp.*	234	10,844
SWS Group, Inc.	3,400	29,648

		486,146

Chemicals 3.5%
A. Schulman, Inc.	181	3,546
American Pacific Corp.*	600	2,850
American Vanguard Corp.	900	7,695
Ashland, Inc.	4,400	223,740
Cabot Corp.	5,300	156,350
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Chemicals (continued)
Chase Corp.	500	$7,030
Core Molding Technologies, Inc.*	350	1,963
Cytec Industries, Inc.	2,900	144,768
Ferro Corp.*	2,700	28,809
Huntsman Corp.	5,200	54,444
Innospec, Inc.*	2,300	25,300
Kronos Worldwide, Inc.*	900	20,979
Landec Corp.*	2,400	15,480
Minerals Technologies, Inc.	1,000	52,170
NL Industries, Inc.	900	7,614
OM Group, Inc.*	3,000	81,000
Penford Corp.*	1,400	7,756
Quaker Chemical Corp.	1,000	35,260
Sensient Technologies Corp.	1,800	53,028
Spartech Corp.*	3,200	33,472
Valspar Corp.	5,900	185,319
Westlake Chemical Corp.	5,000	123,700
Zoltek Cos., Inc.*	1,091	11,401

		1,283,674

Commercial Banks 10.1%
1st Source Corp.	2,686	49,396
Ameris Bancorp*	1,760	17,318
AmeriServ Financial, Inc.*	1,800	3,402
Associated Banc-Corp.	4,200	57,078
Bancorp, Inc. (The)*	2,600	19,630
BancTrust Financial Group, Inc.*	1,100	3,388
Banner Corp.	2,700	6,345
Boston Private Financial Holdings, Inc.	8,101	53,548
Cadence Financial Corp.*	1,000	1,580
Cape Bancorp, Inc.*	600	4,536
Capital City Bank Group, Inc.	2,100	29,043
CapitalSource, Inc.	18,097	97,362
Capitol Bancorp Ltd.*	2,400	3,288
Cardinal Financial Corp.	1,900	19,418
Cascade Financial Corp.*	747	276
Cathay General Bancorp	8,300	97,608
Center Bancorp, Inc.	950	6,973
Center Financial Corp.*	2,102	10,867
Centerstate Banks, Inc.	500	4,410
Central Jersey Bancorp*	700	5,124
Central Pacific Financial Corp.*	3,200	5,312
Chemical Financial Corp.	1,300	29,185
City National Corp.	900	51,003
CoBiz Financial, Inc.	3,406	21,492
Columbia Banking System, Inc.	2,700	49,356
Comerica, Inc.	214	8,209
Community Bank System, Inc.	1,200	29,700
Community Trust Bancorp, Inc.	800	21,984
Crescent Financial Corp.*	300	825
Danvers Bancorp, Inc.	1,600	26,240
East West Bancorp, Inc.	5,000	77,950
Encore Bancshares, Inc.*	900	8,424
Enterprise Financial Services Corp.	1,463	14,981
Fidelity Southern Corp.*	1,212	7,902
Financial Institutions, Inc.	1,089	20,658
First Bancorp, North Carolina	1,500	25,035
First Bancorp, Puerto Rico*	12,800	7,232
First Busey Corp.	3,200	14,688
First Commonwealth Financial Corp.	9,097	48,214
First Community Bancshares, Inc.	1,884	27,714
First Financial Bancorp	3,200	50,880
First Financial Corp.	200	5,674
First Horizon National Corp.*	13,319	152,769
First Merchants Corp.	2,000	17,360
First Midwest Bancorp, Inc.	3,500	44,030
First Security Group, Inc.	900	1,755
First South Bancorp, Inc.	850	10,064
FNB Corp.	12,066	103,406
FNB United Corp.*	1,000	500
Fulton Financial Corp.	9,400	85,634
German American Bancorp, Inc.	1,000	16,750
Great Southern Bancorp, Inc.	1,000	21,930
Green Bankshares, Inc.*	1,261	12,648
Guaranty Bancorp*	5,200	5,772
Hampton Roads Bankshares, Inc.*	1,442	1,586
Hanmi Financial Corp.*	5,800	8,178
Heartland Financial USA, Inc.	1,847	32,618
Heritage Commerce Corp.*	800	2,832
Home Bancorp, Inc.*	850	11,186
Huntington Bancshares, Inc.	14,800	89,688
IBERIABANK Corp.	1,000	51,960
Independent Bank Corp.	1,825	43,453
Independent Bank Corp., Michigan	163	57
Lakeland Bancorp, Inc.	2,532	22,712
Macatawa Bank Corp.*	1,045	1,912
MainSource Financial Group, Inc.	2,623	19,777
MB Financial, Inc.	3,779	65,528
MBT Financial Corp.*	2,200	3,916
Mercantile Bank Corp.	600	3,234
Metro Bancorp, Inc.*	1,000	12,710
Nara Bancorp, Inc.*	4,100	29,397
National Penn Bancshares, Inc.	13,300	88,578
NewBridge Bancorp*	1,950	7,352
North Valley Bancorp*	390	725
Old National Bancorp	3,900	41,028
Old Second Bancorp, Inc.	1,500	2,085
Oriental Financial Group, Inc.	1,200	16,992
Pacific Capital Bancorp NA*	5,700	5,757
Pacific Continental Corp.	1,640	14,990
Pacific Mercantile Bancorp*	1,000	3,850
PacWest Bancorp	2,700	56,511
Peoples Bancorp, Inc.	1,300	22,425
Pinnacle Financial Partners, Inc.*	3,500	35,315
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Popular, Inc.*	30,600	$87,822
Preferred Bank, Los Angeles*	720	1,368
PrivateBancorp, Inc.	5,537	68,493
Prosperity Bancshares, Inc.	257	8,707
Renasant Corp.	2,398	36,570
Republic Bancorp, Inc., Class A	889	22,029
Republic First Bancorp, Inc.*	800	1,616
S&T Bancorp, Inc.	1,300	26,390
Sandy Spring Bancorp, Inc.	600	10,164
SCBT Financial Corp.	600	19,338
Seacoast Banking Corp of Florida*	8,200	11,152
Sierra Bancorp	1,250	14,813
Simmons First National Corp., Class A	1,600	42,160
Smithtown Bancorp, Inc.	700	2,800
Somerset Hills Bancorp	420	3,402
Southern Community Financial Corp.*	1,400	2,786
Southside Bancshares, Inc.	100	1,896
Southwest Bancorp, Inc.	600	8,730
State Bancorp, Inc.	1,778	17,033
StellarOne Corp.	2,576	34,956
Sterling Bancshares, Inc.	8,500	44,115
Sun Bancorp, Inc.*	364	1,944
Superior Bancorp*	1,400	2,492
Susquehanna Bancshares, Inc.	13,200	114,180
Synovus Financial Corp.	16,200	42,444
Taylor Capital Group, Inc.*	1,000	9,940
Texas Capital Bancshares, Inc.*	900	15,021
Tower Bancorp, Inc.	843	17,973
TowneBank	923	14,214
Trustmark Corp.	300	6,600
Umpqua Holdings Corp.	10,100	126,553
Union First Market Bankshares Corp.	2,600	36,920
United Bankshares, Inc.	200	5,106
United Community Banks, Inc.*	2,294	7,111
United Security Bancshares*	248	1,042
Univest Corp of Pennsylvania	1,400	24,262
Virginia Commerce Bancorp, Inc.*	3,085	19,775
Washington Banking Co.	443	6,384
Washington Trust Bancorp, Inc.	1,400	27,104
Webster Financial Corp.	4,600	85,744
WesBanco, Inc.	3,200	55,520
West Bancorp, Inc.*	1,362	9,112
West Coast Bancorp*	1,800	4,590
Western Alliance Bancorp*	7,100	51,617
Whitney Holding Corp.	10,269	83,384
Wilmington Trust Corp.	1,000	10,140
Wilshire Bancorp, Inc.	2,100	15,813
Wintrust Financial Corp.	1,100	34,232
Yadkin Valley Financial Corp.*	2,000	5,880
Zions Bancorporation	7,800	173,082

		3,686,737

Commercial Services & Supplies 1.6%
ABM Industries, Inc.	2,700	58,590
American Reprographics Co.*	415	3,693
Amrep Corp.*	180	2,155
ATC Technology Corp.*	600	14,388
Bowne & Co., Inc.	1,555	17,587
Casella Waste Systems, Inc., Class A*	900	3,591
Cornell Cos., Inc.*	1,100	30,723
Courier Corp.	1,200	19,116
EnergySolutions, Inc.	1,900	9,557
Ennis, Inc.	1,200	20,304
G&K Services, Inc., Class A	1,400	32,578
Geo Group, Inc. (The)*	1,000	21,580
IESI-BFC Ltd.	1,000	22,510
Intersections, Inc.*	1,600	7,904
Kimball International, Inc., Class B	2,530	15,787
M&F Worldwide Corp.*	900	25,362
McGrath Rentcorp	1,400	32,648
Metalico, Inc.*	900	3,771
Mobile Mini, Inc.*	3,800	65,132
Multi-Color Corp.	100	1,306
RR Donnelley & Sons Co.	1,300	21,931
Schawk, Inc.	2,400	35,592
Steelcase, Inc., Class A	6,000	41,460
Superior Uniform Group, Inc.	300	3,060
UniFirst Corp.	500	21,980
United Stationers, Inc.*	200	10,830
Viad Corp.	2,000	39,800
Virco Manufacturing	1,500	4,410
WCA Waste Corp.*	218	929

		588,274

Communications Equipment 1.9%
Anaren, Inc.*	800	12,656
Arris Group, Inc.*	9,200	85,744
Aviat Networks, Inc.*	6,514	26,317
Aware, Inc.*	1,300	3,250
Bel Fuse, Inc., Class B	1,019	24,028
Black Box Corp.	1,700	51,748
CommScope, Inc.*	800	16,272
Communications Systems, Inc.	845	8,670
Digi International, Inc.*	2,600	21,606
EchoStar Corp., Class A*	1,070	20,437
EMS Technologies, Inc.*	1,400	23,296
Emulex Corp.*	2,100	18,270
EndWave Corp.*	800	2,296
Extreme Networks*	2,700	7,722
Globecomm Systems, Inc.*	2,224	18,303
Network Equipment Technologies, Inc.*	650	2,028
Occam Networks, Inc.*	2,100	13,356
Oplink Communications, Inc.*	1,810	29,159
Opnext, Inc.*	7,430	13,374
Optical Cable Corp.*	300	897
ORBCOMM, Inc.*	3,400	6,358
PC-Tel, Inc.*	1,200	7,596
Performance Technologies, Inc.*	1,121	2,522
Seachange International, Inc.*	3,000	26,880
Sycamore Networks, Inc.	2,420	56,338
Symmetricom, Inc.*	2,000	10,660
Tellabs, Inc.	22,200	154,956
Telular Corp.*	700	2,205
Tollgrade Communications, Inc.*	1,200	7,980
UTStarcom, Inc.*	12,400	26,412

		701,336

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Computers & Peripherals 0.6%
ActivIdentity Corp.*	3,130	$6,135
ADPT Corp.*	10,700	32,635
Avid Technology, Inc.*	1,800	23,274
Concurrent Computer Corp.*	500	2,455
Datalink Corp.*	1,100	3,740
Dataram Corp.*	600	1,098
Electronics for Imaging, Inc.*	4,000	42,600
Hutchinson Technology, Inc.*	800	3,040
Imation Corp.*	3,200	29,824
Intevac, Inc.*	1,900	20,900
Key Tronic Corp.*	1,000	5,250
Novatel Wireless, Inc.*	2,600	17,420
Presstek, Inc.*	2,000	5,280
Rimage Corp.*	120	2,025
Silicon Graphics International Corp.*	2,900	22,620

		218,296

Construction & Engineering 1.0%
Comfort Systems USA, Inc.	2,200	25,102
Dycom Industries, Inc.*	4,000	36,200
EMCOR Group, Inc.*	3,000	78,030
Furmanite Corp.*	656	2,834
Great Lakes Dredge & Dock Corp.	4,900	27,440
Insituform Technologies, Inc., Class A*	2,400	54,960
Integrated Electrical Services, Inc.*	1,200	4,380
Layne Christensen Co.*	1,300	32,773
MYR Group, Inc.*	700	11,767
Northwest Pipe Co.*	305	5,542
Pike Electric Corp.*	2,700	25,353
Sterling Construction Co., Inc.*	500	6,195
Tutor Perini Corp.*	1,900	36,632
URS Corp.*	756	30,535

		377,743

Construction Materials 0.2%
Headwaters, Inc.*	6,300	21,798
Texas Industries, Inc.	1,100	36,520

		58,318

Consumer Finance 0.9%
AmeriCredit Corp.*	6,580	158,644
Cash America International, Inc.	700	23,450
CompuCredit Holdings Corp.	4,133	20,954
First Marblehead Corp. (The)*	12,145	32,670
Nelnet, Inc., Class A	3,500	70,560
Rewards Network, Inc.	466	6,473
Student Loan Corp. (The)	800	20,080
United PanAm Financial Corp.*	1,200	5,220

		338,051

Containers & Packaging 0.8%
Bemis Co., Inc.	3,600	107,856
Boise, Inc.*	6,800	40,732
Graphic Packaging Holding Co.*	16,566	57,981
Myers Industries, Inc.	2,928	23,160
Temple-Inland, Inc.	2,300	46,138

		275,867

Distributors 0.1%
Audiovox Corp., Class A*	2,000	14,900
Core-Mark Holding Co., Inc.*	1,200	36,624

		51,524

Diversified Consumer Services 0.7%
Carriage Services, Inc.*	1,570	7,348
Collectors Universe	627	8,170
Jackson Hewitt Tax Service, Inc.*	2,700	2,997
Mac-Gray Corp.	1,050	11,371
Regis Corp.	6,100	92,903
Service Corp. International	14,100	120,132
Stewart Enterprises, Inc., Class A	3,400	18,258

		261,179

Diversified Financial Services 0.8%
Asset Acceptance Capital Corp.*	2,200	9,878
Asta Funding, Inc.	1,750	15,837
Encore Capital Group, Inc.*	900	19,800
Interactive Brokers Group, Inc., Class A*	1,473	24,378
Marlin Business Services Corp.*	1,506	16,837
Medallion Financial Corp.	1,852	12,983
NewStar Financial, Inc.*	5,286	38,376
PHH Corp.*	5,400	107,514
Pico Holdings, Inc.*	500	15,670
Portfolio Recovery Associates, Inc.*	500	34,840
Resource America, Inc., Class A	1,256	5,464

		301,577

Diversified Telecommunication Services 0.2%
Arbinet Corp.*	350	2,782
General Communication, Inc., Class A*	4,400	37,312
IDT Corp., Class B*	2,200	40,744
SureWest Communications*	1,400	9,534

		90,372

Electric Utilities 0.1%
Unitil Corp.	1,361	29,738

Electrical Equipment 1.1%
Baldor Electric Co.	2,000	76,440
Encore Wire Corp.	2,750	58,520
EnerSys*	2,400	58,128
Franklin Electric Co., Inc.	200	6,150
General Cable Corp.*	600	15,924
Hoku Corp.*	3,234	10,251
LaBarge, Inc.*	300	3,759
LSI Industries, Inc.	1,750	9,205
Ocean Power Technologies, Inc.*	900	4,968
Orion Energy Systems, Inc.*	2,691	8,719
PowerSecure International, Inc.*	474	4,963
Regal-Beloit Corp.	800	48,664
Technology Research Corp.	600	3,102
Thomas & Betts Corp.*	2,200	87,208
Ultralife Corp.*	1,750	8,050

		404,051

Electronic Equipment, Instruments & Components 4.2%
Arrow Electronics, Inc.*	5,100	126,429
AVX Corp.	9,300	130,944
Benchmark Electronics, Inc.*	5,200	86,840
Checkpoint Systems, Inc.*	3,400	67,898
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Cognex Corp.	2,300	$42,895
CPI International, Inc.*	2,101	29,561
DDi Corp.	1,100	9,966
Electro Rent Corp.	2,300	31,740
FARO Technologies, Inc.*	900	18,513
Frequency Electronics, Inc.*	900	4,590
Gerber Scientific, Inc.*	3,100	17,794
GTSI Corp.*	1,000	5,380
ID Systems, Inc.*	729	2,012
Identive Group, Inc.*	700	1,120
Ingram Micro, Inc., Class A*	9,300	153,729
Insight Enterprises, Inc.*	1,200	17,484
Iteris, Inc.*	1,700	2,550
Keithley Instruments, Inc.	700	7,553
L-1 Identity Solutions, Inc.*	8,200	66,912
Littelfuse, Inc.*	1,200	42,732
LoJack Corp.*	1,300	4,589
Measurement Specialties, Inc.*	800	13,360
Mercury Computer Systems, Inc.*	1,200	15,840
Methode Electronics, Inc.	1,400	14,952
Multi-Fineline Electronix, Inc.*	1,300	32,942
NAPCO Security Technologies, Inc.*	1,700	2,941
NU Horizons Electronics Corp.*	1,508	5,187
OSI Systems, Inc.*	1,500	41,685
PAR Technology Corp.*	1,300	7,774
Park Electrochemical Corp.	500	13,720
PC Connection, Inc.*	1,900	13,129
PC Mall, Inc.*	1,300	5,499
Perceptron, Inc.*	700	3,297
Planar Systems, Inc.*	1,900	4,465
RadiSys Corp.*	900	8,883
Richardson Electronics, Ltd.	1,400	13,370
Rogers Corp.*	500	15,475
Sanmina-SCI Corp.*	700	8,799
ScanSource, Inc.*	600	16,548
Smart Modular Technologies (WWH), Inc.*	2,600	14,066
Spectrum Control, Inc.*	900	13,581
SYNNEX Corp.*	3,700	97,643
Tech Data Corp.*	3,600	142,416
Tessco Technologies, Inc.	600	8,472
TTM Technologies, Inc.*	1,958	20,069
Viasystems Group, Inc.*	118	1,820
Vicon Industries, Inc.*	371	1,610
Vishay Intertechnology, Inc.*	10,100	85,749
Vishay Precision Group, Inc.*	721	9,121
X-Rite, Inc.*	1,848	6,838
Zygo Corp.*	1,600	13,248

		1,523,730

Energy Equipment & Services 3.6%
Allis-Chalmers Energy, Inc.*	6,100	15,921
Basic Energy Services, Inc.*	4,600	43,102
Bristow Group, Inc.*	3,800	127,034
Bronco Drilling Co., Inc.*	2,600	9,880
Cal Dive International, Inc.*	2,200	13,024
Complete Production Services, Inc.*	6,600	127,050
Dawson Geophysical Co.*	1,050	24,476
ENGlobal Corp.*	1,500	3,345
Exterran Holdings, Inc.*	1,886	50,300
Geokinetics, Inc.*	1,107	4,882
Global Industries Ltd.*	8,800	41,712
Gulf Island Fabrication, Inc.	1,700	30,532
Gulfmark Offshore, Inc., Class A*	1,500	44,160
Helix Energy Solutions Group, Inc.*	1,500	14,085
Hercules Offshore, Inc.*	9,000	22,860
Hornbeck Offshore Services, Inc.*	2,000	33,660
Key Energy Services, Inc.*	4,200	40,572
Matrix Service Co.*	763	7,393
Mitcham Industries, Inc.*	1,000	7,350
Natural Gas Services Group, Inc.*	1,000	16,550
Newpark Resources, Inc.*	5,500	43,945
OMNI Energy Services Corp.*	1,400	3,766
Parker Drilling Co.*	2,900	12,122
Patterson-UTI Energy, Inc.	1,979	32,515
PHI, Inc., Non-Voting Shares*	1,450	23,040
Pioneer Drilling Co.*	4,800	31,776
Rowan Cos., Inc.*	3,000	75,780
SEACOR Holdings, Inc.*	1,300	107,666
Seahawk Drilling, Inc.*	600	5,958
Superior Well Services, Inc.*	2,900	53,853
TETRA Technologies, Inc.*	181	1,886
TGC Industries, Inc.*	1,890	6,426
Tidewater, Inc.	2,180	89,336
Trico Marine Services, Inc.*	1,800	1,404
Union Drilling, Inc.*	2,400	14,232
Unit Corp.*	2,900	118,610
Willbros Group, Inc.*	800	7,320

		1,307,523

Food & Staples Retailing 1.2%
Andersons, Inc. (The)	1,600	54,992
Great Atlantic & Pacific Tea Co.*	1,000	3,460
Ingles Markets, Inc., Class A	1,627	26,455
Nash Finch Co.	1,600	62,912
Pantry, Inc. (The)*	2,000	36,000
Ruddick Corp.	1,800	63,810
Spartan Stores, Inc.	2,700	38,772
Susser Holdings Corp.*	1,600	19,216
Weis Markets, Inc.	2,100	75,285
Winn-Dixie Stores, Inc.*	4,100	40,221

		421,123

Food Products 2.2%
B&G Foods, Inc., Class A	4,700	53,909
Chiquita Brands International, Inc.*	4,600	67,528
Corn Products International, Inc.	1,370	45,676
Del Monte Foods Co.	12,200	169,336
Farmer Bros Co.	1,300	21,944
Fresh Del Monte Produce, Inc.*	1,100	22,924
Hain Celestial Group, Inc. (The)*	3,000	63,180
HQ Sustainable Maritime Industries, Inc.*	1,300	5,525
Imperial Sugar Co.	1,450	17,400
John B. Sanfilippo & Son, Inc.*	300	4,212
Omega Protein Corp.*	2,600	13,520
Ralcorp Holdings, Inc.*	200	11,680
Seneca Foods Corp., Class A*	800	24,464
Smart Balance, Inc.*	6,600	25,212
Smithfield Foods, Inc.*	8,200	116,850
Tasty Baking Co.	700	4,641
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Food Products (continued)
TreeHouse Foods, Inc.*	2,400	$114,456

		782,457

Health Care Equipment & Supplies 1.6%
Alere, Inc.*	1,600	45,008
Alphatec Holdings, Inc.*	745	3,151
Analogic Corp.	500	22,735
AngioDynamics, Inc.*	2,400	36,984
Anika Therapeutics, Inc.*	1,100	6,446
Cantel Medical Corp.	1,000	15,880
Cardiac Science Corp.*	1,200	2,136
CONMED Corp.*	2,200	42,306
Cooper Cos., Inc. (The)	3,500	136,010
Cutera, Inc.*	731	5,717
Cynosure, Inc., Class A*	1,200	12,336
Digirad Corp.*	600	1,098
Greatbatch, Inc.*	2,250	50,805
Invacare Corp.	2,700	64,341
Medical Action Industries, Inc.*	600	8,220
Misonix, Inc.*	600	1,224
Osteotech, Inc.*	1,900	7,201
Palomar Medical Technologies, Inc.*	400	4,464
PhotoMedex, Inc.*	200	1,144
Rochester Medical Corp.*	800	7,744
RTI Biologics, Inc.*	6,700	19,363
Symmetry Medical, Inc.*	3,400	33,082
Teleflex, Inc.	400	22,668
Theragenics Corp.*	3,000	3,630
TomoTherapy, Inc.*	5,200	17,316
Young Innovations, Inc.	700	18,690

		589,699

Health Care Providers & Services 3.4%
Allied Healthcare International, Inc.*	6,300	15,624
American Dental Partners, Inc.*	1,100	12,606
AMN Healthcare Services, Inc.*	2,800	16,856
Amsurg Corp.*	1,300	23,816
Assisted Living Concepts, Inc., Class A*	460	14,472
Brookdale Senior Living, Inc.*	3,000	42,540
Capital Senior Living Corp.*	2,400	12,960
Community Health Systems, Inc.*	2,200	71,346
Continucare Corp.*	6,000	22,860
Coventry Health Care, Inc.*	1,100	21,813
Dynacq Healthcare, Inc.*	256	586
Ensign Group, Inc. (The)	800	14,400
Five Star Quality Care, Inc.*	3,800	13,870
Gentiva Health Services, Inc.*	2,200	45,386
Hanger Orthopedic Group, Inc.*	1,300	22,295
Health Net, Inc.*	1,300	30,615
Healthspring, Inc.*	4,900	92,120
Healthways, Inc.*	1,100	15,664
Integramed America, Inc.*	1,000	8,190
inVentiv Health, Inc.*	2,800	72,632
Kindred Healthcare, Inc.*	200	2,660
LCA-Vision, Inc.*	200	1,038
LifePoint Hospitals, Inc.*	3,400	105,094
Medcath Corp.*	2,398	21,246
Molina Healthcare, Inc.*	2,200	65,582
Nighthawk Radiology Holdings, Inc.*	2,500	7,400
NovaMed, Inc.*	733	6,047
Odyssey HealthCare, Inc.*	1,800	48,168
Omnicare, Inc.	5,300	130,539
PDI, Inc.*	1,400	11,242
PharMerica Corp.*	3,000	39,180
Prospect Medical Holdings, Inc.*	769	5,606
Psychiatric Solutions, Inc.*	400	13,256
Res-Care, Inc.*	3,000	29,460
Skilled Healthcare Group, Inc., Class A*	1,800	4,788
Sun Healthcare Group, Inc.*	5,329	44,124
SunLink Health Systems, Inc.*	700	1,596
Triple-S Management Corp., Class B*	1,700	33,796
Universal American Corp.*	6,743	112,878

		1,254,351

Health Care Technology 0.1%
ADAM, Inc.*	300	966
Arrhythmia Research Technology, Inc.	200	1,000
Omnicell, Inc.*	1,300	16,016
Vital Images, Inc.*	1,300	19,097

		37,079

Hotels, Restaurants & Leisure 2.9%
Benihana, Inc., Class A*	700	4,382
Biglari Holdings, Inc.*	130	37,765
Bluegreen Corp.*	4,500	13,275
Bob Evans Farms, Inc.	2,100	55,062
Boyd Gaming Corp.*	5,100	43,146
Churchill Downs, Inc.	1,250	45,463
DineEquity, Inc.*	1,400	51,044
Dover Motorsports, Inc.*	1,000	1,610
Gaylord Entertainment Co.*	2,100	60,879
Great Wolf Resorts, Inc.*	1,700	3,774
International Speedway Corp., Class A	500	12,950
Isle of Capri Casinos, Inc.*	2,000	16,800
J Alexander’s Corp.*	500	2,320
Lakes Entertainment, Inc.*	1,900	4,788
Luby’s, Inc.*	2,896	15,059
Marcus Corp.	2,900	35,380
McCormick & Schmick’s Seafood Restaurants, Inc.*	1,300	10,283
Monarch Casino & Resort, Inc.*	1,200	12,780
Morton’s Restaurant Group, Inc.*	600	2,934
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Hotels, Restaurants & Leisure (continued)
MTR Gaming Group, Inc.*	2,160	$4,666
Multimedia Games, Inc.*	2,201	9,244
Nathan’s Famous, Inc.*	250	3,942
O’Charleys, Inc.*	2,600	18,122
Orient-Express Hotels Ltd., Class A*	2,700	24,597
Penn National Gaming, Inc.*	1,700	46,563
Red Lion Hotels Corp.*	1,000	7,450
Red Robin Gourmet Burgers, Inc.*	200	4,268
Rick’s Cabaret International, Inc.*	1,000	7,690
Rubio’s Restaurants, Inc.*	1,000	8,660
Ruby Tuesday, Inc.*	5,200	53,144
Speedway Motorsports, Inc.	4,200	57,624
Vail Resorts, Inc.*	1,000	37,880
VCG Holding Corp.*	1,100	2,200
Wendy’s/Arby’s Group, Inc., Class A	13,100	57,116
Wyndham Worldwide Corp.	10,500	268,065

		1,040,925

Household Durables 2.9%
Acme United Corp.	200	2,014
Bassett Furniture Industries, Inc.*	1,400	6,734
Beazer Homes USA, Inc.*	4,800	20,304
Blyth, Inc.	851	33,657
Brookfield Homes Corp.*	3,300	24,585
Cavco Industries, Inc.*	500	17,530
Cobra Electronics Corp.*	800	2,144
Craftmade International, Inc.*	300	1,725
CSS Industries, Inc.	1,000	18,020
Dixie Group, Inc.*	700	2,303
Emerson Radio Corp.	2,700	6,075
Ethan Allen Interiors, Inc.	800	12,272
Furniture Brands International, Inc.*	5,000	27,600
Helen of Troy Ltd.*	2,700	64,692
Hooker Furniture Corp.	500	5,910
Jarden Corp.	7,700	222,915
Kid Brands, Inc.*	1,300	10,816
La-Z-Boy, Inc.*	1,900	16,264
Leggett & Platt, Inc.	5,700	118,788
Lennar Corp., Class A	3,400	50,218
Lennar Corp., Class B	600	7,590
Lifetime Brands, Inc.*	808	11,870
M.D.C. Holdings, Inc.	400	11,648
M/I Homes, Inc.*	1,800	18,990
Meritage Homes Corp.*	2,700	47,466
Mohawk Industries, Inc.*	3,900	190,827
Orleans Homebuilders, Inc.*	1,500	165
Palm Harbor Homes, Inc.*	1,200	2,700
Pulte Group, Inc.*	687	6,032
Ryland Group, Inc.	1,200	19,584
Skyline Corp.	800	16,064
Stanley Furniture Co., Inc.*	1,150	4,404
Toll Brothers, Inc.*	2,400	41,664

		1,043,570

Household Products 0.2%
Central Garden and Pet Co., Class A*	4,200	42,462
Central Garden and Pet Co.*	2,100	21,861

		64,323

Independent Power Producers & Energy Traders 0.2%
Mirant Corp.*	2,100	23,037
RRI Energy, Inc.*	9,100	35,945

		58,982

Industrial Conglomerates 0.1%
Standex International Corp.	1,100	33,022

Information Technology Services 1.1%
Acorn Energy, Inc.*	400	2,044
Acxiom Corp.*	1,500	23,010
CACI International, Inc., Class A*	1,600	75,232
CIBER, Inc.*	300	999
Convergys Corp.*	7,300	81,541
CoreLogic, Inc.	5,800	116,174
Dynamics Research Corp.*	1,100	10,692
Edgewater Technology, Inc.*	400	980
Euronet Worldwide, Inc.*	1,700	26,690
Hackett Group, Inc. (The)*	4,000	12,560
Integral Systems, Inc.*	700	5,292
Online Resources Corp.*	586	2,403
SRA International, Inc., Class A*	900	19,998
StarTek, Inc.*	1,500	6,930
TechTeam Global, Inc.*	1,000	6,160
Virtusa Corp.*	1,300	13,858

		404,563

Insurance 10.6%
21st Century Holding Co.	900	3,438
Affirmative Insurance Holdings, Inc.*	1,900	7,315
Alleghany Corp.*	302	90,666
Allied World Assurance Co. Holdings Ltd.	500	24,910
Alterra Capital Holdings Ltd.	1,584	30,650
American Equity Investment Life Holding Co.	5,500	59,400
American Financial Group, Inc.	7,200	212,184
American National Insurance Co.	500	39,140
American Physicians Capital, Inc.	200	8,190
American Safety Insurance Holdings Ltd.*	1,250	20,625
AMERISAFE, Inc.*	1,700	30,532
Arch Capital Group Ltd.*	800	62,608
Argo Group International Holdings Ltd.	2,400	74,736
Aspen Insurance Holdings Ltd.	1,400	38,290
Assurant, Inc.	500	18,645
Assured Guaranty Ltd.	3,408	53,506
Axis Capital Holdings Ltd.	857	26,713
Citizens, Inc.*	284	1,897
CNA Surety Corp.*	4,200	72,450
CNO Financial Group, Inc.*	15,600	83,772
Delphi Financial Group, Inc., Class A	3,246	84,234
Donegal Group, Inc., Class A	2,400	28,224
Eastern Insurance Holdings, Inc.	1,180	13,546
EMC Insurance Group, Inc.	300	6,708
Endurance Specialty Holdings Ltd.	1,300	50,167
Enstar Group Ltd.*	644	46,838
FBL Financial Group, Inc., Class A	2,300	52,187
Fidelity National Financial, Inc., Class A	2,150	31,756
First Acceptance Corp.*	3,404	5,855
First American Financial Corp.	5,800	85,550
First Mercury Financial Corp.	2,100	24,066
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Insurance (continued)
Flagstone Reinsurance Holdings SA	1,600	$17,664
FPIC Insurance Group, Inc.*	450	13,298
Global Indemnity PLC*	1,586	24,139
Hallmark Financial Services*	1,874	19,002
Hanover Insurance Group, Inc. (The)	3,000	131,490
Harleysville Group, Inc.	934	29,402
HCC Insurance Holdings, Inc.	6,900	180,228
Hilltop Holdings, Inc.*	4,800	49,872
Horace Mann Educators Corp.	2,200	37,004
Independence Holding Co.	1,900	12,179
MBIA, Inc.*	15,000	130,200
Meadowbrook Insurance Group, Inc.	3,845	35,220
Mercer Insurance Group, Inc.	500	8,340
Mercury General Corp.	2,400	103,512
Montpelier Re Holdings Ltd.	2,900	47,154
National Financial Partners Corp.*	4,100	43,993
Navigators Group, Inc. (The)*	1,000	42,630
NYMAGIC, Inc.	492	12,546
Old Republic International Corp.	13,000	162,630
OneBeacon Insurance Group Ltd., Class A	1,800	28,602
Phoenix Cos., Inc. (The)*	12,000	28,800
Platinum Underwriters Holdings Ltd.	600	23,448
PMA Capital Corp., Class A*	2,500	16,775
Presidential Life Corp.	2,000	19,620
ProAssurance Corp.*	2,500	148,775
Protective Life Corp.	5,000	112,450
Reinsurance Group of America, Inc.	4,500	215,910
RenaissanceRe Holdings Ltd.	1,200	68,664
Safety Insurance Group, Inc.	1,100	43,120
SeaBright Holdings, Inc.	2,300	18,837
Selective Insurance Group, Inc.	2,200	34,232
StanCorp Financial Group, Inc.	450	16,960
State Auto Financial Corp.	2,952	46,435
Stewart Information Services Corp.	1,700	16,983
Tower Group, Inc.	1,596	34,394
Transatlantic Holdings, Inc.	4,064	194,300
United Fire & Casualty Co.	2,100	45,024
Unitrin, Inc.	2,300	63,917
Validus Holdings Ltd.	2,232	55,443
W.R. Berkley Corp.	1,500	40,515
White Mountains Insurance Group Ltd.	300	94,215

		3,856,720

Internet & Catalog Retail 0.1%
1-800-FLOWERS.COM, Inc., Class A*	3,300	7,359
dELiA*s, Inc.*	1,700	2,465
Hollywood Media Corp.*	2,600	2,912
Valuevision Media, Inc., Class A*	3,500	6,405

		19,141

Internet Software & Services 1.4%
AOL, Inc.*	200	4,184
DivX, Inc.*	473	3,599
EarthLink, Inc.	6,130	54,128
IAC/InterActiveCorp*	7,100	177,500
InfoSpace, Inc.*	3,400	26,622
Internap Network Services Corp.*	1,900	8,892
Internet Brands, Inc., Class A*	4,349	47,752
Internet Capital Group, Inc.*	3,800	31,996
iPass, Inc.*	3,400	4,352
Keynote Systems, Inc.	800	8,008
Knot, Inc. (The)*	1,800	14,814
Looksmart Ltd.*	1,300	1,950
Marchex, Inc., Class B	2,000	9,320
ModusLink Global Solutions, Inc.*	4,400	28,864
Perficient, Inc.*	600	5,190
RealNetworks, Inc.*	10,800	35,856
Soundbite Communications, Inc.*	1,400	3,990
Stamps.com, Inc.*	274	2,998
support.com, Inc.*	3,300	13,629
TechTarget, Inc.*	1,984	11,487
TheStreet.com, Inc.	3,900	11,934
United Online, Inc.	1,800	11,376
Web.com Group, Inc.*	2,400	7,944

		526,385

Leisure Equipment & Products 0.4%
Aldila, Inc.*	200	790
Arctic Cat, Inc.*	1,200	11,940
Callaway Golf Co.	6,800	45,900
Cybex International, Inc.*	1,400	2,422
JAKKS Pacific, Inc.*	900	14,202
Nautilus, Inc.*	2,800	5,544
RC2 Corp.*	1,971	32,620
Sport Supply Group, Inc.	1,000	13,540
Steinway Musical Instruments, Inc.*	1,200	23,376

		150,334

Life Sciences Tools & Services 0.2%
Affymetrix, Inc.*	303	1,482
Albany Molecular Research, Inc.*	1,100	7,150
Cambrex Corp.*	3,100	11,005
Enzo Biochem, Inc.*	400	1,840
Harvard Bioscience, Inc.*	2,000	7,220
Kendle International, Inc.*	1,700	20,927
Medtox Scientific, Inc.*	600	6,882

		56,506

Machinery 2.8%
Alamo Group, Inc.	1,289	30,201
Albany International Corp., Class A	2,000	36,700
American Railcar Industries, Inc.*	2,600	35,490
Astec Industries, Inc.*	500	15,675
Barnes Group, Inc.	1,500	27,570
Briggs & Stratton Corp.	2,300	43,631
Chart Industries, Inc.*	476	8,478
CIRCOR International, Inc.	1,400	43,792
Columbus Mckinnon Corp.*	700	11,011
EnPro Industries, Inc.*	500	14,975
Federal Signal Corp.	4,200	25,032
Flanders Corp.*	1,800	5,400
Flow International Corp.*	835	2,271
FreightCar America, Inc.	700	17,381
Gencor Industries, Inc.*	499	3,817
Greenbrier Cos., Inc.*	2,100	27,426
Hardinge, Inc.	900	7,614
Hurco Cos., Inc.*	800	13,488
Kadant, Inc.*	600	11,694
Kaydon Corp.	300	11,397
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Machinery (continued)
Key Technology, Inc.*	300	$3,603
Lydall, Inc.*	1,200	8,580
Met-Pro Corp.	1,200	12,372
Mfri, Inc.*	700	4,375
Miller Industries, Inc.	1,253	16,753
Mueller Industries, Inc.	2,300	56,856
Mueller Water Products, Inc., Class A	8,800	33,440
NACCO Industries, Inc., Class A	600	53,424
NN, Inc.*	1,100	6,479
Portec Rail Products, Inc.	1,000	11,610
Robbins & Myers, Inc.	200	4,744
Tecumseh Products Co., Class A*	1,100	14,234
Timken Co.	5,500	184,910
Titan International, Inc.	4,000	43,920
Trinity Industries, Inc.	2,800	57,036
Twin Disc, Inc.	1,102	14,238
Wabash National Corp.*	3,000	25,110
Watts Water Technologies, Inc., Class A	2,300	74,060

		1,018,787

Marine 0.5%
Alexander & Baldwin, Inc.	3,400	114,070
American Commercial Lines, Inc.*	100	2,415
Eagle Bulk Shipping, Inc.*	5,800	28,072
Genco Shipping & Trading Ltd.*	2,700	45,090
Horizon Lines, Inc., Class A	400	1,856
International Shipholding Corp.	300	7,482

		198,985

Media 2.3%
AH Belo Corp., Class A*	2,080	16,099
Alloy, Inc.*	1,382	13,115
Ascent Media Corp., Class A*	1,200	33,360
Ballantyne Strong, Inc.*	825	6,369
Cinemark Holdings, Inc.	8,200	119,638
Clear Channel Outdoor Holdings, Inc., Class A*	1,185	13,047
E.W. Scripps Co. (The), Class A*	4,100	32,226
Fisher Communications, Inc.*	400	7,080
Gray Television, Inc.*	5,900	15,340
Harte-Hanks, Inc.	162	1,827
Journal Communications, Inc., Class A*	800	3,808
Lee Enterprises, Inc.*	3,800	11,172
Liberty Media Corp. — Capital, Series A*	7,000	326,480
Liberty Media Corp. — Starz, Series A*	1,395	76,572
Live Nation Entertainment, Inc.*	6,700	61,841
McClatchy Co. (The), Class A*	5,700	19,950
Media General, Inc., Class A*	2,200	22,726
Mediacom Communications Corp., Class A*	345	2,532
New Frontier Media, Inc.*	1,900	3,097
Outdoor Channel Holdings, Inc.*	2,200	12,496
Radio One, Inc., Class D*	900	990
Saga Communications, Inc., Class A*	400	8,960
Salem Communications Corp., Class A*	2,100	7,161
Scholastic Corp.	200	5,066

		820,952

Metals & Mining 1.4%
AM Castle & Co.*	3,200	47,264
Brush Engineered Materials, Inc.*	500	11,925
Coeur d’Alene Mines Corp.*	4,400	67,012
Commercial Metals Co.	1,300	18,707
Friedman Industries	600	3,360
Haynes International, Inc.	400	13,464
Horsehead Holding Corp.*	3,600	27,576
Kaiser Aluminum Corp.	800	32,800
Olympic Steel, Inc.	1,000	25,430
Reliance Steel & Aluminum Co.	200	7,856
RTI International Metals, Inc.*	2,700	76,626
Schnitzer Steel Industries, Inc., Class A	500	22,910
Stillwater Mining Co.*	3,835	52,808
Synalloy Corp.	400	3,700
Universal Stainless & Alloy*	900	20,538
US Gold Corp.*	4,781	23,666
Worthington Industries, Inc.	2,851	40,855

		496,497

Multiline Retail 0.4%
Dillard’s, Inc., Class A	3,000	69,420
Fred’s, Inc., Class A	3,500	37,940
Saks, Inc.*	6,327	51,945

		159,305

Oil, Gas & Consumable Fuels 3.7%
Alon USA Energy, Inc.	4,100	28,249
Approach Resources, Inc.*	2,521	16,992
ATP Oil & Gas Corp.*	3,100	32,736
Berry Petroleum Co., Class A	1,600	47,712
Bill Barrett Corp.*	1,500	53,070
BioFuel Energy Corp.*	2,400	3,672
Comstock Resources, Inc.*	1,800	45,558
Crimson Exploration, Inc.*	2,000	6,200
Crosstex Energy, Inc.*	4,500	34,830
CVR Energy, Inc.*	2,900	23,490
Delek US Holdings, Inc.	4,397	32,978
DHT Holdings, Inc.	5,002	21,008
Double Eagle Petroleum Co.*	800	3,400
Energy Partners Ltd.*	1,141	14,593
Frontier Oil Corp.	2,500	30,725
General Maritime Corp.	4,400	24,596
GeoMet, Inc.*	3,500	3,535
GeoResources, Inc.*	333	4,938
Green Plains Renewable Energy, Inc.*	1,200	11,112
Harvest Natural Resources, Inc.*	4,100	34,030
HKN, Inc.*	1,000	3,070
International Coal Group, Inc.*	6,229	28,031
Mariner Energy, Inc.*	1,700	40,613
Overseas Shipholding Group, Inc.	2,600	101,998
Pacific Ethanol, Inc.*	5,600	3,247
Patriot Coal Corp.*	1,100	13,266
Penn Virginia Corp.	4,800	91,200
Petroleum Development Corp.*	2,300	67,022
Rex Energy Corp.*	2,200	23,320
Rosetta Resources, Inc.*	2,000	44,140
Stone Energy Corp.*	2,094	24,625
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Sunoco, Inc.	1,500	$53,505
Swift Energy Co.*	1,900	49,267
Tesoro Corp.	4,100	52,931
USEC, Inc.*	11,600	64,148
VAALCO Energy, Inc.*	388	2,316
Warren Resources, Inc.*	700	2,198
Western Refining, Inc.*	6,700	35,510
Whiting Petroleum Corp.*	2,000	176,020

		1,349,851

Paper & Forest Products 1.4%
Buckeye Technologies, Inc.*	3,900	44,265
Domtar Corp.	2,100	122,850
KapStone Paper and Packaging Corp.*	700	8,008
Louisiana-Pacific Corp.*	9,700	70,616
MeadWestvaco Corp.	7,900	189,284
Mercer International, Inc.*	4,500	24,165
Neenah Paper, Inc.	500	8,970
P.H. Glatfelter Co.	3,500	40,005
Wausau Paper Corp.*	700	4,781

		512,944

Personal Products 0.3%
CCA Industries, Inc.	400	2,100
Elizabeth Arden, Inc.*	1,600	24,848
Inter Parfums, Inc.	1,700	29,665
Mannatech, Inc.*	1,800	4,896
Nutraceutical International Corp.*	400	6,300
Parlux Fragrances, Inc.*	1,100	2,497
Physicians Formula Holdings, Inc.*	1,300	4,381
Prestige Brands Holdings, Inc.*	4,800	39,456
Schiff Nutrition International, Inc.	700	5,635

		119,778

Pharmaceuticals 0.8%
Hi-Tech Pharmacal Co., Inc.*	600	10,548
King Pharmaceuticals, Inc.*	9,906	86,777
K-V Pharmaceutical Co., Class A*	3,700	3,959
Lannett Co., Inc.*	1,100	5,060
Matrixx Initiatives, Inc.*	1,000	4,720
Medicis Pharmaceutical Corp., Class A	989	25,071
Par Pharmaceutical Cos., Inc.*	2,200	58,080
ViroPharma, Inc.*	8,200	107,994

		302,209

Professional Services 0.7%
Barrett Business Services, Inc.	600	8,976
CDI Corp.	2,100	35,280
CRA International, Inc.*	1,300	24,986
Franklin Covey Co.*	700	4,361
GP Strategies Corp.*	2,177	16,436
Heidrick & Struggles International, Inc.	1,000	20,100
Hudson Highland Group, Inc.*	2,200	9,790
Kelly Services, Inc., Class A*	3,406	50,409
Kforce, Inc.*	85	1,148
Korn/Ferry International*	352	4,946
LECG Corp.*	1,010	2,161
National Technical Systems, Inc.	400	3,400
On Assignment, Inc.*	4,532	21,890
RCM Technologies, Inc.*	400	2,052
School Specialty, Inc.*	1,200	23,004
Volt Information Sciences, Inc.*	1,900	16,967

		245,906

Real Estate Management & Development 0.3%
Avatar Holdings, Inc.*	1,100	22,011
Forest City Enterprises, Inc., Class A*	5,200	66,040
Thomas Properties Group, Inc.	2,539	9,267
ZipRealty, Inc.*	1,900	5,130

		102,448

Road & Rail 1.7%
Amerco, Inc.*	800	54,536
Arkansas Best Corp.	2,000	45,140
Avis Budget Group, Inc.*	5,800	71,572
Celadon Group, Inc.*	1,900	29,716
Covenant Transport Group, Inc., Class A*	200	1,878
Frozen Food Express Industries*	800	2,848
Kansas City Southern*	1,000	36,700
Marten Transport Ltd.*	2,300	52,256
PAM Transportation Services, Inc.*	1,072	15,673
Ryder System, Inc.	3,300	144,111
Saia, Inc.*	2,200	33,220
USA Truck, Inc.*	1,250	20,487
Werner Enterprises, Inc.	5,400	124,362

		632,499

Semiconductors & Semiconductor Equipment 3.3%
Actel Corp.*	2,500	36,650
Advanced Analogic Technologies, Inc.*	4,600	14,674
Amtech Systems, Inc.*	915	9,205
Anadigics, Inc.*	2,700	11,853
ATMI, Inc.*	200	2,968
AuthenTec, Inc.*	1,500	3,060
Axcelis Technologies, Inc.*	12,700	21,209
AXT, Inc.*	3,000	17,670
BTU International, Inc.*	700	3,920
Cabot Microelectronics Corp.*	900	29,421
Cascade Microtech, Inc.*	1,000	4,570
Ceva, Inc.*	500	6,385
Cohu, Inc.	2,144	33,618
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
CyberOptics Corp.*	400	$3,892
DSP Group, Inc.*	2,788	19,460
Energy Conversion Devices, Inc.*	3,700	17,908
Exar Corp.*	4,111	28,736
Fairchild Semiconductor International, Inc.*	9,500	86,260
FEI Co.*	700	13,692
FormFactor, Inc.*	500	4,840
GSI Technology, Inc.*	2,200	14,960
Ikanos Communications, Inc.*	4,200	7,350
Integrated Device Technology, Inc.*	16,600	96,446
Integrated Silicon Solution, Inc.*	2,500	21,500
International Rectifier Corp.*	4,200	82,026
Intersil Corp., Class A	6,683	75,919
IXYS Corp.*	1,400	12,362
Kopin Corp.*	3,700	13,949
Lattice Semiconductor Corp.*	6,200	34,472
Mattson Technology, Inc.*	2,800	8,204
Microtune, Inc.*	4,501	10,758
MKS Instruments, Inc.*	1,805	38,735
MoSys, Inc.*	876	3,977
Nanometrics, Inc.*	1,380	12,600
OmniVision Technologies, Inc.*	3,800	84,778
PDF Solutions, Inc.*	1,600	6,560
Pericom Semiconductor Corp.*	1,645	15,035
Photronics, Inc.*	7,400	33,448
PLX Technology, Inc.*	1,010	3,858
Rudolph Technologies, Inc.*	3,000	25,920
Sigma Designs, Inc.*	2,280	23,347
Silicon Image, Inc.*	4,000	17,040
Standard Microsystems Corp.*	853	18,783
SunPower Corp., Class A*	1,300	16,159
TriQuint Semiconductor, Inc.*	9,900	68,607
Ultratech, Inc.*	1,300	23,491
Virage Logic Corp.*	1,800	21,510
Zoran Corp.*	5,400	46,440

		1,208,225

Software 0.5%
Bsquare Corp.*	720	2,239
EPIQ Systems, Inc.	3,100	40,362
ePlus, Inc.*	460	8,239
JDA Software Group, Inc.*	1,200	28,200
Kenexa Corp.*	1,300	15,639
Lawson Software, Inc.*	2,100	16,737
Mentor Graphics Corp.*	1,531	14,728
Opnet Technologies, Inc.	500	7,620
Pervasive Software, Inc.*	500	2,400
S1 Corp.*	1,100	6,457
Smith Micro Software, Inc.*	2,700	26,541
THQ, Inc.*	2,400	10,944
Wayside Technology Group, Inc.	200	2,002

		182,108

Specialty Retail 4.7%
Aaron’s, Inc.	1,500	27,240
AC Moore Arts & Crafts, Inc.*	2,110	5,191
America’s Car-Mart, Inc.*	900	20,952
AutoNation, Inc.*	10,100	246,743
Barnes & Noble, Inc.	6,100	79,117
Bebe Stores, Inc.	2,300	13,685
Books-A-Million, Inc.	1,500	9,720
Borders Group, Inc.*	816	1,085
Brown Shoe Co., Inc.	3,200	46,784
Build-A-Bear Workshop, Inc.*	2,800	16,940
Cabela’s, Inc.*	6,600	102,894
Cache, Inc.*	1,100	5,676
Casual Male Retail Group, Inc.*	2,600	8,996
Charming Shoppes, Inc.*	8,160	36,557
Christopher & Banks Corp.	2,310	17,071
Coldwater Creek, Inc.*	3,400	13,328
Collective Brands, Inc.*	2,700	43,254
Conn’s, Inc.*	1,900	9,994
Cost Plus, Inc.*	900	3,087
Destination Maternity Corp.*	100	3,095
Dress Barn, Inc.*	1,300	32,110
DSW, Inc., Class A*	1,300	34,593
Finish Line, Inc. (The), Class A	5,600	80,136
Foot Locker, Inc.	8,700	118,233
Genesco, Inc.*	1,600	43,664
Golfsmith International Holdings, Inc.*	700	2,478
Group 1 Automotive, Inc.*	2,600	72,072
Haverty Furniture Cos., Inc.	1,700	20,604
HOT Topic, Inc.	4,300	22,747
Jo-Ann Stores, Inc.*	2,000	83,780
Lithia Motors, Inc., Class A	1,100	9,680
MarineMax, Inc.*	2,300	17,480
Men’s Wearhouse, Inc. (The)	1,600	31,136
New York & Co., Inc.*	3,200	7,136
Office Depot, Inc.*	15,400	66,528
Pacific Sunwear Of California*	4,300	17,372
Penske Automotive Group, Inc.*	7,300	102,200
PEP Boys-Manny Moe & Jack	1,900	18,240
Rent-A-Center, Inc.*	4,000	87,960
Shoe Carnival, Inc.*	823	17,324
Sonic Automotive, Inc., Class A*	500	4,945
Stage Stores, Inc.	2,400	26,400
Stein Mart, Inc.*	3,227	24,912
Systemax, Inc.	1,000	16,360
Tandy Leather Factory, Inc.	200	860
Trans World Entertainment Corp.*	2,150	3,956
West Marine, Inc.*	2,342	24,310
Zale Corp.*	3,300	5,808

		1,704,433

Textiles, Apparel & Luxury Goods 1.6%
Columbia Sportswear Co.	2,700	132,327
Culp, Inc.*	200	2,084
Delta Apparel, Inc.*	158	2,334
G-III Apparel Group Ltd.*	600	15,480
Heelys, Inc.*	2,200	5,962
Iconix Brand Group, Inc.*	5,700	93,822
Jones Apparel Group, Inc.	3,200	55,808
Kenneth Cole Productions, Inc., Class A*	1,000	13,430
K-Swiss, Inc., Class A*	2,300	27,485
Lacrosse Footwear, Inc.	132	1,938
Lakeland Industries, Inc.*	200	1,802
Lazare Kaplan International, Inc.*	300	258
Movado Group, Inc.*	1,600	18,176
Oxford Industries, Inc.	903	20,227
Perry Ellis International, Inc.*	1,600	35,824
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Common Stocks (continued)

		Market
	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Quiksilver, Inc.*	3,200	$14,304
RG Barry Corp.	400	4,740
Rocky Brands, Inc.*	700	5,579
Skechers U.S.A., Inc., Class A*	2,600	96,434
Tandy Brands Accessories, Inc.*	500	1,850
Timberland Co. (The), Class A*	1,200	21,144
Unifi, Inc.*	5,800	22,736

		593,744

Thrifts & Mortgage Finance 3.0%
Abington Bancorp, Inc.	2,499	23,840
Astoria Financial Corp.	4,800	63,552
Atlantic Coast Federal Corp.*	1,200	2,532
Bank Mutual Corp.	1,300	7,644
BankAtlantic Bancorp, Inc., Class A*	8,887	14,308
BankFinancial Corp.	2,114	18,772
Beneficial Mutual Bancorp, Inc.*	6,413	64,707
Berkshire Hills Bancorp, Inc.	1,300	26,247
BofI Holding, Inc.*	900	14,058
Dime Community Bancshares	1,800	23,580
Doral Financial Corp.*	7,600	18,696
ESSA Bancorp, Inc.	1,500	19,080
Federal Agricultural Mortgage Corp., Class C	1,000	14,940
First Defiance Financial Corp.	300	2,994
First Financial Holdings, Inc.	798	10,039
First Financial Northwest, Inc.	2,600	11,856
First Niagara Financial Group, Inc.	3,992	53,533
First Place Financial Corp.*	367	1,332
Flushing Financial Corp.	3,247	40,490
Home Federal Bancorp, Inc.	2,000	26,100
HopFed Bancorp, Inc.	300	2,853
Legacy Bancorp, Inc.	700	5,737
Louisiana Bancorp, Inc.*	600	8,100
Meridian Interstate Bancorp, Inc.*	203	2,196
MGIC Investment Corp.*	13,300	114,247
NewAlliance Bancshares, Inc.	6,959	84,691
Northeast Community Bancorp, Inc.	300	1,710
Northwest Bancshares, Inc.	4,895	59,376
OceanFirst Financial Corp.	1,710	21,649
PMI Group, Inc. (The)*	8,800	27,544
Provident Financial Holdings, Inc.	1,200	7,380
Provident Financial Services, Inc.	2,000	25,620
Provident New York Bancorp	1,147	10,644
Radian Group, Inc.	9,800	84,280
Riverview Bancorp, Inc.*	589	1,178
Rome Bancorp, Inc.	700	6,405
SI Financial Group, Inc.	1,100	7,425
Tree.com, Inc.*	1,200	8,640
United Community Financial Corp.*	763	1,221
United Financial Bancorp, Inc.	1,800	26,802
United Western Bancorp, Inc.	472	397
Washington Federal, Inc.	5,000	87,000
Waterstone Financial, Inc.*	1,700	6,783
Westfield Financial, Inc.	3,700	30,377

		1,090,555

Tobacco 0.4%
Alliance One International, Inc.*	10,088	38,032
Universal Corp.	2,100	93,135

		131,167

Trading Companies & Distributors 1.1%
Aceto Corp.	1,834	12,508
Aircastle Ltd.	3,600	32,904
Applied Industrial Technologies, Inc.	1,400	39,200
CAI International, Inc.*	141	1,843
Empire Resources, Inc.	300	1,110
GATX Corp.	2,600	73,476
H&E Equipment Services, Inc.*	3,366	29,284
Interline Brands, Inc.*	1,200	21,708
TAL International Group, Inc.	1,300	35,022
Titan Machinery, Inc.*	1,544	22,033
United Rentals, Inc.*	4,900	64,582
WESCO International, Inc.*	2,100	75,453

		409,123

Water Utilities 0.1%
Middlesex Water Co.	800	13,240
Pennichuck Corp.	200	4,500
SJW Corp.	600	14,934

		32,674

Wireless Telecommunication Services 0.7%
FiberTower Corp.*	1,000	4,770
Leap Wireless International, Inc.*	5,300	63,017
MetroPCS Communications, Inc.*	1,200	10,740
Telephone & Data Systems, Inc.	1,700	58,021
Telephone & Data Systems, Inc. — Special Shares	1,800	54,018
United States Cellular Corp.*	1,200	56,436

		247,002

Total Common Stocks (cost $38,694,189)		36,019,384

Right 0.0%

	Number of	Market
	Rights	Value

Oil, Gas & Consumable Fuels 0.0%†
GeoMet, Inc. 8/18/2010*	354	3

Total Right (cost $—)		3

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide U.S. Small Cap Value Fund
Mutual Fund 0.9%

		Market
	Shares	Value

Money Market Fund 0.9%
Invesco Liquid Assets Portfolio - Institutional Class, 0.26% (a)	314,878	314,878

Total Mutual Fund (cost $314,878)		314,878

Total Investments (cost $39,009,067) (b) — 99.9%		36,334,265

Other assets in excess of liabilities — 0.1%		25,408

NET ASSETS — 100.0%		$36,359,673

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of July 31, 2010.

(b)	At July 31, 2010, the tax basis cost of the Fund’s investments was $39,009,077, tax unrealized appreciation and depreciation were $4,049,737 and $(6,724,549), respectively.

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.

The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$36,019,384	$—	$—	$36,019,384
Mutual Fund	314,878	—	—	314,878
Right	3	—	—	3

Total	$36,334,265	$—	$—	$36,334,265

*	See Statement of Investments for identification of securities by type and industry classification.

	Common Stocks	Corporate Bonds	Warrants	Total

Balance as of 10/31/09	$—	$—	$—	$—

Accrued Accretion/(Amortization)	—	—	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—	—	—

Net Purchases/(Sales)	—	—	—	—

Transfers Into Level 3	—	—	—	—

Transfers Out of Level 3	—	—	—	—

Balance as of 7/31/10	$—	$—	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Value Fund
Common Stocks 95.5%

		Market
	Shares	Value

Aerospace & Defense 4.8%
Raytheon Co.	555	$25,680
United Technologies Corp.	1,030	73,233

		98,913

Beverages 3.1%
PepsiCo, Inc.	980	63,612

Capital Markets 1.2%
Bank of New York Mellon Corp. (The)	995	24,945

Chemicals 2.1%
Air Products & Chemicals, Inc.	590	42,822

Commercial Banks 4.5%
SunTrust Banks, Inc.	410	10,640
U.S. Bancorp	1,285	30,711
Wells Fargo & Co.	1,880	52,132

		93,483

Communications Equipment 0.8%
Cisco Systems, Inc.*	760	17,533

Computers & Peripherals 1.4%
Dell, Inc.*	2,235	29,591

Construction & Engineering 1.1%
Fluor Corp.	470	22,696

Diversified Financial Services 2.7%
JPMorgan Chase & Co.	1,370	55,184

Food & Staples Retailing 4.1%
Sysco Corp.	1,410	43,668
Wal-Mart Stores, Inc.	780	39,928

		83,596

Food Products 3.9%
ConAgra Foods, Inc.	1,670	39,212
General Mills, Inc.	1,170	40,014

		79,226

Health Care Equipment & Supplies 4.6%
Baxter International, Inc.	715	31,296
Medtronic, Inc.	1,720	63,588

		94,884

Health Care Providers & Services 3.3%
Quest Diagnostics, Inc.	595	27,959
UnitedHealth Group, Inc.	1,280	38,976

		66,935

Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	630	43,930

Household Products 5.2%
Kimberly-Clark Corp.	705	45,205
Procter & Gamble Co. (The)	1,000	61,160

		106,365

Industrial Conglomerates 2.1%
3M Co.	500	42,770

Information Technology Services 0.8%
Alliance Data Systems Corp.*	280	16,094

Insurance 7.2%
Allstate Corp. (The)	615	17,368
Marsh & McLennan Cos., Inc.	1,320	31,046
Prudential Financial, Inc.	805	46,118
Travelers Cos., Inc. (The)	1,040	52,468

		147,000

Machinery 5.9%
Dover Corp.	870	41,734
Illinois Tool Works, Inc.	850	36,975
Parker Hannifin Corp.	690	42,863

		121,572

Multi-Utilities 2.6%
Dominion Resources, Inc.	1,285	53,957

Oil, Gas & Consumable Fuels 16.8%
Anadarko Petroleum Corp.	1,295	63,662
Apache Corp.	895	85,544
Devon Energy Corp.	1,195	74,676
Exxon Mobil Corp.	665	39,687
Occidental Petroleum Corp.	1,037	80,813

		344,382

Pharmaceuticals 10.5%
Abbott Laboratories	1,140	55,951
Johnson & Johnson	820	47,634
Merck & Co., Inc.	1,630	56,170
Pfizer, Inc.	3,680	55,200

		214,955

Semiconductors & Semiconductor Equipment 2.5%
KLA-Tencor Corp.	1,640	51,939

Software 2.2%
Microsoft Corp.	1,760	45,426

Total Common Stocks (cost $1,892,782)		1,961,810

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Value Fund
Mutual Fund 3.0%

		Market
	Shares	Value

Money Market Fund 3.0%
Invesco Liquid Assets Portfolio - Institutional Class, 0.26% (a)	61,148	$61,148

Total Mutual Fund (cost $61,148)		61,148

Total Investments
(cost $1,953,930) (b) — 98.5%		2,022,958

Other assets in excess of liabilities — 1.5%		31,053

NET ASSETS — 100.0%		$2,054,011

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of July 31, 2010.

(b)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,973,192, tax unrealized appreciation and depreciation were $135,182 and $(85,416), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Value Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$1,961,810	$—	$—	$1,961,810
Mutual Fund	61,148	—	—	61,148

Total	$2,022,958	$—	$—	$2,022,958

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Bond Fund

Asset-Backed Securities 1.9%

	Principal	Market
	Amount	Value

Other 1.9%
Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2001-4, Class 1A6, 6.24%, 01/25/13(a)	$481,233	$466,152
Residential Asset Mortgage Products, Inc., Series 2002-RS1, Class AI5, 5.91%, 01/25/32(a)	565,613	472,044
Structured Asset Securities Corp., Series 2004-6XS, Class A6, 4.63%, 03/25/34(b)	761,856	738,152

Total Asset-Backed Securities (cost $1,808,678)		1,676,348

Collateralized Mortgage Obligations 20.4%

	Principal	Market
	Amount	Value

ABN Amro Mortgage Corp., Series 2003-8, Class A23, 5.50%, 06/25/33	801,669	781,486
American Home Mortgage Investment Trust, Series 2004-3, Class 6A1, 4.82%, 10/25/34(b)	819,128	786,381
Countrywide Alternative Loan Trust, Series 2007-2CB, Class 2A14, 5.75%, 03/25/37	998,695	743,108
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-15, Class A7, 5.50%, 08/25/35	980,377	830,289
Fannie Mae REMICS
Series 2003-33, Class LB, 5.50%, 05/25/23	2,000,000	2,273,570
Series 2009-42, Class AP, 4.50%, 03/25/39	4,733,971	4,989,874
Government National Mortgage Association, Series 2010-61, Class PC, 4.50%, 02/20/37	6,000,000	6,531,171
MASTR Alternative Loans Trust, Series 2005-6, Class 1A5, 5.50%, 12/25/35	1,000,000	756,967
Residential Funding Securities LLC, Series 2003-RM2, Class AI3, 4.50%, 05/25/33	742,284	736,171

Total Collateralized Mortgage Obligations (cost $18,480,785)		18,429,017

Commercial Mortgage Backed Securities 5.6%

	Principal	Market
	Amount	Value

Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A3 5.69%, 09/15/40(a)	$1,000,000	$1,033,184
CS First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2 4.94%, 12/15/35	955,000	1,011,040
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A3 5.72%, 12/10/49	1,000,000	1,058,768
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class A3 5.47%, 11/15/30(a)	1,000,000	1,054,668
Merrill Lynch Mortgage Trust, Series 2005-CIP1, Class AM 5.11%, 07/12/38(a)	1,000,000	944,706

Total Commercial Mortgage Backed Securities (cost $4,855,853)		5,102,366

Corporate Bonds 34.8%

	Principal	Market
	Amount	Value

Air Freight & Logistics 1.1%
Federal Express Corp. 1993 Pass Through Trust, Series B2, 7.63%, 01/01/15	898,072	963,416

Airlines 0.9%
Continental Airlines Pass Through Trust, Series 1997-4, Class B, 6.90%, 01/02/17	855,501	812,726

Beverages 1.4%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 01/15/19(c)	1,000,000	1,245,391

Capital Markets 1.2%
Xstrata Finance Canada Ltd., 6.90%, 11/15/37(c)	1,000,000	1,060,358

Chemicals 0.9%
Mosaic Global Holdings, Inc., 7.30%, 01/15/28	750,000	856,472

Commercial Banks 0.9%
HSBC Holdings PLC, 6.80%, 06/01/38	750,000	838,304

Communications Equipment 0.9%
Motorola, Inc., 6.50%, 09/01/25	750,000	792,402

Computers & Peripherals 1.0%
Digital Equipment Corp., 7.75%, 04/01/23	825,000	950,874

Diversified Financial Services 5.3%
Bank of America NA, 6.10%, 06/15/17	1,000,000	1,064,773
Citigroup, Inc., 8.13%, 07/15/39	750,000	912,572
JPMorgan Chase & Co., 5.25%, 05/01/15	1,000,000	1,082,722
JPMorgan Chase & Co., Series 1, 7.90%, 04/30/18(d)	1,000,000	1,044,620
National Rural Utilities Cooperative Finance Corp., 10.38%, 11/01/18	500,000	704,288

		4,808,975

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Telecommunication Services 1.1%
Qwest Corp., 6.88%, 09/15/33	$1,000,000	$962,500

Electric Utilities 0.9%
Nisource Finance Corp., 6.13%, 03/01/22	750,000	825,518

Energy Equipment & Services 2.1%
Diamond Offshore Drilling, Inc., 5.88%, 05/01/19	700,000	773,668
Weatherford International, Inc., 6.35%, 06/15/17	1,000,000	1,091,979

		1,865,647

Food & Staples Retailing 1.1%
CVS Pass-Through Trust, 6.94%, 01/10/30	947,642	1,040,672

Health Care Equipment & Supplies 1.3%
Covidien International Finance SA, 6.00%, 10/15/17	1,000,000	1,169,079

Health Care Providers & Services 1.1%
Quest Diagnostics, Inc., 5.13%, 11/01/10	1,000,000	1,008,469

Industrial Conglomerates 1.2%
General Electric Co., 5.25%, 12/06/17	1,000,000	1,102,314

Insurance 3.4%
Liberty Mutual Group, Inc., 7.30%, 06/15/14(c)	1,000,000	1,093,318
Oil Insurance Ltd., 7.56%, 06/30/11(c)(d)	1,000,000	863,310
Principal Life Income Funding Trusts, 5.30%, 12/14/12	1,000,000	1,077,450

		3,034,078

Machinery 1.5%
Eaton Corp., 8.88%, 06/15/19	1,000,000	1,328,919

Media 2.5%
Comcast Cable Holdings LLC, 9.80%, 02/01/12	1,000,000	1,120,166
Time Warner Cable, Inc., 6.75%, 07/01/18	1,000,000	1,168,059

		2,288,225

Metals & Mining 2.1%
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	1,000,000	1,111,419
Teck Resources Ltd., 9.75%, 05/15/14	650,000	790,129

		1,901,548

Oil, Gas & Consumable Fuels 0.9%
Energy Transfer Partners LP, 6.70%, 07/01/18	750,000	827,480

Paper & Forest Products 0.9%
Stora Enso Oyj, 7.25%, 04/15/36(c)	1,000,000	800,000

Real Estate Investment Trusts (REITs) 1.1%
Highwoods Realty LP, 5.85%, 03/15/17	1,000,000	1,005,967

Total Corporate Bonds (cost $29,106,958)		31,489,334

Municipal Bond 0.7%

	Principal	Market
	Amount	Value

Iowa 0.7%
Tobacco Settlement Authority, Series A, 6.50%, 06/01/23	735,000	632,703

Total Municipal Bond (cost $735,000)		632,703

U.S. Government Mortgage Backed Agencies 8.5%

	Principal	Market
	Amount	Value

Fannie Mae Pool Pool# 383661 6.62%, 06/01/16	1,750,883	2,009,475
Pool# 386905 5.00%, 04/01/19	903,286	994,440
Pool# AA6943 4.50%, 05/01/39	2,755,697	2,885,449
Freddie Mac Gold Pool Pool# E01443,3.50%, 07/01/18	$1,802,096	$1,831,110

Total U.S. Government Mortgage Backed Agencies (cost $7,173,697)		7,720,474

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Fund
Sovereign Bond 0.6%

	Principal	Market
	Amount	Value

ISRAEL 0.6%
Israel Government AID Bond, 0.00%, 05/15/24	1,000,000	553,639

Total Sovereign Bond (cost $467,611)		553,639

U.S. Government Sponsored & Agency Obligation 4.5%

	Principal	Market
	Amount	Value

Federal Home Loan Mortgage Corp. 1.00%, 08/28/12	4,000,000	4,023,340

Total U.S. Government Sponsored & Agency Obligation (cost $4,014,691)		4,023,340

U.S. Treasury Bonds 6.6%

	Principal	Market
	Amount	Value

U.S. Treasury Inflation Indexed Bond
2.00%, 01/15/14	3,000,000	3,779,510
2.13%, 01/15/19	2,000,000	2,222,621

Total U.S. Treasury Bonds (cost $5,871,866)		6,002,131

U.S. Treasury Notes 10.5%

	Principal	Market
	Amount	Value

U.S. Treasury Note
3.25%, 05/31/16	4,000,000	4,285,936
4.88%, 08/15/16	4,500,000	5,244,961

Total U.S. Treasury Notes (cost $8,874,171)		9,530,897

Yankee Dollar 0.8%

	Principal	Market
	Amount	Value

Energy Equipment & Services 0.8%
Noble Holding International Ltd., 4.90%, 08/01/20	$700,000	$731,678

Total Yankee Dollar (cost $698,077)		731,678

Mutual Fund 4.1%

		Market
	Shares	Value

Money Market Fund 4.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.26% (e)	3,724,507	3,724,507

Total Mutual Fund (cost $3,724,507)		3,724,507

Total Investments (cost $85,811,894) (f) — 99.0%		89,616,434

Other assets in excess of liabilities — 1.0%		911,994

NET ASSETS — 100.0%		$90,528,428

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date represents the actual maturity date.

(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2010.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $5,062,377 which represents 5.59% of net assets.

(d)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date reflects the next call date.

(e)	Represents 7-day effective yield as of July 31, 2010.

(f)	At July 31, 2010, the tax basis cost of the Fund’s investments was $85,811,894, tax unrealized appreciation and depreciation were $4,951,747 and $(1,147,207), respectively.

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

REMICS	Real Estate Mortgage Investment Conduits

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$1,676,348	$—	$1,676,348
Collateralized Mortgage Obligations	—	18,429,017	—	18,429,017
Commercial Mortgage Backed Securities	—	5,102,366	—	5,102,366
Corporate Bonds	—	31,489,334	—	31,489,334
Municipal Bond	—	632,703	—	632,703
Mutual Fund	3,724,507	—	—	3,724,507
Sovereign Bond	—	553,639	—	553,639
U.S. Government Mortgage Backed Agencies	—	7,720,474	—	7,720,474
U.S. Government Sponsored & Agency Obligation	—	4,023,340	—	4,023,340
U.S. Treasury Bonds	—	6,002,131	—	6,002,131
U.S. Treasury Notes	—	9,530,897	—	9,530,897
Yankee Dollar	—	731,678	—	731,678

Total	$3,724,507	$85,891,927	$—	$89,616,434

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Asset-Backed Securities 29.7%

	Principal	Market
	Amount	Value

Automobile 13.2%
Ally Auto Receivables Trust
Series 2010-1, Class A2, 0.75%, 04/15/12	$1,600,000	$1,600,859
Series 2010-2, Class A2, 0.89%, 09/17/12	2,000,000	2,004,584
Bank of America Auto Trust
Series 2009-3A, Class A2, 0.89%, 04/15/12(a)	1,790,126	1,791,985
Series 2010-1A, Class A2, 0.75%, 06/15/12(a)	2,000,000	2,001,820
BMW Vehicle Owner Trust, Series 2010-A, Class A2, 0.68%, 09/25/12	2,000,000	2,001,793
Capital Auto Receivables Asset Trust, Series 2007-1, Class A4A, 5.01%, 04/16/12	2,028,522	2,071,374
Ford Credit Auto Owner Trust, Series 2010-B, Class A2, 0.65%, 12/15/12	1,200,000	1,199,987
Honda Auto Receivables Owner Trust
Series 2009-2, Class A2, 2.22%, 08/15/11	716,003	717,514
Series 2010-1, Class A2, 0.62%, 02/21/12	2,500,000	2,501,365
Hyundai Auto Receivables Trust, Series 2010-A, Class A2, 0.86%, 11/15/12	2,500,000	2,504,919
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A3, 3.89%, 08/15/11	213,553	214,113
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A2, 0.75%, 05/15/12	2,500,000	2,502,615
Series 2010-A, Class A3, 1.27%, 12/16/13	750,000	755,180
Series 2010-B, Class A2, 0.74%, 07/16/12	1,250,000	1,251,806
USAA Auto Owner Trust, Series 2009-2, Class A3, 1.54%, 02/18/14	2,000,000	2,018,265
Volkswagen Auto Loan Enhanced Trust
Series 2008-1, Class A3, 4.50%, 07/20/12	1,158,579	1,174,574
Series 2010-1, Class A2, 0.66%, 05/21/12	2,000,000	2,000,998
World Omni Auto Receivables Trust
Series 2009-A, Class A3, 3.33%, 05/15/13	2,000,000	2,040,696
Series 2010-A, Class A2, 0.70%, 06/15/12	2,000,000	2,000,782

		32,355,229

Credit Card 8.9%
American Express Credit Account Master Trust
Series 2006-2, Class A, 5.35%, 01/15/14	2,000,000	2,082,559
Series 2007-5, Class A, 0.37%, 12/15/14(b)	2,000,000	1,993,053
BA Credit Card Trust, Series 2006-A16, Class A16, 4.72%, 05/15/13	1,410,000	1,432,351
Capital One Multi-Asset Execution Trust
Series 2006-A2, Class A, 4.85%, 11/15/13	2,000,000	2,038,925
Series 2008-A5, Class A5, 4.85%, 02/18/14	2,910,000	2,996,032
Chase Issuance Trust
Series 2005-A10, Class A10, 4.65%, 12/17/12	1,230,000	1,240,772
Series 2006-A1, Class A, 0.38%, 04/15/13(b)	1,997,000	1,996,342
Series 2007-A15, Class A, 4.96%, 09/17/12	2,500,000	2,514,022
Citibank Credit Card Issuance Trust
Series 2005-A7, Class A7, 4.75%, 10/22/12	2,000,000	2,018,783
Series 2009-A3, Class A3, 2.70%, 06/24/13	1,830,000	1,863,239
MBNA Credit Card Master Note Trust, Series 2004-A2, Class A2, 0.49%, 07/15/13(b)	1,696,000	1,695,950

		21,872,028

Other 7.6%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	2,898,165	3,014,643
FPL Recovery Funding LLC, Series 2007-A, Class A1, 5.05%, 02/01/13	455,868	457,299
John Deere Owner Trust
Series 2008-A, Class A4, 4.89%, 03/16/15	2,500,000	2,607,043
Series 2009-B, Class A3, 1.57%, 10/15/13	800,000	807,238
Series 2010-A, Class A2, 0.72%, 07/16/12	2,500,000	2,502,591
Massachusetts RRB Special Purpose Trust, Series 2005-1, Class A3, 4.13%, 09/15/13	1,420,696	1,448,950
Massachusetts RRB Special Purpose Trust WMECO-1, Series 2001-1, Class A, 6.53%, 06/01/15	1,150,940	1,250,049
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	1,153,008	1,159,031
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 03/25/14	2,440,461	2,534,201
PSE&G Transition Funding LLC, Series 2001-1, Class A5, 6.45%, 03/15/13*	891,674	911,458
Volvo Financial Equipment LLC, Series 2010-1A, Class A2, 1.06%, 06/15/12(a)	1,800,000	1,803,877

		18,496,380

Total Asset-Backed Securities (cost $72,685,831)		72,723,637

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Collateralized Mortgage Obligations 23.8%

	Principal	Market
	Amount	Value

Fannie Mae REMICS
Series 2002-82, Class XD, 5.00%, 07/25/16	$604,636	$613,524
Series 2003-122, Class OK, 4.00%, 06/25/17	1,000,000	1,041,054
Series 2003-14, Class AN, 3.50%, 03/25/33	181,500	190,041
Series 2003-15, Class WC, 4.00%, 12/25/16	681,493	690,342
Series 2003-49, Class TK, 3.50%, 03/25/18	1,525,682	1,586,659
Series 2003-57, Class NB, 3.00%, 06/25/18	180,056	185,340
Series 2003-67, Class TA, 3.00%, 08/25/17	1,266,434	1,296,470
Series 2003-75, Class NB, 3.25%, 08/25/18	99,505	100,593
Series 2004-29, Class L, 4.00%, 09/25/17	852,810	880,498
Series 2004-32, Class AB, 4.00%, 10/25/17	786,408	814,147
Series 2004-6, Class CA, 4.00%, 06/25/17	1,241,002	1,282,860
Series 2004-61, Class AB, 5.00%, 03/25/17	229,009	229,762
Series 2004-96, Class EW, 4.50%, 06/25/24	374,203	374,917
Series 2005-91, Class PB, 4.50%, 06/25/16	140,894	141,114
Series 2008-15, Class JM, 4.00%, 02/25/19	767,674	803,192
Series 2008-18, Class MD, 4.00%, 03/25/19	1,622,976	1,714,586
Series 2009-44, Class A, 4.50%, 12/25/23	1,292,924	1,372,698
Series 2009-76, Class MA, 4.00%, 09/25/24	5,266,474	5,565,499
Series 2009-88, Class EA, 4.50%, 05/25/23	1,952,405	2,044,655
Freddie Mac REMICS
Series 2517, Class OD, 5.00%, 05/15/16	149,259	149,496
Series 2555, Class B, 4.25%, 01/15/18	1,189,395	1,264,371
Series 2611, Class KC, 3.50%, 01/15/17	125,983	127,620
Series 2613, Class PA, 3.25%, 05/15/18	1,053,364	1,082,009
Series 2614, Class TD, 3.50%, 05/15/16	1,087,566	1,107,467
Series 2625, Class JD, 3.25%, 07/15/17	612,597	628,281
Series 2628, Class DQ, 3.00%, 11/15/17	1,873,544	1,926,784
Series 2628, Class GQ, 3.14%, 11/15/17	2,341,930	2,413,283
Series 2628, Class PV, 3.75%, 10/15/16	132,609	133,050
Series 2628, Class PX, 4.00%, 10/15/16	198,913	199,609
Series 2629, Class AM, 4.00%, 01/15/18	1,019,091	1,067,565
Series 2629, Class AN, 3.50%, 01/15/18	1,981,566	2,058,557
Series 2630, Class JA, 3.00%, 06/15/18	80,663	81,136
Series 2630, Class KS, 4.00%, 01/15/17	2,557,023	2,640,379
Series 2633, Class PD, 4.50%, 08/15/16	1,405,000	1,453,937
Series 2640, Class GD, 4.50%, 08/15/17	2,000,000	2,083,414
Series 2643, Class NT, 4.50%, 03/15/18	2,042,456	2,162,748
Series 2664, Class GA, 4.50%, 01/15/18	166,606	170,362
Series 2668, Class AD, 4.00%, 01/15/15	141,874	142,122
Series 2672, Class NF, 4.00%, 12/15/16	1,440,841	1,485,203
Series 2689, Class PC, 4.00%, 09/15/15	529,201	532,860
Series 2783, Class AB, 4.00%, 10/15/17	848,836	879,828
Series 2877, Class GP, 4.00%, 11/15/18	1,087,485	1,127,859
Series 3110, Class AG, 5.00%, 03/15/19	973,463	1,004,901
Series 3483, Class FB, 0.48%, 08/15/11(b)	268,274	268,222
Series 3555, Class JA, 4.00%, 12/15/14	1,410,418	1,465,391
Series 3573, Class LC, 1.85%, 08/15/14	1,415,452	1,432,840
Series 3574, Class AC, 1.85%, 08/15/14	1,796,180	1,818,330
Series 3584, Class BL, 1.25%, 10/15/12	1,287,660	1,298,973
Series 3591, Class NA, 1.25%, 10/15/12	1,346,946	1,340,629
Series 3610, Class AB, 1.40%, 12/15/14	799,188	805,931
Series 3612, Class AE, 1.40%, 12/15/14	1,317,115	1,328,957
Ginnie Mae
Series 2003-49, Class A, 2.21%, 10/16/17	1,343,751	1,347,741
Series 2004-103, Class A, 3.88%, 12/16/19	127,070	127,043

Total Collateralized Mortgage Obligations (cost $57,610,890)		58,084,849

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Commercial Mortgage Backed Securities 2.8%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A3 4.88%, 11/10/42	$960,380	$968,335
Commercial Mortgage Asset Trust, Series 1999-C1, Class A3 6.64%, 01/17/32	266,795	267,001
GE Capital Commercial Mortgage Corp., Series 2004-C1, Class A2 3.92%, 11/10/38	1,074,751	1,079,857
GMAC Commercial Mortgage Securities, Inc., Series 2004-C3, Class A3 4.21%, 12/10/41	403,020	404,386
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A4 4.76%, 06/10/36	532,683	536,891
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB16, Class A1 5.34%, 05/12/45	335,440	337,805
LB-UBS Commercial Mortgage Trust, Series 2002-C7, Class A3 4.66%, 12/15/26	966,928	1,001,570
Morgan Stanley Capital I, Series 2004-IQ8, Class A3 4.50%, 06/15/40	525,059	529,797
Wachovia Bank Commercial Mortgage Trust
Series 2005-C16, Class A2, 4.38%, 10/15/41	677,477	693,431
Series 2005-C17, Class A2, 4.78%, 03/15/42	975,980	977,681

Total Commercial Mortgage Backed Securities (cost $6,704,276)		6,796,754

Corporate Bonds 29.4%

	Principal	Market
	Amount	Value

Aerospace & Defense 2.1%
General Dynamics Corp., 1.80%, 07/15/11	$2,500,000	$2,526,865
Honeywell International, Inc., 6.13%, 11/01/11	2,500,000	2,659,532

		5,186,397

Capital Markets 3.3%
Bank of New York Mellon Corp. (The), 4.95%, 01/14/11	2,000,000	2,039,622
Goldman Sachs Group, Inc. (The), 1.63%, 07/15/11	2,000,000	2,023,712
Morgan Stanley, 2.90%, 12/01/10	2,000,000	2,017,432
State Street Bank and Trust Co., 1.85%, 03/15/11	2,000,000	2,019,622

		8,100,388

Commercial Banks 3.9%
BNP Paribas, 0.93%, 04/08/13(b)	2,500,000	2,467,713
Rabobank Nederland NV, 0.55%, 08/05/11(a)(b)	2,500,000	2,498,213
Wells Fargo & Co., 3.00%, 12/09/11	2,000,000	2,068,770
Westpac Banking Corp., 1.08%, 04/08/13(a)(b)	2,500,000	2,479,537

		9,514,233

Communications Equipment 0.8%
Cisco Systems, Inc., 5.25%, 02/22/11	2,000,000	2,049,992

Computers & Peripherals 0.8%
Hewlett-Packard Co.
1.59%, 05/27/11(b)	300,000	302,735
2.25%, 05/27/11	1,500,000	1,521,249

		1,823,984

Consumer Finance 1.0%
American Express Credit Corp., 0.53%, 12/02/10(b)	1,426,000	1,426,280
John Deere Capital Corp., 7.00%, 03/15/12	900,000	986,405

		2,412,685

Diversified Financial Services 10.0%
AEP Texas Central Transition Funding LLC, Series A-2, 4.98%, 07/01/13	2,244,914	2,387,625
Bank of America Corp., 5.38%, 08/15/11	2,000,000	2,084,758
Bank of America NA, 1.70%, 12/23/10	2,000,000	2,011,604
Citigroup, Inc., 2.13%, 04/30/12	2,500,000	2,562,967
General Electric Capital Corp.
1.80%, 03/11/11	2,000,000	2,019,126
5.00%, 11/15/11	2,500,000	2,621,128
HSBC Finance Corp., 6.38%, 10/15/11	1,875,000	1,974,328
JPMorgan Chase & Co.
2.63%, 12/01/10	2,000,000	2,015,844
5.60%, 06/01/11	2,020,000	2,103,943
National Rural Utilities Cooperative Finance Corp., 4.38%, 10/01/10	2,000,000	2,011,252
Western Union Co. (The), 5.40%, 11/17/11	2,500,000	2,626,323

		24,418,898

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Telecommunication Services 0.8%
AT&T Corp., 7.30%, 11/15/11	$1,793,000	$1,935,033

Food & Staples Retailing 0.7%
Costco Wholesale Corp., 5.30%, 03/15/12	1,600,000	1,711,517

Food Products 0.8%
Unilever Capital Corp., 7.13%, 11/01/10	2,000,000	2,033,312

Industrial Conglomerates 1.1%
3M Co., 4.50%, 11/01/11	2,600,000	2,717,400

Insurance 1.5%
Berkshire Hathaway, Inc., 1.40%, 02/10/12	2,500,000	2,518,635
New York Life Global Funding, 4.63%, 08/16/10(a)	1,000,000	1,000,935

		3,519,570

Personal Products 1.0%
Procter & Gamble International Funding SCA, 1.35%, 08/26/11	2,500,000	2,517,225

Pharmaceuticals 1.6%
Abbott Laboratories, 5.60%, 05/15/11	1,735,000	1,803,557
Pfizer, Inc., 2.49%, 03/15/11(b)	2,000,000	2,026,598

		3,830,155

Total Corporate Bonds (cost $71,525,768)		71,770,789

U.S. Government Mortgage Backed Agencies 0.9%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 253845
6.00%, 06/01/16	46,009	50,047
Pool# 254089
6.00%, 12/01/16	72,524	78,891
Pool# 545415
6.00%, 01/01/17	66,369	72,195
Pool# 254195
5.50%, 02/01/17	153,255	166,014
Pool# 625178
5.50%, 02/01/17	127,654	138,282
Freddie Mac Gold Pool
Pool# E00678
6.50%, 06/01/14	25,081	26,606
Pool# B17493
4.00%, 12/01/14	1,569,165	1,623,286
Pool# E00991
6.00%, 07/01/16	36,966	39,937

Total U.S. Government Mortgage Backed Agencies (cost $2,146,820)		2,195,258

Sovereign Bonds 4.0%

	Principal	Market
	Amount	Value

CANADA 1.1%
Province of Ontario Canada, 2.75%, 02/22/11	$2,500,000	$2,532,060

GERMANY 1.0%
Kreditanstalt fuer Wiederaufbau, 1.88%, 03/15/11	2,500,000	2,523,000

SUPRANATIONAL 1.9%
African Development Bank, 0.79%, 03/23/11(b)	1,700,000	1,697,969
Asian Development Bank, 4.13%, 09/15/10	1,000,000	1,004,290
International Bank for Reconstruction & Development, 0.71%, 03/04/11(b)	2,000,000	2,002,964

		4,705,223

Total Sovereign Bonds (cost $9,753,716)		9,760,283

U.S. Government Sponsored & Agency Obligations 1.8%

	Principal	Market
	Amount	Value

Federal National Mortgage Association
1.75%, 03/23/11	2,000,000	2,018,316
1.38%, 04/28/11	2,500,000	2,519,818

Total U.S. Government Sponsored & Agency Obligations (cost $4,524,780)		4,538,134

U.S. Treasury Notes 3.7%

	Principal	Market
	Amount	Value

U.S. Treasury Note
1.00%, 09/30/11	4,000,000	4,029,376
1.13%, 01/15/12	5,000,000	5,051,365

Total U.S. Treasury Notes (cost $9,040,485)		9,080,741

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
Yankee Dollar 0.3%

	Principal	Market
	Amount	Value

Health Care Equipment & Supplies 0.3%
Baxter FinCo BV, 4.75%, 10/15/10	675,000	680,867

Total Yankee Dollar (cost $679,861)		680,867

Mutual Fund 4.2%

		Market
	Shares	Value

Money Market Fund 4.2%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (c)	10,167,894	$10,167,894

Total Mutual Fund (cost $10,167,894)		10,167,894

Total Investments (cost $244,840,321) (d) — 100.6%		245,799,206

Liabilities in excess of other assets — (0.6)%		(1,378,978)

NET ASSETS — 100.0%		$244,420,228

*	Denotes a non-income producing security.

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $11,576,367 which represents 4.74% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date represents the actual maturity date.

(c)	Represents 7-day effective yield as of July 31, 2010.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $244,840,321, tax unrealized appreciation and depreciation were $1,209,899 and $(251,014), respectively.

BV	Private Limited Liability Company

LLC	Limited Liability Company

NA	National Association

NV	Public Traded Company

REMICS	Real Estate Mortgage Investment Conduits

SCA	Limited partnership with share capital
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Enhanced Income Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$72,723,637	$—	$72,723,637
Collateralized Mortgage Obligations	—	58,084,849	—	58,084,849
Commercial Mortgage Backed Securities	—	6,796,754	—	6,796,754
Corporate Bonds	—	71,770,789	—	71,770,789
Mutual Fund	10,167,894	—	—	10,167,894
Sovereign Bonds	—	9,760,283	—	9,760,283
U.S. Government Mortgage Backed Agencies	—	2,195,258	—	2,195,258
U.S. Government Sponsored & Agency Obligations	—	4,538,134	—	4,538,134
U.S. Treasury Notes	—	9,080,741	—	9,080,741
Yankee Dollar	—	680,867	—	680,867

Total	$10,167,894	$235,631,312	$—	$245,799,206

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Government Bond Fund
Collateralized Mortgage Obligations 12.7%

	Principal	Market
	Amount	Value

Fannie Mae Grantor Trust, Series 2001-T2, Class B, 6.02%, 11/25/10	$3,127,000	$3,167,545
Fannie Mae REMICS
Series 1988-25, Class B, 9.25%, 10/25/18	7,384	8,264
Series 1990-7, Class B, 8.50%, 01/25/20	21,622	24,115
Series 1993-16, Class Z, 7.50%, 02/25/23	91,472	105,301
Series 1993-226, Class PK, 6.00%, 12/25/23	839,044	918,992
Series 1998-73, Class MZ, 6.30%, 10/17/38	4,005,532	4,573,859
Series 2003-66, Class AP, 3.50%, 11/25/32	1,540,215	1,593,971
Fannie Mae-Aces
Series 1998-M4, Class D, 6.27%, 02/25/35	413,110	421,021
Series 2006-M2, Class A1F, 4.85%, 07/25/12(a)	2,858,223	3,005,800
Freddie Mac REMICS
Series 1684, Class I, 6.50%, 03/15/24	1,457,386	1,580,350
Series 2296, Class H, 6.50%, 03/15/31	91,974	97,202
Series 2960, Class BL, 5.00%, 02/15/23	3,916,728	4,117,659

Total Collateralized Mortgage Obligations (cost $18,451,060)		19,614,079

U.S. Government Mortgage Backed Agencies 29.7%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 460669
5.63%, 06/01/12	10,697,685	11,478,733
Pool# 463344
4.04%, 02/01/15	6,487,733	6,944,956
Pool# 381190
7.90%, 08/01/15	1,432,699	1,653,071
Pool# 383142
7.11%, 10/01/15	1,640,583	1,687,522
Pool# 380082
6.35%, 03/01/16	3,623,029	3,926,150
Pool# 381995
7.40%, 10/01/17	977,879	1,124,241
Pool# 385012
6.84%, 04/01/20	4,160,944	4,813,438
Pool# 874740
6.32%, 07/01/22	1,731,626	1,972,936
Pool# 874982
6.81%, 11/01/25	1,705,921	2,013,985
Pool# 385258
6.65%, 07/01/27	1,268,932	1,429,593
Pool# 387114
5.62%, 09/01/34	1,157,041	1,262,002
Pool# 773298
4.84%, 04/01/35(a)	3,101,177	3,263,940
Pool# 745769
2.76%, 07/01/36(a)	2,848,741	2,984,147
Pool# 813605
2.95%, 07/01/36(a)	1,293,163	1,348,154

Total U.S. Government Mortgage Backed Agencies (cost $43,429,146)		45,902,868

U.S. Government Sponsored & Agency Obligations 5.2%

	Principal	Market
	Amount	Value

Federal Home Loan Banks
5.99%, 04/15/13	1,500,000	1,702,305
8.02%, 02/13/15	5,000,000	6,396,640

Total U.S. Government Sponsored & Agency Obligations (cost $7,197,375)		8,098,945

U.S. Treasury Bond 12.3%

	Principal	Market
	Amount	Value

U.S. Treasury Bond, 8.13%, 08/15/21	13,000,000	19,110,000

Total U.S. Treasury Bond (cost $18,149,167)		19,110,000

U.S. Treasury Notes 35.8%

	Principal	Market
	Amount	Value

U.S. Treasury Note
2.25%, 01/31/15	17,000,000	17,614,924
3.00%, 09/30/16	20,000,000	21,068,760
4.00%, 08/15/18	15,000,000	16,660,545

Total U.S. Treasury Notes (cost $53,551,636)		55,344,229

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Government Bond Fund
Mutual Fund 3.7%

		Market
	Shares	Value

Money Market Fund 3.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (b)	5,697,152	$5,697,152

Total Mutual Fund (cost $5,697,152)		5,697,152

Total Investments (cost $146,475,536) (c) — 99.4%		153,767,273

Other assets in excess of liabilities — 0.6%		873,871

NET ASSETS — 100.0%		$154,641,144

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date represents the actual maturity date.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $146,475,536, tax unrealized appreciation and depreciation were $7,291,737 and $0, respectively.

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Government Bond Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Collateralized Mortgage Obligations	$—	$19,614,079	$—	$19,614,079
Mutual Fund	5,697,152	—	—	5,697,152
U.S. Government Mortgage Backed Agencies	—	45,902,868	—	45,902,868
U.S. Government Sponsored & Agency Obligations	—	8,098,945	—	8,098,945
U.S. Treasury Bond	—	19,110,000	—	19,110,000
U.S. Treasury Notes	—	55,344,229	—	55,344,229

Total	$5,697,152	$148,070,121	$—	$153,767,273

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Short Duration Bond Fund
Asset-Backed Securities 22.3%

	Principal	Market
	Amount	Value

Automobile 13.5%
Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, 05/15/14	$450,000	$453,996
AmeriCredit Automobile Receivables Trust, Series 2005-CF, Class A4, 4.63%, 06/06/12	330,553	330,747
Bank of America Auto Trust
Series 2010-1A, Class A4, 2.18%, 02/15/17(a)	300,000	306,851
Series 2010-2, Class A4, 1.94%, 06/15/17	465,000	472,523
BMW Vehicle Owner Trust, Series 2010-A, Class A4, 2.10%, 10/25/16	550,000	563,560
Capital Auto Receivables Asset Trust, Series 2008-1, Class A4A, 4.46%, 07/15/14	1,000,000	1,049,016
Daimler Chrysler Auto Trust, Series 2007-A, Class A4, 5.28%, 03/08/13	1,000,000	1,040,076
Ford Credit Auto Owner Trust, Series 2010-B, Class A3, 0.98%, 10/15/14	215,000	214,967
Honda Auto Receivables Owner Trust
Series 2010-1, Class A4, 1.98%, 05/23/16	415,000	424,241
Series 2010-2, Class A4, 1.93%, 08/18/16	500,000	508,991
Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, 12/15/16	425,000	436,489
Nissan Auto Receivables Owner Trust, Series 2008-A, Class A4, 4.28%, 06/16/14	700,000	724,520
Toyota Auto Receivables Owner Trust
Series 2010-A, Class A3, 1.27%, 12/16/13	125,000	125,863
Series 2010-A, Class A4, 1.86%, 05/16/16	275,000	277,984
USAA Auto Owner Trust
Series 2008-1, Class A4, 4.50%, 10/15/13	1,000,000	1,035,733
Series 2010-1, Class A4, 2.14%, 09/15/15	350,000	357,982
World Omni Auto Receivables Trust
Series 2008-A, Class A4, 4.74%, 10/15/13	1,000,000	1,054,404
Series 2008-B, Class A3A, 5.13%, 04/15/13	651,035	667,454

		10,045,397

Credit Card 2.7%
Chase Issuance Trust
Series 2005-A7, Class A7, 4.55%, 03/15/13	1,000,000	1,018,551
Series 2007-A15, Class A, 4.96%, 09/17/12	500,000	502,805
Citibank Credit Card Issuance Trust, Series 2009-A5, Class A5, 2.25%, 12/23/14	500,000	512,828

		2,034,184

Home Equity 1.5%
CitiFinancial Mortgage Securities, Inc., Series 2003-4, Class AF4, 4.43%, 10/25/33(b)	434,904	419,620
Residential Asset Securities Corp., Series 2003-KS10, Class AI4, 4.47%, 03/25/32(c)	726,066	704,292

		1,123,912

Other 4.6%
CenterPoint Energy Transition Bond Co. LLC, Series 2005-A, Class A2, 4.97%, 08/01/14	500,279	520,385
FPL Recovery Funding LLC, Series 2007-A, Class A2, 5.04%, 08/01/15	600,000	645,128
John Deere Owner Trust, Series 2010-A, Class A4, 2.13%, 10/17/16	550,000	563,191
MBNA Practice Solutions Owner Trust, Series 2005-2, Class A4, 4.47%, 06/15/13(a)	29,454	29,499
Peco Energy Transition Trust, Series 2001-A, Class A1, 6.52%, 12/31/10	501,308	503,926
PG&E Energy Recovery Funding LLC, Series 2005-2, Class A2, 5.03%, 03/25/14	595,234	618,098
Volvo Financial Equipment LLC, Series 2010-1A, Class A3, 1.56%, 06/17/13(a)	500,000	502,542

		3,382,769

Total Asset-Backed Securities (cost $16,266,737)		16,586,262

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Short Duration Bond Fund
Collateralized Mortgage Obligations 5.7%

	Principal	Market
	Amount	Value

Fannie Mae REMICS
Series 2002-82, Class XD, 5.00%, 07/25/16	$262,885	$266,750
Series 2004-80, Class LG, 4.00%, 10/25/16	580,728	588,238
Freddie Mac REMICS
Series 2625, Class JD, 3.25%, 07/15/17	322,420	330,674
Series 2676, Class CV, 4.00%, 05/15/16	400,879	408,330
Series 2692, Class AB, 4.00%, 05/15/16	624,973	637,690
Series 3627, Class QG, 4.00%, 07/15/23	474,274	499,115
Series 3645, Class EH, 3.00%, 12/15/20	455,057	470,350
Government National Mortgage Association
Series 2004-22, Class BK, 3.47%, 04/20/34	254,060	256,358
Series 2004-76, Class QA, 4.00%, 01/20/34	718,437	745,160

Total Collateralized Mortgage Obligations (cost $4,142,853)		4,202,665

Commercial Mortgage Backed Securities 8.9%

	Principal	Market
	Amount	Value

Bear Stearns Commercial Mortgage Securities
Series 2001-TOP4, Class A1, 5.06%, 11/15/16	$103,097	$103,641
Series 2004-T14, Class A3, 4.80%, 01/12/41	539,817	551,269
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD4, Class A1 4.98%, 12/11/49	457,565	462,541
GS Mortgage Securities Corp. II, Series 2006-GG6, Class A2 5.51%, 04/10/38(c)	898,962	912,118
LB-UBS Commercial Mortgage Trust
Series 2005-C5, Class A2, 4.89%, 09/15/30	1,909,865	1,967,971
Series 2007-C1, Class A1, 5.39%, 02/15/40	459,153	468,207
Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A1 4.71%, 07/12/46(c)	142,071	142,442
Wachovia Bank Commercial Mortgage Trust
Series 2005-C17, Class A2, 4.78%, 03/15/42	673,426	674,600
Series 2006-C27, Class A2, 5.62%, 07/15/45	1,300,000	1,331,065

Total Commercial Mortgage Backed Securities (cost $6,493,671)		6,613,854

Corporate Bonds 19.6%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.3%
Boeing Co. (The), 1.88%, 11/20/12	$250,000	$254,656

Air Freight & Logistics 0.9%
United Parcel Service, Inc., 3.88%, 04/01/14	600,000	649,290

Capital Markets 0.7%
State Street Corp., 2.15%, 04/30/12	500,000	512,809

Commercial Banks 3.1%
BNP Paribas, 0.93%, 04/08/13(c)	500,000	493,543
US Bancorp
2.25%, 03/13/12	500,000	512,968
2.00%, 06/14/13	300,000	307,028
Wells Fargo & Co., 3.98%, 10/29/10	1,000,000	1,006,661

		2,320,200

Communications Equipment 1.4%
Cisco Systems, Inc., 5.25%, 02/22/11	1,000,000	1,024,996

Consumer Finance 0.8%
John Deere Capital Corp., 1.88%, 06/17/13	600,000	608,966

Diversified Financial Services 4.9%
Caterpillar Financial Services Corp., 2.00%, 04/05/13	150,000	152,464
General Electric Capital Corp., 2.20%, 06/08/12	1,000,000	1,028,015
JPMorgan Chase & Co.
2.63%, 12/01/10	750,000	755,942
5.38%, 10/01/12	650,000	702,509
TIAA Global Markets, Inc., 4.88%, 01/12/11(a)	1,000,000	1,014,269

		3,653,199

Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc., 4.13%, 02/15/11	1,000,000	1,018,297

Insurance 3.1%
Berkshire Hathaway, Inc., Series 0001, 2.13%, 02/11/13	600,000	615,884
Metropolitan Life Global Funding I, 4.63%, 08/19/10(a)	1,000,000	1,001,705
New York Life Global Funding, 1.85%, 12/13/13(a)	700,000	704,477

		2,322,066

Personal Products 1.0%
Procter & Gamble Co. (The), 1.38%, 08/01/12	700,000	707,926

Pharmaceuticals 2.0%
Eli Lilly & Co., 3.55%, 03/06/12	200,000	208,392
GlaxoSmithKline Capital, Inc., 4.38%, 04/15/14	700,000	769,406
Pfizer, Inc., 2.49%, 03/15/11(c)	500,000	506,649

		1,484,447

Total Corporate Bonds (cost $14,374,702)		14,556,852

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Short Duration Bond Fund
Sovereign Bond 0.8%

	Principal	Market
	Amount	Value

CANADA 0.8%
Province of Ontario Canada, 1.88%, 11/19/12	575,000	585,001

Total Sovereign Bond (cost $574,188)		585,001

U.S. Government Sponsored & Agency Obligations 14.5%

	Principal	Market
	Amount	Value

Federal Farm Credit Bank 3.88%, 08/25/11	$750,000	$777,746
Federal Home Loan Banks 1.88%, 06/21/13	1,000,000	1,026,138
Federal Home Loan Mortgage Corp.
2.88%, 11/23/10	1,500,000	1,512,969
1.75%, 06/15/12	750,000	765,426
Federal National Mortgage Association
3.63%, 08/15/11	1,000,000	1,033,915
1.50%, 06/26/13	2,500,000	2,538,935
2.75%, 03/13/14	3,000,000	3,159,312

Total U.S. Government Sponsored & Agency Obligations (cost $10,690,669)		10,814,441

U.S. Treasury Notes 24.2%

	Principal	Market
	Amount	Value

U.S. Treasury Note
1.00%, 04/30/12	4,000,000	4,035,000
1.13%, 12/15/12	4,250,000	4,296,151
1.13%, 06/15/13	1,500,000	1,514,070
1.38%, 05/15/12	2,000,000	2,031,016
1.38%, 02/15/13	4,500,000	4,575,235
1.75%, 04/15/13	1,500,000	1,540,320

Total U.S. Treasury Notes (cost $17,732,197)		17,991,792

Mutual Fund 3.6%

		Market
	Shares	Value

Money Market Fund 3.6%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (d)	2,685,032	2,685,032

Total Mutual Fund (cost $2,685,032)		2,685,032

Total Investments (cost $72,960,049) (e) — 99.6%		74,035,899

Other assets in excess of liabilities — 0.4%		298,618

NET ASSETS — 100.0%		$74,334,517

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $3,559,343 which represents 4.79% of net assets.

(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2010.

(c)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date represents the actual maturity date.

(d)	Represents 7-day effective yield as of July 31, 2010.

(e)	At July 31, 2010, the tax basis cost of the Fund’s investments was $72,960,049, tax unrealized appreciation and depreciation were $1,122,702 and $(46,852), respectively.

LLC	Limited Liability Company

REMICS	Real Estate Mortgage Investment Conduits
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$16,586,262	$—	$16,586,262
Collateralized Mortgage Obligations	—	4,202,665	—	4,202,665
Commercial Mortgage Backed Securities	—	6,613,854	—	6,613,854
Corporate Bonds	—	14,556,852	—	14,556,852
Mutual Fund	2,685,032	—	—	2,685,032
Sovereign Bond	—	585,001	—	585,001
U.S. Government Sponsored & Agency Obligations	—	10,814,441	—	10,814,441
U.S. Treasury Notes	—	17,991,792	—	17,991,792

Total	$2,685,032	$71,350,867	$—	$74,035,899

*	See Statement of Investments for identification of securities by type and industry classification.
Amounts designated as “-” are zero or have been rounded to zero.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Asset-Backed Securities 0.5%

	Principal	Market
	Amount	Value

Automobile 0.3%
Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, 01/15/14	$570,000	$575,180
USAA Auto Owner Trust, Series 2008-3, Class A3, 4.28%, 10/15/12	2,607,088	2,644,664

		3,219,844

Credit Card 0.2%
Citibank Credit Card Issuance Trust, Series 2006-A4, Class A4, 5.45%, 05/10/13	2,330,000	2,416,752

Home Equity 0.0%†
Aegis Asset Backed Securities Trust, Series 2006-1, Class A1, 0.41%, 01/25/37(a)	178,871	178,322

Total Asset-Backed Securities (cost $5,731,483)		5,814,918

Commercial Mortgage Backed Securities 3.1%

	Principal	Market
	Amount	Value

Banc of America Commercial Mortgage, Inc.
Series 2005-3, Class AM, 4.73%, 07/10/43	$1,000,000	$867,821
Series 2006-6, Class A4, 5.36%, 10/10/45	2,830,000	2,887,475
Series 2007-1, Class A4, 5.45%, 01/15/49	1,630,000	1,677,594
Series 2007-4, Class A4, 5.74%, 02/10/51(a)	1,300,000	1,355,652
Bear Stearns Commercial Mortgage Securities, Inc., Series 2005-PWR8, Class AJ 4.75%, 06/11/41	1,384,000	1,183,271
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4 6.09%, 12/10/49(a)	2,320,000	2,426,714
Commercial Mortgage Pass Through Certificates, Series 2005-LP5, Class A4 4.98%, 05/10/43(a)	4,180,000	4,500,831
CW Capital Cobalt Ltd., Series 2007-C3, Class A4 5.82%, 05/15/46(a)	1,490,000	1,483,425
First Union National Bank Commercial Mortgage, Series 2000-C2, Class A2 7.20%, 10/15/32	112,408	112,343
GS Mortgage Securities Corp. II, Series 2004-GG2, Class A5 5.28%, 08/10/38(a)	2,133,000	2,276,149
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP4, Class AM, 5.00%, 10/15/42(a)	1,546,000	1,497,465
Series 2006-LDP7, Class A4, 5.87%, 04/15/45(a)	2,321,000	2,525,937
Series 2007-CB18, Class AM, 5.47%, 06/12/47(a)	300,000	256,156
Series 2007-LD12, Class A2, 5.83%, 02/15/51	1,525,000	1,587,819
LB-UBS Commercial Mortgage Trust
Series 2003-C8, Class A4, 5.12%, 11/15/32(a)	2,161,000	2,330,789
Series 2007-C1, Class A2, 5.32%, 02/15/40	1,535,000	1,583,481
Morgan Stanley Capital I
Series 2005-T19, Class A2, 4.73%, 06/12/47	366,532	366,334
Series 2007-IQ14, Class A4, 5.69%, 04/15/49(a)	1,490,000	1,488,714
Wachovia Bank Commercial Mortgage Trust
Series 2002-C1, Class C, 6.55%, 04/15/34	1,189,000	1,258,056
Series 2005-C20, Class APB, 5.09%, 07/15/42(a)	2,000,000	2,131,839
Series 2006-C25, Class A5, 5.74%, 05/15/43(a)	1,900,000	2,040,848
Series 2007-C33, Class A4, 5.90%, 02/15/51(a)(b)	1,395,000	1,403,614

Total Commercial Mortgage Backed Securities (cost $32,818,774)		37,242,327

Corporate Bonds 19.0%

	Principal	Market
	Amount	Value

Aerospace & Defense 0.4%
Boeing Co. (The), 4.88%, 02/15/20(b)	$600,000	$665,849
General Dynamics Corp., 4.25%, 05/15/13	175,000	190,306
Goodrich Corp.
6.29%, 07/01/16	171,000	200,848
6.80%, 07/01/36	129,000	152,809
Honeywell International, Inc.
6.13%, 11/01/11	103,000	109,573
5.40%, 03/15/16	440,000	509,074
5.30%, 03/01/18	605,000	695,179
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Aerospace & Defense (continued)
Lockheed Martin Corp., Series B, 6.15%, 09/01/36	$196,000	$226,426
Lockheed Martin Corp., 5.72%, 06/01/40(c)	150,000	164,650
McDonnell Douglas Corp., 9.75%, 04/01/12	325,000	370,783
Northrop Grumman Systems Corp., 7.75%, 02/15/31	82,000	110,242
Raytheon Co.
6.40%, 12/15/18	144,000	172,979
7.00%, 11/01/28	92,000	114,631
Rockwell Collins, Inc.
4.75%, 12/01/13	205,000	223,205
5.25%, 07/15/19	70,000	77,301
United Technologies Corp.
4.88%, 05/01/15	460,000	519,529
6.13%, 07/15/38	400,000	468,048

		4,971,432

Air Freight & Logistics 0.0%†
United Parcel Service of America, Inc.
8.38%, 04/01/20	82,000	112,429
8.38%, 04/01/30(d)	123,000	165,611
United Parcel Service, Inc., 6.20%, 01/15/38	205,000	246,386

		524,426

Airlines 0.0%†
Southwest Airlines Co., 5.13%, 03/01/17	103,000	106,551

Auto Components 0.0%†
Johnson Controls, Inc., 4.88%, 09/15/13	123,000	132,926

Automobiles 0.2%
Daimler Finance North America LLC
5.88%, 03/15/11	1,213,000	1,248,785
7.30%, 01/15/12	271,000	292,944
6.50%, 11/15/13	338,000	382,179

		1,923,908

Beverages 0.3%
Anheuser-Busch Cos., Inc.
4.38%, 01/15/13	21,000	22,254
5.00%, 03/01/19	164,000	173,239
5.75%, 04/01/36	151,000	155,934
6.00%, 11/01/41	103,000	107,474
Anheuser-Busch InBev Worldwide, Inc., 5.38%, 01/15/20(b)	600,000	662,871
Bottling Group LLC, 4.63%, 11/15/12	287,000	310,194
Coca-Cola Enterprises, Inc.
8.50%, 02/01/12	146,000	161,775
7.38%, 03/03/14	328,000	394,030
6.95%, 11/15/26	103,000	126,751
Diageo Capital PLC, 5.50%, 09/30/16	300,000	342,039
Diageo Finance BV, 5.30%, 10/28/15	451,000	507,188
Pepsi Bottling Group, Inc., Series B, 7.00%, 03/01/29	144,000	182,646
PepsiAmericas, Inc., 4.88%, 01/15/15	208,000	232,816
PepsiCo, Inc., 7.90%, 11/01/18	500,000	653,824

		4,033,035

Biotechnology 0.0%†
Amgen, Inc., 6.40%, 02/01/39(b)	300,000	359,283
Genentech, Inc., 5.25%, 07/15/35	62,000	63,924

		423,207

Capital Markets 1.0%
Bank of New York Mellon Corp. (The), 5.13%, 08/27/13	300,000	333,051
Bear Stearns Cos. LLC (The)
5.70%, 11/15/14	256,000	287,908
5.30%, 10/30/15	123,000	134,304
4.65%, 07/02/18	246,000	254,393
Credit Suisse Guernsey, 5.86%, 05/15/17(e)	300,000	273,000
Credit Suisse USA, Inc.
6.13%, 11/15/11	185,000	196,232
6.50%, 01/15/12	246,000	263,619
5.13%, 01/15/14	119,000	129,318
5.85%, 08/16/16	300,000	342,551
7.13%, 07/15/32	395,000	491,439
Goldman Sachs Group, Inc. (The)
6.60%, 01/15/12	72,000	76,856
5.25%, 10/15/13	605,000	655,691
5.13%, 01/15/15	461,000	494,494
5.35%, 01/15/16	453,000	483,266
5.63%, 01/15/17	850,000	876,688
6.13%, 02/15/33	450,000	455,219
6.75%, 10/01/37	700,000	713,098
Jefferies Group, Inc.
6.88%, 04/15/21	250,000	252,689
6.25%, 01/15/36	123,000	108,928
Mellon Funding Corp., 5.00%, 12/01/14	185,000	203,547
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Capital Markets (continued)
Morgan Stanley
6.60%, 04/01/12	$349,000	$372,706
5.30%, 03/01/13	461,000	491,942
4.75%, 04/01/14(b)	410,000	422,791
5.45%, 01/09/17	1,345,000	1,392,780
7.30%, 05/13/19	400,000	451,535
5.63%, 09/23/19	800,000	813,163
7.25%, 04/01/32	226,000	259,971
State Street Bank & Trust Co., 5.30%, 01/15/16	200,000	218,018
UBS Preferred Funding Trust V, Series 1, 6.24%, 05/15/16(e)	225,000	212,062

		11,661,259

Chemicals 0.2%
Albemarle Corp., 5.10%, 02/01/15	82,000	89,366
Cytec Industries, Inc., 6.00%, 10/01/15	113,000	125,450
Dow Chemical Co. (The)
6.00%, 10/01/12	310,000	336,281
8.55%, 05/15/19	415,000	518,282
9.40%, 05/15/39	200,000	280,825
E.I. du Pont de Nemours & Co., 5.25%, 12/15/16	515,000	594,634
Lubrizol Corp.
5.50%, 10/01/14	196,000	212,222
6.50%, 10/01/34	103,000	103,238
Praxair, Inc., 3.95%, 06/01/13	123,000	131,885

		2,392,183

Commercial Banks 1.3%
Bank of America NA
6.00%, 06/15/16	205,000	218,409
5.30%, 03/15/17(b)	500,000	510,654
Bank One Corp.
5.25%, 01/30/13	103,000	110,302
8.00%, 04/29/27	202,000	251,661
BB&T Corp., 4.75%, 10/01/12	164,000	173,543
Charter One Bank NA, Series AI, 6.38%, 05/15/12	500,000	523,269
Comerica, Inc., 4.80%, 05/01/15	123,000	129,059
Eksportfinans ASA, 5.50%, 05/25/16	267,000	306,048
HSBC Bank USA NA
4.63%, 04/01/14	410,000	437,519
5.88%, 11/01/34	498,000	507,347
5.63%, 08/15/35	250,000	243,918
HSBC Holdings PLC
6.50%, 05/02/36	500,000	543,077
6.50%, 09/15/37	300,000	325,035
JPMorgan Chase Bank NA
5.88%, 06/13/16	308,000	342,563
6.00%, 07/05/17	1,030,000	1,144,060
6.00%, 10/01/17	750,000	842,933
KeyBank NA
5.70%, 08/15/12	185,000	196,476
5.80%, 07/01/14	103,000	112,018
Korea Development Bank, 5.75%, 09/10/13	82,000	89,326
Marshall & Ilsley Bank, 5.25%, 09/04/12	113,000	114,470
National City Corp., 4.90%, 01/15/15	246,000	267,266
PNC Funding Corp., 5.25%, 11/15/15	246,000	266,031
Regions Bank, 3.25%, 12/09/11	2,440,000	2,529,733
Sovereign Bank, 5.13%, 03/15/13	200,000	206,804
St. George Bank Ltd., 5.30%, 10/15/15(c)	164,000	173,409
SunTrust Bank
5.20%, 01/17/17	123,000	122,617
5.45%, 12/01/17	127,000	127,698
UBS AG/Stamford Branch
5.88%, 07/15/16	679,000	734,689
5.88%, 12/20/17	250,000	274,024
UnionBanCal Corp., 5.25%, 12/16/13	144,000	156,930
US Bank NA
6.38%, 08/01/11	249,000	262,571
4.95%, 10/30/14	185,000	202,803
4.80%, 04/15/15	92,000	100,424
Wachovia Bank NA
5.60%, 03/15/16	492,000	530,963
6.60%, 01/15/38	675,000	737,915
Wachovia Corp., 4.88%, 02/15/14	127,000	136,095
Wells Fargo & Co.
5.13%, 09/15/16	144,000	152,767
5.38%, 02/07/35	318,000	324,537
Wells Fargo Capital X, 5.95%, 12/15/36	650,000	589,455
Wells Fargo Capital XIII, 7.70%, 03/26/13(e)	775,000	794,375

		15,812,793

Commercial Services & Supplies 0.2%
Pitney Bowes, Inc.
4.75%, 01/15/16	205,000	222,685
4.75%, 05/15/18	62,000	65,574
RR Donnelley & Sons Co.
4.95%, 04/01/14	82,000	84,045
6.13%, 01/15/17	400,000	410,048
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Commercial Services & Supplies (continued)
Science Applications International Corp., 5.50%, 07/01/33	$123,000	$114,544
Waste Management, Inc.
6.38%, 11/15/12	144,000	158,584
6.38%, 03/11/15	800,000	928,302
7.00%, 07/15/28	113,000	131,042

		2,114,824

Communications Equipment 0.2%
Cisco Systems, Inc.
5.50%, 02/22/16	750,000	875,614
4.95%, 02/15/19	835,000	928,172
Motorola, Inc., 7.50%, 05/15/25	144,000	160,782

		1,964,568

Computers & Peripherals 0.1%
Dell, Inc., 7.10%, 04/15/28	144,000	172,398
Hewlett-Packard Co.
6.50%, 07/01/12	208,000	229,431
5.50%, 03/01/18	835,000	971,895

		1,373,724

Construction Materials 0.1%
CRH America, Inc., 6.00%, 09/30/16	465,000	516,529
Lafarge SA, 6.50%, 07/15/16	185,000	196,027

		712,556

Consumer Finance 0.4%
American Express Co.
4.88%, 07/15/13	837,000	901,401
8.13%, 05/20/19	600,000	762,472
6.80%, 09/01/66(a)	210,000	204,750
Capital One Bank USA NA, 5.13%, 02/15/14	410,000	443,730
Capital One Capital III, 7.69%, 08/15/36	175,000	174,125
Capital One Financial Corp., 5.25%, 02/21/17	211,000	224,978
Caterpillar Financial Services Corp.
6.13%, 02/17/14	700,000	799,906
5.50%, 03/15/16	205,000	234,743
FIA Card Services NA, 7.13%, 11/15/12	140,000	152,884
HSBC Finance Corp.
7.00%, 05/15/12	264,000	285,268
5.25%, 04/15/15	185,000	198,389
SLM Corp., Series A, 5.38%, 05/15/14	759,000	696,448
SLM Corp., 8.45%, 06/15/18	150,000	139,764

		5,218,858

Diversified Financial Services 3.4%
Associates Corp of North America, 6.95%, 11/01/18	236,000	257,282
AXA Financial, Inc., 7.00%, 04/01/28	92,000	95,465
Bank of America Corp.
5.38%, 08/15/11	267,000	278,315
2.10%, 04/30/12(b)	1,675,000	1,716,759
4.88%, 09/15/12	201,000	210,560
4.88%, 01/15/13	451,000	474,675
4.75%, 08/01/15	431,000	444,857
5.25%, 12/01/15	513,000	540,950
5.63%, 10/14/16	440,000	465,913
5.63%, 07/01/20	250,000	257,956
Bank of America Corp., Series L, 5.65%, 05/01/18	3,635,000	3,805,205
Block Financial LLC, 7.88%, 01/15/13	100,000	111,053
BP Capital Markets America, Inc., 4.20%, 06/15/18	103,000	94,300
BSKYB Finance UK PLC, 5.63%, 10/15/15(c)	103,000	116,728
Capital One Capital IV, 6.75%, 02/17/37(a)(b)	135,000	123,862
Citigroup Funding, Inc., 2.25%, 12/10/12	4,550,000	4,699,326
Citigroup, Inc.
6.00%, 02/21/12	103,000	108,908
5.25%, 02/27/12	850,000	886,616
5.63%, 08/27/12	205,000	214,899
5.50%, 10/15/14(b)	1,100,000	1,165,165
5.30%, 01/07/16(b)	1,321,000	1,378,682
5.85%, 08/02/16	287,000	302,328
6.63%, 06/15/32	232,000	228,291
5.88%, 02/22/33	82,000	75,899
5.85%, 12/11/34	375,000	362,233
5.88%, 05/29/37	200,000	194,847
Deutsche Bank AG, 4.88%, 05/20/13	1,000,000	1,076,481
Deutsche Bank Financial LLC, 5.38%, 03/02/15	123,000	134,030
EnCana Holdings Finance Corp., 5.80%, 05/01/14	791,000	894,630
General Electric Capital Corp.
Series A, 5.88%, 02/15/12(b)	41,000	43,635
Series A, 6.00%, 06/15/12	182,000	196,622
Series A, 6.75%, 03/15/32	867,000	954,034
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Diversified Financial Services (continued)
General Electric Capital Corp.
4.88%, 03/04/15	$431,000	$467,420
5.00%, 01/08/16	205,000	220,608
5.40%, 02/15/17	415,000	447,438
5.63%, 09/15/17(b)	1,150,000	1,246,248
6.15%, 08/07/37	750,000	772,079
6.38%, 11/15/67(a)	700,000	668,500
Goldman Sachs Capital I, 6.35%, 02/15/34(b)	900,000	839,290
Goldman Sachs Capital II, 5.79%, 06/01/12(e)	400,000	320,800
JPMorgan Chase & Co.
6.63%, 03/15/12	447,000	483,493
3.70%, 01/20/15	605,000	630,398
4.75%, 03/01/15	176,000	190,199
5.15%, 10/01/15	349,000	376,427
JPMorgan Chase Capital XXV, Series Y, 6.80%, 10/01/37	3,060,000	3,114,260
Kreditanstalt fuer Wiederaufbau
1.38%, 07/15/13	900,000	907,549
3.50%, 03/10/14	2,085,000	2,227,180
4.13%, 10/15/14	492,000	535,077
4.38%, 07/21/15	1,405,000	1,548,156
4.38%, 03/15/18	800,000	877,383
Landwirtschaftliche Rentenbank, 5.13%, 02/01/17	600,000	683,922
National Rural Utilities Cooperative Finance Corp.
4.75%, 03/01/14	226,000	249,833
5.45%, 04/10/17	400,000	452,283
National Rural Utilities Cooperative Finance Corp., Series C, 8.00%, 03/01/32	111,000	144,499
Oesterreichische Kontrollbank AG
4.50%, 03/09/15	414,000	457,376
4.88%, 02/16/16	250,000	279,721
Principal Life Global Funding I, 6.25%, 02/15/12(c)	150,000	159,586
Toyota Motor Credit Corp., 4.50%, 06/17/20	250,000	259,600
UFJ Finance Aruba AEC, 6.75%, 07/15/13	246,000	276,313

		40,746,144

Diversified Telecommunication Services 1.2%
Ameritech Capital Funding Corp., 6.45%, 01/15/18	62,000	70,434
AT&T, Inc.
5.88%, 08/15/12	295,000	322,870
5.10%, 09/15/14	597,000	668,798
5.63%, 06/15/16	205,000	236,146
5.50%, 02/01/18	505,000	569,740
6.15%, 09/15/34	814,000	886,784
6.55%, 02/15/39	310,000	356,242
BellSouth Corp.
6.00%, 10/15/11	583,000	618,289
5.20%, 09/15/14	349,000	391,902
6.55%, 06/15/34	123,000	137,798
British Telecommunications PLC, 9.88%, 12/15/30	391,000	508,015
Deutsche Telekom International Finance BV
5.25%, 07/22/13(b)	513,000	559,315
5.75%, 03/23/16	273,000	306,728
8.75%, 06/15/30	256,000	345,208
Embarq Corp., 7.08%, 06/01/16	92,000	99,651
France Telecom SA, 8.50%, 03/01/31	283,000	393,953
GTE Corp.
6.84%, 04/15/18	144,000	167,669
6.94%, 04/15/28	103,000	116,155
Qwest Corp., 8.38%, 05/01/16	925,000	1,052,187
Telecom Italia Capital SA
6.20%, 07/18/11	144,000	149,759
4.95%, 09/30/14	205,000	214,399
5.25%, 10/01/15	730,000	768,738
6.00%, 09/30/34(b)	160,000	149,069
Telefonica Emisiones SAU, 6.42%, 06/20/16	1,080,000	1,227,983
Telefonos de Mexico SAB de CV, 5.50%, 01/27/15	164,000	181,671
Verizon Communications, Inc.
4.90%, 09/15/15	410,000	457,014
8.75%, 11/01/18	600,000	792,060
6.35%, 04/01/19	650,000	768,805
5.85%, 09/15/35	82,000	86,488
Verizon Global Funding Corp.
6.88%, 06/15/12	205,000	226,762
7.38%, 09/01/12	363,000	409,566
4.38%, 06/01/13	256,000	278,320
7.75%, 12/01/30	810,000	1,033,965

		14,552,483

Electric Utilities 1.5%
Alabama Power Co., 5.70%, 02/15/33	276,000	300,872
American Electric Power Co., Inc., 5.25%, 06/01/15	133,000	146,992
Appalachian Power Co., Series L, 5.80%, 10/01/35	144,000	148,303
Arizona Public Service Co., 5.50%, 09/01/35	150,000	143,569
Baltimore Gas & Electric Co., 5.90%, 10/01/16	615,000	716,570
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Electric Utilities (continued)
Cleveland Electric Illuminating Co. (The), 5.50%, 08/15/24	$200,000	$218,303
Commonwealth Edison Co., Series 98, 6.15%, 03/15/12	82,000	88,393
Commonwealth Edison Co., 6.15%, 09/15/17	750,000	873,812
Consolidated Edison Co. of New York, Inc., Series 02-B, 4.88%, 02/01/13	86,000	93,569
Consolidated Edison Co. of New York, Inc., Series 05-C, 5.38%, 12/15/15	123,000	140,333
Consolidated Edison Co. of New York, Inc., Series 08-A, 5.85%, 04/01/18	2,200,000	2,527,521
Consolidated Edison Co. of New York, Inc., Series 03-A, 5.88%, 04/01/33	82,000	90,158
Duke Energy Carolinas LLC
6.25%, 01/15/12	970,000	1,043,653
4.30%, 06/15/20	500,000	534,958
Duke Energy Corp., 5.05%, 09/15/19	600,000	654,541
Duke Energy Indiana, Inc., 3.75%, 07/15/20	100,000	101,688
Duke Energy Ohio, Inc., 5.70%, 09/15/12	29,000	31,364
Duke Energy Ohio, Inc., Series A, 5.40%, 06/15/33	51,000	51,824
Entergy Gulf States, Inc., 5.25%, 08/01/15	56,000	56,082
Entergy Mississippi, Inc., 5.15%, 02/01/13	201,000	215,290
Exelon Corp.
4.90%, 06/15/15	287,000	311,538
5.63%, 06/15/35	414,000	411,119
FirstEnergy Corp., Series C, 7.38%, 11/15/31	287,000	314,740
Florida Power & Light Co.
4.85%, 02/01/13	103,000	112,002
5.85%, 02/01/33	70,000	77,708
5.95%, 10/01/33	53,000	59,645
5.40%, 09/01/35	90,000	96,765
5.65%, 02/01/37	200,000	221,264
Florida Power Corp., 5.90%, 03/01/33	247,000	268,869
Georgia Power Co., Series K, 5.13%, 11/15/12	74,000	80,419
Metropolitan Edison Co., 4.88%, 04/01/14	164,000	174,298
MidAmerican Energy Co., 5.80%, 10/15/36	200,000	217,742
MidAmerican Energy Holdings Co.
5.88%, 10/01/12	841,000	915,941
5.75%, 04/01/18	750,000	853,986
New York State Electric & Gas Corp., 5.75%, 05/01/23	41,000	38,844
Ohio Power Co., Series K, 6.00%, 06/01/16	349,000	400,598
Ohio Power Co., Series G, 6.60%, 02/15/33	164,000	186,975
Oncor Electric Delivery Co. LLC
6.38%, 05/01/12	383,000	413,904
6.38%, 01/15/15	308,000	353,084
Pacific Gas & Electric Co.
4.80%, 03/01/14(b)	328,000	360,757
5.80%, 03/01/37	150,000	165,718
6.25%, 03/01/39	300,000	350,732
PacifiCorp, 5.25%, 06/15/35	123,000	125,105
Pepco Holdings, Inc., 7.45%, 08/15/32	82,000	96,684
Progress Energy, Inc., 7.75%, 03/01/31	164,000	214,033
PSEG Power LLC
6.95%, 06/01/12	51,000	55,689
5.50%, 12/01/15	287,000	320,603
Public Service Co. of Colorado, Series 15, 5.50%, 04/01/14	174,000	196,051
Public Service Electric & Gas Co., Series B, 5.13%, 09/01/12	135,000	145,380
Puget Sound Energy, Inc., 5.48%, 06/01/35	103,000	103,773
Scottish Power Ltd., 5.81%, 03/15/25	82,000	80,437
Southern California Edison Co., 6.00%, 01/15/34	123,000	141,226
Southern California Edison Co., Series 05-B, 5.55%, 01/15/36	164,000	178,722
Southern Power Co., Series B, 6.25%, 07/15/12	174,000	190,139
Virginia Electric and Power Co., Series A, 5.40%, 01/15/16	103,000	115,903
Virginia Electric and Power Co., 5.95%, 09/15/17	750,000	869,558
Westar Energy, Inc., 6.00%, 07/01/14	185,000	209,722
Wisconsin Electric Power Co., 5.63%, 05/15/33	41,000	44,888

		17,652,356

Electrical Equipment 0.0%†
Emerson Electric Co., 6.00%, 08/15/32	57,000	65,727

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Electronic Equipment, Instruments & Components 0.1%
Agilent Technologies, Inc., 6.50%, 11/01/17	$575,000	$653,932
Avnet Inc, 5.88%, 06/15/20	250,000	255,903

		909,835

Energy Equipment & Services 0.1%
Anadarko Finance Co., Series B, 7.50%, 05/01/31	207,000	201,873
EOG Resources, Inc., 5.63%, 06/01/19	130,000	149,141
Halliburton Co., 6.70%, 09/15/38	325,000	380,458
Nabors Industries, Inc., 5.38%, 08/15/12	29,000	30,804
Transocean, Inc., 7.50%, 04/15/31	123,000	115,781

		878,057

Food & Staples Retailing 0.4%
Costco Wholesale Corp., 5.50%, 03/15/17	475,000	550,872
CVS Caremark Corp., 6.25%, 06/01/27	460,000	504,969
Kroger Co. (The)
6.20%, 06/15/12	164,000	178,324
7.50%, 04/01/31	178,000	224,698
5.40%, 07/15/40	400,000	402,356
Safeway, Inc.
5.80%, 08/15/12	144,000	156,318
5.63%, 08/15/14	123,000	136,645
5.00%, 08/15/19	155,000	168,610
3.95%, 08/15/20	100,000	100,722
Sysco Corp., 5.38%, 09/21/35	74,000	79,044
Wal-Mart Stores, Inc.
5.00%, 04/05/12	1,300,000	1,388,969
3.20%, 05/15/14	500,000	530,103
3.63%, 07/08/20	400,000	401,955
7.55%, 02/15/30	82,000	108,123
5.25%, 09/01/35	492,000	512,326

		5,444,034

Food Products 0.3%
Archer-Daniels-Midland Co.
5.94%, 10/01/32	140,000	158,829
5.38%, 09/15/35	103,000	108,941
Bunge Ltd. Finance Corp., 5.10%, 07/15/15	62,000	65,593
Cadbury Schweppes US Finance LLC, 5.13%, 10/01/13(c)	123,000	134,508
Campbell Soup Co., 4.88%, 10/01/13	164,000	182,948
ConAgra Foods, Inc.
6.75%, 09/15/11	7,000	7,409
7.00%, 10/01/28	154,000	180,695
General Mills, Inc., 6.00%, 02/15/12	185,000	198,837
H.J. Heinz Finance Co.
6.00%, 03/15/12	150,000	160,926
6.75%, 03/15/32	62,000	70,868
Kellogg Co., Series B, 7.45%, 04/01/31	103,000	135,265
Kraft Foods, Inc.
5.63%, 11/01/11	326,000	341,927
6.00%, 02/11/13	200,000	221,158
6.13%, 02/01/18	375,000	433,083
6.50%, 11/01/31	131,000	147,281
7.00%, 08/11/37	310,000	374,024
6.88%, 02/01/38	300,000	356,197
Sara Lee Corp., 6.25%, 09/15/11	174,000	183,718
Unilever Capital Corp., 5.90%, 11/15/32	144,000	166,232

		3,628,439

Gas Utilities 0.2%
AGL Capital Corp., 4.45%, 04/15/13	123,000	129,836
Atmos Energy Corp.
5.13%, 01/15/13	92,000	99,463
4.95%, 10/15/14	185,000	202,198
CenterPoint Energy Resources Corp., Series B, 7.88%, 04/01/13	246,000	283,744
Consolidated Natural Gas Co., Series A, 5.00%, 12/01/14	396,000	437,239
Enbridge Energy Partners LP, 5.20%, 03/15/20	250,000	262,587
Enterprise Products Operating LLC, Series G, 5.60%, 10/15/14	656,000	727,133
Enterprise Products Operating LLC, 6.13%, 10/15/39	215,000	226,006
Southern California Gas Co., 4.80%, 10/01/12	267,000	285,026
Williams Partners LP, 5.25%, 03/15/20	250,000	266,966

		2,920,198

Health Care Equipment & Supplies 0.2%
Baxter International, Inc.
4.63%, 03/15/15	53,000	58,855
5.38%, 06/01/18	835,000	960,331
Covidien International Finance SA, 6.00%, 10/15/17	940,000	1,098,934

		2,118,120

Health Care Providers & Services 0.2%
Aetna, Inc., 6.00%, 06/15/16	650,000	749,715
Quest Diagnostics, Inc., 5.45%, 11/01/15	376,000	416,889
UnitedHealth Group, Inc.
5.38%, 03/15/16	205,000	229,816
5.80%, 03/15/36	417,000	424,815
WellPoint, Inc.
5.00%, 12/15/14	598,000	653,727
5.25%, 01/15/16	226,000	249,460
5.95%, 12/15/34	82,000	83,158

		2,807,580

Hotels, Restaurants & Leisure 0.1%
McDonald’s Corp.
5.35%, 03/01/18	240,000	276,579
4.88%, 07/15/40	400,000	402,843
Yum! Brands, Inc., 6.88%, 11/15/37	400,000	467,088

		1,146,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Household Durables 0.1%
Black & Decker Corp., 4.75%, 11/01/14	$160,000	$174,061
Fortune Brands, Inc., 5.38%, 01/15/16	585,000	633,523
MDC Holdings, Inc., 5.50%, 05/15/13	103,000	106,228
Toll Brothers Finance Corp., 6.88%, 11/15/12	5,000	5,323

		919,135

Household Products 0.1%
Kimberly-Clark Corp.
5.63%, 02/15/12	205,000	219,624
4.88%, 08/15/15	710,000	805,519
Procter & Gamble Co. (The)
4.85%, 12/15/15	123,000	140,333
5.80%, 08/15/34	405,000	464,908

		1,630,384

Industrial Conglomerates 0.1%
3M Co., 5.70%, 03/15/37	235,000	269,437
General Electric Co., 5.00%, 02/01/13	946,000	1,024,814

		1,294,251

Information Technology Services 0.1%
International Business Machines Corp.
4.75%, 11/29/12	359,000	391,750
5.88%, 11/29/32	732,000	828,153

		1,219,903

Insurance 0.9%
ACE INA Holdings, Inc., 5.88%, 06/15/14	390,000	437,454
AIG Life Holdings US, Inc., 7.50%, 07/15/25	103,000	106,090
Allstate Corp. (The)
6.13%, 02/15/12	176,000	188,300
7.50%, 06/15/13	425,000	486,494
6.13%, 12/15/32(b)	82,000	87,038
5.55%, 05/09/35	62,000	62,532
5.95%, 04/01/36	82,000	87,502
6.13%, 05/15/37(a)	145,000	132,494
6.50%, 05/15/57(a)	145,000	132,675
American International Group, Inc.
5.05%, 10/01/15	103,000	98,623
5.60%, 10/18/16	290,000	277,675
5.85%, 01/16/18	500,000	475,000
Berkshire Hathaway Finance Corp., 4.85%, 01/15/15	1,326,000	1,476,815
Chubb Corp.
6.00%, 05/11/37	225,000	249,093
6.38%, 03/29/67(a)	300,000	292,500
Genworth Financial, Inc.
5.75%, 06/15/14	62,000	63,421
6.50%, 06/15/34	144,000	130,174
Hartford Financial Services Group, Inc.
4.75%, 03/01/14	82,000	84,662
6.10%, 10/01/41	41,000	35,694
Infinity Property & Casualty Corp., Series B, 5.50%, 02/18/14	82,000	84,233
Lincoln National Corp., 6.15%, 04/07/36	410,000	398,121
Marsh & McLennan Cos., Inc.
6.25%, 03/15/12	72,000	75,998
5.75%, 09/15/15	327,000	352,744
MetLife, Inc.
6.13%, 12/01/11	445,000	470,241
5.50%, 06/15/14	185,000	202,493
5.70%, 06/15/35	336,000	341,985
6.40%, 12/15/36	350,000	324,625
Nationwide Financial Services, Inc., 6.75%, 05/15/37(f)	75,000	60,143
Nationwide Mutual Insurance Co., 5.81%, 12/15/24(a)(c)(f)	205,000	179,402
NLV Financial Corp., 7.50%, 08/15/33(c)	51,000	44,379
Progressive Corp. (The), 6.25%, 12/01/32	113,000	118,290
Prudential Financial, Inc.
5.10%, 12/14/11	515,000	540,656
5.38%, 06/21/20	250,000	259,721
Prudential Financial, Inc.
Series B, 5.10%, 09/20/14	205,000	219,708
Series B, 5.75%, 07/15/33(b)	103,000	99,189
RLI Corp., 5.95%, 01/15/14	82,000	86,119
Travelers Cos., Inc. (The)
5.75%, 12/15/17	340,000	379,482
6.25%, 03/15/37(a)	300,000	284,322
Travelers Property Casualty Corp., 6.38%, 03/15/33	133,000	147,394
Willis North America, Inc., 5.63%, 07/15/15	123,000	130,417
XL Group PLC, 5.25%, 09/15/14	541,000	571,410

		10,275,308

Machinery 0.1%
Caterpillar, Inc.
7.30%, 05/01/31	70,000	90,846
6.05%, 08/15/36	123,000	144,081
Deere & Co.
6.95%, 04/25/14	400,000	475,083
8.10%, 05/15/30	400,000	542,827
Dover Corp., 4.88%, 10/15/15	156,000	176,531
Stanley Black & Decker, Inc., 4.90%, 11/01/12	92,000	98,371

		1,527,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Media 1.0%
CBS Corp.
5.63%, 08/15/12	$310,000	$331,959
7.88%, 07/30/30	55,000	65,474
5.50%, 05/15/33	82,000	78,405
Comcast Cable Communications Holdings, Inc.
8.38%, 03/15/13	164,000	191,063
9.46%, 11/15/22	82,000	113,301
Comcast Cable Holdings LLC, 9.80%, 02/01/12	213,000	238,595
Comcast Corp.
5.90%, 03/15/16	287,000	329,266
6.50%, 01/15/17	507,000	590,692
5.70%, 07/01/19	300,000	335,341
7.05%, 03/15/33	205,000	239,710
6.50%, 11/15/35	70,000	77,877
6.95%, 08/15/37	205,000	241,159
COX Communications, Inc.
5.45%, 12/15/14	246,000	276,035
5.50%, 10/01/15	667,000	746,214
Discovery Communications LLC, 5.05%, 06/01/20(b)	250,000	266,120
Historic TW, Inc., 6.88%, 06/15/18	122,000	144,942
NBC Universal, Inc., 5.15%, 04/30/20(c)	250,000	265,723
News America Holdings, Inc.
9.25%, 02/01/13	82,000	96,335
8.00%, 10/17/16	82,000	101,762
News America, Inc.
5.30%, 12/15/14	433,000	485,592
7.28%, 06/30/28	53,000	58,440
6.55%, 03/15/33	450,000	492,412
6.20%, 12/15/34	170,000	179,256
Omnicom Group, Inc., 5.90%, 04/15/16	123,000	140,527
Time Warner Cable, Inc.
6.20%, 07/01/13	500,000	563,954
6.75%, 07/01/18	415,000	484,744
8.25%, 04/01/19	900,000	1,130,371
6.75%, 06/15/39(b)	500,000	569,437
Time Warner, Inc.
7.63%, 04/15/31	773,000	933,483
7.70%, 05/01/32	648,000	791,861
Viacom, Inc.
6.25%, 04/30/16	351,000	404,771
6.88%, 04/30/36	226,000	259,678
Walt Disney Co. (The)
Series B, 6.38%, 03/01/12	97,000	105,404
Series B, 6.20%, 06/20/14	687,000	805,512

		12,135,415

Metals & Mining 0.5%
Alcoa, Inc, 5.38%, 01/15/13	250,000	265,752
Alcoa, Inc., 5.87%, 02/23/22	335,000	328,392
ArcelorMittal, 6.13%, 06/01/18	1,940,000	2,104,966
Barrick Gold Finance Co., 4.88%, 11/15/14	1,060,000	1,157,921
BHP Billiton Finance USA Ltd., 5.25%, 12/15/15	225,000	257,794
Newmont Mining Corp., 5.88%, 04/01/35	164,000	174,608
Placer Dome, Inc., 6.38%, 03/01/33	96,000	107,758
Rio Tinto Alcan, Inc.
5.00%, 06/01/15	205,000	220,797
5.75%, 06/01/35	144,000	150,633
Rio Tinto Finance USA Ltd., 5.88%, 07/15/13	500,000	555,710
Vale Overseas Ltd., 6.88%, 11/21/36	556,000	614,600

		5,938,931

Multiline Retail 0.1%
Target Corp.
6.00%, 01/15/18	300,000	354,924
7.00%, 07/15/31	121,000	143,081
6.35%, 11/01/32	217,000	251,693

		749,698

Multi-Utilities 0.2%
Dominion Resources, Inc.
5.70%, 09/17/12	113,000	122,481
5.20%, 08/15/19	100,000	111,775
Dominion Resources, Inc., Series E, 6.30%, 03/15/33	308,000	351,519
Dominion Resources, Inc., Series B, 5.95%, 06/15/35	174,000	192,938
DTE Energy Co., 6.35%, 06/01/16	287,000	329,797
SCANA Corp., 6.25%, 02/01/12	103,000	109,788
Sempra Energy, 6.00%, 10/15/39	540,000	589,225
Xcel Energy, Inc.
5.61%, 04/01/17	173,000	191,214
6.50%, 07/01/36	123,000	143,140

		2,141,877

Office Electronics 0.0%†
Xerox Corp., 5.50%, 05/15/12	250,000	266,112

Oil, Gas & Consumable Fuels 1.2%
Anadarko Petroleum Corp., 6.45%, 09/15/36	269,000	241,892
Apache Corp.
6.25%, 04/15/12	160,000	171,994
7.63%, 07/01/19	41,000	51,240
Apache Finance Canada Corp., 4.38%, 05/15/15	238,000	259,328
Boardwalk Pipelines LP, 5.20%, 06/01/18	62,000	64,049
BP Capital Markets PLC, 3.88%, 03/10/15(b)	700,000	669,171
Canadian Natural Resources Ltd., 6.25%, 03/15/38	660,000	737,225
Cenovus Energy, Inc., 5.70%, 10/15/19	770,000	869,411
Chevron Corp., 3.95%, 03/03/14	415,000	448,644
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Oil, Gas & Consumable Fuels (continued)
Conoco Funding Co., 6.35%, 10/15/11	$408,000	$434,646
ConocoPhillips
4.75%, 10/15/12	270,000	290,406
4.60%, 01/15/15	450,000	498,532
5.90%, 10/15/32	123,000	137,025
6.50%, 02/01/39	300,000	372,219
ConocoPhillips Australia Funding Co., 5.50%, 04/15/13	226,000	250,047
Devon Energy Corp., 7.95%, 04/15/32	250,000	334,790
Devon Financing Corp. ULC, 6.88%, 09/30/11	297,000	315,081
Hess Corp., 7.30%, 08/15/31	196,000	233,869
Kinder Morgan Energy Partners LP
6.75%, 03/15/11	64,000	66,121
5.00%, 12/15/13	1,000,000	1,079,003
6.85%, 02/15/20	675,000	799,707
5.80%, 03/15/35	144,000	143,056
Marathon Oil Corp., 6.80%, 03/15/32	82,000	91,156
Murphy Oil Corp., 6.38%, 05/01/12	41,000	43,504
Occidental Petroleum Corp.
6.75%, 01/15/12	185,000	200,126
7.00%, 11/01/13	250,000	293,217
Pemex Project Funding Master Trust, 6.63%, 06/15/35	701,000	737,811
Petrobras International Finance Co., 5.75%, 01/20/20	1,080,000	1,148,227
Plains All American Pipeline LP/PAA Finance Corp.
5.63%, 12/15/13	230,000	249,601
3.95%, 09/15/15	200,000	204,751
PTT PCL, 5.88%, 08/03/35(c)	123,000	124,584
Shell International Finance BV, 6.38%, 12/15/38	600,000	733,008
Spectra Energy Capital LLC, 6.75%, 02/15/32	123,000	139,971
Texas Gas Transmission LLC, 4.60%, 06/01/15	123,000	130,355
Total Capital SA, 4.45%, 06/24/20(b)	250,000	264,828
Valero Energy Corp.
6.88%, 04/15/12	260,000	279,295
7.50%, 04/15/32	82,000	89,336
6.63%, 06/15/37(b)	320,000	336,353
XTO Energy, Inc.
5.30%, 06/30/15	195,000	224,430
5.65%, 04/01/16	82,000	95,818
6.50%, 12/15/18	140,000	172,389

		14,026,216

Paper & Forest Products 0.2%
Celulosa Arauco y Constitucion SA, 5.13%, 07/09/13(b)	123,000	130,406
International Paper Co.
5.85%, 10/30/12	30,000	32,464
5.30%, 04/01/15	144,000	156,659
9.38%, 05/15/19	1,515,000	1,969,874
Inversiones CMPC SA, 4.88%, 06/18/13(c)	123,000	129,100

		2,418,503

Pharmaceuticals 1.0%
Abbott Laboratories
2.70%, 05/27/15	250,000	260,210
5.88%, 05/15/16	334,000	395,702
6.00%, 04/01/39	300,000	348,451
AstraZeneca PLC
5.40%, 06/01/14	155,000	174,937
5.90%, 09/15/17	300,000	353,100
6.45%, 09/15/37	140,000	173,163
Bristol-Myers Squibb Co., 5.25%, 08/15/13	825,000	918,126
Eli Lilly & Co.
6.00%, 03/15/12	205,000	222,681
5.20%, 03/15/17	800,000	909,849
7.13%, 06/01/25	82,000	106,508
GlaxoSmithKline Capital, Inc.
4.85%, 05/15/13	1,500,000	1,644,087
5.65%, 05/15/18	940,000	1,087,405
5.38%, 04/15/34	139,000	146,777
Johnson & Johnson, 4.95%, 05/15/33	537,000	557,911
Merck & Co., Inc.
4.75%, 03/01/15	396,000	443,410
6.40%, 03/01/28	51,000	61,513
5.95%, 12/01/28	113,000	131,178
Novartis Capital Corp., 4.13%, 02/10/14	275,000	299,667
Novartis Securities Investment Ltd., 5.13%, 02/10/19	330,000	372,905
Pfizer, Inc.
5.35%, 03/15/15	550,000	628,720
4.65%, 03/01/18	185,000	202,543
7.20%, 03/15/39	375,000	503,356
Pharmacia Corp., 6.60%, 12/01/28	123,000	146,756
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Corporate Bonds (continued)

	Principal	Market
	Amount	Value

Pharmaceuticals (continued)
Schering-Plough Corp., 5.30%, 12/01/13	$800,000	$899,749
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36	98,000	115,610
Wyeth
5.50%, 02/01/14	472,000	534,065
5.50%, 02/15/16	241,000	279,026
6.50%, 02/01/34	144,000	175,022

		12,092,427

Real Estate Investment Trusts (REITs) 0.3%
AvalonBay Communities, Inc., 6.63%, 09/15/11	28,000	29,350
Boston Properties LP
5.00%, 06/01/15	360,000	379,908
5.63%, 11/15/20	350,000	375,496
Camden Property Trust, 5.00%, 06/15/15	103,000	108,688
CommonWealth REIT, 5.75%, 02/15/14	123,000	128,268
ERP Operating LP
5.25%, 09/15/14	278,000	303,671
5.38%, 08/01/16	205,000	222,575
HCP, Inc.
6.45%, 06/25/12	39,000	41,529
6.00%, 01/30/17	328,000	340,343
Health Care REIT, Inc., 6.00%, 11/15/13	123,000	134,534
Hospitality Properties Trust, 6.75%, 02/15/13	525,000	558,391
Liberty Property LP, 7.25%, 03/15/11	27,000	27,791
Simon Property Group LP
5.10%, 06/15/15	294,000	320,903
6.10%, 05/01/16	287,000	325,740

		3,297,187

Road & Rail 0.2%
Burlington Northern Santa Fe LLC, 7.95%, 08/15/30	144,000	187,343
CSX Corp.
5.50%, 08/01/13	308,000	337,996
7.38%, 02/01/19	305,000	377,504
Norfolk Southern Corp.
5.59%, 05/17/25	59,000	63,786
7.25%, 02/15/31	87,000	107,625
Union Pacific Corp.
5.13%, 02/15/14	1,000,000	1,101,838
5.38%, 06/01/33	43,000	42,395
6.25%, 05/01/34	164,000	183,519

		2,402,006

Software 0.2%
Microsoft Corp., 2.95%, 06/01/14	300,000	316,611
Oracle Corp.
3.75%, 07/08/14	905,000	975,633
5.25%, 01/15/16	548,000	627,591
5.00%, 07/08/19	100,000	111,739
5.38%, 07/15/40(c)	200,000	203,445

		2,235,019

Specialty Retail 0.1%
Home Depot, Inc.
5.25%, 12/16/13	200,000	221,226
5.40%, 03/01/16	410,000	459,952
5.88%, 12/16/36	230,000	236,393
Lowe’s Cos., Inc.
6.50%, 03/15/29	164,000	190,888
5.80%, 10/15/36	230,000	250,997

		1,359,456

Thrifts & Mortgage Finance 0.0%†
Golden West Financial Corp., 4.75%, 10/01/12	109,000	113,981

Tobacco 0.2%
Altria Group, Inc.
9.70%, 11/10/18	600,000	786,095
9.25%, 08/06/19	400,000	514,651
10.20%, 02/06/39	420,000	593,200
Philip Morris International, Inc.
5.65%, 05/16/18	300,000	338,258
6.38%, 05/16/38	150,000	178,735

		2,410,939

Wireless Telecommunication Services 0.3%
America Movil SAB de CV
5.75%, 01/15/15(b)	155,000	175,399
6.38%, 03/01/35(b)	123,000	136,568
AT&T Mobility LLC, 7.13%, 12/15/31	287,000	344,062
Cellco Partnership/Verizon Wireless Capital LLC, 7.38%, 11/15/13	800,000	950,587
New Cingular Wireless Services, Inc.
8.13%, 05/01/12	31,000	34,743
8.75%, 03/01/31	224,000	312,757
Rogers Communications, Inc., 7.25%, 12/15/12	540,000	611,105
Vodafone Group PLC
5.00%, 12/16/13	461,000	503,360
4.15%, 06/10/14	530,000	562,957
7.88%, 02/15/30	144,000	179,096
6.15%, 02/27/37	75,000	80,371

		3,891,005

Total Corporate Bonds (cost $211,061,521)		228,581,225

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Municipal Bonds 0.6%

	Principal	Market
	Amount	Value

California 0.2%
Los Angeles Community College District, 6.75%, 08/01/49	200,000	208,318
State of California, 7.55%, 04/01/39	2,025,000	2,280,251

		2,488,569

Illinois 0.2%
State of Illinois, 5.10%, 06/01/33	2,835,000	2,302,133
New Jersey 0.1%
New Jersey State Turnpike Authority, Series F, 7.41%, 01/01/40	715,000	874,252
New York 0.1%
Metropolitan Transportation Authority, 7.34%, 11/15/39	105,000	126,164
Port Authority of New York & New Jersey, 6.04%, 12/01/29	460,000	495,701

		621,865

Texas 0.0%†
City of Dallas, Series C, 5.50%, 02/15/24(a)	492,000	492,079

Total Municipal Bonds (cost $6,653,333)		6,778,898

U.S. Government Mortgage Backed Agencies 32.7%

	Principal	Market
	Amount	Value

Fannie Mae Pool
Pool# 961563
5.00%, 02/01/23	$978,831	$1,046,695
Pool# 969977
5.00%, 05/01/23	5,578,471	5,965,237
Pool# 990972
6.00%, 09/01/23	525,578	571,059
Pool# AA2549
4.00%, 04/01/24	6,292,393	6,597,214
Pool# 935348
5.50%, 06/01/24	303,880	329,020
Pool# AC1374
4.00%, 08/01/24	760,267	797,683
Pool# AC1529
4.50%, 09/01/24	507,648	538,894
Pool# AC5377
4.50%, 10/01/24	1,241,837	1,318,274
Pool# AD4089
4.50%, 05/01/25	2,968,410	3,149,729
Pool# 560868
7.50%, 02/01/31	1,851	2,118
Pool# 607212
7.50%, 10/01/31	35,575	40,702
Pool# 607559
6.50%, 11/01/31	1,377	1,539
Pool# 607632
6.50%, 11/01/31	300	335
Pool# 661664
7.50%, 09/01/32	19,118	21,883
Pool# 656559
6.50%, 02/01/33	133,366	149,017
Pool# 694846
6.50%, 04/01/33	23,087	25,738
Pool# 555421
5.00%, 05/01/33	21,040,759	22,525,403
Pool# 254767
5.50%, 06/01/33	6,463,309	6,997,367
Pool# 750229
6.50%, 10/01/33	120,984	134,879
Pool# 725424
5.50%, 04/01/34	7,849,796	8,498,419
Pool# 788027
6.50%, 09/01/34	107,671	119,499
Pool# 735141
5.50%, 01/01/35	4,064,174	4,394,914
Pool# 735227
5.50%, 02/01/35	4,300,009	4,649,940
Pool# 256023
6.00%, 12/01/35	3,117,215	3,402,668
Pool# 888596
6.50%, 07/01/37	6,478,816	7,111,583
Pool# 995050
6.00%, 09/01/37	19,059,277	20,756,949
Pool# 955194
7.00%, 11/01/37	2,011,089	2,244,189
Pool# 889072
6.50%, 12/01/37	1,000,685	1,098,419
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Fannie Mae Pool (continued)
Pool# 970320
5.50%, 02/01/38	$4,841,501	$5,222,367
Pool# AA6013
4.50%, 05/01/39	8,105,726	8,487,386
Pool# 190396
4.50%, 06/01/39	8,532,247	8,933,989
Pool# AA9611
4.00%, 07/01/39	4,340,933	4,454,439
Pool# AA9393
4.50%, 07/01/39	14,447,095	15,127,338
Pool# AA9809
4.50%, 07/01/39	10,561,713	11,059,013
Pool# 994002
4.00%, 08/01/39	3,527,087	3,619,312
Pool# AC1454
4.00%, 08/01/39	4,845,766	4,972,472
Pool# AC3486
4.50%, 08/01/39	5,712,321	5,983,964
Pool# AC1921
4.00%, 09/01/39	2,928,421	3,004,993
Pool# AC2651
4.00%, 10/01/39	1,082,313	1,110,613
Pool# 932274
4.50%, 12/01/39	2,576,024	2,697,317
Pool# AC8512
4.50%, 12/01/39	7,705,469	8,068,282
Pool# AC9895
3.29%, 04/01/40(a)	5,796,093	5,996,314
Pool# AC9890
3.30%, 04/01/40(a)	8,337,122	8,627,264
Pool# AD2888
4.50%, 04/01/40	3,161,333	3,309,691
Pool# AD7992
4.50%, 07/01/40	3,400,000	3,559,558
Fannie Mae Pool TBA 5.00%, 08/25/25	4,000,000	4,272,500
Freddie Mac Gold Pool
Pool# E00394
7.50%, 09/01/10	251	253
Pool# M80898
4.50%, 02/01/11	117,771	120,182
Pool# M80904
4.50%, 03/01/11	79,165	80,785
Pool# M80917
4.50%, 05/01/11	19,057	19,060
Pool# M80926
4.50%, 07/01/11	74,222	75,619
Pool# M80934
4.50%, 08/01/11	105,057	107,208
Pool# G10940
6.50%, 11/01/11	842	850
Pool# G11130
6.00%, 12/01/11	6,944	7,096
Pool# M80981
4.50%, 07/01/12	45,823	47,013
Pool# E00507
7.50%, 09/01/12	563	596
Pool# G10749
6.00%, 10/01/12	13,350	14,426
Pool# M81009
4.50%, 02/01/13	27,817	28,551
Pool# E69050
6.00%, 02/01/13	13,267	14,419
Pool# E72896
7.00%, 10/01/13	4,615	4,910
Pool# G11612
6.00%, 04/01/14	3,495	3,565
Pool# E00677
6.00%, 06/01/14	29,963	32,076
Pool# E00802
7.50%, 02/01/15	18,066	19,475
Pool# G11001
6.50%, 03/01/15	10,657	11,589
Pool# G11003
7.50%, 04/01/15	862	927
Pool# G11164
7.00%, 05/01/15	2,682	2,891
Pool# E81396
7.00%, 10/01/15	402	435
Pool# E81394
7.50%, 10/01/15	5,401	5,856
Pool# E84097
6.50%, 12/01/15	2,251	2,448
Pool# E00938
7.00%, 01/01/16	6,827	7,386
Pool# E82132
7.00%, 01/01/16	1,478	1,600
Pool# E82815
6.00%, 03/01/16	5,604	6,091
Pool# E83231
6.00%, 04/01/16	1,569	1,709
Pool# E83233
6.00%, 04/01/16	3,935	4,287
Pool# G11972
6.00%, 04/01/16	88,155	95,811
Pool# E83046
7.00%, 04/01/16	1,002	1,085
Pool# E00975
6.00%, 05/01/16	23,259	25,111
Pool# E83355
6.00%, 05/01/16	5,548	6,044
Pool# E83636
6.00%, 05/01/16	10,412	11,342
Pool# E83933
6.50%, 05/01/16	439	477
Pool# E00985
6.00%, 06/01/16	12,472	13,469
Pool# E00987
6.50%, 06/01/16	10,943	11,796
Pool# E84236
6.50%, 06/01/16	3,115	3,388
Pool# E00996
6.50%, 07/01/16	1,387	1,496
Pool# E84912
6.50%, 08/01/16	6,842	7,440
Pool# E85117
6.50%, 08/01/16	3,960	4,306
Pool# E85387
6.00%, 09/01/16	12,497	13,613
Pool# E85800
6.50%, 10/01/16	3,176	3,454
Pool# E86183
6.00%, 11/01/16	2,053	2,236
Pool# E01083
7.00%, 11/01/16	3,234	3,508
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# G11207
7.00%, 11/01/16	$7,287	$7,887
Pool# E86746
5.50%, 12/01/16	26,549	28,692
Pool# E86533
6.00%, 12/01/16	4,979	5,424
Pool# E01095
6.00%, 01/01/17	5,417	5,862
Pool# E87584
6.00%, 01/01/17	4,268	4,649
Pool# E86995
6.50%, 01/01/17	11,473	12,476
Pool# E87291
6.50%, 01/01/17	18,067	19,647
Pool# E87446
6.50%, 01/01/17	3,246	3,543
Pool# E88076
6.00%, 02/01/17	5,463	5,959
Pool# E01127
6.50%, 02/01/17	8,736	9,460
Pool# E88055
6.50%, 02/01/17	31,138	33,987
Pool# E88106
6.50%, 02/01/17	18,996	20,734
Pool# E01137
6.00%, 03/01/17	8,243	8,928
Pool# E88134
6.00%, 03/01/17	1,906	2,079
Pool# E88474
6.00%, 03/01/17	7,595	8,284
Pool# E88768
6.00%, 03/01/17	19,072	20,776
Pool# E01138
6.50%, 03/01/17	5,068	5,488
Pool# E01139
6.00%, 04/01/17	38,366	41,574
Pool# E88729
6.00%, 04/01/17	7,335	8,001
Pool# E89149
6.00%, 04/01/17	9,691	10,571
Pool# E89151
6.00%, 04/01/17	6,421	7,004
Pool# E89217
6.00%, 04/01/17	7,061	7,702
Pool# E89222
6.00%, 04/01/17	39,947	43,572
Pool# E89347
6.00%, 04/01/17	2,203	2,403
Pool# E89496
6.00%, 04/01/17	5,711	6,229
Pool# E89203
6.50%, 04/01/17	3,743	4,085
Pool# E01140
6.00%, 05/01/17	32,944	35,717
Pool# E89530
6.00%, 05/01/17	24,385	26,598
Pool# E89746
6.00%, 05/01/17	55,863	60,933
Pool# E89788
6.00%, 05/01/17	5,332	5,816
Pool# E89909
6.00%, 05/01/17	7,856	8,569
Pool# G11409
6.00%, 05/01/17	50,585	55,105
Pool# E01156
6.50%, 05/01/17	13,267	14,366
Pool# E89924
6.50%, 05/01/17	22,652	24,725
Pool# B15071
6.00%, 06/01/17	108,628	118,333
Pool# E01157
6.00%, 06/01/17	23,674	25,678
Pool# E90194
6.00%, 06/01/17	6,149	6,707
Pool# E90227
6.00%, 06/01/17	5,604	6,113
Pool# E90313
6.00%, 06/01/17	2,845	3,103
Pool# E90591
5.50%, 07/01/17	31,510	34,133
Pool# E90594
6.00%, 07/01/17	21,404	23,347
Pool# E90645
6.00%, 07/01/17	36,986	40,343
Pool# E90667
6.00%, 07/01/17	6,397	6,978
Pool# E01186
5.50%, 08/01/17	73,951	79,930
Pool# E01205
6.50%, 08/01/17	10,645	11,526
Pool# G11295
5.50%, 09/01/17	47,712	51,684
Pool# G11458
6.00%, 09/01/17	13,461	14,630
Pool# G11434
6.50%, 01/01/18	13,703	14,901
Pool# E01311
5.50%, 02/01/18	825,142	893,917
Pool# G11399
5.50%, 04/01/18	68,501	74,032
Pool# B10210
5.50%, 10/01/18	144,753	156,985
Pool# B10653
5.50%, 11/01/18	107,445	116,525
Pool# B11548
5.50%, 12/01/18	65,100	70,601
Pool# G11531
5.50%, 02/01/19	34,079	36,958
Pool# B12908
5.50%, 03/01/19	38,414	41,684
Pool# E01604
5.50%, 03/01/19	65,727	71,227
Pool# B13430
5.50%, 04/01/19	59,405	64,462
Pool# B13600
5.50%, 04/01/19	49,545	53,763
Pool# B15396
5.50%, 06/01/19	74,687	81,045
Pool# G18007
6.00%, 07/01/19	32,502	35,457
Pool# G18006
5.50%, 08/01/19	56,465	61,272
Pool# B16087
6.00%, 08/01/19	58,835	64,184
Pool# G18022
5.50%, 11/01/19	128,522	139,463
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# B14288
5.50%, 12/01/19	$65,068	$70,607
Pool# B18437
5.50%, 05/01/20	63,436	68,797
Pool# G18062
6.00%, 06/01/20	53,368	58,220
Pool# J02325
5.50%, 07/01/20	108,319	117,472
Pool# J00718
5.00%, 12/01/20	469,973	505,127
Pool# J00935
5.00%, 12/01/20	73,321	78,805
Pool# J00854
5.00%, 01/01/21	269,951	290,144
Pool# J00871
5.00%, 01/01/21	113,826	122,340
Pool# J01049
5.00%, 01/01/21	955,615	1,027,095
Pool# G18096
5.50%, 01/01/21	42,861	46,483
Pool# J00855
5.50%, 01/01/21	134,559	145,930
Pool# J01189
5.00%, 02/01/21	89,874	96,288
Pool# J01279
5.50%, 02/01/21	83,954	90,773
Pool# J01256
5.00%, 03/01/21	65,056	69,698
Pool# J01414
5.00%, 03/01/21	59,206	63,431
Pool# J01576
5.00%, 04/01/21	280,107	300,096
Pool# J01570
5.50%, 04/01/21	61,879	66,905
Pool# J01633
5.50%, 04/01/21	255,249	275,981
Pool# J01757
5.00%, 05/01/21	117,055	125,409
Pool# J01771
5.00%, 05/01/21	42,664	45,709
Pool# J01833
5.00%, 05/01/21	51,288	54,948
Pool# J01879
5.00%, 05/01/21	100,387	107,550
Pool# J06015
5.00%, 05/01/21	116,560	124,878
Pool# J05950
5.50%, 05/01/21	339,062	366,601
Pool# G18122
5.00%, 06/01/21	94,472	101,214
Pool# G18123
5.50%, 06/01/21	145,253	157,050
Pool# J01980
6.00%, 06/01/21	83,125	90,708
Pool# J03074
5.00%, 07/01/21	86,874	93,073
Pool# J03028
5.50%, 07/01/21	67,636	73,130
Pool# G12245
6.00%, 07/01/21	55,365	60,415
Pool# G12310
5.50%, 08/01/21	40,220	43,487
Pool# G12348
6.00%, 08/01/21	96,302	105,087
Pool# G12412
5.50%, 11/01/21	53,335	57,667
Pool# C00351
8.00%, 07/01/24	1,203	1,388
Pool# D60780
8.00%, 06/01/25	2,901	3,348
Pool# D64617
8.00%, 10/01/25	589	594
Pool# D82854
7.00%, 10/01/27	3,254	3,694
Pool# C00566
7.50%, 12/01/27	4,694	5,358
Pool# C00678
7.00%, 11/01/28	7,008	7,963
Pool# C18271
7.00%, 11/01/28	3,951	4,489
Pool# C00836
7.00%, 07/01/29	2,781	3,162
Pool# A16201
7.00%, 08/01/29	14,314	16,276
Pool# C31282
7.00%, 09/01/29	501	570
Pool# C31285
7.00%, 09/01/29	6,334	7,202
Pool# A18212
7.00%, 11/01/29	90,000	102,339
Pool# C32914
8.00%, 11/01/29	4,007	4,630
Pool# C37436
8.00%, 01/01/30	4,275	4,941
Pool# C36306
7.00%, 02/01/30	2,059	2,343
Pool# C36429
7.00%, 02/01/30	3,755	4,272
Pool# C00921
7.50%, 02/01/30	4,119	4,712
Pool# G01108
7.00%, 04/01/30	2,164	2,460
Pool# C37703
7.50%, 04/01/30	3,005	3,438
Pool# C41561
8.00%, 08/01/30	1,858	2,148
Pool# C01051
8.00%, 09/01/30	7,517	8,433
Pool# C43550
7.00%, 10/01/30	7,507	8,542
Pool# C44017
7.50%, 10/01/30	690	790
Pool# C43967
8.00%, 10/01/30	34,100	39,414
Pool# C44978
7.00%, 11/01/30	1,498	1,704
Pool# C44957
8.00%, 11/01/30	3,980	4,600
Pool# C01106
7.00%, 12/01/30	35,411	40,293
Pool# C01103
7.50%, 12/01/30	3,377	3,863
Pool# C01116
7.50%, 01/01/31	3,119	3,568
Pool# C46932
7.50%, 01/01/31	4,238	4,849
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# C47287
7.50%, 02/01/31	$4,488	$5,134
Pool# C48851
7.00%, 03/01/31	6,596	7,510
Pool# G01217
7.00%, 03/01/31	31,589	35,945
Pool# C48206
7.50%, 03/01/31	3,902	4,458
Pool# C53324
7.00%, 06/01/31	5,419	6,170
Pool# C01209
8.00%, 06/01/31	1,979	2,288
Pool# C54792
7.00%, 07/01/31	34,796	39,614
Pool# C55071
7.50%, 07/01/31	593	678
Pool# G01309
7.00%, 08/01/31	8,033	9,146
Pool# C01222
7.00%, 09/01/31	5,752	6,549
Pool# G01311
7.00%, 09/01/31	46,124	52,483
Pool# G01315
7.00%, 09/01/31	1,809	2,058
Pool# C58647
7.00%, 10/01/31	2,288	2,605
Pool# C58694
7.00%, 10/01/31	11,037	12,566
Pool# C60012
7.00%, 11/01/31	1,701	1,937
Pool# C61298
8.00%, 11/01/31	5,037	5,823
Pool# C61105
7.00%, 12/01/31	5,452	6,207
Pool# C01305
7.50%, 12/01/31	3,695	4,230
Pool# C62218
7.00%, 01/01/32	5,352	6,093
Pool# C63171
7.00%, 01/01/32	18,236	20,762
Pool# C64121
7.50%, 02/01/32	5,487	6,281
Pool# C01345
7.00%, 04/01/32	25,311	28,680
Pool# C66744
7.00%, 04/01/32	944	1,069
Pool# G01391
7.00%, 04/01/32	76,593	87,152
Pool# C65717
7.50%, 04/01/32	7,584	8,686
Pool# C01370
8.00%, 04/01/32	4,531	5,223
Pool# C66916
7.00%, 05/01/32	21,959	24,882
Pool# C67235
7.00%, 05/01/32	47,020	53,279
Pool# C01381
8.00%, 05/01/32	33,133	38,312
Pool# C68290
7.00%, 06/01/32	8,755	9,921
Pool# C68300
7.00%, 06/01/32	38,433	43,548
Pool# C68307
8.00%, 06/01/32	1,191	1,245
Pool# G01449
7.00%, 07/01/32	54,262	61,742
Pool# C68988
7.50%, 07/01/32	3,070	3,506
Pool# C69908
7.00%, 08/01/32	34,697	39,315
Pool# C70211
7.00%, 08/01/32	11,560	13,098
Pool# C71089
7.50%, 09/01/32	10,987	12,584
Pool# G01536
7.00%, 03/01/33	41,189	46,671
Pool# A16419
6.50%, 11/01/33	26,785	29,715
Pool# A16522
6.50%, 12/01/33	163,270	181,129
Pool# A17177
6.50%, 12/01/33	11,054	12,264
Pool# A17262
6.50%, 12/01/33	34,138	37,872
Pool# C01806
7.00%, 01/01/34	26,619	30,162
Pool# A21356
6.50%, 04/01/34	112,518	124,544
Pool# C01851
6.50%, 04/01/34	96,817	107,165
Pool# A22067
6.50%, 05/01/34	174,005	192,604
Pool# A24301
6.50%, 05/01/34	88,837	98,332
Pool# A24988
6.50%, 07/01/34	76,056	84,186
Pool# G01741
6.50%, 10/01/34	73,719	81,967
Pool# G08023
6.50%, 11/01/34	121,873	134,899
Pool# A33137
6.50%, 01/01/35	25,075	27,756
Pool# A31989
6.50%, 04/01/35	43,489	47,893
Pool# G08064
6.50%, 04/01/35	70,616	77,767
Pool# G01947
7.00%, 05/01/35	60,914	69,023
Pool# G01837
5.00%, 07/01/35	8,605,462	9,193,842
Pool# A37135
5.50%, 09/01/35	2,038,571	2,199,691
Pool# A46935
6.50%, 09/01/35	34,482	37,973
Pool# A38255
5.50%, 10/01/35	1,608,739	1,735,887
Pool# A38531
5.50%, 10/01/35	2,042,810	2,204,265
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Freddie Mac Gold Pool (continued)
Pool# G08088
6.50%, 10/01/35	$426,470	$469,655
Pool# A39759
5.50%, 11/01/35	120,153	129,649
Pool# A47682
6.50%, 11/01/35	247,084	272,104
Pool# A40376
5.50%, 12/01/35	98,031	105,779
Pool# A42305
5.50%, 01/01/36	586,617	632,339
Pool# A41548
7.00%, 01/01/36	82,534	92,495
Pool# G08111
5.50%, 02/01/36	2,497,821	2,692,506
Pool# A43672
6.50%, 02/01/36	27,261	29,953
Pool# A48303
7.00%, 02/01/36	29,422	32,882
Pool# A43452
5.50%, 03/01/36	37,084	39,974
Pool# A43861
5.50%, 03/01/36	1,846,346	1,990,254
Pool# A43884
5.50%, 03/01/36	1,524,992	1,645,521
Pool# A43885
5.50%, 03/01/36	1,200,703	1,294,288
Pool# A43886
5.50%, 03/01/36	2,036,980	2,195,746
Pool# A48378
5.50%, 03/01/36	978,814	1,055,104
Pool# G08116
5.50%, 03/01/36	476,828	513,993
Pool# A43534
6.50%, 03/01/36	134,137	147,384
Pool# A48735
5.50%, 05/01/36	186,765	201,322
Pool# G08136
6.50%, 06/01/36	99,081	108,866
Pool# A49960
7.00%, 06/01/36	12,768	14,269
Pool# A53039
6.50%, 10/01/36	216,750	238,156
Pool# A53219
6.50%, 10/01/36	144,982	159,300
Pool# A57803
6.50%, 02/01/37	445,072	489,027
Pool# A64982
6.50%, 08/01/37	389,110	427,052
Pool# A66192
6.50%, 09/01/37	472,161	518,202
Pool# A72132
6.50%, 01/01/38	261,280	286,757
Pool# A74187
6.50%, 02/01/38	143,281	157,177
Pool# G04251
6.50%, 04/01/38	82,752	90,778
Pool# G04473
5.50%, 06/01/38	10,884,136	11,731,854
Pool# A79540
6.50%, 07/01/38	86,489	94,877
Pool# G04569
6.50%, 08/01/38	82,135	90,144
Pool# A81341
6.00%, 09/01/38	9,905,150	10,768,305
Pool# A81998
6.50%, 09/01/38	114,081	125,145
Pool# A82297
6.50%, 10/01/38	240,616	263,952
Pool# A83464
6.50%, 11/01/38	136,148	149,353
Pool# G05232
6.50%, 12/01/38	468,937	514,417
Pool# A84168
6.50%, 01/01/39	102,053	111,951
Pool# A84252
6.50%, 01/01/39	144,736	158,759
Pool# A84287
6.50%, 01/01/39	131,687	144,528
Pool# A84584
6.50%, 02/01/39	142,780	156,628
Pool# A85442
5.00%, 03/01/39	7,756,103	8,271,867
Pool# G05459
5.50%, 05/01/39	8,308,089	8,954,338
Pool# A88133
4.50%, 08/01/39	5,210,780	5,451,245
Pool# A87958
6.00%, 08/01/39	4,003,620	4,352,104
Pool# A91165
5.00%, 02/01/40	22,448,065	23,940,813
Pool# A91538
4.50%, 03/01/40	3,449,015	3,608,179
Freddie Mac Gold Pool TBA
4.50%, 04/01/21	15,900,000	16,836,605
4.00%, 08/15/25	8,000,000	8,360,000
Ginnie Mae
Pool# 655457
6.00%, 05/15/36	72,498	79,617
Pool# 656666
6.00%, 06/15/36	405,646	445,476
Ginnie Mae I Pool
Pool# 279461
9.00%, 11/15/19	1,591	1,833
Pool# 376510
7.00%, 05/15/24	3,913	4,472
Pool# 457801
7.00%, 08/15/28	4,787	5,496
Pool# 486936
6.50%, 02/15/29	4,553	5,127
Pool# 502969
6.00%, 03/15/29	16,496	18,327
Pool# 487053
7.00%, 03/15/29	6,819	7,835
Pool# 781014
6.00%, 04/15/29	12,946	14,383
Pool# 509099
7.00%, 06/15/29	3,254	3,739
Pool# 470643
7.00%, 07/15/29	12,884	14,803
Pool# 434505
7.50%, 08/15/29	708	816
Pool# 416538
7.00%, 10/15/29	1,193	1,371
Pool# 524269
8.00%, 11/15/29	7,158	7,536
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Ginnie Mae I Pool (continued)
Pool# 781124
7.00%, 12/15/29	$25,511	$29,299
Pool# 525561
8.00%, 01/15/30	2,610	3,050
Pool# 507396
7.50%, 09/15/30	69,924	80,682
Pool# 531352
7.50%, 09/15/30	6,765	7,805
Pool# 536334
7.50%, 10/15/30	822	948
Pool# 540659
7.00%, 01/15/31	795	914
Pool# 486019
7.50%, 01/15/31	2,159	2,496
Pool# 535388
7.50%, 01/15/31	2,835	3,278
Pool# 537406
7.50%, 02/15/31	1,308	1,512
Pool# 528589
6.50%, 03/15/31	61,953	69,677
Pool# 508473
7.50%, 04/15/31	10,426	12,057
Pool# 544470
8.00%, 04/15/31	2,988	3,154
Pool# 781287
7.00%, 05/15/31	13,897	15,976
Pool# 549742
7.00%, 07/15/31	4,801	5,522
Pool# 781319
7.00%, 07/15/31	4,325	4,974
Pool# 485879
7.00%, 08/15/31	15,292	17,588
Pool# 572554
6.50%, 09/15/31	123,502	138,900
Pool# 555125
7.00%, 09/15/31	2,481	2,854
Pool# 781328
7.00%, 09/15/31	13,125	15,088
Pool# 550991
6.50%, 10/15/31	3,887	4,372
Pool# 571267
7.00%, 10/15/31	1,341	1,542
Pool# 574837
7.50%, 11/15/31	2,258	2,610
Pool# 555171
6.50%, 12/15/31	1,660	1,867
Pool# 781380
7.50%, 12/15/31	3,942	4,550
Pool# 781481
7.50%, 01/15/32	20,776	23,969
Pool# 580972
6.50%, 02/15/32	3,176	3,554
Pool# 781401
7.50%, 02/15/32	11,094	13,146
Pool# 781916
6.50%, 03/15/32	256,995	293,165
Pool# 552474
7.00%, 03/15/32	9,106	10,459
Pool# 781478
7.50%, 03/15/32	7,054	8,407
Pool# 781429
8.00%, 03/15/32	11,083	13,030
Pool# 781431
7.00%, 04/15/32	47,448	54,568
Pool# 568715
7.00%, 05/15/32	38,079	43,738
Pool# 552616
7.00%, 06/15/32	55,173	63,374
Pool# 570022
7.00%, 07/15/32	70,184	80,615
Pool# 583645
8.00%, 07/15/32	5,236	6,133
Pool# 595077
6.00%, 10/15/32	34,088	37,871
Pool# 596657
7.00%, 10/15/32	4,772	5,481
Pool# 552903
6.50%, 11/15/32	241,482	270,231
Pool# 552952
6.00%, 12/15/32	34,251	38,053
Pool# 588192
6.00%, 02/15/33	17,248	19,119
Pool# 602102
6.00%, 02/15/33	22,169	24,575
Pool# 553144
5.50%, 04/15/33	143,675	157,311
Pool# 604243
6.00%, 04/15/33	68,889	76,363
Pool# 611526
6.00%, 05/15/33	22,412	24,844
Pool# 631924
6.00%, 05/15/33	65,093	72,156
Pool# 553320
6.00%, 06/15/33	78,427	86,937
Pool# 572733
6.00%, 07/15/33	8,106	8,985
Pool# 573916
6.00%, 11/15/33	59,207	65,631
Pool# 604788
6.50%, 11/15/33	164,201	183,339
Pool# 604875
6.00%, 12/15/33	143,270	158,815
Pool# 781688
6.00%, 12/15/33	148,624	164,936
Pool# 781690
6.00%, 12/15/33	63,120	70,087
Pool# 781699
7.00%, 12/15/33	24,340	27,994
Pool# 621856
6.00%, 01/15/34	40,816	45,092
Pool# 564799
6.00%, 03/15/34	341,652	377,441
Pool# 630038
6.50%, 08/15/34	120,737	134,582
Pool# 781804
6.00%, 09/15/34	205,959	227,727
Pool# 781847
6.00%, 12/15/34	188,013	207,865
Pool# 486921
5.50%, 02/15/35	76,081	83,112
Pool# 781902
6.00%, 02/15/35	162,347	179,000
Pool# 649454
5.50%, 09/15/35	797,324	871,004
Pool# 649510
5.50%, 10/15/35	1,164,542	1,272,156
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Mortgage Backed Agencies (continued)

	Principal	Market
	Amount	Value

Ginnie Mae I Pool (continued)
Pool# 649513
5.50%, 10/15/35	$1,742,453	$1,903,471
Pool# 652207
5.50%, 03/15/36	1,299,660	1,417,729
Pool# 652539
5.00%, 05/15/36	117,409	126,727
Pool# 655519
5.00%, 05/15/36	124,805	134,710
Pool# 606308
5.50%, 05/15/36	226,572	247,155
Pool# 606314
5.50%, 05/15/36	103,824	113,256
Pool# 657912
6.50%, 08/15/36	58,415	64,566
Pool# 704630
5.50%, 07/15/39	328,614	357,748
Pool# 722292
5.00%, 09/15/39	5,066,982	5,462,757
Ginnie Mae I pool TBA 6.00%, 08/15/40	7,400,000	8,096,059
Ginnie Mae I Pool TBA 4.50%, 08/15/40	3,000,000	3,163,125
Ginnie Mae II pool
Pool# G23851
5.50%, 05/20/36	4,618,592	5,034,217
Pool# G24747
5.00%, 07/20/40	3,400,000	3,659,280

Total U.S. Government Mortgage Backed Agencies (cost $379,164,588)		394,059,577

Sovereign Bonds 2.9%

	Principal	Market
	Amount	Value

BRAZIL 0.4%
Brazilian Government International Bond
10.50%, 07/14/14	2,250,000	2,908,125
7.13%, 01/20/37	1,345,000	1,667,800

		4,575,925

CANADA 0.6%
Canada Government International Bond, 2.38%, 09/10/14	2,145,000	2,236,326
Province of British Columbia Canada, 4.30%, 05/30/13	111,000	120,891
Province of Manitoba Canada, 5.00%, 02/15/12	275,000	292,299
Province of Nova Scotia Canada, 5.13%, 01/26/17	615,000	703,202
Province of Ontario Canada
4.38%, 02/15/13	297,000	321,480
4.10%, 06/16/14	1,845,000	2,013,258
4.50%, 02/03/15	463,000	511,559
4.75%, 01/19/16	205,000	230,769
Province of Quebec Canada
4.60%, 05/26/15	246,000	273,793
7.50%, 09/15/29(b)	402,000	555,044

		7,258,621

CHILE 0.0%†
Chile Government International Bond, 5.50%, 01/15/13	123,000	133,394

CHINA 0.0%†
China Government International Bond, 4.75%, 10/29/13	205,000	224,438

ITALY 0.2%
Italian Republic
4.38%, 06/15/13(b)	390,000	407,821
4.50%, 01/21/15(b)	652,000	680,174
4.75%, 01/25/16	287,000	303,310
6.88%, 09/27/23	174,000	205,017
5.38%, 06/15/33	584,000	576,244

		2,172,566

MEXICO 0.2%
Mexico Government International Bond
6.38%, 01/16/13	1,120,000	1,234,800
6.75%, 09/27/34	1,223,000	1,455,370

		2,690,170

PERU 0.1%
Peru Government International Bond, 7.13%, 03/30/19	1,370,000	1,675,510

POLAND 0.0%†
Poland Government International Bond, 5.00%, 10/19/15	156,000	165,750

SOUTH AFRICA 0.0%†
South Africa Government International Bond, 6.50%, 06/02/14	144,000	162,360

SOUTH KOREA 0.1%
Republic of Korea, 4.25%, 06/01/13	942,000	991,041

SUPRANATIONAL 0.9%
Asian Development Bank, 2.63%, 02/09/15(b)	2,765,000	2,877,264
Corp. Andina de Fomento, 6.88%, 03/15/12	164,000	176,456
European Investment Bank
4.25%, 07/15/13	2,500,000	2,729,647
3.00%, 04/08/14	905,000	949,569
4.63%, 05/15/14	630,000	698,038
4.63%, 10/20/15	1,675,000	1,865,431
5.13%, 09/13/16	250,000	285,783
Inter-American Development Bank
5.13%, 09/13/16	65,000	75,512
6.80%, 10/15/25	287,000	360,946
International Bank for Reconstruction & Development, 7.63%, 01/19/23	677,000	947,657

		10,966,303

SWEDEN 0.4%
Svensk Exportkredit AB, 4.88%, 09/29/11	4,101,000	4,306,755

Total Sovereign Bonds (cost $33,282,233)		35,322,833

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Government Sponsored & Agency Obligations 6.6%

	Principal	Market
	Amount	Value

Federal Farm Credit Bank 4.88%, 01/17/17	$375,000	$427,249
Federal Home Loan Banks
0.88%, 08/22/12	6,000,000	6,019,782
4.00%, 09/06/13(b)	3,055,000	3,325,963
3.63%, 10/18/13	3,500,000	3,787,375
4.88%, 05/17/17(b)	605,000	699,319
5.25%, 06/05/17	4,900,000	5,710,710
Federal Home Loan Mortgage Corp.
5.13%, 07/15/12	4,234,000	4,608,489
4.13%, 12/21/12(b)	2,740,000	2,951,725
4.88%, 11/15/13	5,292,000	5,945,477
3.75%, 03/27/19(b)	1,475,000	1,560,959
6.75%, 09/15/29(b)	388,000	512,384
6.25%, 07/15/32	865,000	1,108,880
Federal National Mortgage Association
5.38%, 11/15/11	2,434,000	2,588,564
1.75%, 08/10/12(b)	4,490,000	4,586,144
1.50%, 06/26/13(b)	5,840,000	5,930,952
1.25%, 08/20/13(b)	6,500,000	6,543,693
2.50%, 05/15/14(b)	2,280,000	2,374,853
3.00%, 09/16/14(b)	3,775,000	4,002,670
4.63%, 10/15/14	1,236,000	1,391,986
5.00%, 04/15/15(b)	1,132,000	1,302,436
4.38%, 10/15/15	82,000	92,137
5.38%, 06/12/17	7,505,000	8,875,984
6.25%, 05/15/29	750,000	940,548
Financing Corp. (FICO) 9.80%, 11/30/17	12,000	17,638
Tennessee Valley Authority
6.25%, 12/15/17	35,000	42,991
4.50%, 04/01/18	3,365,000	3,757,480

Total U.S. Government Sponsored & Agency Obligations (cost $74,556,314)		79,106,388

U.S. Treasury Bonds 4.4%

	Principal	Market
	Amount	Value

U.S. Treasury Bond
3.50%, 02/15/39(b)	$515,000	$472,915
4.25%, 05/15/39	3,095,000	3,238,144
4.38%, 11/15/39	8,080,000	8,627,921
4.38%, 05/15/40	1,300,000	1,389,583
4.50%, 02/15/36(b)	2,610,000	2,861,620
4.50%, 05/15/38(b)	2,370,000	2,587,744
4.50%, 08/15/39	1,285,000	1,399,847
4.63%, 02/15/40(b)	5,340,000	5,938,245
5.00%, 05/15/37	215,000	254,271
6.25%, 08/15/23	5,869,000	7,649,877
6.38%, 08/15/27	6,870,000	9,298,119
6.88%, 08/15/25	633,000	883,035
8.00%, 11/15/21	2,655,000	3,880,864
8.13%, 08/15/19	1,500,000	2,149,101
8.50%, 02/15/20	1,700,000	2,506,835

Total U.S. Treasury Bonds (cost $49,427,042)		53,138,121

U.S. Treasury Notes 27.4%

	Principal	Market
	Amount	Value

U.S. Treasury Note
0.63%, 06/30/12	$3,000,000	$3,005,160
0.88%, 02/29/12(b)	7,685,000	7,736,028
1.00%, 09/30/11	5,010,000	5,046,793
1.00%, 04/30/12	12,280,000	12,387,450
1.13%, 12/15/12(b)	18,000,000	18,195,462
1.38%, 05/15/12	5,500,000	5,585,294
1.38%, 09/15/12(b)	19,585,000	19,909,367
1.38%, 02/15/13(b)	21,420,000	21,778,121
1.50%, 12/31/13	7,000,000	7,123,046
1.75%, 08/15/12(b)	9,756,000	9,993,042
1.75%, 03/31/14(b)	3,345,000	3,426,274
1.75%, 07/31/15	4,800,000	4,835,232
1.88%, 06/15/12(b)	6,005,000	6,157,473
1.88%, 02/28/14	4,000,000	4,117,500
1.88%, 04/30/14(b)	7,475,000	7,685,234
1.88%, 06/30/15(b)	5,900,000	5,987,119
2.13%, 11/30/14(b)	3,520,000	3,634,400
2.25%, 05/31/14(b)	8,490,000	8,846,843
2.38%, 08/31/14(b)	5,570,000	5,818,472
2.38%, 09/30/14(b)	9,535,000	9,958,859
2.38%, 02/28/15	1,990,000	2,073,182
2.50%, 03/31/15(b)	18,000,000	18,842,400
2.50%, 06/30/17(b)	7,450,000	7,552,438
2.63%, 04/30/16(b)	3,055,000	3,171,949
2.75%, 05/31/17	4,335,000	4,465,050
2.75%, 02/15/19	5,305,000	5,341,472
3.00%, 09/30/16(b)	1,325,000	1,395,805
3.00%, 02/28/17	1,845,000	1,932,638
3.25%, 12/31/16(b)	9,325,000	9,922,378
3.38%, 11/15/19(b)	9,370,000	9,768,225
3.50%, 05/15/20(b)	2,000,000	2,100,320
3.63%, 12/31/12	2,960,000	3,176,681
3.63%, 08/15/19(b)	17,995,000	19,181,554
3.63%, 02/15/20	7,620,000	8,088,508
3.88%, 10/31/12	3,365,000	3,616,059
4.00%, 02/15/15	1,400,000	1,557,500
4.13%, 05/15/15(b)	1,533,000	1,717,438
4.25%, 09/30/12	2,585,000	2,790,994
4.25%, 11/15/17(b)	12,415,000	14,064,842
4.50%, 09/30/11(b)	16,030,000	16,798,318
4.50%, 05/15/17	3,595,000	4,119,363
4.63%, 02/29/12	7,134,000	7,603,003
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
U.S. Treasury Notes (continued)

	Principal	Market
	Amount	Value

U.S. Treasury Note (continued)
4.63%, 02/15/17	$3,060,000	$3,521,629
4.75%, 05/31/12	3,535,000	3,808,411
4.88%, 08/15/16	1,833,000	2,136,448

Total U.S. Treasury Notes (cost $318,151,253)		329,973,774

Yankee Dollars 0.7%

	Principal	Market
	Amount	Value

Chemicals 0.0%†
Potash Corp of Saskatchewan, Inc.
7.75%, 05/31/11	$29,000	$30,693
4.88%, 03/01/13	115,000	124,539
5.88%, 12/01/36	375,000	401,106

		556,338

Commercial Banks 0.0%†
Westpac Banking Corp.
2.10%, 08/02/13	250,000	251,776
4.63%, 06/01/18	103,000	103,115

		354,891

Diversified Financial Services 0.1%
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	760,000	886,713

Electric Utilities 0.0%†
Hydro Quebec
8.40%, 01/15/22	153,000	213,704
8.88%, 03/01/26	109,000	154,663

		368,367

Energy Equipment & Services 0.1%
EnCana Corp.
4.75%, 10/15/13	236,000	255,501
6.50%, 08/15/34	250,000	283,943
Weatherford International Ltd., 5.50%, 02/15/16	51,000	54,544

		593,988

Gas Utilities 0.1%
Enbridge, Inc., 5.60%, 04/01/17	750,000	857,767

Metals & Mining 0.0%†
BHP Billiton Finance USA Ltd., 6.42%, 03/01/26	55,000	63,652
Rio Tinto Alcan, Inc.
6.45%, 03/15/11	31,000	32,004
4.50%, 05/15/13	158,000	168,408
Vale Inco Ltd., 7.75%, 05/15/12	123,000	134,658
Xstrata Canada Corp., 6.20%, 06/15/35	123,000	122,110

		520,832

Oil, Gas & Consumable Fuels 0.3%
Burlington Resources Finance Co.
6.40%, 08/15/11	86,000	90,929
6.50%, 12/01/11	144,000	154,330
Canadian Natural Resources Ltd., 4.90%, 12/01/14	195,000	213,253
Nexen, Inc.
5.05%, 11/20/13	105,000	113,500
5.20%, 03/10/15	250,000	274,057
5.88%, 03/10/35	92,000	92,808
6.40%, 05/15/37	250,000	273,238
Petro-Canada, 5.95%, 05/15/35	189,000	199,700
Statoil ASA, 6.80%, 01/15/28	425,000	515,190
Suncor Energy, Inc., 6.10%, 06/01/18	605,000	700,740
Talisman Energy, Inc.
7.25%, 10/15/27	92,000	107,746
5.75%, 05/15/35	250,000	253,388
TransCanada Pipelines Ltd., 5.85%, 03/15/36	500,000	518,458

		3,507,337

Road & Rail 0.1%
Canadian National Railway Co.
4.40%, 03/15/13	515,000	553,479
6.90%, 07/15/28	168,000	204,910
6.20%, 06/01/36	164,000	193,498

		951,887

Total Yankee Dollars (cost $7,788,753)		8,598,120

Mutual Fund 6.8%

		Market
	Shares	Value

Money Market Fund 6.8%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (g)	81,830,860	81,830,860

Total Mutual Fund (cost $81,830,860)		81,830,860

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
Repurchase Agreements 1.4%

	Principal	Market
	Amount	Value
Goldman Sachs & Co., 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $5,718,045, collateralized by U.S. Government Agency Mortgage Securities ranging from 0.00% - 14.00%, maturing 09/15/2010 - 07/20/2060; total market value $5,832,304. (h)	$5,717,945	$5,717,945
Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $11,415,631, collateralized by U.S. Government Agency Mortgage Securities ranging from 3.50% - 6.00%, maturing 05/01/22 - 06/01/40; total market value $11,643,739. (h)	11,415,431	11,415,431

Total Repurchase Agreements (cost $17,133,376)		17,133,376

Total Investments (cost $1,217,599,530) (i) — 106.1%		1,277,580,417

Liabilities in excess of other assets — (6.1)%		(73,203,927)

NET ASSETS — 100.0%		$1,204,376,490

(a)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date represents the actual maturity date.

(b)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $265,564,644, which was collateralized by repurchase agreements with a value of $17,133,376 and $251,670,810, of collateral in the form of U.S. government agency securities, interest rates ranging from 0.00% to 7.50% and maturity dates ranging from 08/01/14 to 01/16/42, a total value of $268,804,186.

(c)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $1,695,514 which represents 0.14% of net assets.

(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at July 31, 2010.

(e)	Variable Rate and Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date reflects the next call date.

(f)	Investment in affiliate.

(g)	Represents 7-day effective yield as of July 31, 2010.

(h)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $17,133,376.

(i)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,218,370,838, tax unrealized appreciation and depreciation were $60,253,619 and $(1,044,040), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

ASA	Stock Corporation

BV	Private Limited Liability Company

FICO	Fair Isaac Corporation

LLC	Limited Liability Company

LP	Limited Partnership

Ltd.	Limited

NA	National Association

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company

SAB de CV	Public Traded Company

SAU	Single Shareholder Corporation

TBA	To Be Announced

UK	United Kingdom

ULC	Unlimited Liability Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Bond Index Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Asset-Backed Securities	$—	$5,814,918	$—	$5,814,918
Commercial Mortgage Backed Securities	—	37,242,327	—	37,242,327
Corporate Bonds	—	228,581,225	—	228,581,225
Municipal Bonds	—	6,778,898	—	6,778,898
Mutual Fund	81,830,860	—	—	81,830,860
Repurchase Agreements	—	17,133,376	—	17,133,376
Sovereign Bonds	—	35,322,833	—	35,322,833
U.S. Government Mortgage Backed Agencies	—	394,059,577	—	394,059,577
U.S. Government Sponsored & Agency Obligations	—	79,106,388	—	79,106,388
U.S. Treasury Bonds	—	53,138,121	—	53,138,121
U.S. Treasury Notes	—	329,973,774	—	329,973,774
Yankee Dollars	—	8,598,120	—	8,598,120

Total	$81,830,860	$1,195,749,557	$—	$1,277,580,417

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks 98.9%

		Market
	Shares	Value

AUSTRALIA 8.2%
Air Freight & Logistics 0.0%†
Toll Holdings Ltd.	103,460	$557,193

Airlines 0.0%†
Qantas Airways Ltd.*	165,561	371,053

Beverages 0.2%
Coca-Cola Amatil Ltd.(a)	81,838	849,475
Foster’s Group Ltd.(a)	288,394	1,505,822

		2,355,297

Biotechnology 0.2%
CSL Ltd.	84,939	2,546,555

Capital Markets 0.1%
Macquarie Group Ltd.(a)	50,164	1,693,540

Chemicals 0.1%
Incitec Pivot Ltd.	242,346	714,713
Orica Ltd.	55,120	1,256,545

		1,971,258

Commercial Banks 2.5%
Australia & New Zealand Banking Group Ltd.(a)	381,107	7,974,210
Bendigo and Adelaide Bank Ltd.(a)	53,424	396,559
Commonwealth Bank of Australia(a)	230,904	11,015,960
National Australia Bank Ltd.	319,117	7,279,258
Westpac Banking Corp.(a)	447,430	9,729,757

		36,395,744

Commercial Services & Supplies 0.1%
Brambles Ltd.	214,762	1,050,729

Construction & Engineering 0.0%†
Leighton Holdings Ltd.(a)	20,114	537,554

Construction Materials 0.0%†
Boral Ltd.	104,384	400,958

Containers & Packaging 0.1%
Amcor Ltd.(a)	182,872	1,087,482

Diversified Financial Services 0.1%
ASX Ltd.(a)	27,067	708,839

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	652,341	1,901,229

Electric Utilities 0.0%†
SP AusNet	238,078	171,939

Energy Equipment & Services 0.1%
WorleyParsons Ltd.(a)	28,781	603,061

Food & Staples Retailing 0.7%
Metcash Ltd.(a)	112,250	451,948
Wesfarmers Ltd.	22,780	643,226
Wesfarmers Ltd.(a)	150,771	4,247,429
Woolworths Ltd.(a)	185,219	4,322,679

		9,665,282

Food Products 0.0%†
Goodman Fielder Ltd.(a)	208,825	252,122

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.(a)	8,229	526,114

Health Care Providers & Services 0.0%†
Sonic Healthcare Ltd.	53,463	499,085

Hotels, Restaurants & Leisure 0.1%
Aristocrat Leisure Ltd.(a)	58,082	178,448
Crown Ltd.	71,892	518,884
TABCORP Holdings Ltd.	92,714	574,920
Tatts Group Ltd.	192,310	426,351

		1,698,603

Industrial Conglomerates 0.0%†
CSR Ltd.(a)	222,653	347,245

Information Technology Services 0.1%
Computershare Ltd.(a)	64,797	593,801

Insurance 0.5%
AMP Ltd.	306,804	1,474,080
AXA Asia Pacific Holdings Ltd.	160,338	788,024
Insurance Australia Group Ltd.(a)	317,245	981,899
QBE Insurance Group Ltd.	155,549	2,351,000
Suncorp-Metway Ltd.(a)	188,376	1,428,583

		7,023,586

Media 0.0%†
Fairfax Media Ltd.(a)	310,922	415,077

Metals & Mining 1.9%
Alumina Ltd.(a)	360,290	507,526
BHP Billiton Ltd.	505,825	18,361,597
BlueScope Steel Ltd.*	273,044	587,542
Fortescue Metals Group Ltd.*(a)	193,349	753,113
MacArthur Coal Ltd.	19,313	219,467
Newcrest Mining Ltd.(a)	72,299	2,148,804
OneSteel Ltd.(a)	194,481	527,360
OZ Minerals Ltd.*	458,145	512,268
Rio Tinto Ltd.(a)	65,241	4,187,432
Sims Metal Management Ltd.	24,535	395,067

		28,200,176

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.	66,780	211,438

Multi-Utilities 0.1%
AGL Energy Ltd.(a)	65,699	879,239

Oil, Gas & Consumable Fuels 0.5%
Caltex Australia Ltd.(a)	20,486	190,335
Dart Energy Ltd.*(a)	42,569	29,077
Energy Resources of Australia Ltd.	8,260	103,211
Origin Energy Ltd.(a)	131,004	1,831,495
Paladin Energy Ltd.*(a)	96,339	336,514
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

AUSTRALIA (continued)
Oil, Gas & Consumable Fuels (continued)
Santos Ltd.	124,498	$1,501,366
Woodside Petroleum Ltd.(a)	82,859	3,128,126

		7,120,124

Real Estate Investment Trusts (REITs) 0.5%
CFS Retail Property Trust	251,960	428,809
Dexus Property Group	689,982	509,667
Goodman Group	981,833	546,870
GPT Group(a)	270,425	700,964
Mirvac Group(a)	458,791	551,489
Stockland	356,424	1,224,474
Westfield Group	333,395	3,687,861

		7,650,134

Real Estate Management & Development 0.0%†
Lend Lease Group	83,585	551,530

Road & Rail 0.1%
Asciano Group*	440,219	675,514

Textiles, Apparel & Luxury Goods 0.0%†
Billabong International Ltd.	29,397	242,505

Transportation Infrastructure 0.1%
Intoll Group	365,815	485,831
MAp Group	120,308	322,825
Transurban Group	191,481	774,769

		1,583,425

		120,487,431

AUSTRIA 0.3%
Commercial Banks 0.1%
Erste Group Bank AG(a)	27,891	1,116,255
Raiffeisen International Bank Holding AG(a)	8,121	368,382

		1,484,637

Diversified Telecommunication Services 0.1%
Telekom Austria AG	48,553	624,544

Electric Utilities 0.0%†
Verbund AG, Class A(a)	11,315	401,434

Insurance 0.0%†
Vienna Insurance Group	5,811	275,569

Metals & Mining 0.0%†
Voestalpine AG(a)	16,507	527,725

Oil, Gas & Consumable Fuels 0.1%
OMV AG	22,618	756,256

Real Estate Investment Trusts (REITs) 0.0%
Immoeast AG*(a)(b)	52,445	0

Real Estate Management & Development 0.0%†
Immofinanz AG*	155,746	512,016

		4,582,181

BELGIUM 0.9%
Beverages 0.4%
Anheuser-Busch InBev NV	108,520	5,748,669
Anheuser-Busch InBev NV VVPR*	47,992	187

		5,748,856

Chemicals 0.1%
Solvay SA	8,926	873,409
Umicore	17,893	603,431

		1,476,840

Commercial Banks 0.1%
Dexia SA*(a)	81,859	400,350
KBC Groep NV*	24,251	1,067,399

		1,467,749

Diversified Financial Services 0.1%
Cie Nationale a Portefeuille	4,323	206,967
Groupe Bruxelles Lambert SA	12,148	943,072

		1,150,039

Diversified Telecommunication Services 0.0%†
Belgacom SA	22,892	821,459

Food & Staples Retailing 0.1%
Colruyt SA	2,262	557,222
Delhaize Group SA	15,103	1,115,065

		1,672,287

Insurance 0.1%
Ageas	339,126	929,145

Pharmaceuticals 0.0%†
UCB SA	15,174	489,338

Wireless Telecommunication Services 0.0%†
Mobistar SA	3,895	224,579

		13,980,292

BERMUDA 0.1%
Energy Equipment & Services 0.1%
Seadrill Ltd.(a)	41,893	968,506

CHINA 0.0%†
Electronic Equipment, Instruments & Components 0.0%†
Foxconn International Holdings Ltd.*(a)	246,604	173,640

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	221,166	236,234

		409,874

CYPRUS 0.0%†
Commercial Banks 0.0%†
Bank of Cyprus Public Co. Ltd.	90,958	488,729

DENMARK 1.0%
Beverages 0.1%
Carlsberg AS, Class B	16,182	1,432,496

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

DENMARK (continued)
Chemicals 0.1%
Novozymes AS, Class B	7,280	$929,205

Commercial Banks 0.1%
Danske Bank AS*	68,488	1,608,403

Electrical Equipment 0.1%
Vestas Wind Systems AS*	30,551	1,482,631

Health Care Equipment & Supplies 0.0%†
Coloplast AS, Class B	3,350	347,733
William Demant Holding*	3,635	266,183

		613,916

Insurance 0.0%†
TrygVesta AS	3,580	217,378

Marine 0.2%
A.P. Moller — Maersk A/S, Class A	85	698,384
A.P. Moller — Maersk A/S, Class B	198	1,668,373

		2,366,757

Pharmaceuticals 0.4%
Novo Nordisk AS, Class B	65,227	5,580,998

Road & Rail 0.0%†
DSV AS	32,630	581,795

		14,813,579

FINLAND 1.1%
Auto Components 0.1%
Nokian Renkaat OYJ(a)	17,130	480,503

Communications Equipment 0.4%
Nokia OYJ	562,282	5,294,888

Diversified Financial Services 0.0%†
Pohjola Bank PLC	20,712	256,993

Diversified Telecommunication Services 0.0%†
Elisa OYJ*	19,993	396,451

Electric Utilities 0.1%
Fortum OYJ	66,831	1,552,789

Food & Staples Retailing 0.0%†
Kesko OYJ, Class B	9,936	385,296

Insurance 0.1%
Sampo OYJ, Class A	63,306	1,546,401

Machinery 0.2%
Kone OYJ, Class B	23,148	1,056,427
Metso OYJ	19,223	757,861
Wartsila OYJ	11,833	623,141

		2,437,429

Media 0.0%†
Sanoma OYJ(a)	12,186	242,298

Metals & Mining 0.1%
Outokumpu OYJ(a)	18,277	303,140
Rautaruukki OYJ	12,646	243,995

		547,135

Oil, Gas & Consumable Fuels 0.0%†
Neste Oil OYJ(a)	19,274	284,297

Paper & Forest Products 0.1%
Stora Enso OYJ, Class R	87,648	709,365
Upm-Kymmene OYJ	77,999	1,131,908

		1,841,273

Pharmaceuticals 0.0%†
Orion OYJ, Class B	13,807	266,562

		15,532,315

FRANCE 9.4%
Aerospace & Defense 0.1%
Safran SA(a)	25,010	674,828
Thales SA	13,484	455,346

		1,130,174

Airlines 0.0%†
Air France-KLM*	20,443	304,945

Auto Components 0.1%
Compagnie Generale des Etablissements Michelin, Class B	22,546	1,715,803

Automobiles 0.1%
PSA Peugeot Citroen*	23,339	692,054
Renault SA*	28,838	1,289,464

		1,981,518

Beverages 0.2%
Pernod-Ricard SA	29,826	2,331,607

Building Products 0.2%
Cie de Saint-Gobain	58,330	2,482,572

Chemicals 0.3%
Air Liquide SA	42,643	4,790,743

Commercial Banks 1.2%
BNP Paribas	142,468	9,738,766
Credit Agricole SA	139,532	1,904,429
Natixis*	129,364	689,131
Societe Generale	94,258	5,413,359

		17,745,685

Commercial Services & Supplies 0.1%
Edenred*(a)	22,382	393,756
Societe BIC SA	4,262	317,149

		710,905

Communications Equipment 0.1%
Alcatel-Lucent*	346,963	1,036,306

Construction & Engineering 0.3%
Bouygues SA(a)	34,860	1,471,251
Eiffage SA(a)	6,456	325,489
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Construction & Engineering (continued)
Vinci SA	65,304	$3,161,186

		4,957,926

Construction Materials 0.1%
Imerys SA	5,692	330,454
Lafarge SA	30,042	1,635,775

		1,966,229

Diversified Financial Services 0.0%†
Eurazeo	4,174	265,653

Diversified Telecommunication Services 0.4%
France Telecom SA	279,880	5,853,860
Iliad SA	2,469	217,430

		6,071,290

Electric Utilities 0.1%
Electricite de France (EDF)	38,838	1,650,247

Electrical Equipment 0.4%
Alstom SA	30,818	1,612,113
Legrand SA	19,790	644,187
Schneider Electric SA	35,642	4,102,356

		6,358,656

Energy Equipment & Services 0.1%
Cie Generale de Geophysique-Veritas*	21,625	417,428
Technip SA	14,735	980,886

		1,398,314

Food & Staples Retailing 0.3%
Carrefour SA	90,737	4,171,621
Casino Guichard Perrachon SA	8,314	724,420

		4,896,041

Food Products 0.3%
Dannone SA	87,322	4,894,833

Health Care Equipment & Supplies 0.2%
BioMerieux	1,772	179,969
Cie Generale d’Optique Essilor International SA	31,098	1,945,089

		2,125,058

Hotels, Restaurants & Leisure 0.1%
Accor SA	22,382	724,161
Sodexo	14,216	895,060

		1,619,221

Information Technology Services 0.1%
Atos Origin SA*	6,809	292,263
Cap Gemini SA	22,785	1,083,140

		1,375,403

Insurance 0.4%
AXA SA	258,921	4,753,777
CNP Assurances	22,396	462,449
SCOR SE	24,990	548,071

		5,764,297

Machinery 0.1%
Vallourec SA	16,742	1,628,258

Media 0.5%
Eutelsat Communications	14,841	548,512
JC Decaux SA*	10,648	273,116
Lagardere SCA	17,796	655,210
M6-Metropole Television	9,773	216,578
PagesJaunes Groupe	18,970	210,112
Publicis Groupe SA	19,300	870,309
Societe Television Francaise 1	17,699	281,448
Vivendi SA	186,013	4,461,551

		7,516,836

Metals & Mining 0.0%†
Eramet(a)	892	246,581

Multiline Retail 0.1%
PPR	11,450	1,532,813

Multi-Utilities 0.6%
GDF Suez	186,993	6,198,502
Suez Environnement Co.	40,612	755,596
Veolia Environnement	53,334	1,415,799

		8,369,897

Office Electronics 0.0%†
Neopost SA(a)	4,701	363,492

Oil, Gas & Consumable Fuels 1.1%
Total SA	318,352	16,070,891

Personal Products 0.3%
L’Oreal SA	35,788	3,751,020

Pharmaceuticals 0.6%
Ipsen SA	4,045	134,331
Sanofi-Aventis SA	158,690	9,225,041

		9,359,372

Professional Services 0.0%†
Bureau Veritas SA	7,445	449,688

Real Estate Investment Trusts (REITs) 0.3%
Fonciere Des Regions REG	3,512	320,563
Gecina SA	2,687	274,868
ICADE	3,600	342,209
Klepierre	13,281	423,829
Unibail-Rodamco SE	13,850	2,730,544

		4,092,013

Software 0.0%†
Dassault Systemes SA(a)	8,925	579,981

Textiles, Apparel & Luxury Goods 0.5%
Christian Dior SA	9,525	1,031,045
Hermes International	7,905	1,354,918
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

FRANCE (continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SA	36,829	$4,487,946

		6,873,909

Transportation Infrastructure 0.1%
Aeroports de Paris	4,301	316,720
Groupe Eurotunnel SA REG(a)	69,623	511,747

		828,467

		139,236,644

GERMANY 7.3%
Air Freight & Logistics 0.2%
Deutsche Post AG REG	127,577	2,222,916

Airlines 0.0%†
Deutsche Lufthansa AG REG*	34,355	560,284

Auto Components 0.0%†
Continental AG*	7,540	481,215

Automobiles 0.7%
Bayerische Motoren Werke AG	49,924	2,687,197
Daimler AG REG*	135,367	7,312,792
Volkswagen AG	4,731	448,687

		10,448,676

Capital Markets 0.4%
Deutsche Bank AG REG(a)	92,997	6,493,624

Chemicals 0.9%
BASF SE	138,112	8,076,068
K+S AG	21,425	1,140,692
Linde AG	25,299	2,974,456
Wacker Chemie AG	2,359	379,266

		12,570,482

Commercial Banks 0.1%
Commerzbank AG*(a)	108,757	984,525
Deutsche Postbank AG*	13,196	421,618

		1,406,143

Construction & Engineering 0.0%†
Hochtief AG	7,078	459,228

Construction Materials 0.1%
HeidelbergCement AG	21,300	1,074,804

Diversified Financial Services 0.1%
Deutsche Boerse AG	29,225	2,047,777

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG REG	425,114	5,714,883

Electric Utilities 0.6%
E.ON AG	270,654	8,095,297

Food & Staples Retailing 0.1%
Metro AG	19,470	1,081,536

Food Products 0.0%†
Suedzucker AG	10,710	206,618

Health Care Equipment & Supplies 0.0%†
Fresenius SE	4,202	293,885

Health Care Providers & Services 0.1%
Celesio AG	11,507	268,944
Fresenius Medical Care AG & Co. KGaA	29,620	1,624,657

		1,893,601

Hotels, Restaurants & Leisure 0.0%†
TUI AG*	20,871	220,430

Household Products 0.1%
Henkel AG & Co. KGaA	19,465	807,376

Industrial Conglomerates 0.8%
Siemens AG REG	124,144	12,143,811

Insurance 0.9%
Allianz SE REG	68,224	7,922,835
Hannover Rueckversicherung AG REG	9,091	435,056
Muenchener Rueckversicherungs AG REG	29,533	4,098,110

		12,456,001

Internet Software & Services 0.0%†
United Internet AG REG	19,578	242,778

Machinery 0.1%
GEA Group AG	26,119	592,822
MAN SE	15,808	1,472,012

		2,064,834

Metals & Mining 0.1%
Salzgitter AG	6,475	433,725
ThyssenKrupp AG	50,108	1,492,577

		1,926,302

Multi-Utilities 0.3%
RWE AG	63,294	4,470,356

Personal Products 0.1%
Beiersdorf AG	15,148	897,188

Pharmaceuticals 0.6%
Bayer AG	124,237	7,151,451
Merck KGaA	9,439	841,193

		7,992,644

Semiconductors & Semiconductor Equipment 0.1%
Infineon Technologies AG*	169,604	1,147,772

Software 0.4%
SAP AG(a)	128,640	5,876,884

Textiles, Apparel & Luxury Goods 0.1%
Adidas AG	31,767	1,723,133
Puma AG Rudolf Dassler Sport	796	233,146

		1,956,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

GERMANY (continued)
Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	5,672	$294,861

		107,548,485

GREECE 0.3%
Beverages 0.1%
Coca Cola Hellenic Bottling Co. SA	26,925	634,964

Commercial Banks 0.2%
Alpha Bank A.E.*	78,653	597,677
EFG Eurobank Ergasias SA*	48,706	374,967
National Bank of Greece SA*	91,530	1,336,547
Piraeus Bank SA*	54,473	360,398

		2,669,589

Diversified Telecommunication Services 0.0%†
Hellenic Telecommunications Organization SA	36,954	301,347

Electric Utilities 0.0%†
Public Power Corp. SA	17,491	278,269

Hotels, Restaurants & Leisure 0.0%†
OPAP SA	33,670	498,334

		4,382,503

GUERNSEY, CHANNEL ISLANDS 0.0%†
Insurance 0.0%†
Resolution Ltd.	1	3

HONG KONG 2.4%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	176,000	392,436

Commercial Banks 0.3%
Bank of East Asia Ltd.	227,350	894,397
BOC Hong Kong Holdings Ltd.	559,100	1,437,582
Hang Seng Bank Ltd.	114,500	1,587,155
Wing Hang Bank Ltd.	29,000	313,526

		4,232,660

Distributors 0.1%
Li & Fung Ltd.	347,600	1,599,500

Diversified Financial Services 0.2%
Hong Kong Exchanges and Clearing Ltd.	156,000	2,569,117

Diversified Telecommunication Services 0.0%†
PCCW Ltd.	558,000	171,663

Electric Utilities 0.3%
Cheung Kong Infrastructure Holdings Ltd.	77,500	290,453
CLP Holdings Ltd.	294,000	2,172,516
Hongkong Electric Holdings Ltd.	210,300	1,273,885

		3,736,854

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	652,669	1,632,178

Hotels, Restaurants & Leisure 0.0%†
Shangri-La Asia Ltd.	184,000	373,086

Industrial Conglomerates 0.2%
Hutchison Whampoa Ltd.(a)	319,500	2,114,032
NWS Holdings Ltd.	125,000	233,967

		2,347,999

Marine 0.0%†
Orient Overseas International Ltd.*	33,938	265,392

Media 0.0%†
Television Broadcasts Ltd.	43,000	199,536

Multiline Retail 0.0%†
Lifestyle International Holdings Ltd.	97,693	203,576

Oil, Gas & Consumable Fuels 0.0%†
Mongolia Energy Co. Ltd.*	495,175	187,204

Real Estate Investment Trusts (REITs) 0.1%
Link REIT (The)	339,051	881,284

Real Estate Management & Development 0.9%
Cheung Kong Holdings Ltd.	211,000	2,550,678
Hang Lung Group Ltd.	120,000	704,802
Hang Lung Properties Ltd.	310,000	1,295,553
Henderson Land Development Co. Ltd.	160,800	1,001,289
Hopewell Holdings Ltd.	90,569	286,308
Hysan Development Co. Ltd.	95,673	297,846
Kerry Properties Ltd.	107,000	540,222
New World Development Ltd.	393,679	704,949
Sino Land Co. Ltd.	264,000	500,078
Sun Hung Kai Properties Ltd.	211,700	3,114,792
Swire Pacific Ltd., Class A	115,000	1,399,801
Wharf Holdings Ltd.	206,337	1,130,435
Wheelock & Co. Ltd.	142,000	442,912

		13,969,665

Road & Rail 0.1%
MTR Corp.	212,214	746,293

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	27,300	249,626

Specialty Retail 0.1%
Esprit Holdings Ltd.	172,555	1,084,419

Textiles, Apparel & Luxury Goods 0.0%†
Yue Yuen Industrial Holdings Ltd.(a)	114,500	372,503

Trading Companies & Distributors 0.0%†
Noble Group Ltd.	449,014	546,609

		35,761,600

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

IRELAND 0.7%
Airlines 0.0%†
Ryanair Holdings PLC*	42,663	$213,672

Commercial Banks 0.0%†
Anglo Irish Bank Corp. Ltd.*(b)	122,522	0
Governor & Co. of the Bank of Ireland (The)*	511,899	557,216

		557,216

Construction Materials 0.2%
CRH PLC	106,899	2,228,636
James Hardie Industries SE*	63,452	374,930

		2,603,566

Food Products 0.1%
Kerry Group PLC, Class A	20,987	667,321

Media 0.1%
WPP PLC	187,746	1,996,465

Pharmaceuticals 0.2%
Elan Corp. PLC*	76,306	360,763
Shire PLC	84,323	1,928,731

		2,289,494

Professional Services 0.1%
Experian PLC	156,083	1,537,509

		9,865,243

ISRAEL 0.8%
Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,515	193,770

Chemicals 0.1%
Israel Chemicals Ltd.	66,605	820,373
Israel Corp. Ltd. (The)*	350	262,050
Makhteshim-Agan Industries Ltd.	36,412	127,663

		1,210,086

Commercial Banks 0.1%
Bank Hapoalim BM*	149,081	601,682
Bank Leumi Le-Israel BM*	177,176	752,020
Israel Discount Bank Ltd., Class A*	81,980	149,487
Mizrahi Tefahot Bank Ltd.*	18,610	153,184

		1,656,373

Diversified Telecommunication Services 0.1%
Bezeq Israeli Telecommunication Corp. Ltd.	260,128	574,594

Electrical Equipment 0.0%†
Ormat Industries	9,209	69,910

Industrial Conglomerates 0.0%†
Delek Group Ltd.	608	141,263
Discount Investment Corp. REG	3,951	74,825

		216,088

Pharmaceuticals 0.5%
Teva Pharmaceutical Industries Ltd.	139,357	6,895,799

Software 0.0%†
NICE Systems Ltd.*	9,335	267,953

Wireless Telecommunication Services 0.0%†
Cellcom Israel Ltd.	7,491	205,954
Partner Communications Co. Ltd.	12,864	213,649

		419,603

		11,504,176

ITALY 2.9%
Aerospace & Defense 0.0%†
Finmeccanica SpA	61,020	669,859

Auto Components 0.0%†
Pirelli & C SpA	35,847	250,501

Automobiles 0.1%
Fiat SpA	115,825	1,483,397

Capital Markets 0.1%
Mediobanca SpA*	75,144	674,234

Commercial Banks 0.9%
Banca Carige SpA	89,227	200,580
Banca Monte dei Paschi di Siena SpA*	331,229	434,667
Banca Popolare di Milano Scarl	59,436	314,406
Banco Popolare Societa Cooperativa	95,965	610,546
Intesa Sanpaolo SpA	1,160,905	3,831,615
Intesa Sanpaolo SpA	152,066	394,388
UniCredit SpA	2,310,647	6,462,287
Unione di Banche Italiane ScpA	93,594	1,003,861

		13,252,350

Diversified Financial Services 0.0%†
Exor SpA	9,529	190,096
Diversified Telecommunication Services 0.2%
Telecom Italia SpA	1,402,318	1,784,790
Telecom Italia SpA — RSP	908,511	944,247

		2,729,037

Electric Utilities 0.4%
Enel SpA	990,867	4,857,744
Terna Rete Elettrica Nazionale SpA	205,513	854,199

		5,711,943

Electrical Equipment 0.0%†
Prysmian SpA	27,310	461,567

Energy Equipment & Services 0.1%
Saipem SpA	40,898	1,469,237

Food Products 0.0%†
Parmalat SpA	266,330	644,535

Gas Utilities 0.1%
Snam Rete Gas SpA	214,710	1,007,284

Hotels, Restaurants & Leisure 0.0%†
Autogrill SpA*	15,333	189,681

Insurance 0.3%
Assicurazioni Generali SpA	175,252	3,522,871
Mediolanum SpA(a)	35,536	156,644

		3,679,515

Media 0.1%
Mediaset SpA	106,512	684,524

Multi-Utilities 0.0%†
A2A SpA(a)	167,378	251,036

Oil, Gas & Consumable Fuels 0.5%
ENI SpA	390,896	7,987,877

Textiles, Apparel & Luxury Goods 0.0%†
Luxottica Group SpA	17,465	454,095

Transportation Infrastructure 0.1%
Atlantia SpA	36,030	705,416

		42,496,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN 22.0%
Air Freight & Logistics 0.1%
Yamato Holdings Co. Ltd.	58,600	$726,390

Airlines 0.0%†
All Nippon Airways Co. Ltd.*	124,000	419,198

Auto Components 0.5%
Aisin Seiki Co., Ltd.	28,300	787,503
Bridgestone Corp.	98,300	1,756,349
Denso Corp.	73,600	2,107,343
Koito Manufacturing Co. Ltd.	16,000	232,829
NGK Spark Plug Co., Ltd.	24,000	309,144
NHK Spring Co. Ltd.	22,000	201,954
NOK Corp.	14,600	238,590
Stanley Electric Co. Ltd.	20,800	359,438
Sumitomo Rubber Industries, Ltd.	25,900	255,990
Toyoda Gosei Co. Ltd.	10,100	252,022
Toyota Boshoku Corp.(a)	11,400	180,029
Toyota Industries Corp.	26,500	712,612

		7,393,803

Automobiles 2.0%
Daihatsu Motor Co. Ltd.	29,000	341,158
Fuji Heavy Industries Ltd.*	92,000	505,490
Honda Motor Co. Ltd.	248,000	7,846,338
Isuzu Motors Ltd.	176,000	516,871
Mazda Motor Corp.	227,300	548,930
Mitsubishi Motors Corp.*(a)	583,000	758,775
Nissan Motor Co., Ltd.*	372,700	2,853,513
Suzuki Motor Corp.	48,800	1,021,440
Toyota Motor Corp.	415,500	14,585,679
Yamaha Motor Co. Ltd.*	39,300	507,852

		29,486,046

Beverages 0.2%
Asahi Breweries Ltd.	58,100	1,028,420
Coca-Cola West Co. Ltd.	8,900	161,172
Ito En Ltd.	9,700	152,296
Kirin Holdings Co. Ltd.	127,000	1,692,417
Sapporo Holdings Ltd.	41,000	196,974

		3,231,279

Building Products 0.3%
Asahi Glass Co. Ltd.	153,600	1,564,276
Daikin Industries Ltd.	34,600	1,284,353
JS Group Corp.	36,900	743,601
Nippon Sheet Glass Co. Ltd.	101,000	248,263
TOTO Ltd.	42,200	287,771

		4,128,264

Capital Markets 0.3%
Daiwa Securities Group, Inc.	250,200	1,081,777
JAFCO Co. Ltd.	5,600	132,140
Matsui Securities Co. Ltd.(a)	20,300	119,734
Mizuho Securities Co. Ltd.	85,700	194,424
Nomura Holdings, Inc.	535,800	3,012,966
SBI Holdings, Inc.	2,872	381,033

		4,922,074

Chemicals 0.9%
Air Water, Inc.	23,000	249,949
Asahi Kasei Corp.	195,200	1,019,612
Daicel Chemical Industries Ltd.	38,000	268,579
Denki Kagaku Kogyo KK	73,000	367,625
Hitachi Chemical Co. Ltd.	15,700	311,752
JSR Corp.	26,400	460,414
Kaneka Corp.	43,500	268,640
Kansai Paint Co. Ltd.	30,000	254,763
Kuraray Co. Ltd.	52,000	650,570
Mitsubishi Chemical Holdings Corp.	181,000	931,601
Mitsubishi Gas Chemical Co., Inc.	60,000	336,120
Mitsui Chemicals, Inc.	130,100	384,679
Nissan Chemical Industries Ltd.	20,000	237,232
Nitto Denko Corp.	24,710	854,879
Shin-Etsu Chemical Co. Ltd.	62,300	3,095,448
Showa Denko KK	214,000	422,854
Sumitomo Chemical Co. Ltd.	232,200	1,005,530
Taiyo Nippon Sanso Corp.	37,000	322,935
Teijin Ltd.	141,800	450,498
Tokuyama Corp.	48,000	240,324
Toray Industries, Inc.	213,300	1,142,018
Tosoh Corp.(a)	78,000	208,326
Ube Industries Ltd.	154,000	384,733

		13,869,081

Commercial Banks 2.1%
77 Bank Ltd. (The)	54,300	287,792
Aozora Bank Ltd.	97,000	128,575
Bank of Kyoto Ltd. (The)	49,000	408,186
Bank of Yokohama Ltd. (The)	180,000	828,381
Chiba Bank Ltd. (The)	112,300	685,299
Chugoku Bank Ltd. (The)	25,000	290,993
Chuo Mitsui Trust Holdings, Inc.	145,400	514,769
Fukuoka Financial Group, Inc.	113,600	472,306
Gunma Bank Ltd. (The)	60,000	321,558
Hachijuni Bank Ltd. (The)	69,000	394,028
Hiroshima Bank Ltd. (The)	77,000	302,491
Hokuhoku Financial Group, Inc.	195,900	346,046
Iyo Bank Ltd. (The)	40,000	354,080
Joyo Bank Ltd. (The)	103,000	416,076
Mitsubishi UFJ Financial Group, Inc.	1,914,484	9,484,324
Mizuho Financial Group, Inc.	3,032,783	4,916,286
Mizuho Trust & Banking Co. Ltd.*	230,000	193,701
Nishi-Nippon City Bank Ltd. (The)	102,000	296,275
Resona Holdings, Inc.	91,201	998,130
Sapporo Hokuyo Holdings, Inc.	48,500	229,743
Senshu Ikeda Holdings, Inc.(a)	83,390	122,090
Seven Bank Ltd.	93	170,981
Shinsei Bank Ltd.*(a)	158,000	145,340
Shizuoka Bank Ltd. (The)	89,000	739,516
Sumitomo Mitsui Financial Group, Inc.	202,705	6,247,212
Sumitomo Trust & Banking Co. Ltd. (The)	213,000	1,178,764
Suruga Bank Ltd.	31,000	278,841
Yamaguchi Financial Group, Inc.	32,000	298,938

		31,050,721

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	82,700	$998,217
Nissha Printing Co. Ltd.(a)	5,400	146,265
Secom Co. Ltd.	31,900	1,465,453
Toppan Printing Co. Ltd.	82,000	674,805

		3,284,740

Computers & Peripherals 0.4%
Fujitsu Ltd.	282,100	1,999,160
NEC Corp.	390,000	1,050,932
Seiko Epson Corp.	20,200	264,737
Toshiba Corp.*	600,700	3,142,462

		6,457,291

Construction & Engineering 0.2%
Chiyoda Corp.	26,000	186,877
JGC Corp.	32,000	527,487
Kajima Corp.	124,800	296,324
Kinden Corp.	20,000	180,275
Obayashi Corp.	101,500	432,311
Shimizu Corp.	87,000	327,988
Taisei Corp.	144,000	287,513

		2,238,775

Construction Materials 0.0%†
Taiheiyo Cement Corp.*	140,000	189,645

Consumer Finance 0.1%
Acom Co. Ltd.	7,940	137,645
Aeon Credit Service Co. Ltd.	13,400	133,944
Credit Saison Co. Ltd.	23,100	292,791
ORIX Corp.	15,690	1,231,913

		1,796,293

Containers & Packaging 0.0%†
Toyo Seikan Kaisha Ltd.	22,300	358,109

Distributors 0.0%†
Canon Marketing Japan, Inc.	10,300	139,868

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	10,900	481,635

Diversified Financial Services 0.0%†
Mitsubishi UFJ Lease & Finance Co. Ltd.	9,230	323,886

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	77,854	3,238,092

Electric Utilities 1.1%
Chubu Electric Power Co., Inc.	99,700	2,468,400
Chugoku Electric Power Co., Inc. (The)	45,100	933,939
Hokkaido Electric Power Co., Inc.	26,900	576,082
Hokuriku Electric Power Co.	28,300	626,289
Kansai Electric Power Co., Inc. (The)	114,700	2,777,740
Kyushu Electric Power Co., Inc.	56,300	1,272,554
Shikoku Electric Power Co., Inc.	26,200	771,936
Tohoku Electric Power Co., Inc.	65,300	1,407,759
Tokyo Electric Power Co., Inc. (The)	184,000	5,046,567

		15,881,266

Electrical Equipment 0.5%
Fuji Electric Holdings Co. Ltd.	77,200	214,490
Furukawa Electric Co. Ltd.	95,300	423,766
GS Yuasa Corp.	56,000	361,528
Mabuchi Motor Co. Ltd.	4,100	205,872
Mitsubishi Electric Corp.	291,600	2,536,755
Nidec Corp.	16,700	1,569,996
Panasonic Electric Works Co. Ltd.	55,284	700,843
Sumitomo Electric Industries Ltd.	115,500	1,347,168
Ushio, Inc.	14,700	249,279

		7,609,697

Electronic Equipment, Instruments & Components 1.1%
Citizen Holdings Co. Ltd.	36,700	220,059
FUJIFILM Holdings Corp.	70,700	2,201,651
Hirose Electric Co. Ltd.	4,900	495,161
Hitachi High-Technologies Corp.	10,400	198,770
Hitachi Ltd.*	687,300	2,852,375
HOYA Corp.	65,300	1,549,946
Ibiden Co. Ltd.	19,000	565,890
Keyence Corp.	6,308	1,450,314
Kyocera Corp.	24,400	2,173,864
Mitsumi Electric Co. Ltd.	12,300	205,351
Murata Manufacturing Co. Ltd.	31,200	1,541,808
Nippon Electric Glass Co. Ltd.	52,000	660,816
Omron Corp.	29,800	716,719
Shimadzu Corp.	38,000	290,560
TDK Corp.	19,000	1,144,861
Yaskawa Electric Corp.	37,000	278,157
Yokogawa Electric Corp.	33,800	199,448

		16,745,750

Food & Staples Retailing 0.3%
AEON Co., Ltd.	90,100	964,383
FamilyMart Co. Ltd.	9,700	346,557
Lawson, Inc.	9,600	440,679
Seven & I Holdings Co. Ltd.	117,100	2,795,070
UNY Co. Ltd.	28,500	219,992

		4,766,681

Food Products 0.3%
Ajinomoto Co., Inc.	98,000	926,548
Kikkoman Corp.	24,000	253,700
MEIJI Holdings Co. Ltd.	10,699	459,103
Nippon Meat Packers, Inc.	27,000	354,233
Nisshin Seifun Group, Inc.	27,900	340,781
Nissin Foods Holdings Co. Ltd.	10,300	359,880
Toyo Suisan Kaisha Ltd.	14,400	310,715
Yakult Honsha Co. Ltd.	14,900	430,785
Yamazaki Baking Co. Ltd.	19,100	242,132

		3,677,877

Gas Utilities 0.2%
Osaka Gas Co. Ltd.	299,900	1,106,893
Toho Gas Co. Ltd.	63,000	317,844
Tokyo Gas Co. Ltd.	385,400	1,747,654

		3,172,391

Health Care Equipment & Supplies 0.2%
Olympus Corp.	32,600	874,237
Sysmex Corp.	5,200	298,477
Terumo Corp.	26,100	1,370,885

		2,543,599

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	6,000	276,656
Mediceo Paltac Holdings Co. Ltd.	22,300	258,410
Suzuken Co. Ltd.	9,800	342,624

		877,690

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Hotels, Restaurants & Leisure 0.1%
McDonald’s Holdings Co., (Japan) Ltd.	10,024	$223,990
Oriental Land Co. Ltd.	6,900	576,360

		800,350

Household Durables 0.9%
Casio Computer Co. Ltd.(a)	35,000	251,222
Panasonic Corp.	295,502	3,904,680
Rinnai Corp.	5,300	283,894
Sanyo Electric Co. Ltd.*(a)	277,200	436,305
Sekisui Chemical Co. Ltd.	65,000	438,548
Sekisui House Ltd.	86,300	764,418
Sharp Corp.	152,900	1,673,907
Sony Corp.	151,800	4,749,133

		12,502,107

Household Products 0.1%
Unicharm Corp.	6,200	736,130

Independent Power Producers & Energy Traders 0.0%†
Electric Power Development Co. Ltd.	17,600	544,518

Industrial Conglomerates 0.1%
Hankyu Hanshin Holdings, Inc.	168,000	759,191

Information Technology Services 0.1%
Itochu Techno-Solutions Corp.	4,400	160,646
Nomura Research Institute Ltd.	15,300	303,683
NTT Data Corp.	186	676,694
Obic Co. Ltd.	940	177,468
Otsuka Corp.	2,400	156,265

		1,474,756

Insurance 0.6%
Dai-ichi Life Insurance Co. Ltd. (The)	1,209	1,715,648
MS&AD Insurance Group Holdings	82,655	1,829,066
NKSJ Holdings, Inc.*	211,900	1,238,608
Sony Financial Holdings, Inc.	135	489,087
T&D Holdings, Inc.	42,600	929,529
Tokio Marine Holdings, Inc.	110,300	3,015,587

		9,217,525

Internet & Catalog Retail 0.1%
Dena Co., Ltd.	12,500	348,233
Rakuten, Inc.	1,066	816,150

		1,164,383

Internet Software & Services 0.1%
Yahoo! Japan Corp.	2,170	832,200

Leisure Equipment & Products 0.2%
Namco Bandai Holdings, Inc.	29,349	262,439
Nikon Corp.	48,000	836,047
Sankyo Co. Ltd.	7,900	386,282
Sega Sammy Holdings, Inc.	31,200	458,846
Shimano, Inc.	10,300	522,091
Yamaha Corp.	23,700	262,639

		2,728,344

Machinery 1.1%
Amada Co. Ltd.	55,000	358,465
Fanuc Ltd.	29,100	3,435,210
Hino Motors Ltd.	47,000	206,336
Hitachi Construction Machinery Co. Ltd.	15,100	306,843
IHI Corp.	187,000	328,736
Japan Steel Works Ltd. (The)	47,000	454,079
JTEKT Corp.	29,900	289,374
Kawasaki Heavy Industries Ltd.	227,200	567,117
Komatsu Ltd.	142,500	2,985,652
Kubota Corp.	174,100	1,375,395
Kurita Water Industries Ltd.	16,600	459,223
Makita Corp.	16,500	474,572
Minebea Co. Ltd.	58,000	320,441
Mitsubishi Heavy Industries Ltd.	460,200	1,722,133
Mitsui Engineering & Shipbuilding Co. Ltd.	110,000	228,684
NGK Insulators Ltd.	37,000	624,217
NSK Ltd.	66,400	471,257
NTN Corp.	72,600	314,329
SMC Corp.	8,300	1,097,105
Sumitomo Heavy Industries Ltd.	88,000	514,862
THK Co. Ltd.	18,400	361,742

		16,895,772

Marine 0.2%
Kawasaki Kisen Kaisha Ltd.*	109,000	464,547
Mitsui OSK Lines Ltd.	178,000	1,203,025
Nippon Yusen KK	229,400	968,969

		2,636,541

Media 0.1%
Dentsu, Inc.	24,461	609,854
Fuji Media Holdings, Inc.	74	107,257
Hakuhodo DY Holdings, Inc.	3,540	179,603
Jupiter Telecommunications Co. Ltd.	369	378,190
Toho Co. Ltd.	14,900	246,276

		1,521,180

Metals & Mining 0.7%
Daido Steel Co. Ltd.	44,000	210,112
Dowa Holdings Co. Ltd.	39,940	209,781
Hitachi Metals Ltd.	25,000	283,746
JFE Holdings, Inc.	70,300	2,174,177
Kobe Steel Ltd.	366,000	766,102
Maruichi Steel Tube Ltd.	8,200	163,356
Mitsubishi Materials Corp.*	168,000	446,869
Mitsui Mining & Smelting Co. Ltd.	94,100	257,251
Nippon Steel Corp.	765,000	2,609,318
Nisshin Steel Co. Ltd.	107,900	180,892
Sumitomo Metal Industries Ltd.	520,000	1,255,754
Sumitomo Metal Mining Co. Ltd.	81,000	1,077,285
Tokyo Steel Manufacturing Co. Ltd.	15,700	187,546
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Metals & Mining (continued)
Yamato Kogyo Co. Ltd.	6,600	$160,508

		9,982,697

Multiline Retail 0.1%
Isetan Mitsukoshi Holdings Ltd.	56,378	532,524
J. Front Retailing Co. Ltd.	69,200	312,347
Marui Group Co. Ltd.	30,800	216,044
Takashimaya Co. Ltd.	44,000	340,930

		1,401,845

Office Electronics 0.7%
Brother Industries Ltd.	37,300	399,727
Canon, Inc.	170,400	7,381,002
Konica Minolta Holdings, Inc.	70,400	737,441
Ricoh Co. Ltd.	101,200	1,397,659

		9,915,829

Oil, Gas & Consumable Fuels 0.2%
Cosmo Oil Co. Ltd.	81,000	192,858
Idemitsu Kosan Co. Ltd.	3,400	253,216
INPEX Corp.(a)	121	591,914
Japan Petroleum Exploration Co.	5,100	200,555
JX Holdings, Inc.*	336,517	1,822,906
Showa Shell Sekiyu KK	29,600	217,837
TonenGeneral Sekiyu KK	41,000	369,806

		3,649,092

Paper & Forest Products 0.1%
Nippon Paper Group, Inc.	15,037	400,070
OJI Paper Co. Ltd.	127,000	612,920

		1,012,990

Personal Products 0.2%
Kao Corp.	82,300	1,946,116
Shiseido Co. Ltd.	52,300	1,166,883

		3,112,999

Pharmaceuticals 1.0%
Astellas Pharma, Inc.	68,400	2,313,375
Chugai Pharmaceutical Co. Ltd.	33,000	577,506
Daiichi Sankyo Co. Ltd.	102,300	1,901,498
Dainippon Sumitomo Pharma Co. Ltd.	23,000	172,237
Eisai Co. Ltd.	38,700	1,319,313
Hisamitsu Pharmaceutical Co., Inc.	10,100	392,612
Kyowa Hakko Kirin Co. Ltd.	41,000	420,366
Mitsubishi Tanabe Pharma Corp.	34,000	497,267
Ono Pharmaceutical Co. Ltd.	12,700	524,723
Santen Pharmaceutical Co. Ltd.	10,900	364,859
Shionogi & Co. Ltd.	44,800	915,929
Taisho Pharmaceutical Co. Ltd.	21,900	426,200
Takeda Pharmaceutical Co. Ltd.	113,400	5,203,750
Tsumura & Co.	8,900	267,361

		15,296,996

Real Estate Investment Trusts (REITs) 0.1%
Japan Prime Realty Investment Corp.	114	257,036
Japan Real Estate Investment Corp.	74	653,862
Japan Retail Fund Investment Corp.	250	321,044
Nippon Building Fund, Inc.	78	663,787
Nomura Real Estate Office Fund, Inc.	45	237,408

		2,133,137

Real Estate Management & Development 0.5%
Aeon Mall Co. Ltd.	12,300	269,470
Daito Trust Construction Co. Ltd.	11,500	626,894
Daiwa House Industry Co. Ltd.	75,000	736,568
Mitsubishi Estate Co. Ltd.	176,600	2,486,929
Mitsui Fudosan Co. Ltd.	125,700	1,860,107
Nomura Real Estate Holdings, Inc.	15,000	184,443
NTT Urban Development Corp.	188	152,379
Sumitomo Realty & Development Co. Ltd.	56,000	1,006,809
Tokyo Tatemono Co. Ltd.	63,000	204,976
Tokyu Land Corp.	72,000	261,409

		7,789,984

Road & Rail 0.8%
Central Japan Railway Co.	229	1,862,615
East Japan Railway Co.	51,690	3,322,046
Keihin Electric Express Railway Co. Ltd.	71,000	661,012
Keio Corp.	86,400	580,811
Keisei Electric Railway Co. Ltd.	41,000	247,131
Kintetsu Corp.(a)	239,500	771,217
Nippon Express Co. Ltd.	125,500	508,870
Odakyu Electric Railway Co. Ltd.(a)	94,100	858,565
Tobu Railway Co. Ltd.(a)	120,000	687,534
Tokyu Corp.	167,900	722,148
West Japan Railway Co.	260	961,338

		11,183,287

Semiconductors & Semiconductor Equipment 0.3%
Advantest Corp.	24,000	517,386
Elpida Memory, Inc.*(a)	26,600	399,522
Rohm Co. Ltd.	14,500	913,782
Shinko Electric Industries Co. Ltd.	10,000	132,053
Sumco Corp.*	17,100	323,618
Tokyo Electron Ltd.	25,700	1,378,387

		3,664,748

Software 0.4%
Konami Corp.	13,700	211,030
Nintendo Co. Ltd.	15,000	4,187,505
Oracle Corp.	5,800	307,074
Square Enix Holdings Co. Ltd.	10,000	192,371
Trend Micro, Inc.	15,500	457,055

		5,355,035

Specialty Retail 0.2%
ABC-Mart, Inc.	4,300	139,567
Fast Retailing Co. Ltd.	8,000	1,202,709
Nitori Co. Ltd.	5,450	469,502
Shimamura Co. Ltd.	3,500	316,717
USS Co. Ltd.	3,250	243,525
Yamada Denki Co. Ltd.	12,680	855,822

		3,227,842

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	25,000	246,149
Nisshinbo Holdings, Inc.	19,100	197,448

		443,597

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

JAPAN (continued)
Tobacco 0.2%
Japan Tobacco, Inc.	678	$2,182,051

Trading Companies & Distributors 0.9%
ITOCHU Corp.	230,500	1,793,966
Marubeni Corp.	254,000	1,362,809
Mitsubishi Corp.	205,800	4,441,629
Mitsui & Co. Ltd.	261,000	3,348,565
Sojitz Corp.	201,867	320,151
Sumitomo Corp.	170,300	1,807,480
Toyota Tsusho Corp.	31,500	478,404

		13,553,004

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	39,000	305,701
Mitsubishi Logistics Corp.	16,400	188,218

		493,919

Wireless Telecommunication Services 0.6%
KDDI Corp.	441	2,149,935
NTT DoCoMo, Inc.	2,331	3,703,322
Softbank Corp.	121,800	3,633,448

		9,486,705

		324,708,895

JERSEY, CHANNEL ISLANDS 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,465	1,209,063

LUXEMBOURG 0.5%
Energy Equipment & Services 0.1%
Tenaris SA	72,573	1,449,566

Media 0.1%
SES SA	45,036	1,112,087

Metals & Mining 0.2%
ArcelorMittal	128,731	3,941,067

Wireless Telecommunication Services 0.1%
Millicom International Cellular SA	11,405	1,056,185

		7,558,905

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
Sands China Ltd.*	303,900	471,093
Wynn Macau Ltd.*	234,800	401,246

		872,339

		872,339

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo PLC	26,109	421,934

NETHERLANDS 4.5%
Aerospace & Defense 0.1%
European Aeronautic Defence and Space Co. NV*	61,428	1,455,556

Air Freight & Logistics 0.1%
TNT NV	54,821	1,634,073

Beverages 0.2%
Heineken Holding NV	16,522	647,790
Heineken NV	36,940	1,671,929

		2,319,719

Chemicals 0.2%
Akzo Nobel NV	34,932	2,055,758
Koninklijke DSM NV	23,077	1,094,226

		3,149,984

Construction & Engineering 0.0%†
Koninklijke Boskalis Westminster NV	10,411	430,009

Diversified Financial Services 0.4%
ING Groep NV CVA*	574,192	5,506,437

Diversified Telecommunication Services 0.2%
Koninklijke (Royal) KPN NV(a)	247,132	3,434,114

Energy Equipment & Services 0.1%
Fugro NV CVA	10,005	528,391
SBM Offshore NV(a)	25,682	405,479

		933,870

Food & Staples Retailing 0.2%
Koninklijke Ahold NV	177,862	2,283,934

Food Products 0.5%
Unilever NV CVA(a)	244,894	7,202,941

Industrial Conglomerates 0.3%
Koninklijke Philips Electronics NV	147,050	4,571,337

Insurance 0.1%
Aegon NV*	236,632	1,421,342
Delta Lloyd NV	11,287	217,300

		1,638,642

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	33,712	626,917

Media 0.2%
Reed Elsevier NV	103,021	1,333,861
Wolters Kluwer NV	43,997	887,997

		2,221,858

Oil, Gas & Consumable Fuels 1.7%
Royal Dutch Shell PLC, Class B	406,779	10,746,816
Royal Dutch Shell PLC, Class A	533,689	14,697,969

		25,444,785

Professional Services 0.1%
Randstad Holding NV*	16,670	748,582

Real Estate Investment Trusts (REITs) 0.0%†
Corio NV	8,353	490,334

Semiconductors & Semiconductor Equipment 0.1%
ASML Holding NV	66,029	2,119,237

Transportation Infrastructure 0.0%†
Koninklijke Vopak NV	10,596	430,562

		66,642,891

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

NEW ZEALAND 0.1%
Construction Materials 0.1%
Fletcher Building Ltd.	90,609	$500,480

Diversified Telecommunication Services 0.0%†
Telecom Corp of New Zealand Ltd.	278,776	402,143

Electric Utilities 0.0%†
Contact Energy Ltd.*(a)	46,088	190,876

Hotels, Restaurants & Leisure 0.0%†
Sky City Entertainment Group Ltd.	86,105	189,550

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	125,454	180,463

		1,463,512

NORWAY 0.7%
Chemicals 0.1%
Yara International ASA	28,359	1,064,763

Commercial Banks 0.1%
DnB NOR ASA	146,672	1,814,949

Diversified Telecommunication Services 0.1%
Telenor ASA	126,654	1,949,197

Energy Equipment & Services 0.0%†
Aker Solutions ASA	24,801	320,977

Industrial Conglomerates 0.1%
Orkla ASA(a)	116,362	963,102

Metals & Mining 0.1%
Norsk Hydro ASA(a)	135,740	727,958

Oil, Gas & Consumable Fuels 0.2%
StatoilHydro ASA	167,270	3,383,080

Semiconductors & Semiconductor Equipment 0.0%†
Renewable Energy Corp. ASA*(a)	75,411	206,930

		10,430,956

PORTUGAL 0.3%
Commercial Banks 0.1%
Banco Comercial Portugues SA, Class R	424,878	366,796
Banco Espirito Santo SA REG	85,089	406,849

		773,645

Construction Materials 0.0%†
Cimpor Cimentos de Portugal SGPS SA	30,660	186,320

Diversified Telecommunication Services 0.1%
Portugal Telecom SGPS SA REG	85,775	943,747

Electric Utilities 0.1%
EDP — Energias de Portugal SA	261,849	860,977

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	33,211	362,791

Oil, Gas & Consumable Fuels 0.0%†
Galp Energia SGPS SA, Class B	34,826	569,462

Transportation Infrastructure 0.0%†
Brisa Auto-Estradas de Portugal SA	27,147	177,093

		3,874,035

SINGAPORE 1.6%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.(a)	255,000	608,778

Airlines 0.1%
Singapore Airlines Ltd.	80,613	927,471

Commercial Banks 0.5%
DBS Group Holdings Ltd.	258,050	2,738,804
Oversea-Chinese Banking Corp. Ltd.	371,600	2,472,911
United Overseas Bank Ltd.	183,500	2,684,455

		7,896,170

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	15,604	411,454

Diversified Financial Services 0.0%†
Singapore Exchange Ltd.(a)	124,900	705,058

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.(a)	1,201,003	2,760,462

Food & Staples Retailing 0.0%†
Olam International Ltd.(a)	180,500	374,051

Food Products 0.1%
Golden Agri-Resources Ltd.	1,044,771	442,790
Wilmar International Ltd.	192,158	887,657

		1,330,447

Hotels, Restaurants & Leisure 0.1%
Genting Singapore PLC*	910,217	852,577

Industrial Conglomerates 0.2%
Fraser and Neave Ltd.	147,369	596,130
Keppel Corp. Ltd.	192,000	1,321,057
SembCorp Industries Ltd.(a)	156,243	485,853

		2,403,040

Machinery 0.0%†
Cosco Corp. Singapore Ltd.(a)	169,066	204,531
SembCorp Marine Ltd.	126,200	372,203

		576,734

Marine 0.0%†
Neptune Orient Lines Ltd.*(a)	121,649	183,988

Media 0.1%
Singapore Press Holdings Ltd.(a)	239,500	728,395

Real Estate Investment Trusts (REITs) 0.1%
Ascendas Real Estate Investment Trust	211,306	329,967
CapitaMall Trust	335,800	472,518

		802,485

Real Estate Management & Development 0.2%
CapitaLand Ltd.	387,345	1,130,601
CapitaMalls Asia Ltd.	203,800	319,957
City Developments Ltd.	82,099	732,218
Keppel Land Ltd.	108,000	321,852
UOL Group Ltd.	86,120	250,743

		2,755,371

Road & Rail 0.0%†
ComfortDelgro Corp. Ltd.	280,620	331,050

Wireless Telecommunication Services 0.0%†
StarHub Ltd.	93,181	161,831

		23,809,362

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SPAIN 3.8%
Airlines 0.0%†
Iberia Lineas Aereas de Espana SA*	71,773	$243,633

Biotechnology 0.0%†
Grifols SA	21,642	241,079

Commercial Banks 1.7%
Banco Bilbao Vizcaya Argentaria SA	533,524	7,154,503
Banco de Sabadell SA(a)	149,331	847,952
Banco de Valencia SA(a)	29,025	174,162
Banco Popular Espanol SA	132,430	874,996
Banco Santander SA(a)	1,241,324	16,126,167
Bankinter SA(a)	41,211	308,130

		25,485,910

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	21,239	920,261
Ferrovial SA	63,758	558,082
Fomento de Construcciones y Contratas SA	5,751	149,269

		1,627,612

Diversified Financial Services 0.0%†
Criteria Caixacorp SA	125,966	614,529

Diversified Telecommunication Services 1.0%
Telefonica SA	619,174	14,021,413

Electric Utilities 0.4%
Acciona SA(a)	3,829	337,069
Iberdrola SA	589,446	4,147,595
Red Electrica Corp. SA	16,306	712,755

		5,197,419

Electrical Equipment 0.0%†
Gamesa Corp. Tecnologica SA*	31,279	272,607

Gas Utilities 0.1%
Enagas	27,931	514,707
Gas Natural SDG SA	33,732	563,202

		1,077,909

Independent Power Producers & Energy Traders 0.0%†
EDP Renovaveis SA*(a)	37,892	226,380
Iberdrola Renovables SA	127,285	444,930

		671,310

Information Technology Services 0.0%†
Indra Sistemas SA(a)	14,845	242,142

Insurance 0.0%†
Mapfre SA	113,834	374,425

Machinery 0.0%†
Zardoya Otis SA*(b)	980	15,287
Zardoya Otis SA	19,618	305,918

		321,205

Media 0.0%†
Gestevision Telecinco SA	14,857	170,227

Metals & Mining 0.0%†
Acerinox SA	14,504	248,624

Oil, Gas & Consumable Fuels 0.2%
Repsol YPF SA	109,578	2,583,723

Specialty Retail 0.2%
Industria de Diseno Textil SA	33,164	2,193,861

Transportation Infrastructure 0.1%
Abertis Infraestructuras SA	44,541	751,737

		56,339,365

SWEDEN 2.9%
Building Products 0.1%
Assa Abloy AB, Class B	47,966	1,060,361

Capital Markets 0.0%†
Ratos AB, Class B	16,611	474,229

Commercial Banks 0.7%
Nordea Bank AB	484,593	4,836,333
Skandinaviska Enskilda Banken AB, Class A(a)	211,589	1,452,237
Svenska Handelsbanken AB, Class A	74,725	2,141,259
Swedbank AB*	105,884	1,208,549

		9,638,378

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	45,885	465,803

Communications Equipment 0.3%
Telefonaktiebolaget LM Ericsson, Class B	452,002	4,987,465

Construction & Engineering 0.1%
Skanska AB, Class B	61,543	1,040,846

Diversified Financial Services 0.1%
Investor AB, Class B	69,759	1,314,158
Kinnevik Investment AB, Class B	31,603	593,279

		1,907,437

Diversified Telecommunication Services 0.2%
Tele2 AB, Class B	48,467	859,746
TeliaSonera AB	342,401	2,475,871

		3,335,617

Health Care Equipment & Supplies 0.1%
Getinge AB, Class B	29,071	643,729

Household Durables 0.1%
Electrolux AB	35,961	802,449
Husqvarna AB, Class B	61,391	433,477

		1,235,926

Machinery 0.6%
Alfa Laval AB	50,768	786,401
Atlas Copco AB, Class A	100,458	1,643,011
Atlas Copco AB, Class B	58,378	870,847
Sandvik AB	154,051	1,990,888
Scania AB, Class B	46,407	855,357
SKF AB, Class B(a)	58,407	1,114,429
Volvo AB, Class B*	165,818	2,066,527

		9,327,460

Media 0.0%†
Modern Times Group AB, Class B	7,593	476,127

Metals & Mining 0.1%
Boliden AB	41,187	489,686
SSAB AB, Class A(a)	26,970	390,477
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

SWEDEN (continued)
Metals & Mining (continued)
SSAB AB, Series B(a)	12,849	$165,285

		1,045,448

Paper & Forest Products 0.1%
Holmen AB, Class B(a)	7,619	200,012
Svenska Cellulosa AB, Class B	86,469	1,247,304

		1,447,316

Specialty Retail 0.3%
Hennes & Mauritz AB, Class B	153,888	4,850,878

Tobacco 0.1%
Swedish Match AB	35,274	832,655

		42,769,675

SWITZERLAND 8.0%
Biotechnology 0.0%†
Actelion Ltd. REG*	15,078	609,971

Building Products 0.1%
Geberit AG REG	5,822	952,081

Capital Markets 1.3%
Credit Suisse Group AG REG	169,299	7,673,890
GAM Holding Ltd.*	31,816	368,034
Julius Baer Group Ltd.	31,816	1,112,521
UBS AG REG*	548,189	9,305,609

		18,460,054

Chemicals 0.3%
Givaudan SA REG REG	1,168	1,077,298
Sika AG	308	580,101
Syngenta AG REG	14,122	3,118,996

		4,776,395

Computers & Peripherals 0.0%†
Logitech International SA REG*(a)	27,443	431,729

Construction Materials 0.2%
Holcim Ltd. REG	37,291	2,490,346

Diversified Financial Services 0.0%†
Pargesa Holding SA	3,897	267,765

Diversified Telecommunication Services 0.1%
Swisscom AG REG	3,495	1,308,931

Electrical Equipment 0.5%
ABB Ltd. REG REG*	331,511	6,691,813

Food Products 1.8%
Aryzta AG	12,175	497,397
Lindt & Spruengli AG REG	16	391,702
Lindt & Spruengli AG — Participation Certificate	123	277,120
Nestle SA REG	522,763	25,838,593

		27,004,812

Health Care Equipment & Supplies 0.1%
Nobel Biocare Holding AG REG	18,741	315,749
Sonova Holding AG REG	6,990	848,224
Straumann Holding AG REG	1,239	271,638

		1,435,611

Insurance 0.6%
Baloise Holding AG REG	7,537	603,902
Swiss Life Holding AG REG*	4,495	472,332
Swiss Reinsurance Co. Ltd. REG	52,747	2,428,994
Zurich Financial Services AG	22,077	5,152,268

		8,657,496

Life Sciences Tools & Services 0.0%†
Lonza Group AG REG	6,934	539,206

Machinery 0.1%
Schindler Holding AG REG	3,215	282,372
Schindler Holding AG	7,328	657,219

		939,591

Marine 0.1%
Kuehne + Nagel International AG REG	8,140	873,284

Metals & Mining 0.3%
Xstrata PLC	308,739	4,911,181

Pharmaceuticals 2.0%
Novartis AG REG	318,114	15,464,530
Roche Holding AG	105,888	13,768,198

		29,232,728

Professional Services 0.1%
Adecco SA REG	17,993	917,385
SGS SA REG	840	1,180,166

		2,097,551

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	95,508	784,275

Textiles, Apparel & Luxury Goods 0.3%
Compagnie Financiere Richemont SA, Class A	78,169	3,051,851
Swatch Group AG (The)	4,650	1,440,981
Swatch Group AG (The) REG	6,449	362,661

		4,855,493

		117,320,313

UNITED KINGDOM 18.8%
Aerospace & Defense 0.4%
BAE Systems PLC	537,248	2,634,019
Cobham PLC	167,466	624,055
Rolls-Royce Group PLC*	280,417	2,552,032

		5,810,106

Airlines 0.0%†
British Airways PLC*(a)	82,024	282,237

Beverages 0.7%
Diageo PLC	376,737	6,538,052
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Beverages (continued)
SABMiller PLC	143,520	$4,357,506

		10,895,558

Capital Markets 0.2%
3I Group PLC	145,196	646,993
ICAP PLC	85,403	536,695
Investec PLC	68,040	528,039
Man Group PLC	255,154	869,259
Schroders PLC	16,849	340,151

		2,921,137

Chemicals 0.1%
Johnson Matthey PLC	32,510	862,236

Commercial Banks 3.6%
Barclays PLC	1,713,659	8,875,548
HSBC Holdings PLC	2,626,040	26,704,824
Lloyds Banking Group PLC*	6,022,600	6,500,300
Royal Bank of Scotland Group PLC*	2,536,331	1,985,660
Standard Chartered PLC	304,669	8,802,436

		52,868,768

Commercial Services & Supplies 0.2%
Aggreko PLC	39,118	940,468
Babcock International Group PLC	54,466	473,350
G4S PLC	211,955	860,517
Serco Group PLC	75,967	659,642

		2,933,977

Construction & Engineering 0.0%†
Balfour Beatty PLC	102,981	402,202

Containers & Packaging 0.0%†
Rexam PLC	129,591	628,488

Diversified Financial Services 0.0%†
London Stock Exchange Group PLC	21,555	218,779

Diversified Telecommunication Services 0.3%
BT Group PLC	1,161,623	2,595,194
Cable & Wireless Worldwide PLC	408,341	427,699
Inmarsat PLC	67,131	776,638

		3,799,531

Electric Utilities 0.2%
Scottish & Southern Energy PLC(a)	137,990	2,401,072

Energy Equipment & Services 0.1%
Amec PLC	49,752	681,257
Petrofac Ltd.	38,993	764,330

		1,445,587

Food & Staples Retailing 0.7%
J Sainsbury PLC	181,164	977,177
Tesco PLC	1,198,861	7,351,852
WM Morrison Supermarkets PLC	317,765	1,321,394

		9,650,423

Food Products 0.4%
Associated British Foods PLC	53,951	868,918
Unilever PLC	192,858	5,479,357

		6,348,275

Health Care Equipment & Supplies 0.1%
Smith & Nephew PLC	133,622	1,162,697

Hotels, Restaurants & Leisure 0.3%
Carnival PLC	25,079	905,784
Compass Group PLC	280,321	2,330,680
Intercontinental Hotels Group PLC	40,394	700,134
Thomas Cook Group PLC	135,352	386,270
Tui Travel PLC	81,883	270,209
Whitbread PLC	27,755	613,131

		5,206,208

Household Products 0.3%
Reckitt Benckiser Group PLC	91,804	4,501,257

Independent Power Producers & Energy Traders 0.1%
International Power PLC	228,359	1,280,369

Industrial Conglomerates 0.1%
Smiths Group PLC	59,968	1,049,758
Tomkins PLC	132,879	674,753

		1,724,511

Insurance 0.8%
Admiral Group PLC	30,072	682,868
Aviva PLC	418,915	2,345,854
Legal & General Group PLC	899,437	1,262,639
Old Mutual PLC	814,563	1,544,202
Prudential PLC	378,581	3,294,551
RSA Insurance Group PLC	517,408	1,034,585
Standard Life PLC	343,225	1,088,700

		11,253,399

Internet & Catalog Retail 0.0%†
Home Retail Group PLC	131,397	492,363

Machinery 0.0%†
Invensys PLC	117,422	492,185

Media 0.4%
British Sky Broadcasting Group PLC	172,341	1,922,594
ITV PLC*	556,506	451,363
Pearson PLC	121,522	1,889,342
Reed Elsevier PLC	181,759	1,574,873

		5,838,172

Metals & Mining 2.2%
Anglo American PLC*	197,527	7,810,460
Antofagasta PLC	58,951	913,250
BHP Billiton PLC	332,435	10,183,990
Eurasian Natural Resources Corp PLC	37,171	528,147
Kazakhmys PLC	31,349	597,343
Lonmin PLC*	24,047	591,716
Rio Tinto PLC	217,603	11,262,204
Vedanta Resources PLC	18,467	706,982

		32,594,092

Multiline Retail 0.1%
Marks & Spencer Group PLC	236,593	1,278,822
Next PLC	28,137	948,428

		2,227,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Common Stocks (continued)

		Market
	Shares	Value

UNITED KINGDOM (continued)
Metals & Mining (continued)
Multi-Utilities 0.6%
Centrica PLC	769,505	$3,667,741
National Grid PLC	521,985	4,181,284
United Utilities Group PLC	103,211	947,336

		8,796,361

Oil, Gas & Consumable Fuels 2.1%
BG Group PLC	507,362	8,136,634
BP PLC	2,821,347	18,042,771
Cairn Energy PLC*	209,198	1,532,364
Tullow Oil PLC	132,511	2,559,542

		30,271,311

Pharmaceuticals 1.7%
AstraZeneca PLC	219,311	10,996,240
GlaxoSmithKline PLC	781,916	13,651,976

		24,648,216

Professional Services 0.1%
Capita Group PLC (The)	95,449	1,076,796

Real Estate Investment Trusts (REITs) 0.2%
British Land Co. PLC	129,874	940,872
Capital Shopping Centres Group PLC	72,352	388,905
Hammerson PLC	101,892	620,989
Land Securities Group PLC	113,692	1,091,817
Segro PLC	106,329	466,736

		3,509,319

Road & Rail 0.0%†
Firstgroup PLC	72,664	419,421

Semiconductors & Semiconductor Equipment 0.1%
ARM Holdings PLC	197,209	1,014,283

Software 0.1%
Autonomy Corp. PLC*	33,417	862,251
Sage Group PLC (The)	205,843	771,520

		1,633,771

Specialty Retail 0.1%
Kingfisher PLC	353,386	1,193,618

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group PLC	67,599	892,813

Tobacco 1.0%
British American Tobacco PLC	299,663	10,309,867
Imperial Tobacco Group PLC	152,374	4,311,674

		14,621,541

Trading Companies & Distributors 0.1%
Bunzl PLC	47,925	518,866
Wolseley PLC*	42,430	957,022

		1,475,888

Water Utilities 0.0%†
Severn Trent PLC	33,286	683,719

Wireless Telecommunication Services 1.3%
Vodafone Group PLC	7,939,010	18,511,343

		276,989,279

UNITED STATES 0.1%
Health Care Equipment & Supplies 0.1%
Synthes, Inc.	8,950	1,030,068

Total Common Stocks (cost $1,570,128,489)		1,457,498,337

Preferred Stocks 0.4%

		Market
	Shares	Value

GERMANY 0.4%(a)
Automobiles 0.2%
Bayerische Motoren Werke AG	8,063	$295,882
Porsche Automobil Holding SE	13,193	671,060
Volkswagen AG	25,486	2,700,221

		3,667,163

Health Care Equipment & Supplies 0.1%
Fresenius SE	12,148	863,617

Household Products 0.1%
Henkel AG & Co. KGaA	26,862	1,334,104

Multi-Utilities 0.0%†
RWE AG(a)	5,847	380,116

Total Preferred Stocks (cost $6,246,730)		6,245,000

Right 0.0%

	Number of	Market
	Rights	Value

GUERNSEY, CHANNEL ISLANDS 0.0%†
Insurance 0.0%†
Resolution Ltd. 8/5/2010*	216,813	295,984

Total Right (cost $950,250)		295,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
Mutual Fund 0.0%

		Market
	Shares	Value

Money Market Fund 0.0%†
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (c)	191,816	191,816

Total Mutual Fund (cost $191,816)		191,816

Repurchase Agreements 6.1%

	Principal	Market
	Amount	Value

Barclays Capital, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $25,000,438, collateralized by U.S. Treasury Securities ranging from 1.00% - 3.25%, maturing 07/31/2011 - 03/31/2017; total market value $25,500,001. (d)	$25,000,000	$25,000,000
Goldman Sachs & Co., 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $25,231,212, collateralized by U.S. Government Agency Mortgages ranging from 0.00% - 14.00%, maturing 09/15/2010 - 07/20/2060; total market value $25,735,386. (d)	25,230,770	25,230,770
Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $39,502,405, collateralized by U.S. Government Agency Mortgages ranging from 3.50% - 6.00%, maturing 05/01/2022 - 06/01/2040; total market value $40,291,748. (d)	39,501,714	39,501,714

Total Repurchase Agreements (cost $89,732,484)		89,732,484

Total Investments (cost $1,667,249,769) (e) — 105.4%		1,553,963,621

Liabilities in excess of other assets — (5.4)%		(80,276,540)

NET ASSETS — 100.0%		$1,473,687,081

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $84,835,288.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of July 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $89,732,484.

(e)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,683,823,260, tax unrealized appreciation and depreciation were $168,764,821 and $(298,624,460), respectively.

†	Amount rounds to less than 0.1%.

AB	Stock Company

AG	Stock Corporation

AS	Stock Corporation

ASA	Stock Corporation

CVA	Dutch Certificate

KGaA	Limited Partnership with shares

KK	Joint Stock Company

Ltd.	Limited

NV	Public Traded Company

OYJ	Public Traded Company

PLC	Public Limited Company

REG	Registered Shares

REIT	Real Estate Investment Trust

RSP	Savings Shares

SA	Stock Company

SCA	Limited partnership with share capital

SCPA	Italian consortium joint-stock company

SE	European Public Limited Liability Company

SGPS	Holding Enterprise

SpA	Limited Share Company

VVPR	Belgian Dividend Coupon
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
At July 31, 2010, the Fund’s open futures contracts were as follows:

			Notional Value
Number of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Depreciation

11	E-mini MSCI EAFE Index	09/17/10	$809,325	$(6,480)
72	Euro STOXX 50 Index	09/17/10	2,575,546	(7,545)
22	FTSE 100 Index	09/17/10	1,810,642	(9,064)
7	SPI 200 Index	09/16/10	706,593	(3,945)
18	Topix Index	09/09/10	1,764,686	(26,600)

			$7,666,792	$(53,634)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$—	$1,457,498,337	$—	$1,457,498,337
Mutual Fund	191,816	—	—	191,816
Preferred Stocks	—	6,245,000	—	6,245,000
Repurchase Agreements	—	89,732,484	—	89,732,484
Right	—	295,984	—	295,984

Total Assets	191,816	1,553,771,805	—	1,553,963,621

Liabilities:
Futures Contracts	(53,634)	—	—	(53,634)

Total Liabilities	(53,634)	—	—	(53,634)

Total	$138,182	$1,553,771,805	$—	$1,553,909,987

*	See Statement of Investments for identification of securities by type and industry classification.

	Common Stocks	Rights	Warrants	Total

Balance as of 10/31/09	$—	$—	$—	$—

Accrued Accretion/(Amortization)	—	—	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—	—	—

Net Purchases/(Sales)	—	—	—	—

Transfers Into Level 3	—	—	—	—

Transfers Out of Level 3	—	—	—	—

Balance as of 7/31/10	$—	$—	$—	$—

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide International Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of July 31, 2010
Derivatives not accounted for as hedging instruments

		Fair Value

Liabilities:
Futures — Equity contracts	Net Assets — Unrealized depreciation from futures contracts	(53,634)

Total		$(53,634)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks 97.7%

		Market
	Shares	Value

Aerospace & Defense 0.6%
Alliant Techsystems, Inc.*(a)	29,172	$1,959,191
BE Aerospace, Inc.*	90,219	2,652,439

		4,611,630

Airlines 0.4%
AirTran Holdings, Inc.*(a)	120,914	582,805
Alaska Air Group, Inc.*(a)	31,572	1,628,800
JetBlue Airways Corp.*(a)	183,725	1,181,352

		3,392,957

Auto Components 0.8%
BorgWarner, Inc.*	103,907	4,557,361
Gentex Corp.	123,108	2,372,291

		6,929,652

Automobiles 0.1%
Thor Industries, Inc.(a)	34,526	961,204

Beverages 0.3%
Hansen Natural Corp.*(a)	62,683	2,625,791

Biotechnology 1.0%
United Therapeutics Corp.*	43,385	2,121,093
Vertex Pharmaceuticals, Inc.*	178,472	6,007,367

		8,128,460

Building Products 0.2%
Lennox International, Inc.(a)	42,844	1,870,997

Capital Markets 2.1%
Affiliated Managers Group, Inc.*(a)	39,322	2,785,177
Apollo Investment Corp.(a)	171,106	1,728,170
Eaton Vance Corp.(a)	104,649	3,135,284
Greenhill & Co., Inc.	18,884	1,285,056
Jefferies Group, Inc.(a)	107,598	2,656,595
Raymond James Financial, Inc.(a)	87,772	2,341,757
SEI Investments Co.(a)	113,961	2,185,772
Waddell & Reed Financial, Inc., Class A	76,278	1,817,705

		17,935,516

Chemicals 3.4%
Albemarle Corp.	80,671	3,518,869
Ashland, Inc.(a)	69,291	3,523,447
Cabot Corp.	57,700	1,702,150
Cytec Industries, Inc.	43,219	2,157,493
Intrepid Potash, Inc.*(a)	36,460	882,332
Lubrizol Corp.	60,205	5,628,566
Minerals Technologies, Inc.	16,640	868,109
NewMarket Corp.(a)	10,238	1,097,411
Olin Corp.(a)	69,617	1,413,225
RPM International, Inc.	114,429	2,147,832
Scotts Miracle-Gro Co.(The), Class A	40,139	1,936,707
Sensient Technologies Corp.	43,707	1,287,608
Valspar Corp.(a)	87,620	2,752,144

		28,915,893

Commercial Banks 3.7%
Associated Banc-Corp.(a)	152,632	2,074,269
BancorpSouth, Inc.(a)	64,845	950,628
Bank of Hawaii Corp.(a)	42,406	2,112,243
Cathay General Bancorp	69,311	815,097
City National Corp.(a)	38,493	2,181,398
Commerce Bancshares, Inc.(a)	64,832	2,538,173
Cullen/Frost Bankers, Inc.(a)	53,440	2,950,422
FirstMerit Corp.(a)	95,123	1,874,874
Fulton Financial Corp.(a)	175,122	1,595,361
International Bancshares Corp.(a)	45,692	792,299
PacWest Bancorp(a)	27,431	574,131
Prosperity Bancshares, Inc.(a)	41,151	1,394,196
SVB Financial Group *(a)	36,799	1,589,349
Synovus Financial Corp.(a)	691,225	1,811,010
TCF Financial Corp.(a)	109,611	1,736,238
Trustmark Corp.(a)	50,179	1,103,938
Valley National Bancorp(a)	142,079	2,061,566
Webster Financial Corp.(a)	58,873	1,097,393
Westamerica Bancorp(a)	25,885	1,391,578
Wilmington Trust Corp.(a)	80,505	816,321

		31,460,484

Commercial Services & Supplies 1.6%
Brink’s Co. (The)(a)	42,284	926,020
Clean Harbors, Inc.*(a)	20,183	1,274,758
Copart, Inc.*	59,520	2,168,909
Corrections Corp of America *(a)	100,161	1,960,151
Deluxe Corp.	44,912	924,289
Herman Miller, Inc.(a)	50,281	864,833
HNI Corp.	39,915	1,031,403
Mine Safety Appliances Co.(a)	26,775	670,714
Rollins, Inc.(a)	38,585	842,696
Waste Connections, Inc.*(a)	68,287	2,606,515

		13,270,288

Communications Equipment 1.8%
ADC Telecommunications, Inc.*	85,624	1,089,994
ADTRAN, Inc.(a)	48,823	1,541,830
Ciena Corp.*(a)	81,131	1,062,005
CommScope, Inc.*	83,372	1,695,786
F5 Networks, Inc.*(a)	70,741	6,213,182
Plantronics, Inc.(a)	43,400	1,300,698
Polycom, Inc.*(a)	75,210	2,232,233

		15,135,728

Computers & Peripherals 0.4%
Diebold, Inc.	58,211	1,665,999
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Computers & Peripherals (continued)
NCR Corp.*	141,560	$1,939,372

		3,605,371

Construction & Engineering 1.4%
Aecom Technology Corp.*(a)	101,236	2,443,837
Granite Construction, Inc.(a)	29,802	692,897
KBR, Inc.	141,748	3,172,320
Shaw Group, Inc. (The)*	74,431	2,384,769
URS Corp.*	73,093	2,952,226

		11,646,049

Construction Materials 0.4%
Martin Marietta Materials, Inc.(a)	40,103	3,424,796

Consumer Finance 0.2%
AmeriCredit Corp.*	85,519	2,061,863

Containers & Packaging 1.7%
AptarGroup, Inc.(a)	59,947	2,581,917
Greif, Inc., Class A(a)	30,344	1,809,413
Packaging Corp. of America	91,060	2,185,440
Rock-Tenn Co., Class A	34,376	1,829,491
Silgan Holdings, Inc.(a)	47,371	1,346,284
Sonoco Products Co.(a)	88,612	2,897,612
Temple-Inland, Inc.	94,580	1,897,275

		14,547,432

Distributors 0.3%
LKQ Corp.*(a)	126,079	2,493,843

Diversified Consumer Services 1.5%
Career Education Corp.*(a)	58,494	1,429,008
Corinthian Colleges, Inc.*(a)	77,795	707,935
ITT Educational Services, Inc.*(a)	25,606	2,067,428
Matthews International Corp., Class A(a)	26,396	953,160
Regis Corp.(a)	50,702	772,192
Service Corp. International(a)	224,933	1,916,429
Sotheby’s	59,168	1,605,228
Strayer Education, Inc.(a)	12,281	2,940,071

		12,391,451

Diversified Financial Services 0.4%
MSCI, Inc., Class A*	102,669	3,313,129

Diversified Telecommunication Services 0.4%
Cincinnati Bell, Inc.*	179,700	531,912
tw telecom, Inc.*	133,906	2,533,501

		3,065,413

Electric Utilities 1.8%
Cleco Corp.(a)	53,245	1,520,145
DPL, Inc.	104,986	2,657,196
Great Plains Energy, Inc.	119,640	2,146,341
Hawaiian Electric Industries, Inc.(a)	82,245	1,936,870
IDACORP, Inc.(a)	42,457	1,495,335
NV Energy, Inc.(a)	207,360	2,633,472
PNM Resources, Inc.(a)	76,513	905,149
Westar Energy, Inc.(a)	97,644	2,331,739

		15,626,247

Electrical Equipment 1.6%
Acuity Brands, Inc.(a)	38,446	1,619,730
Ametek, Inc.	93,868	4,155,536
Hubbell, Inc., Class B(a)	52,970	2,499,654
Regal-Beloit Corp.	33,984	2,067,247
Thomas & Betts Corp.*	46,602	1,847,303
Woodward Governor Co.(a)	50,169	1,517,111

		13,706,581

Electronic Equipment, Instruments & Components 2.2%
Arrow Electronics, Inc.*(a)	106,302	2,635,226
Avnet, Inc.*	134,009	3,370,326
Ingram Micro, Inc., Class A*	145,988	2,413,182
Itron, Inc.*	35,574	2,314,800
National Instruments Corp.	49,953	1,593,501
Tech Data Corp.*(a)	44,768	1,771,022
Trimble Navigation Ltd.*(a)	107,067	3,037,491
Vishay Intertechnology, Inc.*(a)	165,030	1,401,105

		18,536,653

Energy Equipment & Services 2.0%
Atwood Oceanics, Inc.*(a)	49,730	1,352,656
Exterran Holdings, Inc.*(a)	55,730	1,486,319
Helix Energy Solutions Group, Inc.*	81,227	762,721
Oceaneering International, Inc.*	48,673	2,408,340
Patterson-UTI Energy, Inc.	135,226	2,221,763
Pride International, Inc.*	155,008	3,687,640
Superior Energy Services, Inc.*	69,361	1,580,737
Tidewater, Inc.	45,771	1,875,696
Unit Corp.*	35,894	1,468,065

		16,843,937

Food & Staples Retailing 0.4%
BJ’s Wholesale Club, Inc.*	47,513	2,164,217
Ruddick Corp.(a)	36,173	1,282,333

		3,446,550

Food Products 1.5%
Corn Products International, Inc.	66,416	2,214,309
Flowers Foods, Inc.(a)	68,025	1,648,246
Green Mountain Coffee Roasters, Inc.*(a)	93,075	2,865,779
Lancaster Colony Corp.(a)	17,207	893,387
Ralcorp Holdings, Inc.*	48,450	2,829,480
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Food Products (continued)
Smithfield Foods, Inc.*(a)	130,278	$1,856,462
Tootsie Roll Industries, Inc.(a)	23,802	600,525

		12,908,188

Gas Utilities 2.1%
AGL Resources, Inc.	68,715	2,611,170
Atmos Energy Corp.	82,219	2,384,351
Energen Corp.	63,448	2,819,629
National Fuel Gas Co.(a)	72,308	3,474,399
Questar Corp.	154,167	2,536,047
UGI Corp.	96,362	2,597,920
WGL Holdings, Inc.(a)	44,706	1,612,993

		18,036,509

Health Care Equipment & Supplies 3.9%
Beckman Coulter, Inc.	61,877	2,835,823
Edwards Lifesciences Corp.*	100,015	5,780,867
Gen-Probe, Inc.*(a)	43,790	1,969,236
Hill-Rom Holdings, Inc.	55,665	1,839,172
Hologic, Inc.*(a)	228,685	3,233,606
IDEXX Laboratories, Inc.*(a)	50,887	2,989,102
Immucor, Inc.*	61,500	1,182,030
Kinetic Concepts, Inc.*(a)	55,055	1,955,003
Masimo Corp.(a)	46,699	1,077,813
ResMed, Inc.*(a)	66,926	4,396,369
STERIS Corp.	52,310	1,662,935
Teleflex, Inc.	35,231	1,996,541
Thoratec Corp.*	50,598	1,860,994

		32,779,491

Health Care Providers & Services 3.3%
Community Health Systems, Inc.*(a)	83,747	2,715,915
Health Management Associates, Inc., Class A*(a)	220,967	1,582,124
Health Net, Inc.*	87,721	2,065,830
Henry Schein, Inc.*	80,653	4,233,476
Kindred Healthcare, Inc.*	34,858	463,611
LifePoint Hospitals, Inc.*	48,797	1,508,315
Lincare Holdings, Inc.	87,694	2,083,609
Mednax, Inc.*(a)	41,577	1,960,356
Omnicare, Inc.(a)	106,096	2,613,144
Owens & Minor, Inc.(a)	55,696	1,514,374
Psychiatric Solutions, Inc.*	50,464	1,672,377
Universal Health Services, Inc., Class B	85,716	3,083,204
VCA Antech, Inc.*(a)	75,877	1,581,277
WellCare Health Plans, Inc.*(a)	37,421	965,088

		28,042,700

Hotels, Restaurants & Leisure 2.2%
Bally Technologies, Inc.*(a)	48,746	1,574,496
Bob Evans Farms, Inc.	26,600	697,452
Boyd Gaming Corp.*(a)	48,679	411,824
Brinker International, Inc.(a)	91,059	1,431,448
Burger King Holdings, Inc.	81,447	1,407,404
Cheesecake Factory, Inc. (The)*(a)	53,315	1,249,704
Chipotle Mexican Grill, Inc.*(a)	27,770	4,107,183
International Speedway Corp., Class A	26,897	696,632
Life Time Fitness, Inc.*(a)	36,857	1,340,121
Panera Bread Co., Class A*(a)	28,257	2,209,980
Scientific Games Corp., Class A*(a)	58,159	615,904
Wendy’s/Arby’s Group, Inc., Class A(a)	296,118	1,291,074
WMS Industries, Inc.*	46,038	1,772,923

		18,806,145

Household Durables 1.6%
American Greetings Corp., Class A(a)	34,977	716,679
KB Home(a)	65,917	750,135
M.D.C. Holdings, Inc.(a)	33,291	969,434
Mohawk Industries, Inc.*(a)	49,633	2,428,543
NVR, Inc.*(a)	5,444	3,410,666
Ryland Group, Inc.(a)	38,383	626,411
Toll Brothers, Inc.*(a)	124,128	2,154,862
Tupperware Brands Corp.	55,765	2,196,583

		13,253,313

Household Products 0.9%
Church & Dwight Co., Inc.(a)	62,564	4,146,116
Energizer Holdings, Inc.*(a)	61,857	3,805,443

		7,951,559

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc.*	89,253	316,848

Industrial Conglomerates 0.2%
Carlisle Cos., Inc.	53,720	1,809,290

Information Technology Services 2.8%
Acxiom Corp.*(a)	70,342	1,079,046
Alliance Data Systems Corp.*(a)	47,091	2,706,791
Broadridge Financial Solutions, Inc.	120,223	2,440,527
Convergys Corp.*(a)	109,167	1,219,395
CoreLogic, Inc.	91,868	1,840,116
DST Systems, Inc.(a)	32,573	1,338,099
Gartner, Inc.*	53,491	1,346,368
Global Payments, Inc.	71,970	2,715,428
Hewitt Associates, Inc., Class A*	73,109	3,589,652
Lender Processing Services, Inc.	83,600	2,670,184
Mantech International Corp., Class A*	19,804	785,229
NeuStar, Inc., Class A*	64,335	1,494,502
SRA International, Inc., Class A*	38,141	847,493

		24,072,830

Insurance 4.3%
American Financial Group, Inc.(a)	66,850	1,970,069
Arthur J Gallagher & Co.(a)	91,445	2,324,532
Brown & Brown, Inc.	104,143	2,084,943
Everest Re Group Ltd.	52,005	4,036,628
Fidelity National Financial, Inc., Class A(a)	202,717	2,994,130
First American Financial Corp.	91,358	1,347,530
Hanover Insurance Group, Inc. (The)	39,585	1,735,011
HCC Insurance Holdings, Inc.	101,507	2,651,363
Mercury General Corp.	31,400	1,354,282
Old Republic International Corp.	212,748	2,661,477
Protective Life Corp.(a)	75,561	1,699,367
Reinsurance Group of America, Inc.	64,562	3,097,685
StanCorp Financial Group, Inc.(a)	41,798	1,575,367
Transatlantic Holdings, Inc.	56,765	2,713,935
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Insurance (continued)
Unitrin, Inc.	44,112	$1,225,872
W.R. Berkley Corp.(a)	113,387	3,062,583

		36,534,774

Internet & Catalog Retail 0.4%
Netflix, Inc.*(a)	36,440	3,736,922

Internet Software & Services 0.9%
AOL, Inc.*	94,201	1,970,685
Digital River, Inc.*(a)	34,970	919,361
Equinix, Inc.*(a)	40,048	3,744,889
ValueClick, Inc.*(a)	71,778	785,969

		7,420,904

Life Sciences Tools & Services 1.6%
Affymetrix, Inc.*(a)	62,510	305,674
Bio-Rad Laboratories, Inc., Class A*	17,000	1,509,600
Charles River Laboratories International, Inc.*(a)	58,426	1,815,880
Covance, Inc.*	57,084	2,212,576
Mettler-Toledo International, Inc.*	29,697	3,468,610
Pharmaceutical Product Development, Inc.(a)	104,609	2,537,814
Techne Corp.	32,835	1,917,564

		13,767,718

Machinery 5.7%
AGCO Corp.*(a)	82,242	2,858,732
Bucyrus International, Inc.(a)	71,497	4,448,543
Crane Co.	41,463	1,473,595
Donaldson Co., Inc.(a)	68,090	3,232,232
Gardner Denver, Inc.(a)	46,326	2,351,971
Graco, Inc.(a)	53,495	1,688,837
Harsco Corp.(a)	71,068	1,645,935
IDEX Corp.(a)	71,694	2,306,396
Joy Global, Inc.	91,068	5,406,707
Kennametal, Inc.	72,145	1,976,052
Lincoln Electric Holdings, Inc.	37,680	2,080,690
Nordson Corp.(a)	30,120	1,899,066
Oshkosh Corp.*(a)	79,235	2,724,099
Pentair, Inc.(a)	87,076	2,977,999
SPX Corp.(a)	44,093	2,626,179
Terex Corp.*(a)	96,000	1,895,040
Timken Co.	70,081	2,356,123
Trinity Industries, Inc.(a)	69,972	1,425,330
Valmont Industries, Inc.	17,660	1,254,743
Wabtec Corp.(a)	42,350	1,889,234

		48,517,503

Marine 0.4%
Alexander & Baldwin, Inc.(a)	36,027	1,208,706
Kirby Corp.*(a)	47,696	1,833,434

		3,042,140

Media 0.7%
DreamWorks Animation SKG, Inc., Class A*(a)	67,060	2,089,590
Harte-Hanks, Inc.(a)	33,840	381,715
John Wiley & Sons, Inc., Class A	38,200	1,504,316
Lamar Advertising Co., Class A*(a)	47,244	1,292,123
Scholastic Corp.(a)	22,920	580,564

		5,848,308

Metals & Mining 1.0%
Carpenter Technology Corp.(a)	38,860	1,358,157
Commercial Metals Co.	100,700	1,449,073
Reliance Steel & Aluminum Co.	57,020	2,239,746
Steel Dynamics, Inc.(a)	191,128	2,736,953
Worthington Industries, Inc.	54,467	780,512

		8,564,441

Multiline Retail 0.8%
99 Cents Only Stores*(a)	40,933	680,306
Dollar Tree, Inc.*(a)	112,299	4,977,092
Saks, Inc.*(a)	142,051	1,166,239

		6,823,637

Multi-Utilities 1.9%
Alliant Energy Corp.(a)	97,768	3,378,862
Black Hills Corp.(a)	34,582	1,103,858
MDU Resources Group, Inc.	166,055	3,279,586
NSTAR	94,275	3,503,259
OGE Energy Corp.(a)	85,799	3,401,072
Vectren Corp.	71,778	1,777,941

		16,444,578

Office Electronics 0.2%
Zebra Technologies Corp., Class A*	50,953	1,398,150

Oil, Gas & Consumable Fuels 3.7%
Arch Coal, Inc.	143,194	3,392,266
Bill Barrett Corp.*(a)	34,463	1,219,301
Cimarex Energy Co.	74,039	5,099,066
Comstock Resources, Inc.*(a)	41,702	1,055,478
Forest Oil Corp.*(a)	99,248	2,837,500
Frontier Oil Corp.	93,429	1,148,242
Mariner Energy, Inc.*	91,104	2,176,475
Newfield Exploration Co.*	117,743	6,294,541
Overseas Shipholding Group, Inc.	23,552	923,945
Patriot Coal Corp.*(a)	66,047	796,527
Plains Exploration & Production Co.*	123,661	2,788,555
Quicksilver Resources, Inc.*(a)	105,216	1,324,669
Southern Union Co.	109,870	2,479,766

		31,536,331

Paper & Forest Products 0.1%
Louisiana-Pacific Corp.*(a)	111,943	814,945

Personal Products 0.6%
Alberto-Culver Co.(a)	75,644	2,214,100
NBTY, Inc.*	55,970	3,016,223

		5,230,323

Pharmaceuticals 1.3%
Endo Pharmaceuticals Holdings, Inc.*(a)	102,626	2,464,050
Medicis Pharmaceutical Corp., Class A(a)	51,418	1,303,446
Perrigo Co.(a)	71,010	3,977,270
Valeant Pharmaceuticals International*(a)	55,452	$3,123,057

		10,867,823

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Professional Services 1.0%
Corporate Executive Board Co. (The)	30,300	853,551
FTI Consulting, Inc.*(a)	41,461	1,465,646
Korn/Ferry International*	40,615	570,641
Manpower, Inc.(a)	72,268	3,467,419
Navigant Consulting, Inc.*	44,675	439,602
Towers Watson & Co., Class A(a)	37,112	1,651,855

		8,448,714

Real Estate Investment Trusts (REITs) 7.8%
Alexandria Real Estate Equities, Inc.(a)	39,098	2,758,364
AMB Property Corp.(a)	148,435	3,704,938
BRE Properties, Inc.(a)	54,890	2,277,935
Camden Property Trust(a)	58,123	2,645,759
Corporate Office Properties Trust(a)	52,016	1,950,600
Cousins Properties, Inc.(a)	90,440	619,514
Duke Realty Corp.(a)	218,222	2,609,935
Equity One, Inc.	30,529	520,214
Essex Property Trust, Inc.(a)	26,571	2,792,878
Federal Realty Investment Trust(a)	54,151	4,234,067
Highwoods Properties, Inc.	63,456	1,986,807
Hospitality Properties Trust(a)	108,820	2,225,369
Liberty Property Trust(a)	99,960	3,168,732
Macerich Co. (The)(a)	114,512	4,746,522
Mack-Cali Realty Corp.	69,989	2,255,046
Nationwide Health Properties, Inc.(a)	105,739	3,956,753
Omega Healthcare Investors, Inc.(a)	82,077	1,804,052
Potlatch Corp.(a)	35,268	1,307,032
Rayonier, Inc.	70,774	3,455,894
Realty Income Corp.(a)	92,218	2,959,276
Regency Centers Corp.(a)	72,198	2,724,753
Senior Housing Properties Trust(a)	112,447	2,535,680
SL Green Realty Corp.(a)	68,814	4,145,355
UDR, Inc.(a)	143,142	3,021,728
Weingarten Realty Investors(a)	92,308	1,954,160

		66,361,363

Real Estate Management & Development 0.3%
Jones Lang LaSalle, Inc.(a)	37,103	2,873,998

Road & Rail 1.2%
Con-way, Inc.(a)	47,506	1,600,477
J.B. Hunt Transport Services, Inc.	77,549	2,752,214
Kansas City Southern*	89,777	3,294,816
Landstar System, Inc.	44,269	1,794,665
Werner Enterprises, Inc.(a)	38,947	896,950

		10,339,122

Semiconductors & Semiconductor Equipment 2.9%
Atmel Corp.*	406,300	2,124,949
Cree, Inc.*(a)	94,871	6,720,663
Fairchild Semiconductor International, Inc.*	110,879	1,006,781
Integrated Device Technology, Inc.*	144,187	837,726
International Rectifier Corp.*(a)	62,383	1,218,340
Intersil Corp., Class A	109,174	1,240,217
Lam Research Corp.*(a)	111,685	4,711,990
RF Micro Devices, Inc.*	237,368	989,825
Semtech Corp.*(a)	54,532	947,766
Silicon Laboratories, Inc.*(a)	40,610	1,626,431
Skyworks Solutions, Inc.*	156,423	2,742,095

		24,166,783

Software 3.8%
ACI Worldwide, Inc.*(a)	30,451	590,749
Advent Software, Inc.*(a)	13,869	710,925
ANSYS, Inc.*(a)	79,888	3,590,966
Cadence Design Systems, Inc.*	238,584	1,660,545
FactSet Research Systems, Inc.(a)	36,644	2,748,300
Fair Isaac Corp.(a)	40,300	961,155
Informatica Corp.*(a)	81,060	2,442,338
Jack Henry & Associates, Inc.	75,319	1,913,102
Mentor Graphics Corp.*(a)	94,306	907,224
MICROS Systems, Inc.*(a)	70,882	2,536,158
Parametric Technology Corp.*(a)	102,467	1,838,258
Quest Software, Inc.*	54,493	1,098,579
Rovi Corp.*(a)	90,076	4,008,382
Solera Holdings, Inc.(a)	61,800	2,347,164
Synopsys, Inc.*(a)	130,607	2,852,457
TIBCO Software, Inc.*	146,651	1,988,587

		32,194,889

Specialty Retail 3.8%
Aaron’s, Inc.(a)	71,928	1,306,212
Advance Auto Parts, Inc.	77,156	4,130,161
Aeropostale, Inc.*(a)	82,545	2,346,754
American Eagle Outfitters, Inc.(a)	184,517	2,271,404
AnnTaylor Stores Corp.*(a)	51,492	903,170
Barnes & Noble, Inc.(a)	35,531	460,837
Chico’s FAS, Inc.	157,748	1,478,099
Coldwater Creek, Inc.*(a)	51,320	201,174
Collective Brands, Inc.*(a)	57,276	917,562
Dick’s Sporting Goods, Inc.*(a)	79,702	2,096,960
Dress Barn, Inc.*	52,974	1,308,458
Foot Locker, Inc.(a)	138,217	1,878,369
Guess?, Inc.	51,660	1,844,262
J Crew Group, Inc.*(a)	49,600	1,767,248
PetSmart, Inc.(a)	104,440	3,242,862
Rent-A-Center, Inc.*	58,080	1,277,179
Tractor Supply Co.(a)	32,079	2,229,811
Williams-Sonoma, Inc.	94,845	2,533,310

		32,193,832

Textiles, Apparel & Luxury Goods 1.2%
Fossil, Inc.*(a)	42,822	1,695,751
Hanesbrands, Inc.*	84,377	2,113,644
Phillips-Van Heusen Corp.(a)	50,032	2,596,161
Timberland Co. (The), Class A*(a)	37,844	666,811
Under Armour, Inc., Class A*(a)	33,562	1,260,589
Warnaco Group, Inc. (The)*(a)	39,195	1,637,175

		9,970,131

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Thrifts & Mortgage Finance 1.5%
Astoria Financial Corp. (a)	72,591	$961,105
First Niagara Financial Group, Inc. (a)	184,500	2,474,145
New York Community Bancorp, Inc. (a)	384,346	6,633,812
NewAlliance Bancshares, Inc.	93,540	1,138,381
Washington Federal, Inc.	99,272	1,727,333

		12,934,776

Tobacco 0.1%
Universal Corp.	21,328	945,897

Trading Companies & Distributors 0.5%
GATX Corp. (a)	40,856	1,154,591
MSC Industrial Direct Co., Class A (a)	39,088	1,969,644
United Rentals, Inc. *	53,407	703,904

		3,828,139

Water Utilities 0.3%
Aqua America, Inc. (a)	120,888	2,356,107

Wireless Telecommunication Services 0.5%
Syniverse Holdings, Inc. *(a)	61,544	1,374,278
Telephone & Data Systems, Inc. (a)	76,271	2,603,129
Telephone & Data Systems, Inc. — Special Shares	4,800	144,048

		4,121,455

Total Common Stocks (cost $865,342,266)		829,208,491

Mutual Fund 1.5%
Money Market Fund 1.5%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26%(b)	12,761,493	12,761,493

Total Mutual Fund (cost $12,761,493)		12,761,493

Repurchase Agreements 28.5%

	Principal	Market
	Amount	Value

Barclays Capital, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $50,000,875, collateralized by U.S. Treasury Securities ranging from 1.00% - 3.25%, maturing 07/31/2011 - 03/31/2017; total market value $51,000,002.(c)	$50,000,000	$50,000,000
Goldman Sachs & Co., 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $93,608,662, collateralized by U.S. Government Agency Mortgages ranging from 0.0% - 14.00%, maturing 09/15/2010 - 07/20/2060; total market value $95,479,165.(c)	93,607,024	93,607,024
Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $98,178,774, collateralized by U.S. Government Agency Mortgages ranging from 3.50% - 6.00%, maturing 05/01/2022 - 06/01/2040; total market value $100,140,596.(c)	98,177,056	98,177,056

Total Repurchase Agreements (cost $241,784,080)		241,784,080

Total Investments (cost $1,119,887,839)(d) — 127.7%		1,083,754,064
Liabilities in excess of other assets — (27.7%)		(234,843,186)

NET ASSETS — 100.0%		$848,910,878

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $236,788,449.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $241,784,080.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,123,949,869, tax unrealized appreciation and depreciation were $95,747,859 and $(135,943,664), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
At July 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

261	E-mini S&P MidCap 400 Index	09/17/10	$19,804,680	$218,779
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$829,208,491	$—	$—	$829,208,491
Futures Contracts	218,779	—	—	218,779
Mutual Fund	12,761,493	—	—	12,761,493
Repurchase Agreements	—	241,784,080	—	241,784,080

Total	$842,188,763	$241,784,080	$—	$1,083,972,843

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Mid Cap Market Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of July 31, 2010
     Derivatives not accounted for as hedging instruments

		Fair Value

Assets:
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	218,779

Total		$218,779

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks 98.6%

		Market
	Shares	Value

Aerospace & Defense 2.8%
Boeing Co. (The)	162,431	$11,068,048
General Dynamics Corp.	82,662	5,063,048
Goodrich Corp. (a)	26,651	1,942,058
Honeywell International, Inc. (a)	163,749	7,018,282
ITT Corp.	39,860	1,878,203
L-3 Communications Holdings, Inc.	24,826	1,813,291
Lockheed Martin Corp.	67,522	5,074,278
Northrop Grumman Corp.	64,605	3,788,437
Precision Castparts Corp.	30,277	3,699,547
Raytheon Co.	81,257	3,759,761
Rockwell Collins, Inc. (a)	34,441	1,968,648
United Technologies Corp.	200,556	14,259,532

		61,333,133

Air Freight & Logistics 1.1%
CH Robinson Worldwide, Inc. (a)	35,582	2,319,947
Expeditors International of Washington, Inc. (a)	46,400	1,978,496
FedEx Corp.	66,853	5,518,715
United Parcel Service, Inc., Class B	212,616	13,820,040

		23,637,198

Airlines 0.1%
Southwest Airlines Co. (a)	158,876	1,914,456

Auto Components 0.2%
Goodyear Tire & Rubber Co. (The) *	52,621	561,466
Johnson Controls, Inc.	143,758	4,141,668

		4,703,134

Automobiles 0.5%
Ford Motor Co. *(a)	728,511	9,303,086
Harley-Davidson, Inc.	51,227	1,394,911

		10,697,997

Beverages 2.6%
Brown-Forman Corp., Class B (a)	22,893	1,447,067
Coca-Cola Co. (The)	494,366	27,244,510
Coca-Cola Enterprises, Inc.	68,857	1,976,196
Constellation Brands, Inc., Class A *	42,300	721,638
Dr. Pepper Snapple Group, Inc.	52,699	1,978,847
Molson Coors Brewing Co., Class B	33,271	1,497,528
PepsiCo, Inc.	345,919	22,453,602

		57,319,388

Biotechnology 1.4%
Amgen, Inc. *	205,472	11,204,388
Biogen Idec, Inc. *(a)	51,893	2,899,781
Celgene Corp. *	98,400	5,426,760
Cephalon, Inc. *	15,701	891,032
Genzyme Corp. *(a)	56,750	3,947,530
Gilead Sciences, Inc. *(a)	190,882	6,360,188

		30,729,679

Building Products 0.0%†
Masco Corp. (a)	79,627	818,566

Capital Markets 2.5%
Ameriprise Financial, Inc.	56,551	2,397,197
Bank of New York Mellon Corp. (The) (a)	259,207	6,498,319
Charles Schwab Corp. (The)	208,313	3,080,949
E*Trade Financial Corp. *	40,685	595,221
Federated Investors, Inc., Class B (a)	19,511	414,023
Franklin Resources, Inc.	31,871	3,205,585
Goldman Sachs Group, Inc. (The)	110,419	16,653,394
Invesco Ltd. (a)	98,905	1,932,604
Janus Capital Group, Inc. (a)	36,531	382,845
Legg Mason, Inc. (a)	35,800	1,034,262
Morgan Stanley	298,840	8,065,692
Northern Trust Corp. (a)	52,536	2,468,667
State Street Corp.	106,950	4,162,494
T. Rowe Price Group, Inc.	55,982	2,700,012

		53,591,264

Chemicals 2.0%
Air Products & Chemicals, Inc.	45,366	3,292,664
Airgas, Inc.	18,500	1,207,865
CF Industries Holdings, Inc.	14,840	1,204,860
Dow Chemical Co. (The) (a)	246,770	6,744,224
E.I. du Pont de Nemours & Co.	193,550	7,871,679
Eastman Chemical Co. (a)	15,760	987,206
Ecolab, Inc.	49,518	2,421,925
FMC Corp. (a)	16,900	1,056,081
International Flavors & Fragrances, Inc.	16,513	749,360
Monsanto Co. (a)	116,680	6,748,771
PPG Industries, Inc. (a)	35,806	2,487,443
Praxair, Inc. (a)	65,632	5,698,170
Sherwin-Williams Co. (The)	20,386	1,409,692
Sigma-Aldrich Corp. (a)	27,250	1,528,725

		43,408,665

Commercial Banks 3.0%
BB&T Corp. (a)	147,615	3,665,281
Comerica, Inc.	37,326	1,431,825
Fifth Third Bancorp (a)	168,678	2,143,897
First Horizon National Corp. *(a)	49,749	570,621
Huntington Bancshares, Inc.	159,720	967,903
KeyCorp (a)	192,372	1,627,467
M&T Bank Corp. (a)	17,538	1,531,769
Marshall & Ilsley Corp. (a)	109,888	772,513
PNC Financial Services Group, Inc.	112,428	6,677,099
Regions Financial Corp. (a)	254,285	1,863,909
SunTrust Banks, Inc. (a)	106,926	2,774,730
U.S. Bancorp	410,136	9,802,250
Wells Fargo & Co.	1,116,647	30,964,621
Zions Bancorporation (a)	33,326	739,504

		65,533,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Services & Supplies 0.5%
Avery Dennison Corp.	22,979	$823,797
Cintas Corp. (a)	28,501	754,137
Iron Mountain, Inc.	39,000	923,130
Pitney Bowes, Inc. (a)	44,796	1,093,471
Republic Services, Inc.	69,699	2,220,610
RR Donnelley & Sons Co.	44,606	752,503
Stericycle, Inc. *(a)	18,600	1,171,800
Waste Management, Inc. (a)	106,113	3,602,536

		11,341,984

Communications Equipment 2.3%
Cisco Systems, Inc. *	1,226,009	28,284,027
Harris Corp. (a)	29,200	1,300,276
JDS Uniphase Corp. *	45,694	495,780
Juniper Networks, Inc. *(a)	112,500	3,125,250
Motorola, Inc. *	494,428	3,703,266
QUALCOMM, Inc.	351,851	13,398,486
Tellabs, Inc.	84,452	589,475

		50,896,560

Computers & Peripherals 4.4%
Apple, Inc. *	195,082	50,184,845
Dell, Inc. *(a)	368,358	4,877,060
EMC Corp. *(a)	439,596	8,699,605
Hewlett-Packard Co.	500,736	23,053,885
Lexmark International, Inc., Class A *	17,801	654,187
NetApp, Inc. *(a)	73,305	3,100,801
QLogic Corp. *	28,190	448,785
SanDisk Corp. *	48,900	2,136,930
Western Digital Corp. *	48,300	1,274,637

		94,430,735

Construction & Engineering 0.2%
Fluor Corp. (a)	37,799	1,825,314
Jacobs Engineering Group, Inc. *(a)	26,900	983,733
Quanta Services, Inc. *(a)	45,200	970,896

		3,779,943

Construction Materials 0.1%
Vulcan Materials Co.	26,886	1,216,323

Consumer Finance 0.9%
American Express Co. (a)	257,065	11,475,382
Capital One Financial Corp.	97,328	4,119,894
Discover Financial Services (a)	116,621	1,780,803
SLM Corp. *	102,265	1,227,180

		18,603,259

Containers & Packaging 0.2%
Ball Corp.	20,630	1,201,491
Bemis Co., Inc. (a)	22,529	674,969
Owens-Illinois, Inc. *(a)	36,400	1,006,460
Pactiv Corp. *	28,836	877,191
Sealed Air Corp. (a)	33,008	713,963

		4,474,074

Distributors 0.1%
Genuine Parts Co. (a)	34,816	1,491,169

Diversified Consumer Services 0.1%
Apollo Group, Inc., Class A *(a)	27,526	1,269,774
DeVry, Inc.	14,200	763,960
H&R Block, Inc. (a)	73,472	1,152,041

		3,185,775

Diversified Financial Services 4.3%
Bank of America Corp.	2,150,413	30,191,798
Citigroup, Inc. *	4,842,139	19,852,770
CME Group, Inc.	14,226	3,966,209
IntercontinentalExchange, Inc. *	15,661	1,654,115
JPMorgan Chase & Co.	852,749	34,348,730
Leucadia National Corp. *(a)	39,531	873,240
Moody’s Corp. (a)	42,202	993,857
NASDAQ OMX Group, Inc. (The) *	30,100	586,047
NYSE Euronext	57,400	1,662,878

		94,129,644

Diversified Telecommunication Services 2.6%
AT&T, Inc.	1,266,454	32,851,817
CenturyLink, Inc.	63,707	2,269,243
Frontier Communications Corp. (a)	214,807	1,641,125
Qwest Communications International, Inc.	317,930	1,799,484
Verizon Communications, Inc.	607,280	17,647,557
Windstream Corp. (a)	101,402	1,155,983

		57,365,209

Electric Utilities 1.9%
Allegheny Energy, Inc.	36,796	838,949
American Electric Power Co., Inc. (a)	101,963	3,668,629
Duke Energy Corp. (a)	280,125	4,790,138
Edison International	71,332	2,364,656
Entergy Corp. (a)	40,476	3,137,295
Exelon Corp. (a)	141,198	5,906,312
FirstEnergy Corp. (a)	66,100	2,491,970
NextEra Energy, Inc. (a)	88,532	4,630,224
Northeast Utilities	36,798	1,024,456
Pepco Holdings, Inc. (a)	47,877	809,600
Pinnacle West Capital Corp.	22,625	861,786
PPL Corp.	100,481	2,742,126
Progress Energy, Inc. (a)	60,958	2,566,941
Southern Co. (a)	176,109	6,221,931

		42,055,013

Electrical Equipment 0.5%
Emerson Electric Co. (a)	161,064	7,979,111
Rockwell Automation, Inc. (a)	30,476	1,650,275
Roper Industries, Inc. (a)	19,717	1,232,312

		10,861,698

Electronic Equipment, Instruments & Components 0.6%
Agilent Technologies, Inc. *	73,876	2,063,357
Amphenol Corp., Class A (a)	38,200	1,711,360
Corning, Inc.	333,222	6,037,982
FLIR Systems, Inc. *(a)	32,400	964,224
Jabil Circuit, Inc. (a)	39,719	576,323
Molex, Inc. (a)	28,921	570,033

		11,923,279

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Energy Equipment & Services 1.8%
Baker Hughes, Inc. (a)	93,266	$4,501,950
Cameron International Corp. *(a)	52,300	2,070,557
Diamond Offshore Drilling, Inc. (a)	14,900	886,401
FMC Technologies, Inc. *	27,600	1,746,528
Halliburton Co. (a)	193,124	5,770,545
Helmerich & Payne, Inc. (a)	22,800	924,084
Nabors Industries Ltd. *(a)	60,654	1,116,640
National Oilwell Varco, Inc.	89,588	3,508,266
Rowan Cos., Inc. *	25,386	641,250
Schlumberger Ltd. (a)	257,136	15,340,734
Smith International, Inc.	53,000	2,198,440

		38,705,395

Food & Staples Retailing 2.5%
Costco Wholesale Corp. (a)	94,152	5,339,360
CVS Caremark Corp.	291,902	8,958,472
Kroger Co. (The)	137,348	2,909,031
Safeway, Inc.	86,982	1,786,610
SUPERVALU, Inc. (a)	45,979	518,643
Sysco Corp.	126,733	3,924,921
Walgreen Co. (a)	211,725	6,044,749
Wal-Mart Stores, Inc. (a)	445,591	22,809,803
Whole Foods Market, Inc. *(a)	37,500	1,423,875

		53,715,464

Food Products 1.8%
Archer-Daniels-Midland Co.	137,543	3,763,177
Campbell Soup Co. (a)	40,142	1,441,098
ConAgra Foods, Inc. (a)	94,828	2,226,561
Dean Foods Co. *	39,100	448,086
General Mills, Inc.	141,667	4,845,011
H.J. Heinz Co. (a)	67,557	3,004,935
Hershey Co. (The)	35,622	1,674,234
Hormel Foods Corp.	15,700	673,844
JM Smucker Co. (The) (a)	25,700	1,578,751
Kellogg Co.	54,442	2,724,822
Kraft Foods, Inc., Class A	373,115	10,898,689
McCormick & Co., Inc., Non-Voting Shares (a)	27,787	1,092,863
Mead Johnson Nutrition Co.	43,398	2,306,170
Sara Lee Corp. (a)	141,839	2,097,799
Tyson Foods, Inc., Class A	65,700	1,150,407

		39,926,447

Gas Utilities 0.1%
EQT Corp. (a)	30,789	1,129,340
Nicor, Inc. (a)	9,805	429,361
Oneok, Inc. (a)	22,800	1,060,884

		2,619,585

Health Care Equipment & Supplies 1.7%
Baxter International, Inc.	128,773	5,636,394
Becton, Dickinson and Co.	50,486	3,473,437
Boston Scientific Corp. *(a)	328,618	1,840,261
C.R. Bard, Inc. (a)	20,486	1,608,765
CareFusion Corp. *	38,598	813,260
DENTSPLY International, Inc. (a)	32,400	972,648
Hospira, Inc. *	35,127	1,830,117
Intuitive Surgical, Inc. *(a)	8,326	2,734,008
Medtronic, Inc.	237,006	8,762,112
St. Jude Medical, Inc. *	71,622	2,633,541
Stryker Corp. (a)	59,928	2,790,847
Varian Medical Systems, Inc. *(a)	27,000	1,490,400
Zimmer Holdings, Inc. *	43,501	2,305,118

		36,890,908

Health Care Providers & Services 2.0%
Aetna, Inc.	91,284	2,542,259
AmerisourceBergen Corp.	61,704	1,849,269
Cardinal Health, Inc.	77,697	2,507,282
CIGNA Corp.	58,583	1,802,013
Coventry Health Care, Inc. *	31,200	618,696
DaVita, Inc. *	22,500	1,289,700
Express Scripts, Inc. *	117,680	5,316,783
Humana, Inc. *	36,361	1,709,694
Laboratory Corp of America Holdings *(a)	22,700	1,656,646
McKesson Corp.	57,853	3,634,326
Medco Health Solutions, Inc. *	97,992	4,703,616
Patterson Cos., Inc. (a)	21,200	565,616
Quest Diagnostics, Inc.	32,419	1,523,369
Tenet Healthcare Corp. *(a)	101,387	466,380
UnitedHealth Group, Inc.	243,812	7,424,075
WellPoint, Inc. *	91,629	4,647,423

		42,257,147

Health Care Technology 0.1%
Cerner Corp. *(a)	14,549	1,126,820

Hotels, Restaurants & Leisure 1.7%
Carnival Corp. (a)	93,563	3,244,765
Darden Restaurants, Inc. (a)	29,876	1,251,506
International Game Technology	64,032	975,848
Marriott International, Inc., Class A (a)	54,326	1,842,195
McDonald’s Corp.	230,441	16,068,651
Starbucks Corp. (a)	159,124	3,954,231
Starwood Hotels & Resorts Worldwide, Inc. (a)	40,226	1,948,950
Wyndham Worldwide Corp. (a)	41,029	1,047,470
Wynn Resorts Ltd. (a)	14,515	1,272,675
Yum! Brands, Inc. (a)	100,162	4,136,690

		35,742,981

Household Durables 0.4%
D.R. Horton, Inc. (a)	60,400	665,608
Fortune Brands, Inc. (a)	32,886	1,443,038
Harman International Industries, Inc. *	14,157	430,514
Leggett & Platt, Inc. (a)	34,701	723,169
Lennar Corp., Class A	33,274	491,457
Newell Rubbermaid, Inc. (a)	60,242	933,751
Pulte Group, Inc. *(a)	67,570	593,264
Stanley Black & Decker, Inc.	34,041	1,975,059
Whirlpool Corp. (a)	16,417	1,367,536

		8,623,396

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Household Products 2.5%
Clorox Co. (a)	30,286	$1,964,956
Colgate-Palmolive Co.	105,708	8,348,818
Kimberly-Clark Corp. (a)	88,391	5,667,631
Procter & Gamble Co. (The)	617,723	37,779,938

		53,761,343

Independent Power Producers & Energy Traders 0.2%
AES Corp. (The) *	143,307	1,477,495
Constellation Energy Group, Inc.	44,986	1,421,557
NRG Energy, Inc. *(a)	56,073	1,271,736

		4,170,788

Industrial Conglomerates 2.4%
3M Co. (a)	152,636	13,056,484
General Electric Co.	2,288,453	36,889,862
Textron, Inc. (a)	57,358	1,190,752

		51,137,098

Information Technology Services 3.1%
Automatic Data Processing, Inc.	108,078	4,460,379
Cognizant Technology Solutions Corp., Class A *(a)	63,754	3,478,418
Computer Sciences Corp.	32,881	1,490,496
Fidelity National Information Services, Inc. (a)	70,165	2,011,631
Fiserv, Inc. *	32,734	1,639,973
International Business Machines Corp. (b)	275,057	35,317,319
MasterCard, Inc., Class A	20,643	4,335,856
Paychex, Inc. (a)	68,852	1,789,463
SAIC, Inc. *	61,558	1,023,710
Teradata Corp. *	37,600	1,195,680
Total System Services, Inc. (a)	40,678	606,509
Visa, Inc., Class A	96,749	7,096,539
Western Union Co. (The)	144,171	2,339,895

		66,785,868

Insurance 4.0%
ACE Ltd.	72,095	3,826,803
Aflac, Inc. (a)	100,213	4,929,478
Allstate Corp. (The)	114,914	3,245,171
American International Group, Inc. *(a)	30,931	1,189,916
Aon Corp. (a)	58,627	2,208,479
Assurant, Inc.	25,600	954,624
Berkshire Hathaway, Inc., Class B *(a)	356,067	27,815,954
Chubb Corp.	70,362	3,703,152
Cincinnati Financial Corp. (a)	35,389	974,967
Genworth Financial, Inc., Class A *(a)	104,400	1,417,752
Hartford Financial Services Group, Inc.	94,981	2,223,505
Lincoln National Corp.	63,967	1,665,701
Loews Corp. (a)	75,403	2,801,221
Marsh & McLennan Cos., Inc. (a)	114,997	2,704,729
MetLife, Inc.	175,379	7,376,441
Principal Financial Group, Inc. (a)	68,907	1,764,708
Progressive Corp. (The)	148,100	2,908,684
Prudential Financial, Inc.	99,521	5,701,558
Torchmark Corp. (a)	18,531	983,440
Travelers Cos., Inc. (The) (a)	106,247	5,360,161
Unum Group (a)	72,449	1,653,286
XL Group PLC	72,146	1,279,149

		86,688,879

Internet & Catalog Retail 0.6%
Amazon.com, Inc. *(a)	73,408	8,654,069
Expedia, Inc.	45,500	1,031,940
priceline.com, Inc. *(a)	10,048	2,254,771

		11,940,780

Internet Software & Services 1.7%
Akamai Technologies, Inc. *(a)	37,400	1,434,664
eBay, Inc. *	242,748	5,075,861
Google, Inc., Class A *	51,868	25,148,200
Monster Worldwide, Inc. *(a)	24,931	342,053
VeriSign, Inc. *(a)	39,145	1,101,932
Yahoo!, Inc. *	253,848	3,523,410

		36,626,120

Leisure Equipment & Products 0.1%
Eastman Kodak Co. *(a)	59,546	236,397
Hasbro, Inc.	27,485	1,158,493
Mattel, Inc. (a)	77,423	1,638,271

		3,033,161

Life Sciences Tools & Services 0.3%
Life Technologies Corp. *	38,675	1,662,638
PerkinElmer, Inc.	25,696	500,044
Thermo Fisher Scientific, Inc. *	87,476	3,924,174
Waters Corp. *	19,936	1,279,094

		7,365,950

Machinery 1.8%
Caterpillar, Inc.	134,254	9,364,216
Cummins, Inc.	43,200	3,439,152
Danaher Corp.	112,186	4,309,064
Deere & Co.	90,698	6,047,743
Dover Corp.	40,356	1,935,877
Eaton Corp. (a)	35,536	2,788,155
Flowserve Corp.	12,300	1,219,668
Illinois Tool Works, Inc.	82,594	3,592,839
PACCAR, Inc.	77,891	3,568,966
Pall Corp. (a)	25,691	982,424
Parker Hannifin Corp.	34,434	2,139,040
Snap-on, Inc. (a)	11,822	528,089

		39,915,233

Media 3.2%
CBS Corp. Non-Voting, Class B (a)	145,037	2,143,647
Comcast Corp., Class A	605,221	11,783,653
DIRECTV, Class A *	194,933	7,243,710
Discovery Communications, Inc., Class A *(a)	61,300	2,366,793
Gannett Co., Inc. (a)	50,776	669,228
Interpublic Group of Cos., Inc. (The) *(a)	103,778	948,531
McGraw-Hill Cos., Inc. (The)	68,802	2,111,533
Meredith Corp.	8,235	261,461
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Media (continued)
New York Times Co. (The), Class A *(a)	28,106	$245,646
News Corp., Class A	482,500	6,296,625
Omnicom Group, Inc.	66,682	2,484,571
Scripps Networks Interactive, Inc., Class A	18,722	798,119
Time Warner Cable, Inc.	75,491	4,315,820
Time Warner, Inc.	244,463	7,690,806
Viacom, Inc., Class B	130,037	4,296,423
Walt Disney Co. (The)	419,371	14,128,609
Washington Post Co. (The), Class B	1,285	540,330

		68,325,505

Metals & Mining 1.1%
AK Steel Holding Corp. (a)	25,500	356,745
Alcoa, Inc. (a)	216,780	2,421,433
Allegheny Technologies, Inc. (a)	20,975	998,620
Cliffs Natural Resources, Inc. (a)	28,609	1,618,411
Freeport-McMoRan Copper & Gold, Inc.	100,805	7,211,590
Newmont Mining Corp.	104,932	5,865,699
Nucor Corp. (a)	67,460	2,640,384
Titanium Metals Corp. *(a)	18,500	409,590
United States Steel Corp. (a)	30,731	1,362,305

		22,884,777

Multiline Retail 0.8%
Big Lots, Inc. *(a)	18,351	629,623
Family Dollar Stores, Inc. (a)	29,706	1,228,343
J.C. Penney Co., Inc. (a)	50,481	1,243,347
Kohl’s Corp. *	65,571	3,127,081
Macy’s, Inc. (a)	90,152	1,681,335
Nordstrom, Inc. (a)	35,092	1,193,128
Sears Holdings Corp. *(a)	10,361	735,631
Target Corp.	157,969	8,106,969

		17,945,457

Multi-Utilities 1.4%
Ameren Corp. (a)	50,456	1,280,069
CenterPoint Energy, Inc.	87,477	1,244,798
CMS Energy Corp. (a)	50,856	809,627
Consolidated Edison, Inc.	59,910	2,763,049
Dominion Resources, Inc. (a)	127,242	5,342,892
DTE Energy Co. (a)	35,699	1,647,866
Integrys Energy Group, Inc. (a)	17,109	810,111
NiSource, Inc. (a)	61,658	1,017,357
PG&E Corp. (a)	79,472	3,528,557
Public Service Enterprise Group, Inc. (a)	110,922	3,649,334
SCANA Corp. (a)	25,500	976,905
Sempra Energy (a)	52,881	2,630,830
TECO Energy, Inc.	47,681	779,107
Wisconsin Energy Corp. (a)	25,500	1,384,140
Xcel Energy, Inc. (a)	97,487	2,143,739

		30,008,381

Office Electronics 0.1%
Xerox Corp.	295,354	2,876,748

Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp. (a)	105,531	5,187,904
Apache Corp.	77,256	7,384,129
Cabot Oil & Gas Corp. (a)	22,600	688,622
Chesapeake Energy Corp. (a)	138,700	2,916,861
Chevron Corp.	430,504	32,808,710
ConocoPhillips (a)	318,771	17,602,535
CONSOL Energy, Inc.	47,773	1,790,532
Denbury Resources, Inc. *(a)	88,300	1,398,672
Devon Energy Corp.	95,492	5,967,295
El Paso Corp. (a)	150,113	1,849,392
EOG Resources, Inc. (a)	54,071	5,271,923
Exxon Mobil Corp.	1,097,299	65,486,804
Hess Corp.	62,219	3,334,316
Marathon Oil Corp.	151,624	5,071,823
Massey Energy Co.	21,298	651,293
Murphy Oil Corp.	41,800	2,288,550
Noble Energy, Inc. (a)	37,100	2,487,926
Occidental Petroleum Corp.	173,969	13,557,404
Peabody Energy Corp. (a)	57,040	2,575,356
Pioneer Natural Resources Co.	25,600	1,482,752
QEP Resources, Inc. *	37,700	1,297,634
Range Resources Corp.	33,695	1,250,758
Southwestern Energy Co. *	73,689	2,685,964
Spectra Energy Corp. (a)	137,800	2,864,862
Sunoco, Inc. (a)	25,620	913,865
Tesoro Corp.	30,300	391,173
Valero Energy Corp.	120,884	2,053,819
Williams Cos., Inc. (The)	124,838	2,423,106

		193,683,980

Paper & Forest Products 0.2%
International Paper Co. (a)	92,758	2,244,744
MeadWestvaco Corp.	35,547	851,706
Weyerhaeuser Co. (a)	46,201	749,380

		3,845,830

Personal Products 0.2%
Avon Products, Inc. (a)	91,417	2,845,811
Estee Lauder Cos., Inc. (The), Class A (a)	25,269	1,572,995

		4,418,806

Pharmaceuticals 5.8%
Abbott Laboratories	332,463	16,317,284
Allergan, Inc.	67,332	4,111,292
Bristol-Myers Squibb Co.	367,880	9,167,570
Eli Lilly & Co. (a)	216,918	7,722,281
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Pharmaceuticals (continued)
Forest Laboratories, Inc. *(a)	64,632	$1,793,538
Johnson & Johnson	591,163	34,340,659
King Pharmaceuticals, Inc. *(a)	53,623	469,737
Merck & Co., Inc.	668,144	23,024,242
Mylan, Inc. *(a)	66,751	1,161,467
Pfizer, Inc.	1,728,254	25,923,810
Watson Pharmaceuticals, Inc. *(a)	22,706	919,593

		124,951,473

Professional Services 0.1%
Dun & Bradstreet Corp.	11,700	799,812
Equifax, Inc. (a)	27,451	860,314
Robert Half International, Inc. (a)	33,806	851,235

		2,511,361

Real Estate Investment Trusts (REITs) 1.4%
Apartment Investment & Management Co., Class A (a)	27,716	595,062
AvalonBay Communities, Inc. (a)	17,555	1,844,855
Boston Properties, Inc. (a)	29,700	2,432,430
Equity Residential (a)	60,137	2,757,281
HCP, Inc. (a)	62,800	2,227,516
Health Care REIT, Inc. (a)	26,047	1,180,189
Host Hotels & Resorts, Inc.	139,529	2,000,846
Kimco Realty Corp. (a)	85,312	1,285,652
Plum Creek Timber Co., Inc. (a)	36,261	1,301,045
ProLogis (a)	104,851	1,138,682
Public Storage (a)	28,872	2,832,921
Simon Property Group, Inc.	62,495	5,575,804
Ventas, Inc. (a)	33,137	1,680,709
Vornado Realty Trust (a)	33,615	2,782,650

		29,635,642

Real Estate Management & Development 0.0%†
CB Richard Ellis Group, Inc., Class A *(a)	56,383	958,511

Road & Rail 0.8%
CSX Corp. (a)	84,112	4,434,385
Norfolk Southern Corp.	78,940	4,441,954
Ryder System, Inc.	12,505	546,093
Union Pacific Corp.	108,223	8,081,011

		17,503,443

Semiconductors & Semiconductor Equipment 2.5%
Advanced Micro Devices, Inc. *(a)	128,242	960,532
Altera Corp.	63,730	1,766,596
Analog Devices, Inc.	63,086	1,874,285
Applied Materials, Inc.	286,366	3,379,119
Broadcom Corp., Class A (a)	92,196	3,321,822
First Solar, Inc. *(a)	10,400	1,304,680
Intel Corp.	1,192,267	24,560,700
KLA-Tencor Corp.	36,621	1,159,787
Linear Technology Corp. (a)	47,767	1,522,812
LSI Corp. *(a)	135,391	545,626
MEMC Electronic Materials, Inc. *(a)	49,100	469,396
Microchip Technology, Inc. (a)	39,300	1,196,685
Micron Technology, Inc. *(a)	181,868	1,323,999
National Semiconductor Corp. (a)	49,338	680,864
Novellus Systems, Inc. *	20,821	556,129
NVIDIA Corp. *(a)	120,578	1,108,112
Teradyne, Inc. *(a)	37,101	399,207
Texas Instruments, Inc.	262,161	6,472,755
Xilinx, Inc. (a)	59,322	1,656,270

		54,259,376

Software 3.9%
Adobe Systems, Inc. *(a)	112,142	3,220,718
Autodesk, Inc. *(a)	49,662	1,467,015
BMC Software, Inc. *	40,656	1,446,541
CA, Inc.	84,938	1,661,387
Citrix Systems, Inc. *	39,171	2,155,188
Compuware Corp. *(a)	54,907	449,139
Electronic Arts, Inc. *	69,707	1,110,433
Intuit, Inc. *(a)	67,376	2,678,196
McAfee, Inc. *	33,800	1,118,780
Microsoft Corp.	1,634,458	42,185,361
Novell, Inc. *	71,496	431,836
Oracle Corp.	838,628	19,825,166
Red Hat, Inc. *(a)	42,800	1,376,020
Salesforce.com, Inc. *(a)	24,002	2,374,998
Symantec Corp. *	173,574	2,251,255

		83,752,033

Specialty Retail 1.9%
Abercrombie & Fitch Co., Class A (a)	18,211	672,714
AutoNation, Inc. *(a)	23,080	563,844
AutoZone, Inc. *	6,410	1,356,164
Bed Bath & Beyond, Inc. *	56,302	2,132,720
Best Buy Co., Inc. (a)	73,542	2,548,966
CarMax, Inc. *(a)	47,835	1,009,319
GameStop Corp., Class A *(a)	32,400	649,620
Gap, Inc. (The)	99,040	1,793,614
Home Depot, Inc.	360,427	10,275,774
Limited Brands, Inc. (a)	57,328	1,469,890
Lowe’s Cos., Inc.	306,555	6,357,951
Office Depot, Inc. *	55,662	240,460
O’Reilly Automotive, Inc. *(a)	30,500	1,503,040
RadioShack Corp.	29,871	643,421
Ross Stores, Inc. (a)	25,841	1,360,787
Staples, Inc.	155,436	3,160,014
Tiffany & Co. (a)	26,686	1,122,680
TJX Cos., Inc.	88,568	3,677,343
Urban Outfitters, Inc. *	27,800	894,048

		41,432,369

Textiles, Apparel & Luxury Goods 0.5%
Coach, Inc.	65,443	2,419,428
NIKE, Inc., Class B	83,472	6,146,878
Polo Ralph Lauren Corp. (a)	14,107	1,114,594
VF Corp. (a)	19,106	1,515,679

		11,196,579

Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp, Inc. (a)	101,656	1,262,568
People’s United Financial, Inc.	78,642	1,088,405

		2,350,973

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Tobacco 1.6%
Altria Group, Inc.	445,420	$9,870,507
Lorillard, Inc.	33,200	2,531,168
Philip Morris International, Inc. (a)	397,217	20,273,956
Reynolds American, Inc.	36,790	2,127,198

		34,802,829

Trading Companies & Distributors 0.1%
Fastenal Co. (a)	28,300	1,388,964
W.W. Grainger, Inc. (a)	13,525	1,514,935

		2,903,899

Wireless Telecommunication Services 0.3%
American Tower Corp., Class A *	86,000	3,976,640
MetroPCS Communications, Inc. *(a)	58,700	525,365
Sprint Nextel Corp. *	643,314	2,939,945

		7,441,950

Total Common Stocks (cost $2,294,846,771)		2,138,164,819

Mutual Fund 1.3%

		Market
	Shares	Value

Money Market Fund 1.3%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (c)	27,445,245	27,445,245

Total Mutual Fund (cost $27,445,245)		27,445,245

Repurchase Agreements 17.0%

	Principal	Market
	Amount	Value

Barclays Capital, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $25,000,438, collateralized by U.S. Treasury Securities ranging from 1.00% to 3.25%, maturing 07/31/11-03/31/17; total market value $25,500,001. (d)	$25,000,000	$25,000,000
Goldman Sachs & Co., 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $135,073,875, collateralized by U.S. Government Agency Mortgages from 0.00% to 14.00%, maturing 09/15/10-07/20/60; total market value $137,772,941. (d)	135,071,511	135,071,511
Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $209,361,911, collateralized by U.S. Government Agency Mortgages ranging from 3.50% to 6.00%, maturing 05/01/22-06/01/40; total market value $213,545,411. (d)	209,358,247	209,358,247

Total Repurchase Agreements (cost $369,429,758)		369,429,758

Total Investments (cost $2,691,721,774) (e) — 116.9%		2,535,039,822

Liabilities in excess of other assets — (16.9%)		(365,733,290)

NET ASSETS — 100.0%		$2,169,306,532

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $360,529,714.

(b)	A security or a portion of a security was used to cover the margin requirement for futures contracts.

(c)	Represents 7-day effective yield as of July 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $369,429,758.

(e)	At July 31, 2010, the tax basis cost of the Fund’s investments was $2,732,573,253, tax unrealized appreciation and depreciation were $233,947,315 and $(431,480,746), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
At July 31, 2010, the Fund’s open futures contracts were as follows:

Number of Contracts	Long Contracts	Expiration	Notional Value Covered by Contracts	Unrealized Appreciation

572	E-mini S&P 500 Index	09/17/10	$31,411,380	$719,521
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide S&P 500 Index Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$2,138,164,819	$—	$—	$2,138,164,819
Futures Contracts	719,521	—	—	719,521
Mutual Fund	27,445,245	—	—	27,445,245
Repurchase Agreements	—	369,429,758	—	369,429,758

Total	$2,166,329,585	$369,429,758	$—	$2,535,759,343

Amounts designated as “—” are zero or have been rounded to zero.

* See Statement of Investments for identification of securities by type and industry classification.

For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of July 31, 2010
     Derivatives not accounted for as hedging instruments

		Fair Value

Assets:
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	$719,521

Total		$719,521

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks 97.0%

		Market
	Shares	Value

Aerospace & Defense 1.9%
AAR Corp.*	17,167	$288,406
Aerovironment, Inc.*	7,318	174,973
American Science & Engineering, Inc.	3,963	313,790
Applied Energetics, Inc.*(a)	34,846	44,603
Applied Signal Technology, Inc.	6,044	125,474
Argon ST, Inc.*	5,994	206,613
Astronics Corp.*(a)	4,227	67,632
Ceradyne, Inc.*	11,198	260,354
Cubic Corp.	6,864	278,129
Curtiss-Wright Corp.	20,016	606,285
DigitalGlobe, Inc.*	12,057	328,674
Ducommun, Inc.(a)	4,695	98,079
Esterline Technologies Corp.*(a)	13,058	670,267
GenCorp, Inc.*(a)	26,142	137,507
GeoEye, Inc.*	9,748	336,501
HEICO Corp.(a)	12,914	510,490
Herley Industries, Inc.*	6,145	95,125
Hexcel Corp.*	42,583	795,876
Kratos Defense & Security Solutions, Inc.*(a)	7,493	82,873
Ladish Co., Inc.*	7,015	206,311
LMI Aerospace, Inc.*	3,914	67,399
Moog, Inc., Class A*	19,914	713,120
Orbital Sciences Corp.*	25,225	369,294
Stanley, Inc.*	6,039	225,557
Taser International, Inc.*(a)	28,473	116,739
Teledyne Technologies, Inc.*(a)	15,812	648,766
Triumph Group, Inc.	7,289	553,235

		8,322,072

Air Freight & Logistics 0.4%
Air Transport Services Group, Inc.*	23,970	127,281
Atlas Air Worldwide Holdings, Inc. *	11,406	667,023
Dynamex, Inc.*	4,799	64,594
Forward Air Corp.	12,829	372,554
HUB Group, Inc., Class A*(a)	16,475	529,671
Pacer International, Inc.*	15,743	129,722
Park-Ohio Holdings Corp.*(a)	3,612	48,943

		1,939,788

Airlines 0.8%
AirTran Holdings, Inc.*(a)	59,396	286,289
Alaska Air Group, Inc.*	15,528	801,089
Allegiant Travel Co.(a)	6,659	295,593
Hawaiian Holdings, Inc.*(a)	23,198	139,188
JetBlue Airways Corp.*(a)	106,181	682,744
Pinnacle Airlines Corp.*(a)	8,696	48,263
Republic Airways Holdings, Inc.*	15,300	95,625
SkyWest, Inc.	24,849	309,370
US Airways Group, Inc.*	70,532	765,272

		3,423,433

Auto Components 0.8%
American Axle & Manufacturing Holdings, Inc. *(a)	25,727	239,518
Amerigon, Inc.*(a)	9,811	97,129
Cooper Tire & Rubber Co.	26,884	580,963
Dana Holding Corp.*	61,097	725,832
Dorman Products, Inc.*(a)	5,096	118,941
Drew Industries, Inc.*	8,428	178,084
Exide Technologies*	33,932	204,271
Fuel Systems Solutions, Inc.*(a)	6,268	190,610
Hawk Corp., Class A*	2,402	70,210
Modine Manufacturing Co.*	20,671	209,811
Spartan Motors, Inc.	15,247	65,410
Standard Motor Products, Inc.	9,090	89,082
Stoneridge, Inc.*	7,184	76,941
Superior Industries International, Inc.	10,329	148,634
Tenneco, Inc.*(a)	26,296	725,769

		3,721,205

Automobiles 0.0%†
Winnebago Industries, Inc.*(a)	12,942	135,244

Beverages 0.1%
Boston Beer Co., Inc., Class A*	3,659	253,788
Coca-Cola Bottling Co. Consolidated	2,000	103,200
Heckmann Corp.*	39,823	180,398
MGP Ingredients, Inc.*	5,770	43,737
National Beverage Corp.	4,985	70,887

		652,010

Biotechnology 3.2%
Acorda Therapeutics, Inc.*(a)	17,050	551,397
Affymax, Inc.*	9,806	63,053
Alkermes, Inc.*	41,653	537,324
Allos Therapeutics, Inc.*	34,949	168,454
Alnylam Pharmaceuticals, Inc.*	16,119	247,427
AMAG Pharmaceuticals, Inc.*	9,245	291,033
Arena Pharmaceuticals, Inc.*(a)	48,493	385,519
ARIAD Pharmaceuticals, Inc.*	48,770	156,064
Arqule, Inc.*(a)	19,411	82,885
Array BioPharma, Inc.*	23,544	74,634
AVI BioPharma, Inc.*(a)	51,449	100,326
BioCryst Pharmaceuticals, Inc.*(a)	12,800	76,416
Biosante Pharmaceuticals, Inc.*(a)	32,032	51,572
Biotime, Inc.*(a)	9,550	53,958
Celera Corp.*	36,346	243,155
Celldex Therapeutics, Inc.*(a)	14,740	75,616
Cepheid, Inc.*(a)	26,239	434,255
Chelsea Therapeutics International Ltd. *	14,210	40,499
Clinical Data, Inc.*(a)	4,834	67,386
Combinatorx, Inc.*	30,512	47,294
Cubist Pharmaceuticals, Inc.*	25,479	549,837
Curis, Inc.*(a)	36,365	62,548
Cytokinetics, Inc.*(a)	23,081	63,473
Cytori Therapeutics, Inc.*(a)	18,238	87,178
CytRx Corp.*(a)	53,589	49,302
Dyax Corp.*	44,982	107,957
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Biotechnology (continued)
Dynavax Technologies Corp.*(a)	32,021	$70,766
Emergent Biosolutions, Inc.*	8,369	155,412
Enzon Pharmaceuticals, Inc.*	21,977	240,428
Exact Sciences Corp.*(a)	15,908	66,336
Exelixis, Inc.*(a)	48,434	151,114
Genomic Health, Inc.*(a)	6,503	83,824
Geron Corp.*(a)	43,481	244,798
Halozyme Therapeutics, Inc.*	31,928	228,924
Idenix Pharmaceuticals, Inc.*	16,653	85,097
ImmunoGen, Inc.*(a)	30,000	282,900
Immunomedics, Inc.*(a)	29,337	94,759
Incyte Corp Ltd.*(a)	38,841	505,710
Infinity Pharmaceuticals, Inc.*(a)	7,200	42,192
Inhibitex, Inc.*(a)	22,309	42,164
Inovio Pharmaceuticals, Inc.*	37,628	38,004
InterMune, Inc.*(a)	20,167	196,830
Ironwood Pharmaceuticals, Inc.*	8,803	103,875
Isis Pharmaceuticals, Inc.*(a)	41,493	410,366
Keryx Biopharmaceuticals, Inc.*(a)	23,311	87,649
Lexicon Pharmaceuticals, Inc.*(a)	89,118	134,568
Ligand Pharmaceuticals, Inc., Class B *	52,566	86,734
MannKind Corp.*(a)	27,676	191,241
Martek Biosciences Corp.*(a)	14,570	301,453
Maxygen, Inc.*(a)	14,209	88,238
Medivation, Inc.*(a)	15,173	144,295
Metabolix, Inc.*(a)	12,027	169,821
Micromet, Inc.*(a)	35,921	246,059
Momenta Pharmaceuticals, Inc.*(a)	17,857	381,068
Nabi Biopharmaceuticals*	20,251	115,836
Neuralstem, Inc.*(a)	19,251	47,165
Neurocrine Biosciences, Inc.*(a)	22,249	126,374
NeurogesX, Inc.*(a)	5,400	38,340
Novavax, Inc.*(a)	39,015	87,003
NPS Pharmaceuticals, Inc.*	26,486	183,283
Omeros Corp.*(a)	8,555	62,024
Onyx Pharmaceuticals, Inc.*	27,490	714,740
Opko Health, Inc.*(a)	41,039	102,187
Orexigen Therapeutics, Inc.*(a)	14,138	73,518
Osiris Therapeutics, Inc.*(a)	7,875	62,606
PDL BioPharma, Inc.(a)	52,482	326,438
Peregrine Pharmaceuticals, Inc.*(a)	25,663	41,574
Pharmacyclics, Inc.*(a)	17,388	121,194
Pharmasset, Inc.*	13,110	354,101
Progenics Pharmaceuticals, Inc.*(a)	12,670	58,282
Rigel Pharmaceuticals, Inc.*	23,523	190,536
Sangamo BioSciences, Inc.*(a)	21,343	80,463
Savient Pharmaceuticals, Inc.*	29,784	408,041
SciClone Pharmaceuticals, Inc.*(a)	17,163	59,212
Seattle Genetics, Inc.*	36,826	448,541
SIGA Technologies, Inc.*(a)	14,443	121,032
Spectrum Pharmaceuticals, Inc.*(a)	21,900	91,323
StemCells, Inc.*(a)	58,341	53,090
Targacept, Inc.*(a)	10,601	229,300
Theravance, Inc.*(a)	27,667	409,748
Vanda Pharmaceuticals, Inc.*	12,862	93,378
Vical, Inc.*	26,509	87,745
ZIOPHARM Oncology, Inc.*(a)	21,706	81,180
Zymogenetics, Inc.*(a)	24,291	99,350

		14,510,791

Building Products 0.7%
A.O. Smith Corp.	10,568	577,858
AAON, Inc.(a)	5,435	135,114
American Woodmark Corp.(a)	4,197	69,376
Ameron International Corp.	4,053	249,016
Apogee Enterprises, Inc.(a)	12,460	140,300
Builders FirstSource, Inc.*(a)	22,795	48,781
Gibraltar Industries, Inc.*	13,832	149,247
Griffon Corp.*	19,893	269,749
Insteel Industries, Inc.(a)	7,909	73,475
NCI Building Systems, Inc.*(a)	8,548	80,950
Quanex Building Products Corp.	16,759	294,791
Simpson Manufacturing Co., Inc.(a)	17,260	445,135
Trex Co., Inc.*(a)	7,031	152,573
Universal Forest Products, Inc.	8,584	265,847

		2,952,212

Capital Markets 2.1%
American Capital Ltd.*	149,565	776,242
Apollo Investment Corp.	85,699	865,560
Artio Global Investors, Inc.	12,388	199,075
BGC Partners, Inc., Class A	25,803	139,852
BlackRock Kelso Capital Corp.(a)	27,760	296,199
Calamos Asset Management, Inc., Class A (a)	8,932	92,893
Capital Southwest Corp.(a)	1,313	116,621
Cohen & Steers, Inc.(a)	7,610	169,703
Cowen Group, Inc., Class A*(a)	17,047	70,916
Diamond Hill Investment Group, Inc. (a)	1,083	62,933
Duff & Phelps Corp., Class A(a)	12,353	133,907
Epoch Holding Corp.(a)	5,919	73,692
Evercore Partners, Inc., Class A(a)	6,909	162,223
FBR Capital Markets Corp.*(a)	24,119	79,593
Fifth Street Finance Corp.(a)	22,189	240,973
Financial Engines, Inc.*(a)	5,709	83,637
GAMCO Investors, Inc., Class A(a)	3,114	125,307
GFI Group, Inc.	29,416	173,260
Gladstone Capital Corp.(a)	9,466	114,823
Gladstone Investment Corp.(a)	10,383	68,528
Gleacher & Co., Inc.*(a)	35,145	70,290
Golub Capital BDC, Inc.*	3,509	49,231
Harris & Harris Group, Inc.*(a)	14,931	60,769
Hercules Technology Growth Capital, Inc.	16,177	169,211
HFF, Inc., Class A*	8,634	75,634
International Assets Holding Corp.*	5,711	96,744
Investment Technology Group, Inc.*	18,941	297,563
JMP Group, Inc.(a)	6,960	49,068
Kayne Anderson Energy Development Co. (a)	4,747	71,632
KBW, Inc.*(a)	15,606	356,597
Knight Capital Group, Inc., Class A *	41,090	590,874
LaBranche & Co., Inc.*(a)	16,507	62,562
Ladenburg Thalmann Financial Services, Inc.*(a)	44,420	56,413
Main Street Capital Corp.(a)	5,515	90,611
MCG Capital Corp.(a)	34,465	199,552
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Capital Markets (continued)
MF Global Holdings Ltd.*(a)	44,586	$286,688
MVC Capital, Inc.	10,911	139,879
NGP Capital Resources Co.	9,787	74,381
Oppenheimer Holdings, Inc., Class A (a)	4,538	129,923
optionsXpress Holdings, Inc.*(a)	18,270	285,012
PennantPark Investment Corp.(a)	14,347	150,787
Penson Worldwide, Inc.*(a)	9,967	53,622
Piper Jaffray Cos.*(a)	7,555	235,640
Prospect Capital Corp.(a)	30,058	291,863
Safeguard Scientifics, Inc.*	9,413	119,263
Sanders Morris Harris Group, Inc. (a)	10,145	55,797
Solar Capital Ltd.	2,593	53,468
Stifel Financial Corp.*	14,852	688,242
SWS Group, Inc.	12,641	110,230
THL Credit, Inc.*(a)	4,266	52,472
TICC Capital Corp.(a)	12,232	107,275
TradeStation Group, Inc.*	18,225	116,458
Triangle Capital Corp.(a)	5,547	84,148
Virtus Investment Partners, Inc.*	2,413	62,255
Westwood Holdings Group, Inc.(a)	2,511	90,974

		9,531,065

Chemicals 2.3%
A. Schulman, Inc.	13,922	272,732
American Vanguard Corp.	9,640	82,422
Arch Chemicals, Inc.	9,943	340,747
Balchem Corp.(a)	12,469	329,805
Calgon Carbon Corp.*(a)	24,637	326,194
Ferro Corp.*(a)	37,421	399,282
Georgia Gulf Corp.*	15,030	230,710
H.B. Fuller Co.	21,438	438,193
Hawkins, Inc.(a)	3,900	126,594
Innophos Holdings, Inc.	9,543	279,705
KMG Chemicals, Inc.(a)	3,091	46,890
Koppers Holdings, Inc.	9,178	227,982
Kraton Performance Polymers, Inc. *	5,156	120,960
Landec Corp.*	12,446	80,277
LSB Industries, Inc.*(a)	7,876	114,123
Minerals Technologies, Inc.	8,203	427,950
NewMarket Corp.	4,519	484,392
Olin Corp.	33,657	683,237
OM Group, Inc.*	13,580	366,660
Omnova Solutions, Inc.*(a)	20,167	157,303
PolyOne Corp.*	40,197	414,431
Quaker Chemical Corp.	4,757	167,732
Rockwood Holdings, Inc.*(a)	22,584	659,679
Senomyx, Inc.*(a)	17,138	76,435
Sensient Technologies Corp.	21,629	637,190
Solutia, Inc.*(a)	52,805	745,079
Spartech Corp.*	13,928	145,687
Stepan Co.(a)	3,448	227,602
STR Holdings, Inc.*	12,532	280,717
TPC Group, Inc.*(a)	3,589	58,680
W.R. Grace & Co.*	31,605	811,300
Westlake Chemical Corp.	8,663	214,323
Zep, Inc.	9,773	186,078
Zoltek Cos., Inc.*(a)	12,684	132,548

		10,293,639

Commercial Banks 6.0%
1st Source Corp.	6,978	128,325
1st United Bancorp, Inc.*(a)	10,492	78,060
Alliance Financial Corp.(a)	2,330	69,527
American National Bankshares, Inc. (a)	3,027	66,897
Ameris Bancorp*	10,533	103,645
Ames National Corp.(a)	3,929	76,026
Arrow Financial Corp.(a)	4,263	107,513
Bancfirst Corp.(a)	2,995	123,334
Banco Latinoamericano de Comercio Exterior SA, Class E	12,312	152,299
Bancorp Rhode Island, Inc.	1,906	55,636
Bancorp, Inc. (The)*(a)	10,781	81,397
Bank of Marin Bancorp	2,500	88,125
Bank of the Ozarks, Inc.(a)	5,779	216,424
Boston Private Financial Holdings, Inc.(a)	31,149	205,895
Bridge Bancorp, Inc.(a)	3,000	78,360
Bryn Mawr Bank Corp.(a)	4,584	85,262
Camden National Corp.(a)	3,446	107,687
Capital City Bank Group, Inc.(a)	5,423	75,000
Cardinal Financial Corp.	13,318	136,110
Cathay General Bancorp	34,730	408,425
Center Financial Corp.*(a)	16,595	85,796
Centerstate Banks, Inc.	10,312	90,952
Chemical Financial Corp.(a)	10,742	241,158
Citizens & Northern Corp.(a)	5,972	69,036
Citizens Republic Bancorp, Inc.*	178,047	160,990
City Holding Co.(a)	6,790	199,965
CNB Financial Corp.	4,447	53,675
CoBiz Financial, Inc.	15,401	97,180
Columbia Banking System, Inc.	17,349	317,140
Community Bank System, Inc.(a)	14,521	359,395
Community Trust Bancorp, Inc.	6,063	166,611
CVB Financial Corp.(a)	39,429	401,387
Danvers Bancorp, Inc.(a)	8,348	136,907
Eagle Bancorp, Inc.*(a)	7,309	84,492
Enterprise Financial Services Corp. (a)	6,918	70,840
Financial Institutions, Inc.(a)	4,992	94,698
First Bancorp, Inc.(a)	4,239	59,346
First Bancorp, North Carolina(a)	6,945	115,912
First Busey Corp.(a)	24,425	112,111
First Commonwealth Financial Corp. (a)	38,289	202,932
First Community Bancshares, Inc.	7,321	107,692
First Financial Bancorp	25,558	406,372
First Financial Bankshares, Inc.	8,934	437,945
First Financial Corp.(a)	4,971	141,027
First Interstate BancSystem, Inc.(a)	5,836	77,619
First Merchants Corp.(a)	11,523	100,020
First Midwest Bancorp, Inc.	32,651	410,750
First of Long Island Corp. (The)(a)	2,765	71,282
First South Bancorp, Inc.(a)	4,088	48,402
FirstMerit Corp.	46,937	925,128
FNB Corp.(a)	50,073	429,126
German American Bancorp, Inc.(a)	5,346	89,545
Glacier Bancorp, Inc.(a)	31,557	504,281
Great Southern Bancorp, Inc.(a)	4,543	99,628
Green Bankshares, Inc.*(a)	5,355	53,711
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Banks (continued)
Hancock Holding Co.(a)	12,664	$386,379
Hanmi Financial Corp.*	43,914	61,919
Heartland Financial USA, Inc.(a)	5,874	103,735
Heritage Financial Corp.*(a)	4,419	65,622
Home Bancorp, Inc.*	4,073	53,601
Home Bancshares, Inc.(a)	9,767	234,701
Hudson Valley Holding Corp.(a)	5,330	103,189
IBERIABANK Corp.(a)	11,635	604,555
Independent Bank Corp.(a)	9,411	224,076
International Bancshares Corp.	22,690	393,445
Investors Bancorp, Inc.*	21,075	276,715
Lakeland Bancorp, Inc.(a)	9,822	88,103
Lakeland Financial Corp.	7,100	145,763
MainSource Financial Group, Inc. (a)	9,409	70,944
MB Financial, Inc.	23,411	405,947
Merchants Bancshares, Inc.(a)	2,422	57,765
Metro Bancorp, Inc.*	6,443	81,891
MidSouth Bancorp, Inc.(a)	3,666	47,805
MidWestOne Financial Group, Inc. (a)	3,354	50,276
Nara Bancorp, Inc.*	17,310	124,113
National Bankshares, Inc.(a)	3,218	83,282
National Penn Bancshares, Inc.	55,898	372,281
NBT Bancorp, Inc.(a)	15,134	334,159
Northfield Bancorp, Inc.(a)	8,017	103,339
Old National Bancorp	38,147	401,306
OmniAmerican Bancorp, Inc.*(a)	5,734	65,712
Oriental Financial Group, Inc.	14,635	207,232
Orrstown Financial Services, Inc.	3,053	69,914
Pacific Continental Corp.(a)	8,931	81,629
PacWest Bancorp(a)	13,714	287,034
Park National Corp.(a)	5,396	361,964
Peapack Gladstone Financial Corp. (a)	3,880	49,082
Penns Woods Bancorp, Inc.(a)	2,041	63,781
Peoples Bancorp, Inc.(a)	4,873	84,059
Pinnacle Financial Partners, Inc. *(a)	15,002	151,370
PrivateBancorp, Inc.	23,049	285,116
Prosperity Bancshares, Inc.	20,236	685,596
Renasant Corp.(a)	9,462	144,295
Republic Bancorp, Inc., Class A(a)	4,481	111,039
S&T Bancorp, Inc.(a)	10,976	222,813
Sandy Spring Bancorp, Inc.(a)	10,900	184,646
SCBT Financial Corp.(a)	5,705	183,872
Sierra Bancorp(a)	4,375	51,844
Signature Bank*	17,836	685,616
Simmons First National Corp., Class A (a)	7,591	200,023
Southside Bancshares, Inc.(a)	7,438	141,024
Southwest Bancorp, Inc.(a)	8,837	128,578
State Bancorp, Inc.(a)	7,733	74,082
StellarOne Corp.	10,541	143,041
Sterling Bancorp	12,196	119,033
Sterling Bancshares, Inc.	40,841	211,965
Suffolk Bancorp(a)	4,283	116,112
Susquehanna Bancshares, Inc.(a)	57,269	495,377
SVB Financial Group*(a)	18,224	787,095
SY Bancorp, Inc.(a)	5,227	130,309
Taylor Capital Group, Inc.*(a)	4,372	43,458
Texas Capital Bancshares, Inc.*(a)	16,116	268,976
Tompkins Financial Corp.	3,497	146,000
Tower Bancorp, Inc.(a)	2,681	57,159
TowneBank(a)	10,582	162,963
Trico Bancshares(a)	6,221	117,390
Trustmark Corp.	27,658	608,476
UMB Financial Corp.(a)	13,695	515,206
Umpqua Holdings Corp.	50,398	631,487
Union First Market Bankshares Corp.	8,090	114,878
United Bankshares, Inc.(a)	17,031	434,801
United Community Banks, Inc.*	42,420	131,502
Univest Corp of Pennsylvania(a)	7,616	131,985
Virginia Commerce Bancorp, Inc. *(a)	9,162	58,728
Washington Banking Co.	7,000	100,870
Washington Trust Bancorp, Inc.(a)	6,387	123,652
Webster Financial Corp.	28,160	524,902
WesBanco, Inc.(a)	10,378	180,058
West Bancorp, Inc.*(a)	8,032	53,734
West Coast Bancorp*(a)	41,258	105,208
Westamerica Bancorp(a)	12,573	675,924
Western Alliance Bancorp*(a)	26,135	190,001
Whitney Holding Corp.(a)	42,531	345,352
Wilshire Bancorp, Inc.(a)	8,796	66,234
Wintrust Financial Corp.(a)	13,676	425,597

		27,079,703

Commercial Services & Supplies 2.5%
ABM Industries, Inc.(a)	22,817	495,129
ACCO Brands Corp.*(a)	24,665	146,017
American Reprographics Co.*	16,658	148,256
APAC Customer Services, Inc.*	14,306	77,538
ATC Technology Corp.*	8,946	214,525
Bowne & Co., Inc.	17,908	202,539
Brink’s Co. (The)	20,972	459,287
Casella Waste Systems, Inc., Class A *(a)	12,826	51,176
Cenveo, Inc.*	25,012	154,074
Clean Harbors, Inc.*	10,007	632,042
Consolidated Graphics, Inc.*	4,214	181,076
Cornell Cos., Inc.*	5,137	143,476
Courier Corp.	5,070	80,765
Deluxe Corp.	22,709	467,351
EnergySolutions, Inc.	39,160	196,975
EnerNOC, Inc.*(a)	8,731	291,091
Ennis, Inc.(a)	11,820	199,994
Fuel Tech, Inc.*(a)	8,287	53,948
G&K Services, Inc., Class A	8,458	196,818
Geo Group, Inc. (The)*	21,584	465,783
Healthcare Services Group, Inc.(a)	19,301	431,184
Herman Miller, Inc.(a)	25,165	432,838
HNI Corp.	19,873	513,518
Innerworkings, Inc.*	10,833	74,964
Interface, Inc., Class A(a)	22,500	279,675
Kimball International, Inc., Class B (a)	14,696	91,703
Knoll, Inc.	20,935	293,718
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Commercial Services & Supplies (continued)
M&F Worldwide Corp.*	4,860	$136,955
McGrath Rentcorp(a)	10,627	247,822
Metalico, Inc.*(a)	17,000	71,230
Mine Safety Appliances Co.	11,470	287,323
Mobile Mini, Inc.*(a)	16,140	276,640
Multi-Color Corp.(a)	5,177	67,612
Rollins, Inc.	18,611	406,464
Schawk, Inc.	5,096	75,574
Standard Parking Corp.*	7,004	119,488
Steelcase, Inc., Class A(a)	34,070	235,424
SYKES Enterprises, Inc.*	18,287	289,849
Team, Inc.*	8,774	124,591
Tetra Tech, Inc.*	27,014	566,484
UniFirst Corp.	6,184	271,849
United Stationers, Inc.*	10,638	576,048
US Ecology, Inc.	8,180	120,982
Viad Corp.	9,294	184,951

		11,034,746

Communications Equipment 2.8%
Acme Packet, Inc.*	19,326	546,153
ADC Telecommunications, Inc.*(a)	42,865	545,671
ADTRAN, Inc.	27,242	860,302
Anaren, Inc.*	6,554	103,684
Arris Group, Inc.*(a)	55,805	520,103
Aruba Networks, Inc.*(a)	32,296	548,386
Aviat Networks, Inc.*	26,962	108,926
Bel Fuse, Inc., Class B(a)	4,696	110,732
BigBand Networks, Inc.*	23,706	73,963
Black Box Corp.	7,842	238,710
Blue Coat Systems, Inc.*(a)	18,298	400,726
Comtech Telecommunications Corp. *	12,550	270,703
DG FastChannel, Inc.*(a)	11,076	422,328
Digi International, Inc.*	11,676	97,028
EMS Technologies, Inc.*	6,878	114,450
Emulex Corp.*	35,424	308,189
Extreme Networks*(a)	38,962	111,431
Finisar Corp.*(a)	33,287	533,591
Globecomm Systems, Inc.*	9,872	81,247
Harmonic, Inc.*	43,081	300,275
Hughes Communications, Inc.*	4,361	109,374
Infinera Corp.*(a)	38,944	352,443
InterDigital, Inc.*(a)	19,300	526,697
Ixia*(a)	14,896	163,558
KVH Industries, Inc.*	6,645	92,897
Loral Space & Communications, Inc. *(a)	4,911	234,942
Netgear, Inc.*(a)	15,535	372,840
Network Engines, Inc.*(a)	16,563	32,298
Network Equipment Technologies, Inc. *(a)	14,049	43,833
Oclaro, Inc.*(a)	21,979	271,001
Oplink Communications, Inc.*	9,640	155,300
PC-Tel, Inc.*(a)	9,300	58,869
Plantronics, Inc.	21,180	634,765
Powerwave Technologies, Inc.*	61,021	111,058
Riverbed Technology, Inc.*(a)	27,750	1,029,248
Seachange International, Inc.*	12,508	112,072
ShoreTel, Inc.*(a)	20,928	104,640
Sonus Networks, Inc.*	90,650	261,072
Sycamore Networks, Inc.(a)	8,691	202,326
Symmetricom, Inc.*	20,357	108,503
Tekelec*	30,079	425,317
UTStarcom, Inc.*	53,715	114,413
ViaSat, Inc.*(a)	14,608	527,933

		12,341,997

Computers & Peripherals 0.9%
3PAR, Inc.*(a)	17,328	175,013
ADPT Corp.*	35,190	107,330
Avid Technology, Inc.*(a)	13,197	170,637
Compellent Technologies, Inc.*(a)	10,446	140,081
Cray, Inc.*(a)	15,779	105,088
Electronics for Imaging, Inc.*(a)	20,328	216,493
Hutchinson Technology, Inc.*(a)	10,863	41,279
Hypercom Corp.*(a)	20,354	88,133
Imation Corp.*	13,640	127,125
Immersion Corp.*(a)	13,145	72,692
Intermec, Inc.*(a)	21,599	226,789
Intevac, Inc.*(a)	9,852	108,372
Isilon Systems, Inc.*(a)	12,001	210,498
Netezza Corp.*(a)	22,501	348,765
Novatel Wireless, Inc.*(a)	13,943	93,418
Presstek, Inc.*	12,518	33,048
Quantum Corp.*	96,246	153,994
Rimage Corp.*	4,307	72,702
Silicon Graphics International Corp. *(a)	13,659	106,540
STEC, Inc.*(a)	17,897	279,193
Stratasys, Inc.*(a)	9,148	207,751
Super Micro Computer, Inc.*(a)	11,031	159,288
Synaptics, Inc.*(a)	14,836	464,367
Xyratex Ltd.*(a)	13,467	174,936

		3,883,532

Construction & Engineering 0.8%
Comfort Systems USA, Inc.	17,068	194,746
Dycom Industries, Inc.*	17,524	158,592
EMCOR Group, Inc.*	29,084	756,475
Furmanite Corp.*(a)	17,129	73,997
Granite Construction, Inc.(a)	15,260	354,795
Great Lakes Dredge & Dock Corp.	26,670	149,352
Insituform Technologies, Inc., Class A *	17,329	396,834
Layne Christensen Co.*	8,770	221,092
MasTec, Inc.*	23,475	249,304
Michael Baker Corp.*	3,474	134,791
MYR Group, Inc.*(a)	9,102	153,005
Northwest Pipe Co.*	4,369	79,385
Orion Marine Group, Inc.*	12,078	150,009
Pike Electric Corp.*(a)	7,832	73,542
Primoris Services Corp.(a)	9,413	67,962
Sterling Construction Co., Inc.*	7,552	93,569
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Construction & Engineering (continued)
Tutor Perini Corp.*(a)	11,892	$229,278

		3,536,728

Construction Materials 0.1%
Headwaters, Inc.*(a)	28,042	97,025
Texas Industries, Inc.(a)	9,161	304,145
United States Lime & Minerals, Inc. *(a)	1,237	52,845

		454,015

Consumer Finance 0.5%
Advance America Cash Advance Centers, Inc.	25,458	100,305
Cardtronics, Inc.*	12,320	159,544
Cash America International, Inc.(a)	12,901	432,183
Credit Acceptance Corp.*	2,487	139,222
Dollar Financial Corp.*	11,011	215,926
EZCORP, Inc., Class A*(a)	20,290	403,771
First Cash Financial Services, Inc.*	13,306	319,078
First Marblehead Corp. (The)*(a)	26,437	71,116
Nelnet, Inc., Class A	11,760	237,082
Student Loan Corp. (The)	2,023	50,777
World Acceptance Corp.*(a)	7,247	300,243

		2,429,247

Containers & Packaging 0.5%
AEP Industries, Inc.*(a)	2,170	62,713
Boise, Inc.*	31,339	187,721
Graham Packaging Co., Inc.*(a)	7,782	91,361
Graphic Packaging Holding Co.*(a)	50,758	177,653
Myers Industries, Inc.	16,053	126,979
Rock-Tenn Co., Class A	17,060	907,933
Silgan Holdings, Inc.	23,507	668,069

		2,222,429

Distributors 0.0%†
Audiovox Corp., Class A*	8,522	63,489
Core-Mark Holding Co., Inc.*	4,973	151,776

		215,265

Diversified Consumer Services 1.2%
American Public Education, Inc.*	8,110	362,193
Bridgepoint Education, Inc.*(a)	8,755	162,405
Capella Education Co.*(a)	7,356	683,520
Coinstar, Inc.*(a)	13,933	633,952
Corinthian Colleges, Inc.*(a)	38,734	352,479
CPI Corp.	2,385	59,243
Grand Canyon Education, Inc.*(a)	13,689	332,232
K12, Inc.*(a)	11,114	289,520
Lincoln Educational Services Corp.*	7,346	154,927
Mac-Gray Corp.	5,509	59,662
Matthews International Corp., Class A (a)	13,227	477,627
Pre-Paid Legal Services, Inc.*(a)	3,347	164,204
Regis Corp.(a)	25,262	384,740
Sotheby’s	29,175	791,518
Steiner Leisure Ltd.*	6,646	282,521
Stewart Enterprises, Inc., Class A (a)	36,152	194,136
Universal Technical Institute, Inc.	9,288	189,197

		5,574,076

Diversified Financial Services 0.5%
Asta Funding, Inc.(a)	5,392	48,798
Compass Diversified Holdings(a)	14,655	220,851
Encore Capital Group, Inc.*	6,161	135,542
Life Partners Holdings, Inc.(a)	3,466	60,135
MarketAxess Holdings, Inc.	12,310	175,048
Marlin Business Services Corp.*	3,975	44,440
Medallion Financial Corp.(a)	8,271	57,980
NewStar Financial, Inc.*	12,759	92,630
PHH Corp.*(a)	24,499	487,775
Pico Holdings, Inc.*	9,969	312,428
Portfolio Recovery Associates, Inc. *	7,442	518,559

		2,154,186

Diversified Telecommunication Services 0.7%
AboveNet, Inc.*(a)	9,819	522,371
Alaska Communications Systems Group, Inc. (a)	20,002	185,218
Atlantic Tele-Network, Inc.	4,054	181,254
Cbeyond, Inc.*(a)	11,965	182,227
Cincinnati Bell, Inc.*	88,769	262,756
Cogent Communications Group, Inc.*	20,374	175,624
Consolidated Communications Holdings, Inc.	11,264	196,669
General Communication, Inc., Class A *	21,579	182,990
Global Crossing Ltd.*	13,388	154,899
Globalstar, Inc.*(a)	33,301	58,610
IDT Corp., Class B*(a)	6,534	121,010
Iridium Communications, Inc.*(a)	15,174	156,444
Neutral Tandem, Inc.*(a)	14,560	155,792
PAETEC Holding Corp.*(a)	56,391	221,617
Premiere Global Services, Inc.*	26,947	168,688
Vonage Holdings Corp.*	45,597	111,713

		3,037,882

Electric Utilities 1.2%
Allete, Inc.(a)	13,516	487,387
Central Vermont Public Service Corp. (a)	5,900	125,316
Cleco Corp.	26,352	752,350
El Paso Electric Co.*	19,398	417,057
Empire District Electric Co. (The) (a)	17,476	343,403
IDACORP, Inc.	20,969	738,528
MGE Energy, Inc.	10,171	381,107
PNM Resources, Inc.(a)	38,682	457,608
Portland General Electric Co.	32,946	629,269
UIL Holdings Corp.	13,095	356,839
Unisource Energy Corp.(a)	15,829	510,960
Unitil Corp.(a)	5,605	122,469

		5,322,293

Electrical Equipment 1.9%
A123 Systems, Inc.*(a)	32,117	346,221
Acuity Brands, Inc.(a)	19,051	802,619
Advanced Battery Technologies, Inc. *(a)	26,645	94,323
American Superconductor Corp. *(a)	19,784	596,488
AZZ, Inc.(a)	5,537	241,026
Baldor Electric Co.	20,596	787,179
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Electrical Equipment (continued)
Belden, Inc.	20,707	$494,690
Brady Corp., Class A	21,407	595,329
Broadwind Energy, Inc.*(a)	42,154	125,619
Capstone Turbine Corp.*(a)	111,040	109,930
Encore Wire Corp.(a)	8,216	174,836
Ener1, Inc.*(a)	28,553	93,368
EnerSys*(a)	21,193	513,294
Franklin Electric Co., Inc.	10,322	317,402
FuelCell Energy, Inc.*(a)	40,650	53,251
Generac Holdings, Inc.*	8,663	127,953
GrafTech International Ltd.*	52,297	820,017
II-VI, Inc.*	11,048	378,725
LaBarge, Inc.*	5,757	72,135
LSI Industries, Inc.(a)	9,161	48,187
Polypore International, Inc.*	9,699	238,207
Powell Industries, Inc.*	3,957	130,027
PowerSecure International, Inc.*	8,247	86,346
Satcon Technology Corp.*(a)	32,230	119,896
UQM Technologies, Inc.*(a)	16,188	58,601
Vicor Corp.(a)	8,709	137,080
Woodward Governor Co.	26,881	812,881

		8,375,630

Electronic Equipment, Instruments & Components 2.3%
Agilysys, Inc.*	8,306	65,867
Anixter International, Inc.*(a)	12,328	595,689
Benchmark Electronics, Inc.*	27,770	463,759
Brightpoint, Inc.*	31,193	247,049
Checkpoint Systems, Inc.*	17,423	347,937
Cogent, Inc.*(a)	23,107	207,732
Cognex Corp.	17,564	327,569
Coherent, Inc.*	11,148	412,699
Comverge, Inc.*(a)	11,761	104,202
CPI International, Inc.*	3,457	48,640
CTS Corp.	15,376	143,766
Daktronics, Inc.(a)	15,380	131,038
DDi Corp.	6,226	56,408
DTS, Inc.*(a)	7,698	274,973
Echelon Corp.*(a)	15,299	116,119
Electro Rent Corp.	7,633	105,335
Electro Scientific Industries, Inc.*	12,489	143,374
FARO Technologies, Inc.*	7,123	146,520
Gerber Scientific, Inc.*	11,320	64,977
ICx Technologies, Inc.*	5,960	45,832
Insight Enterprises, Inc.*	20,777	302,721
IPG Photonics Corp.*	11,650	187,681
Keithley Instruments, Inc.	5,114	55,180
L-1 Identity Solutions, Inc.*(a)	34,123	278,444
Littelfuse, Inc.*	9,699	345,381
Maxwell Technologies, Inc.*(a)	12,068	152,539
Measurement Specialties, Inc.*	6,675	111,472
Mercury Computer Systems, Inc.*	10,882	143,642
Methode Electronics, Inc.	16,572	176,989
Microvision, Inc.*(a)	40,556	114,773
MTS Systems Corp.(a)	7,332	212,115
Multi-Fineline Electronix, Inc.*(a)	4,571	115,829
Newport Corp.*	16,571	210,949
OSI Systems, Inc.*	7,218	200,588
Park Electrochemical Corp.	9,156	251,241
Plexus Corp.*(a)	17,805	519,906
Power-One, Inc.*(a)	25,985	322,994
RadiSys Corp.*	10,845	107,040
Richardson Electronics, Ltd.	6,672	63,718
Rofin-Sinar Technologies, Inc.*	14,120	297,367
Rogers Corp.*	7,009	216,929
Sanmina-SCI Corp.*(a)	35,239	442,954
ScanSource, Inc.*(a)	11,850	326,823
Smart Modular Technologies (WWH), Inc. *(a)	23,856	129,061
Spectrum Control, Inc.*	5,809	87,658
SYNNEX Corp.*(a)	9,915	261,657
Technitrol, Inc.	19,313	77,059
TTM Technologies, Inc.*	35,390	362,747
Universal Display Corp.*(a)	13,415	276,483
X-Rite, Inc.*(a)	15,446	57,150
Zygo Corp.*	8,060	66,737

		10,525,312

Energy Equipment & Services 1.9%
Allis-Chalmers Energy, Inc.*	18,424	48,087
Basic Energy Services, Inc.*	10,663	99,912
Boots & Coots, Inc.*	37,173	110,775
Bristow Group, Inc.*(a)	15,797	528,094
Cal Dive International, Inc.*	41,705	246,894
CARBO Ceramics, Inc.(a)	8,285	664,457
Complete Production Services, Inc.*	34,240	659,120
Dawson Geophysical Co.*(a)	3,573	83,287
Dril-Quip, Inc.*(a)	14,842	775,940
Global Industries Ltd.*	45,289	214,670
Gulf Island Fabrication, Inc.(a)	6,628	119,039
Gulfmark Offshore, Inc., Class A *(a)	10,214	300,700
Helix Energy Solutions Group, Inc.*	45,899	430,992
Hercules Offshore, Inc.*(a)	50,899	129,283
Hornbeck Offshore Services, Inc. *(a)	10,241	172,356
ION Geophysical Corp.*(a)	56,421	247,688
Key Energy Services, Inc.*(a)	55,088	532,150
Lufkin Industries, Inc.	13,136	540,021
Matrix Service Co.*	12,165	117,879
Natural Gas Services Group, Inc.*	5,402	89,403
Newpark Resources, Inc.*	39,411	314,894
OYO Geospace Corp.*	1,849	98,958
Parker Drilling Co.*(a)	51,848	216,725
PHI, Inc., Non-Voting Shares*	6,355	100,981
Pioneer Drilling Co.*	24,241	160,475
RPC, Inc.(a)	12,776	213,104
Seahawk Drilling, Inc.*(a)	5,008	49,729
Superior Well Services, Inc.*(a)	9,934	184,474
T-3 Energy Services, Inc.*	5,748	145,769
Tesco Corp.*	13,474	184,594
TETRA Technologies, Inc.*	33,332	347,319
Vantage Drilling Co.*	58,215	77,426
Willbros Group, Inc.*	17,837	163,209

		8,368,404

Food & Staples Retailing 0.9%
Andersons, Inc. (The)	8,202	281,903
Arden Group, Inc., Class A	599	55,372
Casey’s General Stores, Inc.	21,931	838,861
Great Atlantic & Pacific Tea Co. *(a)	14,356	49,672
Ingles Markets, Inc., Class A	6,423	104,438
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Food & Staples Retailing (continued)
Nash Finch Co.(a)	5,591	$219,838
Pantry, Inc. (The)*	10,229	184,122
PriceSmart, Inc.	7,085	198,380
Rite Aid Corp.*	248,334	245,602
Ruddick Corp.(a)	19,246	682,271
Spartan Stores, Inc.	10,308	148,023
United Natural Foods, Inc.*	19,000	640,870
Village Super Market, Inc., Class A	3,101	84,781
Weis Markets, Inc.(a)	4,883	175,055
Winn-Dixie Stores, Inc.*	24,808	243,366

		4,152,554

Food Products 1.3%
B&G Foods, Inc., Class A	21,349	244,873
Calavo Growers, Inc.(a)	5,018	105,980
Cal-Maine Foods, Inc.	6,251	197,469
Chiquita Brands International, Inc. *(a)	19,927	292,528
Darling International, Inc.*	36,441	297,359
Diamond Foods, Inc.(a)	9,585	426,916
Dole Food Co., Inc.*(a)	16,157	176,758
Farmer Bros Co.(a)	3,386	57,156
Fresh Del Monte Produce, Inc.*	17,401	362,637
Hain Celestial Group, Inc. (The) *(a)	18,065	380,449
Imperial Sugar Co.	5,974	71,688
J&J Snack Foods Corp.	6,262	261,188
John B. Sanfilippo & Son, Inc.*	3,936	55,261
Lancaster Colony Corp.	8,387	435,453
Lance, Inc.	11,596	245,023
Limoneira Co.(a)	3,843	70,096
Pilgrim’s Pride Corp.*(a)	21,921	150,159
Sanderson Farms, Inc.(a)	9,960	465,630
Seneca Foods Corp., Class A*	3,528	107,886
Smart Balance, Inc.*	28,848	110,199
Synutra International, Inc.*(a)	8,246	139,028
Tootsie Roll Industries, Inc.	10,408	262,594
TreeHouse Foods, Inc.*(a)	15,219	725,794

		5,642,124

Gas Utilities 1.2%
Chesapeake Utilities Corp.	4,393	146,023
Laclede Group, Inc. (The)	9,700	338,918
New Jersey Resources Corp.	17,683	660,107
Nicor, Inc.(a)	19,336	846,724
Northwest Natural Gas Co.(a)	11,381	539,573
Piedmont Natural Gas Co., Inc.(a)	30,839	820,934
South Jersey Industries, Inc.(a)	12,833	599,558
Southwest Gas Corp.	19,731	634,746
WGL Holdings, Inc.	21,727	783,910

		5,370,493

Health Care Equipment & Supplies 3.4%
Abaxis, Inc.*	9,741	195,307
ABIOMED, Inc.*(a)	14,147	156,890
Accuray, Inc.*(a)	22,924	150,840
AGA Medical Holdings, Inc.*(a)	6,360	92,156
Align Technology, Inc.*(a)	26,073	452,367
Alphatec Holdings, Inc.*	23,277	98,462
American Medical Systems Holdings, Inc. *(a)	33,079	739,646
Analogic Corp.(a)	5,677	258,133
AngioDynamics, Inc.*(a)	10,993	169,402
Antares Pharma, Inc.*(a)	32,096	48,786
Arthrocare Corp.*	11,923	319,298
Atrion Corp.(a)	696	100,509
ATS Medical, Inc.*	24,003	96,012
Cantel Medical Corp.	5,590	88,769
Cerus Corp.*(a)	18,054	55,967
Conceptus, Inc.*(a)	13,806	186,519
CONMED Corp.*	12,866	247,413
CryoLife, Inc.*(a)	13,461	72,151
Cutera, Inc.*	6,113	47,804
Cyberonics, Inc.*(a)	12,300	292,986
Cynosure, Inc., Class A*	4,540	46,671
Delcath Systems, Inc.*(a)	16,594	129,433
DexCom, Inc.*	25,666	286,433
DynaVox, Inc., Class A*	4,460	69,130
Endologix, Inc.*(a)	22,671	103,606
Exactech, Inc.*	3,690	58,228
Greatbatch, Inc.*(a)	10,169	229,616
Haemonetics Corp.*	10,835	598,634
Hansen Medical, Inc.*(a)	21,624	39,139
HeartWare International, Inc.*	4,148	267,256
ICU Medical, Inc.*	5,129	190,850
Immucor, Inc.*	30,546	587,094
Insulet Corp.*	16,921	250,262
Integra LifeSciences Holdings Corp. *	9,189	331,999
Invacare Corp.(a)	12,808	305,215
IRIS International, Inc.*	7,278	67,831
Kensey Nash Corp.*(a)	3,485	81,897
MAKO Surgical Corp.*(a)	11,226	123,149
Masimo Corp.	22,746	524,978
Medical Action Industries, Inc.*	6,400	87,680
MELA Sciences, Inc.*(a)	10,322	69,467
Meridian Bioscience, Inc.(a)	17,803	341,996
Merit Medical Systems, Inc.*	12,442	210,519
Micrus Endovascular Corp.*	7,095	165,030
Natus Medical, Inc.*	12,635	185,482
Neogen Corp.*	10,139	302,750
NuVasive, Inc.*	17,208	563,906
NxStage Medical, Inc.*(a)	10,915	172,348
OraSure Technologies, Inc.*(a)	21,164	100,317
Orthofix International NV*	7,828	237,032
Orthovita, Inc.*(a)	31,051	57,444
Palomar Medical Technologies, Inc. *	8,606	96,043
Quidel Corp.*(a)	9,420	116,808
Rochester Medical Corp.*	4,948	47,897
RTI Biologics, Inc.*	25,404	73,418
Sirona Dental Systems, Inc.*	14,658	451,173
Solta Medical, Inc.*(a)	29,652	51,594
SonoSite, Inc.*	6,491	189,862
Spectranetics Corp.*	14,819	76,466
Staar Surgical Co.*(a)	15,511	93,686
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies (continued)
Stereotaxis, Inc.*(a)	13,088	$54,708
STERIS Corp.	25,630	814,778
SurModics, Inc.*(a)	7,781	102,087
Symmetry Medical, Inc.*	15,993	155,612
Syneron Medical Ltd.*(a)	15,864	146,425
Synovis Life Technologies, Inc.*	5,114	83,256
TomoTherapy, Inc.*	21,952	73,100
Unilife Corp.*(a)	21,816	130,241
Vascular Solutions, Inc.*	7,582	91,287
Volcano Corp.*	22,141	488,652
West Pharmaceutical Services, Inc. (a)	14,440	524,750
Wright Medical Group, Inc.*	17,037	265,948
Young Innovations, Inc.(a)	2,564	68,459
Zoll Medical Corp.*	9,450	250,047

		15,101,106

Health Care Providers & Services 3.3%
Accretive Health, Inc.*	5,382	63,992
Air Methods Corp.*(a)	4,962	157,543
Alliance HealthCare Services, Inc. *(a)	12,958	54,424
Allied Healthcare International, Inc. *	22,400	55,552
Almost Family, Inc.*	3,551	93,320
Amedisys, Inc.*(a)	12,431	326,562
America Service Group, Inc.	4,143	73,083
American Dental Partners, Inc.*	7,297	83,624
AMERIGROUP Corp.*(a)	22,593	807,926
AMN Healthcare Services, Inc.*	15,162	91,275
Amsurg Corp.*	13,551	248,254
Assisted Living Concepts, Inc., Class A *	4,459	140,280
Bio-Reference Labs, Inc.*(a)	10,560	221,443
BioScrip, Inc.*	17,871	75,952
Capital Senior Living Corp.*(a)	13,191	71,231
CardioNet, Inc.*	11,236	53,596
Catalyst Health Solutions, Inc.*	16,633	575,169
Centene Corp.*(a)	21,485	457,845
Chemed Corp.(a)	9,934	525,707
Chindex International, Inc.*(a)	6,150	86,161
Clarient, Inc.*	25,930	83,495
Continucare Corp.*	13,768	52,456
CorVel Corp.*(a)	3,189	126,890
Cross Country Healthcare, Inc.*(a)	14,231	126,371
Emeritus Corp.*(a)	9,016	155,165
Ensign Group, Inc. (The)(a)	6,516	117,288
Five Star Quality Care, Inc.*	14,426	52,655
Genoptix, Inc.*(a)	7,798	134,749
Gentiva Health Services, Inc.*	12,403	255,874
Hanger Orthopedic Group, Inc.*	11,494	197,122
Health Grades, Inc.*	12,106	98,664
HealthSouth Corp.*(a)	41,472	767,647
Healthspring, Inc.*	25,495	479,306
Healthways, Inc.*	15,121	215,323
HMS Holdings Corp.*	11,921	671,391
inVentiv Health, Inc.*	15,013	389,437
IPC The Hospitalist Co., Inc.*	7,186	185,039
Kindred Healthcare, Inc.*	17,472	232,378
Landauer, Inc.	4,095	257,043
LCA-Vision, Inc.*	8,482	44,022
LHC Group, Inc.*(a)	6,922	159,137
Magellan Health Services, Inc.*	14,515	610,936
Medcath Corp.*	9,845	87,227
Metropolitan Health Networks, Inc. *(a)	18,814	71,305
Molina Healthcare, Inc.*(a)	5,815	173,345
MWI Veterinary Supply, Inc.*	5,495	289,367
National HealthCare Corp.(a)	3,756	131,160
Odyssey HealthCare, Inc.*	14,769	395,218
Owens & Minor, Inc.(a)	27,481	747,208
PharMerica Corp.*(a)	13,581	177,368
Providence Service Corp. (The)*	5,785	83,304
PSS World Medical, Inc.*	24,968	469,898
Psychiatric Solutions, Inc.*	24,984	827,970
RehabCare Group, Inc.*(a)	10,930	231,607
Res-Care, Inc.*	11,685	114,747
Rural/Metro Corp.*(a)	8,957	81,061
Select Medical Holdings Corp.*	22,232	145,620
Sun Healthcare Group, Inc.*	19,674	162,901
Sunrise Senior Living, Inc.*	24,318	72,711
Team Health Holdings, Inc.*(a)	7,121	93,356
Triple-S Management Corp., Class B *	9,101	180,928
U.S. Physical Therapy, Inc.*(a)	4,574	83,201
Universal American Corp.*	14,170	237,206
WellCare Health Plans, Inc.*(a)	18,614	480,055

		15,012,090

Health Care Technology 0.6%
athenahealth, Inc.*(a)	14,625	406,136
Computer Programs & Systems, Inc.	4,294	193,101
Eclipsys Corp.*	25,235	497,382
MedAssets, Inc.*	18,979	444,298
Medidata Solutions, Inc.*	8,571	129,251
MedQuist, Inc.(a)	5,498	47,503
Merge Healthcare, Inc.*(a)	24,448	79,212
Omnicell, Inc.*	14,556	179,330
Phase Forward, Inc.*	17,839	299,695
Quality Systems, Inc.	8,258	453,529
Transcend Services, Inc.*(a)	4,145	57,657
Vital Images, Inc.*	6,565	96,440

		2,883,534

Hotels, Restaurants & Leisure 2.4%
AFC Enterprises, Inc.*(a)	11,615	109,994
Ambassadors Group, Inc.(a)	9,009	102,162
Ameristar Casinos, Inc.(a)	12,459	196,603
Biglari Holdings, Inc.*	650	188,825
BJ’s Restaurants, Inc.*(a)	10,086	257,193
Bob Evans Farms, Inc.	13,541	355,045
Boyd Gaming Corp.*(a)	24,271	205,333
Buffalo Wild Wings, Inc.*(a)	7,998	341,035
California Pizza Kitchen, Inc.*	8,627	154,768
CEC Entertainment, Inc.*(a)	9,690	336,534
Cheesecake Factory, Inc. (The)*(a)	26,536	622,004
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Hotels, Restaurants & Leisure (continued)
Churchill Downs, Inc.	5,189	$188,724
Cracker Barrel Old Country Store, Inc. (a)	10,543	516,396
Denny’s Corp.*(a)	45,598	122,203
DineEquity, Inc.*(a)	7,983	291,060
Domino’s Pizza, Inc.*	16,436	210,216
Gaylord Entertainment Co.*(a)	15,481	448,794
Interval Leisure Group, Inc.*	17,916	249,212
Isle of Capri Casinos, Inc.*(a)	7,714	64,798
Jack in the Box, Inc.*	24,228	499,824
Jamba, Inc.*	27,589	55,454
Krispy Kreme Doughnuts, Inc.*	27,043	106,549
Landry’s Restaurants, Inc.*	3,356	82,188
Life Time Fitness, Inc.*(a)	18,399	668,988
Marcus Corp.	9,990	121,878
McCormick & Schmick’s Seafood Restaurants, Inc.*	7,124	56,351
Monarch Casino & Resort, Inc.*	4,451	47,403
Morgans Hotel Group Co.*(a)	10,873	80,569
Multimedia Games, Inc.*	12,900	54,180
O’Charleys, Inc.*(a)	8,667	60,409
Orient-Express Hotels Ltd., Class A *(a)	40,515	369,092
P.F. Chang’s China Bistro, Inc.(a)	10,166	420,872
Papa John’s International, Inc.*	9,390	237,849
Peet’s Coffee & Tea, Inc.*(a)	5,177	210,341
Pinnacle Entertainment, Inc.*(a)	26,396	286,397
Red Robin Gourmet Burgers, Inc. *(a)	7,048	150,404
Ruby Tuesday, Inc.*	28,664	292,946
Ruth’s Hospitality Group, Inc.*	14,286	57,715
Scientific Games Corp., Class A*	28,895	305,998
Shuffle Master, Inc.*	24,038	211,294
Sonic Corp.*	27,276	240,029
Speedway Motorsports, Inc.(a)	5,745	78,821
Texas Roadhouse, Inc.*	25,416	342,608
Vail Resorts, Inc.*(a)	16,004	606,231

		10,605,289

Household Durables 0.8%
American Greetings Corp., Class A	17,512	358,821
Beazer Homes USA, Inc.*(a)	33,605	142,149
Blyth, Inc.	2,437	96,383
Cavco Industries, Inc.*	2,974	104,268
CSS Industries, Inc.(a)	3,610	65,052
Ethan Allen Interiors, Inc.	11,112	170,458
Furniture Brands International, Inc. *	19,191	105,934
Helen of Troy Ltd.*	13,480	322,981
Hooker Furniture Corp.	5,300	62,646
Hovnanian Enterprises, Inc., Class A *(a)	22,388	97,836
iRobot Corp.*(a)	9,450	192,402
Kid Brands, Inc.*	5,885	48,963
La-Z-Boy, Inc.*	22,262	190,563
Libbey, Inc.*(a)	7,321	91,586
Lifetime Brands, Inc.*(a)	4,405	64,710
M/I Homes, Inc.*	8,681	91,585
Meritage Homes Corp.*	14,202	249,671
National Presto Industries, Inc.(a)	2,081	212,241
Ryland Group, Inc.(a)	19,344	315,694
Sealy Corp.*(a)	22,536	61,749
Skyline Corp.(a)	3,275	65,762
Standard Pacific Corp.*(a)	47,844	191,376
Universal Electronics, Inc.*	6,177	108,468

		3,411,298

Household Products 0.2%
Central Garden and Pet Co., Class A*	25,147	254,236
Oil-Dri Corp of America	2,993	65,487
Spectrum Brands Holdings, Inc.*(a)	8,135	235,915
WD-40 Co.	7,540	274,154

		829,792

Independent Power Producers & Energy Traders 0.0%†
Dynegy, Inc.*	45,380	161,099

Industrial Conglomerates 0.3%
Otter Tail Corp.	15,897	326,683
Raven Industries, Inc.(a)	7,229	253,232
Seaboard Corp.(a)	143	217,074
Standex International Corp.	5,633	169,103
Tredegar Corp.	11,008	189,998

		1,156,090

Information Technology Services 1.8%
Acxiom Corp.*	30,165	462,731
CACI International, Inc., Class A*	13,238	622,451
Cass Information Systems, Inc.(a)	3,805	132,186
CIBER, Inc.*	28,772	95,811
Computer Task Group, Inc.*	6,938	55,504
CSG Systems International, Inc.*	15,092	284,635
Diamond Management & Technology Consultants, Inc.	10,706	116,160
Echo Global Logistics, Inc.*(a)	4,963	59,357
Euronet Worldwide, Inc.*(a)	21,787	342,056
ExlService Holdings, Inc.*(a)	6,791	126,516
Forrester Research, Inc.*	6,397	206,495
Global Cash Access Holdings, Inc.*	22,609	92,923
Heartland Payment Systems, Inc.	16,829	265,562
iGate Corp.	10,756	190,919
Integral Systems, Inc.*(a)	8,002	60,495
Lionbridge Technologies, Inc.*	26,768	131,699
Mantech International Corp., Class A *	9,725	385,596
MAXIMUS, Inc.	7,671	461,717
MoneyGram International, Inc.*(a)	36,881	96,259
NCI, Inc., Class A*	3,060	72,094
Online Resources Corp.*	12,190	49,979
RightNow Technologies, Inc.*(a)	9,575	151,477
Sapient Corp.	45,380	499,180
SRA International, Inc., Class A*	18,843	418,691
Syntel, Inc.	5,815	239,927
TeleTech Holdings, Inc.*	13,493	187,553
Tier Technologies, Inc.*	7,200	47,304
TNS, Inc.*	11,665	229,217
Unisys Corp.*	18,787	507,437
VeriFone Holdings, Inc.*	37,645	823,673
Virtusa Corp.*(a)	6,500	69,290
Wright Express Corp.*(a)	17,006	595,040

		8,079,934

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Insurance 2.8%
Alterra Capital Holdings Ltd.(a)	42,012	$812,932
Ambac Financial Group, Inc.*(a)	114,700	95,786
American Equity Investment Life Holding Co.(a)	25,829	278,953
American Physicians Capital, Inc.	3,569	146,151
American Physicians Service Group, Inc.	3,152	83,244
American Safety Insurance Holdings Ltd. *	4,965	81,923
AMERISAFE, Inc.*	8,394	150,756
Amtrust Financial Services, Inc.	9,999	128,287
Argo Group International Holdings Ltd. (a)	13,640	424,750
Baldwin & Lyons, Inc., Class B(a)	3,969	88,667
Citizens, Inc.*	16,443	109,839
CNA Surety Corp.*	7,689	132,635
CNO Financial Group, Inc.*	97,878	525,605
Delphi Financial Group, Inc., Class A	20,800	539,760
Donegal Group, Inc., Class A	5,517	64,880
eHealth, Inc.*	10,500	116,550
EMC Insurance Group, Inc.	2,397	53,597
Employers Holdings, Inc.	18,460	286,868
Enstar Group Ltd.*	3,070	223,281
FBL Financial Group, Inc., Class A (a)	6,033	136,889
First American Financial Corp.	45,584	672,364
First Mercury Financial Corp.	6,650	76,209
Flagstone Reinsurance Holdings SA	23,025	254,196
FPIC Insurance Group, Inc.*(a)	4,549	134,423
Global Indemnity PLC*	6,322	96,221
Greenlight Capital Re Ltd., Class A *	12,538	323,355
Hallmark Financial Services*	5,444	55,202
Harleysville Group, Inc.	5,127	161,398
Hilltop Holdings, Inc.*	17,429	181,087
Horace Mann Educators Corp.	17,194	289,203
Infinity Property & Casualty Corp.	5,823	279,737
Kansas City Life Insurance Co.(a)	1,985	64,671
Maiden Holdings Ltd.(a)	22,312	153,060
Meadowbrook Insurance Group, Inc.	23,916	219,071
Montpelier Re Holdings Ltd.	30,967	503,523
National Financial Partners Corp.*	18,922	203,033
National Interstate Corp.(a)	3,023	67,443
National Western Life Insurance Co., Class A(a)	982	151,385
Navigators Group, Inc. (The)*	5,257	224,106
NYMAGIC, Inc.	2,359	60,155
Phoenix Cos., Inc. (The)*(a)	53,365	128,076
Platinum Underwriters Holdings Ltd.	17,469	682,689
PMA Capital Corp., Class A*	14,660	98,369
Presidential Life Corp.	9,641	94,578
Primerica, Inc.*	10,623	248,260
ProAssurance Corp.*	14,047	835,937
RLI Corp.(a)	7,795	432,545
Safety Insurance Group, Inc.	5,605	219,716
SeaBright Holdings, Inc.	9,800	80,262
Selective Insurance Group, Inc.	23,500	365,660
State Auto Financial Corp.	6,422	101,018
Stewart Information Services Corp. (a)	8,269	82,607
Tower Group, Inc.	17,387	374,690
United Fire & Casualty Co.	10,220	219,117

		12,614,719

Internet & Catalog Retail 0.4%
Blue Nile, Inc.*(a)	5,586	284,327
Drugstore.Com, Inc.*	42,718	117,902
Gaiam, Inc., Class A	7,800	46,800
HSN, Inc.*	16,960	498,624
NutriSystem, Inc.(a)	13,856	271,023
Orbitz Worldwide, Inc.*	9,458	42,655
Overstock.com, Inc.*(a)	6,754	133,527
PetMed Express, Inc.(a)	10,287	164,078
Shutterfly, Inc.*	11,897	298,377
US Auto Parts Network, Inc.*	6,579	44,079
Vitacost.com, Inc.*(a)	6,420	55,148

		1,956,540

Internet Software & Services 1.8%
Ancestry.com, Inc.*(a)	8,448	166,764
Archipelago Learning, Inc.*(a)	5,226	57,172
Art Technology Group, Inc.*	69,597	250,549
comScore, Inc.*	10,154	201,151
Constant Contact, Inc.*(a)	12,620	245,964
DealerTrack Holdings, Inc.*	17,784	277,608
Dice Holdings, Inc.*	7,182	58,892
Digital River, Inc.*	17,417	457,893
DivX, Inc.*	15,199	115,664
EarthLink, Inc.	47,163	416,449
GSI Commerce, Inc.*(a)	27,331	615,494
InfoSpace, Inc.*	16,487	129,093
Internap Network Services Corp.*	24,220	113,350
Internet Brands, Inc., Class A*(a)	13,092	143,750
Internet Capital Group, Inc.*(a)	16,721	140,791
j2 Global Communications, Inc.*(a)	19,776	465,329
Keynote Systems, Inc.	6,126	61,321
KIT Digital, Inc.*(a)	8,750	85,663
Knot, Inc. (The)*	13,662	112,438
Limelight Networks, Inc.*	19,156	81,413
Liquidity Services, Inc.*	6,435	87,387
LivePerson, Inc.*(a)	20,302	142,926
Local.com Corp.*(a)	7,190	45,009
LogMeIn, Inc.*	6,718	191,463
LoopNet, Inc.*(a)	8,712	99,665
ModusLink Global Solutions, Inc.*	20,194	132,473
Move, Inc.*	70,304	158,887
NIC, Inc.(a)	25,107	186,294
OpenTable, Inc.*(a)	7,012	313,436
Openwave Systems, Inc.*(a)	38,221	77,589
Perficient, Inc.*	10,306	89,147
QuinStreet, Inc.*(a)	4,805	57,900
Rackspace Hosting, Inc.*(a)	42,619	796,975
RealNetworks, Inc.*(a)	38,388	127,448
Saba Software, Inc.*(a)	12,833	63,010
SAVVIS, Inc.*(a)	16,714	294,668
Stamps.com, Inc.*	4,892	53,519
support.com, Inc.*	21,150	87,350
Terremark Worldwide, Inc.*(a)	26,151	234,836
United Online, Inc.	38,707	244,628
ValueClick, Inc.*	35,886	392,952
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Internet Software & Services (continued)
Vocus, Inc.*	7,740	$126,085
Zix Corp.*(a)	27,191	61,996

		8,262,391

Leisure Equipment & Products 0.8%
Arctic Cat, Inc.*(a)	5,534	55,063
Brunswick Corp.(a)	39,116	661,843
Callaway Golf Co.(a)	28,930	195,278
Eastman Kodak Co.*(a)	118,492	470,413
JAKKS Pacific, Inc.*(a)	12,494	197,155
Leapfrog Enterprises, Inc.*	15,246	77,450
Polaris Industries, Inc.(a)	13,672	816,218
Pool Corp.(a)	21,926	485,222
RC2 Corp.*	9,827	162,637
Smith & Wesson Holding Corp.*(a)	26,967	103,823
Sport Supply Group, Inc.	3,600	48,744
Steinway Musical Instruments, Inc. *	2,826	55,051
Sturm Ruger & Co., Inc.	8,396	117,544

		3,446,441

Life Sciences Tools & Services 0.6%
Accelrys, Inc.*	24,907	175,594
Affymetrix, Inc.*	31,775	155,380
Albany Molecular Research, Inc.*	11,102	72,163
Bruker Corp.*(a)	31,842	419,359
Caliper Life Sciences, Inc.*(a)	21,050	82,516
Cambrex Corp.*(a)	15,719	55,802
Dionex Corp.*(a)	7,729	583,540
Enzo Biochem, Inc.*(a)	15,962	73,425
eResearchTechnology, Inc.*(a)	21,876	177,196
Furiex Pharmaceuticals, Inc.*	3,707	43,409
Kendle International, Inc.*	6,758	83,191
Luminex Corp.*(a)	16,438	267,611
Parexel International Corp.*	25,744	528,524
Pure Bioscience*(a)	16,698	44,918
Sequenom, Inc.*(a)	26,987	155,175

		2,917,803

Machinery 2.9%
3D Systems Corp.*	8,157	120,724
Actuant Corp., Class A(a)	29,766	613,775
Alamo Group, Inc.	2,951	69,142
Albany International Corp., Class A (a)	12,361	226,824
Altra Holdings, Inc.*(a)	12,213	177,088
American Railcar Industries, Inc.*	4,422	60,360
Ampco-Pittsburgh Corp.(a)	3,840	92,198
ArvinMeritor, Inc.*(a)	41,382	679,079
Astec Industries, Inc.*(a)	8,730	273,685
Badger Meter, Inc.(a)	6,591	258,104
Barnes Group, Inc.	21,535	395,813
Blount International, Inc.*	21,284	226,675
Briggs & Stratton Corp.(a)	22,013	417,587
Cascade Corp.	3,862	147,413
Chart Industries, Inc.*	12,810	228,146
CIRCOR International, Inc.(a)	7,621	238,385
Clarcor, Inc.	22,020	826,190
Colfax Corp.*	10,867	140,728
Columbus Mckinnon Corp.*	8,468	133,202
Commercial Vehicle Group, Inc.*(a)	11,161	125,561
Douglas Dynamics, Inc.*	5,100	60,435
Dynamic Materials Corp.(a)	5,730	84,116
Energy Recovery, Inc.*(a)	19,393	79,511
EnPro Industries, Inc.*(a)	9,094	272,365
ESCO Technologies, Inc.(a)	11,647	347,197
Federal Signal Corp.	27,587	164,419
Flow International Corp.*(a)	23,152	62,973
Force Protection, Inc.*(a)	31,584	141,180
FreightCar America, Inc.	5,330	132,344
Gorman-Rupp Co. (The)	5,402	161,736
Graham Corp.(a)	4,500	72,585
Greenbrier Cos., Inc.*	8,388	109,547
John Bean Technologies Corp.	12,581	197,648
Kadant, Inc.*(a)	5,525	107,682
Kaydon Corp.	14,604	554,806
LB Foster Co., Class A*(a)	4,534	138,650
Lindsay Corp.(a)	5,498	191,220
Lydall, Inc.*	7,606	54,383
Met-Pro Corp.(a)	6,881	70,943
Middleby Corp.*(a)	7,312	420,513
Miller Industries, Inc.	4,693	62,745
Mueller Industries, Inc.	16,575	409,734
Mueller Water Products, Inc., Class A	68,726	261,159
NACCO Industries, Inc., Class A	2,589	230,525
Nordson Corp.	14,757	930,429
PMFG, Inc.*(a)	6,642	122,943
RBC Bearings, Inc.*	9,604	294,555
Robbins & Myers, Inc.	11,822	280,418
Sauer-Danfoss, Inc.*	5,302	79,000
Sun Hydraulics Corp.(a)	5,698	146,951
Tecumseh Products Co., Class A*	8,454	109,395
Tennant Co.	8,325	312,354
Thermadyne Holdings Corp.*(a)	4,027	54,969
Titan International, Inc.	15,819	173,693
Trimas Corp.*(a)	6,836	81,622
Twin Disc, Inc.	4,091	52,856
Wabash National Corp.*(a)	26,130	218,708
Watts Water Technologies, Inc., Class A (a)	12,841	413,480
Xerium Technologies, Inc.*(a)	3,654	48,050

		13,158,518

Marine 0.2%
American Commercial Lines, Inc.*(a)	4,101	99,039
Baltic Trading Ltd.*	7,732	88,377
Eagle Bulk Shipping, Inc.*(a)	28,524	138,056
Excel Maritime Carriers Ltd.*(a)	18,280	112,605
Genco Shipping & Trading Ltd.*(a)	12,019	200,717
Horizon Lines, Inc., Class A	14,216	65,962
International Shipholding Corp.(a)	2,773	69,159
Ultrapetrol Bahamas Ltd.*(a)	10,972	52,446

		826,361

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Media 1.4%
AH Belo Corp., Class A*(a)	8,498	$65,775
Arbitron, Inc.(a)	11,774	340,269
Ascent Media Corp., Class A*(a)	6,850	190,430
Ballantyne Strong, Inc.*(a)	6,574	50,751
Belo Corp., Class A*	41,006	248,086
Carmike Cinemas, Inc.*	4,434	32,413
Cinemark Holdings, Inc.(a)	25,412	370,761
CKX, Inc.*	24,605	128,930
Cumulus Media, Inc., Class A*	9,591	29,061
Dex One Corp.*	22,108	400,597
E.W. Scripps Co. (The), Class A*(a)	14,474	113,766
Entercom Communications Corp., Class A *(a)	10,743	90,026
Entravision Communications Corp., Class A *	23,388	50,518
Fisher Communications, Inc.*(a)	3,330	58,941
Global Sources Ltd.*	10,771	93,277
Gray Television, Inc.*	22,155	57,603
Harte-Hanks, Inc.	17,269	194,794
Journal Communications, Inc., Class A *(a)	19,300	91,868
Knology, Inc.*	13,541	153,013
Lee Enterprises, Inc.*(a)	20,596	60,552
LIN TV Corp., Class A*	13,437	78,606
Lions Gate Entertainment Corp.*	30,838	203,531
Live Nation Entertainment, Inc.*(a)	61,272	565,541
LodgeNet Interactive Corp.*(a)	11,838	42,617
Martha Stewart Living Omnimedia, Class A *(a)	12,275	61,989
McClatchy Co. (The), Class A*(a)	27,450	96,075
Media General, Inc., Class A*(a)	9,954	102,825
Mediacom Communications Corp., Class A *	18,378	134,894
National CineMedia, Inc.	19,244	345,237
Playboy Enterprises, Inc., Class B *(a)	10,627	57,492
RCN Corp.*	15,724	234,917
Rentrak Corp.*	4,363	112,958
Scholastic Corp.	13,604	344,589
Sinclair Broadcast Group, Inc., Class A *	20,621	124,551
SuperMedia, Inc.*(a)	5,899	124,410
Valassis Communications, Inc.*	21,769	752,554
Warner Music Group Corp.*(a)	20,951	98,260
World Wrestling Entertainment, Inc., Class A(a)	10,839	173,858

		6,476,335

Metals & Mining 1.5%
Allied Nevada Gold Corp.*(a)	32,774	565,352
AM Castle & Co.*	7,527	111,174
AMCOL International Corp.(a)	10,522	315,239
Brush Engineered Materials, Inc.*	9,053	215,914
Capital Gold Corp.*(a)	21,970	81,948
Century Aluminum Co.*	28,146	293,563
Coeur d’Alene Mines Corp.*(a)	38,549	587,101
General Moly, Inc.*(a)	29,119	96,675
Globe Specialty Metals, Inc.*	27,230	313,962
Golden Star Resources Ltd.*(a)	113,695	465,013
Haynes International, Inc.(a)	5,472	184,188
Hecla Mining Co.*(a)	105,925	523,270
Horsehead Holding Corp.*	19,620	150,289
Jaguar Mining, Inc.*(a)	37,230	301,935
Kaiser Aluminum Corp.	6,766	277,406
Metals USA Holdings Corp.*	5,350	66,286
Olympic Steel, Inc.(a)	4,213	107,137
RTI International Metals, Inc.*(a)	13,193	374,417
Stillwater Mining Co.*(a)	19,574	269,534
Thompson Creek Metals Co., Inc. *(a)	61,504	571,987
Universal Stainless & Alloy*	3,221	73,503
US Energy Corp. Wyoming*(a)	12,304	59,059
US Gold Corp.*	39,601	196,025
Worthington Industries, Inc.	26,516	379,974

		6,580,951

Multiline Retail 0.4%
99 Cents Only Stores*(a)	20,255	336,638
Bon-Ton Stores, Inc. (The)*	5,355	51,194
Dillard’s, Inc., Class A(a)	20,276	469,187
Fred’s, Inc., Class A	17,779	192,724
Retail Ventures, Inc.*	10,558	102,307
Saks, Inc.*(a)	59,542	488,840
Tuesday Morning Corp.*	13,242	57,735

		1,698,625

Multi-Utilities 0.4%
Avista Corp.	24,231	506,913
Black Hills Corp.	17,227	549,886
CH Energy Group, Inc.(a)	6,983	291,889
NorthWestern Corp.	15,799	445,532

		1,794,220

Oil, Gas & Consumable Fuels 3.4%
American Oil & Gas, Inc.*	22,889	167,547
Apco Oil and Gas International, Inc. (a)	4,241	114,719
Approach Resources, Inc.*	6,846	46,142
ATP Oil & Gas Corp.*(a)	19,726	208,307
Berry Petroleum Co., Class A(a)	22,524	671,666
Bill Barrett Corp.*	20,125	712,022
BPZ Resources, Inc.*(a)	42,335	191,778
Brigham Exploration Co.*	51,348	886,266
Callon Petroleum Co.*(a)	13,422	77,445
CAMAC Energy, Inc.*(a)	22,595	81,342
Carrizo Oil & Gas, Inc.*(a)	13,867	271,932
Cheniere Energy, Inc.*(a)	26,132	74,738
Clayton Williams Energy, Inc.*	2,645	117,729
Clean Energy Fuels Corp.*(a)	17,815	336,347
Cloud Peak Energy, Inc.*	14,071	215,990
Contango Oil & Gas Co.*	5,216	228,669
Crosstex Energy, Inc.*	18,517	143,322
CVR Energy, Inc.*	13,713	111,075
Delek US Holdings, Inc.(a)	7,261	54,457
Delta Petroleum Corp.*(a)	87,897	71,636
DHT Holdings, Inc.(a)	22,600	94,920
Endeavour International Corp.*(a)	67,233	82,697
Energy Partners Ltd.*	13,105	167,613
Energy XXI Bermuda Ltd.*(a)	22,505	381,910
FX Energy, Inc.*	21,483	75,620
Gastar Exploration Ltd.*(a)	20,948	85,677
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Oil, Gas & Consumable Fuels (continued)
General Maritime Corp.	32,747	$183,056
GeoResources, Inc.*	5,929	87,927
GMX Resources, Inc.*(a)	13,700	84,803
Golar LNG Ltd.	16,595	178,894
Goodrich Petroleum Corp.*(a)	11,037	137,300
Green Plains Renewable Energy, Inc. *	7,655	70,885
Gulfport Energy Corp.*	12,365	161,487
Harvest Natural Resources, Inc.*(a)	15,403	127,845
Houston American Energy Corp.(a)	8,050	86,376
International Coal Group, Inc.*	58,049	261,220
James River Coal Co.*(a)	12,274	214,918
Knightsbridge Tankers Ltd.	7,666	143,048
Kodiak Oil & Gas Corp.*(a)	53,482	179,165
L&L Energy, Inc.*	7,781	88,314
Magnum Hunter Resources Corp.*(a)	21,607	98,528
McMoRan Exploration Co.*	36,666	381,693
Miller Petroleum, Inc.*(a)	8,003	39,935
Nordic American Tanker Shipping(a)	20,294	582,032
Northern Oil and Gas, Inc.*	19,641	288,330
Overseas Shipholding Group, Inc.	11,201	439,415
Panhandle Oil and Gas, Inc., Class A (a)	3,344	99,952
Patriot Coal Corp.*(a)	34,414	415,033
Penn Virginia Corp.(a)	20,086	381,634
Petrocorp, Inc.*(b)	1,500	0
Petroleum Development Corp.*(a)	8,634	251,595
PetroQuest Energy, Inc.*(a)	24,693	163,962
RAM Energy Resources, Inc.*(a)	26,253	49,881
Rentech, Inc.*(a)	96,545	93,938
Resolute Energy Corp.*	17,039	202,764
REX American Resources Corp.*	3,391	54,426
Rex Energy Corp.*(a)	14,685	155,661
Rosetta Resources, Inc.*	23,389	516,195
Scorpio Tankers, Inc.*	5,952	65,174
Ship Finance International Ltd.(a)	19,701	375,501
Stone Energy Corp.*	19,086	224,451
Swift Energy Co.*	16,661	432,020
Syntroleum Corp.*(a)	33,111	63,904
Teekay Tankers Ltd., Class A(a)	11,810	157,545
TransAtlantic Petroleum Ltd.*(a)	66,310	209,540
Uranium Energy Corp.*(a)	27,000	74,790
USEC, Inc.*(a)	50,490	279,210
VAALCO Energy, Inc.*	22,747	135,800
Venoco, Inc.*(a)	8,791	165,447
W&T Offshore, Inc.(a)	15,929	146,706
Warren Resources, Inc.*(a)	33,481	105,130
Western Refining, Inc.*(a)	22,895	121,343
World Fuel Services Corp.	26,132	680,739

		15,129,078

Paper & Forest Products 0.5%
Buckeye Technologies, Inc.*	17,559	199,295
Clearwater Paper Corp.*	5,079	313,019
Deltic Timber Corp.(a)	4,778	218,737
KapStone Paper and Packaging Corp. *	17,109	195,727
Louisiana-Pacific Corp.*	55,896	406,923
Neenah Paper, Inc.	6,700	120,198
P.H. Glatfelter Co.(a)	20,309	232,132
Schweitzer-Mauduit International, Inc.	8,034	425,239
Wausau Paper Corp.*	21,962	150,000

		2,261,270

Personal Products 0.4%
Elizabeth Arden, Inc.*	10,921	169,603
Female Health Co. (The)(a)	8,284	42,083
Inter Parfums, Inc.	6,662	116,252
Medifast, Inc.*(a)	5,987	181,047
Nu Skin Enterprises, Inc., Class A (a)	21,566	614,200
Nutraceutical International Corp.*	4,500	70,875
Prestige Brands Holdings, Inc.*	19,330	158,892
Revlon, Inc., Class A*	4,985	62,512
Schiff Nutrition International, Inc. (a)	6,016	48,429
USANA Health Sciences, Inc.*(a)	2,740	114,806

		1,578,699

Pharmaceuticals 1.5%
Akorn, Inc.*	25,142	91,517
Alexza Pharmaceuticals, Inc.*(a)	18,716	51,843
Ardea Biosciences, Inc.*	6,022	120,139
Auxilium Pharmaceuticals, Inc.*(a)	18,465	416,570
AVANIR Pharmaceuticals, Inc., Class A *	33,126	106,003
BioMimetic Therapeutics, Inc.*(a)	7,577	69,936
BMP Sunstone Corp.*(a)	13,562	89,509
Cadence Pharmaceuticals, Inc.*(a)	11,364	87,048
Corcept Therapeutics, Inc.*(a)	11,865	38,561
Cypress Bioscience, Inc.*	16,517	60,287
Depomed, Inc.*	24,074	68,852
Durect Corp.*(a)	41,197	100,521
Eurand NV*(a)	8,616	68,497
Hi-Tech Pharmacal Co., Inc.*(a)	4,638	81,536
Impax Laboratories, Inc.*(a)	27,699	453,987
Inspire Pharmaceuticals, Inc.*	26,883	135,759
Jazz Pharmaceuticals, Inc.*	6,806	59,212
MAP Pharmaceuticals, Inc.*(a)	6,234	83,536
Medicines Co. (The)*	24,005	221,086
Medicis Pharmaceutical Corp., Class A	26,484	671,369
Nektar Therapeutics*(a)	41,708	544,706
Obagi Medical Products, Inc.*(a)	7,882	91,589
Optimer Pharmaceuticals, Inc.*(a)	15,159	137,644
Pain Therapeutics, Inc.*	16,513	96,601
Par Pharmaceutical Cos., Inc.*	15,449	407,854
Pozen, Inc.*(a)	12,115	96,678
Questcor Pharmaceuticals, Inc.*	24,699	277,864
Salix Pharmaceuticals Ltd.*(a)	24,910	1,056,433
Santarus, Inc.*(a)	25,009	62,272
Somaxon Pharmaceuticals, Inc.*(a)	12,612	46,538
SuperGen, Inc.*	26,927	54,393
ViroPharma, Inc.*	34,200	450,414
Vivus, Inc.*(a)	35,714	202,141
XenoPort, Inc.*	13,041	80,072

		6,680,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Professional Services 1.1%
Acacia Research — Acacia Technologies *	15,113	$202,363
Administaff, Inc.	9,591	249,942
Advisory Board Co. (The)*	6,855	300,660
Barrett Business Services, Inc.	3,778	56,519
CBIZ, Inc.*(a)	20,131	132,663
CDI Corp.(a)	5,737	96,382
Corporate Executive Board Co. (The)	15,111	425,677
CoStar Group, Inc.*(a)	9,116	399,554
CRA International, Inc.*(a)	5,184	99,637
Dolan Co. (The)*	13,774	161,018
Exponent, Inc.*	6,113	201,790
GP Strategies Corp.*(a)	6,945	52,435
Heidrick & Struggles International, Inc.	7,843	157,644
Hill International, Inc.*(a)	12,840	59,064
Hudson Highland Group, Inc.*(a)	14,631	65,108
Huron Consulting Group, Inc.*	9,806	201,317
ICF International, Inc.*	7,779	178,917
Kelly Services, Inc., Class A*(a)	12,148	179,790
Kforce, Inc.*(a)	13,547	183,020
Korn/Ferry International*	20,238	284,344
Mistras Group, Inc.*	6,506	64,995
Navigant Consulting, Inc.*	22,423	220,642
On Assignment, Inc.*	16,527	79,825
Resources Connection, Inc.*	20,521	266,568
School Specialty, Inc.*	8,609	165,035
SFN Group, Inc.*	23,531	176,247
TrueBlue, Inc.*	19,555	251,673
Volt Information Sciences, Inc.*	6,923	61,822
VSE Corp.	1,978	70,239

		5,044,890

Real Estate Investment Trusts (REITs) 7.2%
Acadia Realty Trust	17,904	331,940
Agree Realty Corp.	4,046	93,463
Alexander’s, Inc.(a)	914	305,431
American Campus Communities, Inc.(a)	22,960	664,692
American Capital Agency Corp.(a)	14,074	387,316
Anworth Mortgage Asset Corp.(a)	49,881	347,671
Apollo Commercial Real Estate Finance, Inc.	5,239	88,539
Ashford Hospitality Trust, Inc.*	18,824	165,463
Associated Estates Realty Corp.	14,095	195,075
BioMed Realty Trust, Inc.	49,795	898,302
CapLease, Inc.	27,398	134,250
Capstead Mortgage Corp.(a)	30,137	352,603
CBL & Associates Properties, Inc.(a)	60,171	846,606
Cedar Shopping Centers, Inc.	25,281	156,742
Chatham Lodging Trust*	4,545	68,948
Chesapeake Lodging Trust*	3,981	69,628
Cogdell Spencer, Inc.	20,329	151,044
Colonial Properties Trust	31,055	500,607
Colony Financial, Inc.	6,987	124,788
Cousins Properties, Inc.(a)	39,688	271,863
CreXus Investment Corp.	6,829	82,358
Cypress Sharpridge Investments, Inc.	8,606	113,599
DCT Industrial Trust, Inc.(a)	93,359	437,854
DiamondRock Hospitality Co.*(a)	68,026	631,281
DuPont Fabros Technology, Inc.	18,079	456,314
Dynex Capital, Inc.(a)	7,946	77,076
EastGroup Properties, Inc.(a)	11,723	425,193
Education Realty Trust, Inc.	26,575	184,696
Entertainment Properties Trust(a)	20,242	844,901
Equity Lifestyle Properties, Inc.	11,484	607,848
Equity One, Inc.	16,034	273,219
Excel Trust, Inc.*	7,422	84,908
Extra Space Storage, Inc.	38,673	599,818
FelCor Lodging Trust, Inc.*	41,985	248,971
First Industrial Realty Trust, Inc.*	29,048	122,583
First Potomac Realty Trust	16,764	259,842
Franklin Street Properties Corp.(a)	30,507	372,490
Getty Realty Corp.	9,078	217,509
Gladstone Commercial Corp.(a)	4,918	83,803
Glimcher Realty Trust	30,967	205,931
Government Properties Income Trust (a)	9,368	260,337
Hatteras Financial Corp.(a)	15,421	457,078
Healthcare Realty Trust, Inc.	27,067	635,262
Hersha Hospitality Trust	49,564	251,785
Highwoods Properties, Inc.	30,331	949,664
Home Properties, Inc.(a)	17,201	854,374
Inland Real Estate Corp.	33,161	275,236
Invesco Mortgage Capital, Inc.	11,442	232,845
Investors Real Estate Trust(a)	34,016	288,116
iStar Financial, Inc.*(a)	42,200	214,376
Kilroy Realty Corp.(a)	23,644	793,966
Kite Realty Group Trust	25,984	120,566
LaSalle Hotel Properties	30,702	728,251
Lexington Realty Trust	43,530	279,898
LTC Properties, Inc.	10,425	256,976
Medical Properties Trust, Inc.(a)	48,756	484,635
MFA Financial, Inc.	119,975	880,617
Mid-America Apartment Communities, Inc. (a)	12,737	719,386
Mission West Properties, Inc.(a)	10,804	76,276
Monmouth Real Estate Investment Corp., Class A	13,356	105,112
MPG Office Trust, Inc.*(a)	21,584	67,774
National Health Investors, Inc.	10,674	401,876
National Retail Properties, Inc.(a)	35,957	831,326
Newcastle Investment Corp.*(a)	29,167	77,584
NorthStar Realty Finance Corp.(a)	35,461	121,631
Omega Healthcare Investors, Inc.(a)	40,341	886,695
One Liberty Properties, Inc.(a)	4,293	66,799
Parkway Properties, Inc.(a)	10,085	168,520
Pebblebrook Hotel Trust*	14,432	263,961
Pennsylvania Real Estate Investment Trust	24,867	305,615
Pennymac Mortgage Investment Trust *(a)	6,850	113,368
Post Properties, Inc.(a)	21,410	545,527
Potlatch Corp.	17,305	641,323
PS Business Parks, Inc.	8,023	465,896
RAIT Financial Trust*(a)	37,475	74,950
Ramco-Gershenson Properties Trust	17,266	198,559
Redwood Trust, Inc.(a)	34,662	542,460
Resource Capital Corp.	20,106	122,647
Retail Opportunity Investments Corp.	18,769	184,312
Saul Centers, Inc.(a)	2,964	125,377
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Real Estate Investment Trusts (REITs) (continued)
Sovran Self Storage, Inc.(a)	12,138	$446,678
Starwood Property Trust, Inc.	21,366	379,460
Strategic Hotels & Resorts, Inc.*	62,466	287,968
Sun Communities, Inc.(a)	8,451	245,924
Sunstone Hotel Investors, Inc.*	43,795	451,964
Tanger Factory Outlet Centers(a)	17,546	784,306
Terreno Realty Corp.*	4,363	78,534
Two Harbors Investment Corp.(a)	12,444	104,903
UMH Properties, Inc.	5,855	67,215
Universal Health Realty Income Trust	5,173	172,157
Urstadt Biddle Properties, Inc., Class A	8,980	160,113
U-Store-It Trust	34,605	279,262
Walter Investment Management Corp. (a)	11,832	204,339
Washington Real Estate Investment Trust	26,420	801,847
Winthrop Realty Trust(a)	8,452	104,129

		32,124,920

Real Estate Management & Development 0.2%
Avatar Holdings, Inc.*(a)	4,123	82,501
Consolidated-Tomoka Land Co.(a)	2,543	73,264
Forestar Group, Inc.*	16,175	260,579
Kennedy-Wilson Holdings, Inc.*(a)	9,807	97,384
Tejon Ranch Co.*(a)	5,979	137,756
Thomas Properties Group, Inc.(a)	16,429	59,966

		711,450

Road & Rail 1.1%
Amerco, Inc.*(a)	3,792	258,501
Arkansas Best Corp.	11,266	254,274
Avis Budget Group, Inc.*	45,280	558,755
Celadon Group, Inc.*	8,972	140,322
Dollar Thrifty Automotive Group, Inc. *	12,612	628,960
Genesee & Wyoming, Inc., Class A*	17,025	695,982
Heartland Express, Inc.	21,984	352,184
Knight Transportation, Inc.(a)	25,896	541,744
Marten Transport Ltd.*	6,797	154,428
Old Dominion Freight Line, Inc.*	12,247	482,899
Patriot Transportation Holding, Inc. *(a)	702	53,317
RailAmerica, Inc.*(a)	10,438	115,966
Roadrunner Transportation Systems, Inc. *	5,043	74,485
Saia, Inc.*(a)	7,178	108,388
USA Truck, Inc.*	3,769	61,774
Werner Enterprises, Inc.(a)	18,795	432,849

		4,914,828

Semiconductors & Semiconductor Equipment 3.7%
Actel Corp.*	9,719	142,481
Advanced Analogic Technologies, Inc. *	19,700	62,843
Advanced Energy Industries, Inc.*	16,266	286,444
Amkor Technology, Inc.*(a)	46,546	268,570
Anadigics, Inc.*	29,320	128,715
Applied Micro Circuits Corp.*(a)	28,875	345,345
ATMI, Inc.*	13,943	206,914
Axcelis Technologies, Inc.*(a)	47,062	78,594
AXT, Inc.*(a)	14,133	83,243
Brooks Automation, Inc.*	28,933	220,759
Cabot Microelectronics Corp.*(a)	10,321	337,393
Cavium Networks, Inc.*(a)	19,498	523,131
Ceva, Inc.*	9,429	120,408
Cirrus Logic, Inc.*(a)	28,233	550,543
Cohu, Inc.	10,651	167,008
Conexant Systems, Inc.*(a)	35,549	73,231
Cymer, Inc.*(a)	13,163	438,065
Diodes, Inc.*(a)	14,964	264,564
DSP Group, Inc.*	10,565	73,744
Energy Conversion Devices, Inc. *(a)	21,158	102,405
Entegris, Inc.*	58,285	268,694
Entropic Communications, Inc.*	24,755	193,832
Evergreen Solar, Inc.*(a)	89,934	59,356
Exar Corp.*	16,164	112,986
FEI Co.*	16,803	328,667
FormFactor, Inc.*(a)	22,275	215,622
FSI International, Inc.*(a)	15,840	56,074
GSI Technology, Inc.*(a)	8,900	60,520
GT Solar International, Inc.*(a)	27,686	179,405
Hittite Microwave Corp.*	11,951	549,268
Integrated Device Technology, Inc. *	71,447	415,107
Integrated Silicon Solution, Inc.*	11,348	97,593
IXYS Corp.*(a)	10,713	94,596
Kopin Corp.*	30,168	113,733
Kulicke & Soffa Industries, Inc.*	31,132	209,207
Lattice Semiconductor Corp.*	51,608	286,940
LTX-Credence Corp.*(a)	65,850	184,380
Mattson Technology, Inc.*(a)	22,362	65,521
MaxLinear, Inc., Class A*	3,300	41,283
Micrel, Inc.	22,402	217,747
Microsemi Corp.*	36,390	580,784
Microtune, Inc.*(a)	25,019	59,795
Mindspeed Technologies, Inc.*(a)	14,476	102,345
MIPS Technologies, Inc.*	20,539	111,938
MKS Instruments, Inc.*	22,180	475,983
Monolithic Power Systems, Inc.*	14,282	251,649
MoSys, Inc.*(a)	12,740	57,840
Nanometrics, Inc.*(a)	7,948	72,565
Netlogic Microsystems, Inc.*(a)	27,529	813,757
NVE Corp.*	2,125	91,311
OmniVision Technologies, Inc.*	22,838	509,516
PDF Solutions, Inc.*(a)	10,579	43,374
Pericom Semiconductor Corp.*	11,422	104,397
Photronics, Inc.*(a)	23,681	107,038
PLX Technology, Inc.*	16,856	64,390
Power Integrations, Inc.(a)	10,792	381,497
RF Micro Devices, Inc.*	118,151	492,690
Rubicon Technology, Inc.*(a)	6,715	203,129
Rudolph Technologies, Inc.*	14,266	123,258
Semtech Corp.*	27,107	471,120
Sigma Designs, Inc.*(a)	13,666	139,940
Silicon Image, Inc.*	33,806	144,014
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Spansion, Inc., Class A*	5,545	$93,267
Standard Microsystems Corp.*	9,971	219,561
Supertex, Inc.*(a)	4,367	113,280
Tessera Technologies, Inc.*	22,041	374,256
Trident Microsystems, Inc.*	33,816	60,531
TriQuint Semiconductor, Inc.*	68,158	472,335
Ultra Clean Holdings, Inc.*(a)	9,716	105,224
Ultratech, Inc.*	10,815	195,427
Veeco Instruments, Inc.*(a)	17,827	771,909
Virage Logic Corp.*	10,249	122,476
Volterra Semiconductor Corp.*	10,918	245,873
Zoran Corp.*	22,382	192,485

		16,593,885

Software 4.0%
ACI Worldwide, Inc.*	15,020	291,388
Actuate Corp.*	20,658	98,332
Advent Software, Inc.*(a)	6,934	355,437
American Software, Inc., Class A (a)	10,564	53,031
ArcSight, Inc.*(a)	10,883	272,184
Ariba, Inc.*	39,620	632,731
Aspen Technology, Inc.*	27,590	301,559
Blackbaud, Inc.(a)	19,752	467,925
Blackboard, Inc.*(a)	14,987	569,056
Bottomline Technologies, Inc.*	13,325	188,815
CDC Corp., Class A*	38,366	76,732
CommVault Systems, Inc.*(a)	19,048	352,769
Concur Technologies, Inc.*	17,664	817,490
Deltek, Inc.*	9,431	70,732
DemandTec, Inc.*(a)	8,800	59,224
Digimarc Corp.*(a)	3,169	65,472
Ebix, Inc.*(a)	12,001	199,337
Epicor Software Corp.*	21,904	169,537
EPIQ Systems, Inc.	14,578	189,806
Fair Isaac Corp.	20,096	479,290
Fortinet, Inc.*(a)	17,501	315,193
Interactive Intelligence, Inc.*(a)	5,798	93,812
Jack Henry & Associates, Inc.	37,383	949,528
JDA Software Group, Inc.*(a)	18,375	431,813
Kenexa Corp.*	10,141	121,996
Lawson Software, Inc.*	61,124	487,158
Magma Design Automation, Inc.*(a)	23,156	75,025
Manhattan Associates, Inc.*	10,023	269,218
Mentor Graphics Corp.*	47,171	453,785
MicroStrategy, Inc., Class A*	3,952	327,976
Monotype Imaging Holdings, Inc.*	10,142	84,381
Netscout Systems, Inc.*	13,629	216,020
NetSuite, Inc.*(a)	8,303	123,217
Opnet Technologies, Inc.	5,962	90,861
Parametric Technology Corp.*	50,969	914,384
Pegasystems, Inc.(a)	7,135	219,473
Progress Software Corp.*	18,504	553,270
PROS Holdings, Inc.*(a)	8,747	61,841
Quest Software, Inc.*	26,241	529,019
Radiant Systems, Inc.*(a)	12,965	184,233
Renaissance Learning, Inc.	6,143	85,388
Rosetta Stone, Inc.*	4,737	101,514
S1 Corp.*	22,952	134,728
Smith Micro Software, Inc.*	13,787	135,526
SolarWinds, Inc.*(a)	15,384	212,607
Sonic Solutions, Inc.*(a)	11,212	88,238
Sourcefire, Inc.*(a)	12,206	260,476
SRS Labs, Inc.*	5,678	52,805
SS&C Technologies Holdings, Inc.*	5,559	95,059
SuccessFactors, Inc.*(a)	27,772	564,049
Synchronoss Technologies, Inc.*(a)	9,161	178,548
Take-Two Interactive Software, Inc. *(a)	31,066	318,426
Taleo Corp., Class A*(a)	17,577	432,394
TeleCommunication Systems, Inc., Class A *	20,914	75,081
THQ, Inc.*(a)	29,665	135,272
TIBCO Software, Inc.*	71,992	976,212
TiVo, Inc.*	51,154	438,901
Tyler Technologies, Inc.*(a)	13,659	224,417
Ultimate Software Group, Inc.*(a)	11,006	355,054
Unica Corp.*	7,653	68,265
VASCO Data Security International, Inc. *(a)	12,603	80,281
VirnetX Holding Corp.(a)	14,465	88,960
Wave Systems Corp., Class A*(a)	36,906	119,575
Websense, Inc.*(a)	19,027	353,141

		17,787,967

Specialty Retail 3.2%
America’s Car-Mart, Inc.*	4,685	109,067
AnnTaylor Stores Corp.*	25,863	453,637
Asbury Automotive Group, Inc.*	13,131	176,743
Barnes & Noble, Inc.(a)	17,028	220,853
Bebe Stores, Inc.(a)	15,079	89,720
Big 5 Sporting Goods Corp.	9,986	137,208
Borders Group, Inc.*	19,948	26,531
Brown Shoe Co., Inc.	19,335	282,678
Buckle, Inc. (The)(a)	11,419	314,593
Build-A-Bear Workshop, Inc.*(a)	7,809	47,244
Cabela’s, Inc.*(a)	17,789	277,331
Casual Male Retail Group, Inc.*(a)	19,051	65,916
Cato Corp. (The), Class A(a)	12,328	286,996
Charming Shoppes, Inc.*(a)	51,982	232,879
Childrens Place Retail Stores, Inc. (The)*(a)	12,182	509,817
Christopher & Banks Corp.	16,475	121,750
Citi Trends, Inc.*	6,649	208,712
Coldwater Creek, Inc.*(a)	26,023	102,010
Collective Brands, Inc.*(a)	28,498	456,538
Destination Maternity Corp.*	2,400	74,280
Dress Barn, Inc.*	26,112	644,966
DSW, Inc., Class A*(a)	6,354	169,080
Express, Inc.*	7,150	125,483
Finish Line, Inc. (The), Class A	22,518	322,233
Genesco, Inc.*	10,626	289,984
Group 1 Automotive, Inc.*(a)	10,853	300,845
Gymboree Corp.*(a)	12,991	562,510
Haverty Furniture Cos., Inc.	8,498	102,996
hhgregg, Inc.*(a)	5,952	120,766
Hibbett Sports, Inc.*(a)	12,774	338,128
HOT Topic, Inc.(a)	20,458	108,223
Jo-Ann Stores, Inc.*	12,071	505,654
Jos. A. Bank Clothiers, Inc.*(a)	8,073	473,724
Kirkland’s, Inc.*	7,662	129,181
Lithia Motors, Inc., Class A(a)	9,317	81,990
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Specialty Retail (continued)
Lumber Liquidators Holdings, Inc. *(a)	9,871	$244,998
MarineMax, Inc.*(a)	9,938	75,529
Men’s Wearhouse, Inc. (The)(a)	23,118	449,876
Midas, Inc.*(a)	6,955	61,204
Monro Muffler Brake, Inc.(a)	8,743	358,813
OfficeMax, Inc.*	36,883	527,058
Pacific Sunwear Of California*(a)	30,229	122,125
Penske Automotive Group, Inc.*(a)	19,723	276,122
PEP Boys-Manny Moe & Jack(a)	23,524	225,830
Pier 1 Imports, Inc.*(a)	46,211	323,015
Rent-A-Center, Inc.*	29,031	638,392
Rue21, Inc.*(a)	6,576	199,450
Sally Beauty Holdings, Inc.*(a)	41,888	396,261
Select Comfort Corp.*(a)	24,343	189,875
Shoe Carnival, Inc.*	4,180	87,989
Sonic Automotive, Inc., Class A*	17,920	177,229
Stage Stores, Inc.	17,360	190,960
Stein Mart, Inc.*	11,699	90,316
Systemax, Inc.(a)	4,805	78,610
Talbots, Inc.*(a)	30,920	355,271
Ulta Salon Cosmetics & Fragrance, Inc. *	13,905	351,240
Vitamin Shoppe, Inc.*(a)	7,132	194,846
West Marine, Inc.*	6,900	71,622
Wet Seal, Inc. (The), Class A*	45,448	153,614
Zumiez, Inc.*	9,275	169,733

		14,480,244

Textiles, Apparel & Luxury Goods 2.0%
Carter’s, Inc.*	26,154	633,973
Cherokee, Inc.(a)	3,948	77,499
Columbia Sportswear Co.	5,112	250,539
CROCS, Inc.*	38,025	487,861
Culp, Inc.*(a)	4,134	43,076
Deckers Outdoor Corp.*(a)	17,011	865,690
G-III Apparel Group Ltd.*(a)	7,032	181,426
Iconix Brand Group, Inc.*(a)	32,090	528,201
Joe’s Jeans, Inc.*(a)	19,835	38,083
Jones Apparel Group, Inc.	37,990	662,546
K-Swiss, Inc., Class A*	12,085	144,416
Liz Claiborne, Inc.*(a)	42,253	200,279
Maidenform Brands, Inc.*	10,273	255,079
Movado Group, Inc.*(a)	6,937	78,804
Oxford Industries, Inc.	6,229	139,530
Perry Ellis International, Inc.*	4,420	98,964
Quiksilver, Inc.*(a)	57,989	259,211
RG Barry Corp.(a)	4,300	50,955
Skechers U.S.A., Inc., Class A*	14,947	554,384
Steven Madden Ltd.*	10,896	420,912
Timberland Co. (The), Class A*	18,420	324,560
True Religion Apparel, Inc.*	11,306	277,901
Under Armour, Inc., Class A*(a)	15,492	581,880
Unifi, Inc.*	19,300	75,656
Volcom, Inc.*(a)	8,756	142,460
Warnaco Group, Inc. (The)*	19,545	816,395
Weyco Group, Inc.(a)	3,447	87,209
Wolverine World Wide, Inc.(a)	21,909	626,378

		8,903,867

Thrifts & Mortgage Finance 1.5%
Abington Bancorp, Inc.	9,919	94,627
Astoria Financial Corp.(a)	37,664	498,671
Bank Mutual Corp.(a)	20,760	122,069
BankFinancial Corp.(a)	9,437	83,801
Beneficial Mutual Bancorp, Inc. *(a)	15,297	154,347
Berkshire Hills Bancorp, Inc.	6,303	127,258
BofI Holding, Inc.*(a)	3,491	54,529
Brookline Bancorp, Inc.	26,082	252,474
Dime Community Bancshares	12,105	158,575
ESB Financial Corp.(a)	4,271	60,349
ESSA Bancorp, Inc.(a)	7,062	89,829
Federal Agricultural Mortgage Corp., Class C	4,272	63,824
First Financial Holdings, Inc.(a)	7,840	98,627
Flagstar Bancorp, Inc.*(a)	21,812	70,016
Flushing Financial Corp.	14,016	174,779
Home Federal Bancorp, Inc.	7,828	102,155
Kearny Financial Corp.	6,788	63,739
Meridian Interstate Bancorp, Inc.*(a)	4,300	46,526
MGIC Investment Corp.*(a)	88,218	757,793
NewAlliance Bancshares, Inc.	45,863	558,153
Northwest Bancshares, Inc.	48,181	584,435
OceanFirst Financial Corp.(a)	6,558	83,024
Ocwen Financial Corp.*	32,529	343,506
Oritani Financial Corp.(a)	24,687	246,870
PMI Group, Inc. (The)*	63,227	197,900
Provident Financial Services, Inc.	26,310	337,031
Provident New York Bancorp(a)	17,675	164,024
Radian Group, Inc.	58,676	504,614
Rockville Financial, Inc.(a)	3,600	45,612
Roma Financial Corp.(a)	4,060	46,325
Territorial Bancorp, Inc.	5,693	103,670
Trustco Bank Corp.	34,180	198,928
United Financial Bancorp, Inc.	7,948	118,346
ViewPoint Financial Group	6,850	66,445
Westfield Financial, Inc.	13,728	112,707
WSFS Financial Corp.(a)	2,246	85,348

		6,870,926

Tobacco 0.2%
Alliance One International, Inc.*(a)	40,343	152,093
Star Scientific, Inc.*(a)	44,515	95,262
Universal Corp.	10,527	466,873
Vector Group Ltd.(a)	18,719	354,725

		1,068,953

Trading Companies & Distributors 0.9%
Aceto Corp.	12,129	82,720
Aircastle Ltd.	22,773	208,145
Applied Industrial Technologies, Inc.	18,582	520,296
Beacon Roofing Supply, Inc.*	20,129	343,401
CAI International, Inc.*(a)	4,640	60,645
DXP Enterprises, Inc.*	3,813	78,281
H&E Equipment Services, Inc.*	12,919	112,395
Houston Wire & Cable Co.(a)	8,327	100,507
Interline Brands, Inc.*	14,769	267,171
Kaman Corp.	11,508	262,843
RSC Holdings, Inc.*	22,165	173,330
Rush Enterprises, Inc., Class A*	14,501	216,645
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
Common Stocks (continued)

		Market
	Shares	Value

Trading Companies & Distributors (continued)
TAL International Group, Inc.(a)	7,476	$201,404
Textainer Group Holdings Ltd.(a)	4,291	117,144
Titan Machinery, Inc.*	5,900	84,193
United Rentals, Inc.*(a)	26,735	352,367
Watsco, Inc.(a)	12,133	675,929

		3,857,416

Water Utilities 0.3%
American States Water Co.(a)	7,986	281,746
Artesian Resources Corp., Class A (a)	3,624	66,319
Cadiz, Inc.*(a)	6,034	79,589
California Water Service Group	8,437	299,935
Connecticut Water Service, Inc.	4,236	98,275
Consolidated Water Co. Ltd.(a)	7,038	84,738
Middlesex Water Co.	6,635	109,809
SJW Corp.	5,745	142,993
Southwest Water Co.	12,808	138,967
York Water Co. (The)(a)	6,345	93,969

		1,396,340

Wireless Telecommunication Services 0.3%
FiberTower Corp.*(a)	20,575	98,143
ICO Global Communications Holdings Ltd.*	39,533	75,113
NTELOS Holdings Corp.	12,860	240,610
Shenandoah Telecommunications Co.	10,471	203,975
Syniverse Holdings, Inc.*	30,311	676,845
USA Mobility, Inc.	9,867	146,327

		1,441,013

Total Common Stocks (cost $452,365,905)		435,021,924

Warrant 0.0%

	Number of	Market
	Warrants	Value

Oil, Gas & Consumable Fuels 0.0%
Greenhunter Energy, Inc., expiring 9/16/2011*(b)	120	0

Total Warrant (cost $—)		0

Mutual Fund 2.7%

		Market
	Shares	Value
Money Market Fund 2.7%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (c)	12,226,624	12,226,624

Total Mutual Fund (cost $12,226,624)		12,226,624

Repurchase Agreements 29.3%

	Principal	Market
	Amount	Value

Barclays Capital, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $50,000,875, collateralized by U.S. Treasury Securities from 1.00% — 3.25%, maturing 07/31/11— 03/31/17; total market value $51,000,002. (d)	$50,000,000	$50,000,000
Goldman Sachs & Co., 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $37,850,524, collateralized by U.S. Government Agency Mortgages from 0.00% — 14.00%, maturing 09/15/10—07/20/60; total market value $38,606,859. (d)	37,849,862	37,849,862
Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $43,772,598, collateralized by U.S. Government Agency Mortgages ranging from 3.50% — 6.00%, maturing 05/01/22 — 06/01/40; total market value $44,647,269. (d)	43,771,832	43,771,832

Total Repurchase Agreements (cost $131,621,694)		131,621,694

Total Investments (cost $596,214,223) (e) — 129.0%		578,870,242

Liabilities in excess of other assets — (29.0%)		(130,110,027)

NET ASSETS — 100.0%		$448,760,215

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $127,764,703.

(b)	Fair Valued Security.

(c)	Represents 7-day effective yield as of July 31, 2010.

(d)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $131,621,694.

(e)	At July 31, 2010, the tax basis cost of the Fund’s investments was $602,220,608, tax unrealized appreciation and depreciation were $48,615,194 and $(71,965,560), respectively.

†	Amount rounds to less than 0.1%.

Ltd.	Limited

NV	Public Traded Company

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
At July 31, 2010, the Fund’s open futures contracts were as follows:

Number			Notional Value
of			Covered by	Unrealized
Contracts	Long Contracts	Expiration	Contracts	Appreciation

212	E-mini Russell 2000 Index	09/17/10	$13,771,520	$345,034
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$435,021,924	$—	$—	$435,021,924
Futures Contracts	345,034	—	—	345,034
Mutual Fund	12,226,624	—	—	12,226,624
Repurchase Agreements	—	131,621,694	—	131,621,694
Warrant	—	—	—	—

Total	$447,593,582	$131,621,694	$—	$579,215,276

*	See Statement of Investments for identification of securities by type and industry classification.
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Common Stocks	Warrants	Total

Balance as of 10/31/09	$—	$—	$—

Accrued Accretion/(Amortization)	—	—	—

Change in Unrealized Appreciation/(Depreciation)	—	—	—

Net Purchases/(Sales)	—	—	—

Transfers Into Level 3	—	—	—

Transfers Out of Level 3	—	—	—

Balance as of 07/31/2010	$—	$—	$—

Amounts designated as “—” , which may include fair valued securities, are zero or have been rounded to zero.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Small Cap Index Fund
The Fund is subject to the guidance on disclosures about derivative instruments and hedging activities. The guidance requires enhanced disclosure about an entity’s derivative and hedging activities.
The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of July 31, 2010. Please see below for information on the Fund’s policy regarding the objectives and strategies for using futures contracts.
Futures Contracts
The Fund is subject to equity price risk in the normal course of pursuing its investment objective. The Fund may enter into financial futures contracts (“futures contracts”) to gain exposure to, or hedge against changes in, the value of equities. The Fund may also enter into futures contracts for non-hedging purposes; however, in those instances, the aggregate initial margin and premiums required to enter into and maintain futures contracts may not exceed 5% of the Fund’s NAV after taking into account unrealized gains and unrealized losses on such futures contracts.
Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. Futures contracts involve minimal counterparty credit risk to the Fund because futures contracts are exchange-traded, and the exchange’s clearinghouse, as counterparty to all exchange-traded futures contracts, guarantees futures contracts against default.
Fair Values of Derivative Instruments as of July 31, 2010
     Derivatives not accounted for as hedging instruments

		Fair Value

Assets:
Futures — Equity contracts	Net Assets — Unrealized appreciation from futures contracts	345,034

Total		$345,034

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Aggressive Fund
Mutual Funds 100.1%

		Market
	Shares	Value

Equity Funds 94.8%
Nationwide International Index Fund, Institutional Class (a)	40,258,387	$268,120,856
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	11,553,229	145,686,220
Nationwide S&P 500 Index Fund, Institutional Class (a)	39,790,575	368,858,625
Nationwide Small Cap Index Fund, Institutional Class (a)	9,767,426	97,478,916

Total Equity Funds (cost $1,022,985,469)		880,144,617

Fixed Income Fund 5.3%
Nationwide Bond Index Fund, Institutional Class (a)	4,270,423	49,067,160

Total Fixed Income Fund (cost $46,416,749)		49,067,160

Total Mutual Funds (cost $1,069,402,218)		929,211,777

Total Investments (cost $1,069,402,218) (b) — 100.1%		929,211,777

Liabilities in excess of other assets — (0.1)%		(691,430)

NET ASSETS — 100.0%		$928,520,347

(a)	Investment in affiliate.

(b)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,096,520,463, tax unrealized appreciation and depreciation were $2,156,399 and $(169,465,085), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Aggressive Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Mutual Funds	$929,211,777	$—	$—	$929,211,777

Total	$929,211,777	$—	$—	$929,211,777

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund
Mutual Funds 97.6%

		Market
	Shares	Value

Equity Funds 79.3%
Nationwide International Index Fund, Institutional Class (a)	56,181,920	$374,171,585
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	19,346,283	243,956,631
Nationwide S&P 500 Index Fund, Institutional Class (a)	58,289,784	540,346,294
Nationwide Small Cap Index Fund, Institutional Class (a)	8,152,247	81,359,429

Total Equity Funds (cost $1,411,534,028)		1,239,833,939

Fixed Income Funds 18.3%
Nationwide Bond Index Fund, Institutional Class (a)	21,464,624	246,628,534
Nationwide Enhanced Income Fund, Institutional Class (a)	4,426,014	40,232,464

Total Fixed Income Funds (cost $273,448,664)		286,860,998

Total Mutual Funds (cost $1,684,982,692)		1,526,694,937

Fixed Contract 2.5%

	Principal	Market
	Amount	Value

Nationwide Fixed Contract, 3.60%(a)(b)	$38,588,353	38,588,353

Total Fixed Contract (cost $38,588,353)		38,588,353

Total Investments (cost $1,723,571,045) (c) — 100.1%		1,565,283,290

Liabilities in excess of other assets — (0.1)%		(822,343)

NET ASSETS — 100.0%		$1,564,460,947

(a)	Investment in affiliate.

(b)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,759,498,820, tax unrealized appreciation and depreciation were $11,015,749 and $(205,231,279), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Aggressive Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$38,588,353	$—	$38,588,353
Mutual Funds	1,526,694,937	—	—	1,526,694,937

Total	$1,526,694,937	$38,588,353	$—	$1,565,283,290

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderate Fund
Mutual Funds 94.1%

		Market
	Shares	Value

Equity Funds 59.0%
Nationwide International Index Fund, Institutional Class (a)	29,303,521	$195,161,453
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	11,198,511	141,213,228
Nationwide S&P 500 Index Fund, Institutional Class (a)	43,412,386	402,432,823
Nationwide Small Cap Index Fund, Institutional Class (a)	7,089,582	70,754,024

Total Equity Funds (cost $888,541,924)		809,561,528

Fixed Income Funds 33.1%
Nationwide Bond Index Fund, Institutional Class (a)	31,065,425	356,941,728
Nationwide Enhanced Income Fund, Institutional Class (a)	10,678,455	97,067,155

Total Fixed Income Funds (cost $434,405,192)		454,008,883

Money Market Fund 2.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	27,054,377	27,054,377

Total Money Market Fund (cost $27,054,377)		27,054,377

Total Mutual Funds (cost $1,350,001,493)		1,290,624,788

Fixed Contract 5.9%

	Principal	Market
	Amount	Value

Nationwide Fixed Contract, 3.60%(a)(c)	$80,525,772	80,525,772

Total Fixed Contract (cost $80,525,772)		80,525,772

Total Investments (cost $1,430,527,265) (d) — 100.0%		1,371,150,560

Other assets in excess of liabilities — 0.0%		126,264

NET ASSETS — 100.0%		$1,371,276,824

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $1,462,145,075, tax unrealized appreciation and depreciation were $13,587,170 and $(104,581,685), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderate Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$80,525,772	$—	$80,525,772
Mutual Funds	1,290,624,788	—	—	1,290,624,788

Total	$1,290,624,788	$80,525,772	$—	$1,371,150,560

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund
Mutual Funds 89.7%

		Market
	Shares	Value

Equity Funds 39.1%
Nationwide International Index Fund, Institutional Class (a)	6,523,613	$43,447,263
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	3,725,854	46,983,018
Nationwide S&P 500 Index Fund, Institutional Class (a)	9,649,681	89,452,543

Total Equity Funds (cost $185,534,569)		179,882,824

Fixed Income Funds 46.5%
Nationwide Bond Index Fund, Institutional Class (a)	14,488,424	166,471,987
Nationwide Enhanced Income Fund, Institutional Class (a)	5,263,115	47,841,717

Total Fixed Income Funds (cost $205,687,156)		214,313,704

Money Market Fund 4.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	18,819,782	18,819,782

Total Money Market Fund (cost $18,819,783)		18,819,782

Total Mutual Funds (cost $410,041,508)		413,016,310

Fixed Contract 10.2%

	Principal	Market
	Amount	Value

Nationwide Fixed Contract, 3.60%(a)(c)	$47,090,785	47,090,785

Total Fixed Contract (cost $47,090,785)		47,090,785

Total Investments (cost $457,132,293) (d) — 99.9%		460,107,095

Other assets in excess of liabilities — 0.1%		233,155

NET ASSETS — 100.0%		$460,340,250

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $470,036,640, tax unrealized appreciation and depreciation were $4,090,568 and $(14,020,113), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Moderately Conservative Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$47,090,785	$—	$47,090,785
Mutual Funds	413,016,310	—	—	413,016,310

Total	$413,016,310	$47,090,785	$—	$460,107,095

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Conservative Fund
Mutual Funds 83.1%

		Market
	Shares	Value

Equity Funds 19.4%
Nationwide International Index Fund, Institutional Class (a)	2,305,439	$15,354,224
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	1,318,649	16,628,163
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,414,831	31,655,484

Total Equity Funds (cost $59,226,161)		63,637,871

Fixed Income Funds 57.7%
Nationwide Bond Index Fund, Institutional Class (a)	11,717,510	134,634,184
Nationwide Enhanced Income Fund, Institutional Class (a)	5,959,171	54,168,867

Total Fixed Income Funds (cost $181,947,152)		188,803,051

Money Market Fund 6.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	19,759,130	19,759,130

Total Money Market Fund (cost $19,759,130)		19,759,130

Total Mutual Funds (cost $260,932,443)		272,200,052

Fixed Contract 16.8%

	Principal	Market
	Amount	Value

Nationwide Fixed Contract, 3.60%(a)(c)	$54,907,555	54,907,555

Total Fixed Contract (cost $54,907,555)		54,907,555

Total Investments (cost $315,839,998) (d) — 99.9%		327,107,607

Other assets in excess of liabilities — 0.1%		237,074

NET ASSETS — 100.0%		$327,344,681

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	The Nationwide Fixed Contract rate changes quarterly. The security is restricted and as the affiliated counterparty is required by contract to redeem within five days upon request, it has been deemed liquid pursuant to procedures approved by the Board of Trustees.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $322,649,204, tax unrealized appreciation and depreciation were $4,955,009 and $(496,606), respectively.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Investor Destinations Conservative Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Fixed Contract	$—	$54,907,555	$—	$54,907,555
Mutual Funds	272,200,052	—	—	272,200,052

Total	$272,200,052	$54,907,555	$—	$327,107,607

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Growth Fund
Common Stocks 97.7%

		Market
	Shares	Value

Aerospace & Defense 2.1%
Boeing Co. (The)	6,700	$456,538
Precision Castparts Corp.	13,100	1,600,689
United Technologies Corp.	9,360	665,496

		2,722,723

Airlines 0.1%
UAL Corp.*	3,200	75,968

Auto Components 1.6%
Autoliv, Inc.*	7,000	402,080
BorgWarner, Inc.*	27,300	1,197,378
Johnson Controls, Inc.	16,100	463,841

		2,063,299

Beverages 2.0%
Coca-Cola Enterprises, Inc.	9,100	261,170
PepsiCo, Inc.	35,840	2,326,374

		2,587,544

Biotechnology 1.4%
Amgen, Inc.*	3,550	193,582
Biogen Idec, Inc.*	4,700	262,636
Gilead Sciences, Inc.*	42,760	1,424,763

		1,880,981

Capital Markets 0.3%
Northern Trust Corp.	7,800	366,522

Chemicals 3.4%
Eastman Chemical Co.	3,600	225,504
Monsanto Co.	5,700	329,688
Potash Corp. of Saskatchewan, Inc.	10,200	1,069,674
Praxair, Inc.	20,900	1,814,538
Valspar Corp.	33,300	1,045,953

		4,485,357

Communications Equipment 5.4%
Cisco Systems, Inc.*	204,040	4,707,203
F5 Networks, Inc.*	6,000	526,980
QUALCOMM, Inc.	48,920	1,862,873

		7,097,056

Computers & Peripherals 9.0%
Apple, Inc.*	26,460	6,806,835
EMC Corp.*	50,450	998,405
Hewlett-Packard Co.	59,640	2,745,826
NetApp, Inc.*	28,025	1,185,458
Western Digital Corp.*	6,300	166,257

		11,902,781

Consumer Finance 1.0%
Capital One Financial Corp.	31,200	1,320,696

Containers & Packaging 0.1%
Owens-Illinois, Inc.*	5,850	161,752

Diversified Financial Services 1.8%
IntercontinentalExchange, Inc.*	9,800	1,035,076
JPMorgan Chase & Co.	26,100	1,051,308
NYSE Euronext	9,100	263,627

		2,350,011

Diversified Telecommunication Services 0.2%
Windstream Corp.	20,800	237,120

Electrical Equipment 0.8%
Emerson Electric Co.	22,400	1,109,696

Energy Equipment & Services 4.2%
Baker Hughes, Inc.	7,600	366,852
Cameron International Corp.*	43,602	1,726,203
Halliburton Co.	86,630	2,588,505
Helmerich & Payne, Inc.	4,300	174,279
Schlumberger Ltd.	11,370	678,334

		5,534,173

Food & Staples Retailing 1.9%
Costco Wholesale Corp.	5,800	328,918
CVS Caremark Corp.	45,049	1,382,554
Kroger Co. (The)	16,400	347,352
Wal-Mart Stores, Inc.	8,400	429,996

		2,488,820

Food Products 1.1%
Kellogg Co.	19,850	993,492
Mead Johnson Nutrition Co.	8,400	446,376

		1,439,868

Health Care Equipment & Supplies 4.7%
Baxter International, Inc.	30,290	1,325,793
Hill-Rom Holdings, Inc.	41,000	1,354,640
Intuitive Surgical, Inc.*	2,900	952,273
Medtronic, Inc.	12,100	447,337
St. Jude Medical, Inc.*	58,150	2,138,176

		6,218,219

Health Care Providers & Services 0.9%
Express Scripts, Inc.*	26,668	1,204,860

Hotels, Restaurants & Leisure 4.7%
International Game Technology	16,600	252,984
McDonald’s Corp.	8,000	557,840
P.F. Chang’s China Bistro, Inc.	22,600	935,640
Starbucks Corp.	60,265	1,497,585
Starwood Hotels & Resorts Worldwide, Inc.	31,800	1,540,710
WMS Industries, Inc.*	19,250	741,318
Wynn Resorts Ltd.	3,700	324,416
Yum! Brands, Inc.	8,600	355,180

		6,205,673

Household Durables 0.1%
Garmin Ltd.	5,250	149,678

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Growth Fund
Common Stocks (continued)

		Market
	Shares	Value

Household Products 2.3%
Church & Dwight Co., Inc.	6,500	$430,755
Clorox Co.	11,100	720,168
Colgate-Palmolive Co.	23,100	1,824,438

		2,975,361

Industrial Conglomerates 2.0%
3M Co.	30,150	2,579,031

Information Technology Services 3.9%
Cognizant Technology Solutions Corp., Class A*	26,820	1,463,299
International Business Machines Corp.	11,070	1,421,388
Visa, Inc., Class A	31,020	2,275,317

		5,160,004

Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	3,900	459,771
priceline.com, Inc.*	4,591	1,030,220

		1,489,991

Internet Software & Services 3.7%
Google, Inc., Class A*	7,210	3,495,769
Yahoo!, Inc.*	96,600	1,340,808

		4,836,577

Leisure Equipment & Products 0.3%
Hasbro, Inc.	10,000	421,500

Life Sciences Tools & Services 0.8%
Furiex Pharmaceuticals, Inc.*	841	9,848
Waters Corp.*	15,700	1,007,312

		1,017,160

Machinery 6.6%
Caterpillar, Inc.	6,400	446,400
Cummins, Inc.	25,200	2,006,172
Danaher Corp.	54,040	2,075,676
Deere & Co.	32,050	2,137,094
Harsco Corp.	14,800	342,768
PACCAR, Inc.	9,000	412,380
Parker Hannifin Corp.	21,400	1,329,368

		8,749,858

Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc.	12,000	858,480

Multiline Retail 2.2%
Target Corp.	56,550	2,902,146

Multi-Utilities 0.0%†
CenterPoint Energy, Inc.	3,500	49,805

Oil, Gas & Consumable Fuels 3.4%
EOG Resources, Inc.	16,600	1,618,500
Exxon Mobil Corp.	19,900	1,187,632
Southwestern Energy Co.*	41,100	1,498,095
Williams Cos., Inc. (The)	11,500	223,215

		4,527,442

Personal Products 0.7%
Alberto-Culver Co.	33,700	986,399

Pharmaceuticals 4.8%
Abbott Laboratories	56,350	2,765,658
Allergan, Inc.	24,750	1,511,235
Bristol-Myers Squibb Co.	32,200	802,424
Johnson & Johnson	21,020	1,221,052

		6,300,369

Real Estate Investment Trusts (REITs) 0.3%
Rayonier, Inc.	7,400	361,342

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	7,700	596,442

Road & Rail 1.7%
Canadian National Railway Co.	18,400	1,158,648
Kansas City Southern*	28,116	1,031,857

		2,190,505

Semiconductors & Semiconductor Equipment 6.5%
Analog Devices, Inc.	33,600	998,256
Broadcom Corp., Class A	38,300	1,379,949
Intel Corp.	165,730	3,414,038
Marvell Technology Group Ltd.*	110,350	1,646,422
Teradyne, Inc.*	71,100	765,036
Texas Instruments, Inc.	16,700	412,323

		8,616,024

Software 5.4%
Activision Blizzard, Inc.	26,200	311,256
McAfee, Inc.*	40,200	1,330,620
Microsoft Corp.	56,600	1,460,846
Oracle Corp.	126,490	2,990,224
Solera Holdings, Inc.	21,500	816,570
Symantec Corp.*	18,100	234,757

		7,144,273

Specialty Retail 1.5%
Aeropostale, Inc.*	6,400	181,952
Lowe’s Cos., Inc.	32,000	663,680
Urban Outfitters, Inc.*	35,900	1,154,544

		2,000,176

Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	26,300	972,311

Tobacco 0.9%
Philip Morris International, Inc.	22,190	1,132,578

Trading Companies & Distributors 0.9%
W.W. Grainger, Inc.	10,020	1,122,340

Total Common Stocks (cost $117,520,493)		128,592,911

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Growth Fund
Mutual Fund 2.0%

		Market
	Shares	Value

Money Market Fund 2.0%
Invesco Liquid Assets Portfolio — Institutional Class, 0.26% (a)	2,628,214	$2,628,214

Total Mutual Fund (cost $2,628,214)		2,628,214

Total Investments (cost $120,148,707) (b) — 99.7%		131,221,125

Other assets in excess of liabilities — 0.3%		409,460

NET ASSETS — 100.0%		$131,630,585

*	Denotes a non-income producing security.

(a)	Represents 7-day effective yield as of July 31, 2010.

(b)	At July 31, 2010, the tax basis cost of the Fund’s investments was $123,732,981, tax unrealized appreciation and depreciation were $11,603,020 and $(4,114,876), respectively.

†	Amount rounds to less than 0.1%.
Ltd.   Limited
REIT Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Growth Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$128,592,911	$—	$—	$128,592,911
Mutual Fund	2,628,214	—	—	2,628,214

Total	$131,221,125	$—	$—	$131,221,125

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Fund
Common Stocks 98.0%

		Market
	Shares	Value

Aerospace & Defense 4.0%
Boeing Co. (The)	60,800	$4,142,912
Bombardier, Inc., Class B	1,200,100	5,439,878
ITT Corp.(a)	124,970	5,888,586
United Technologies Corp.	206,439	14,677,813

		30,149,189

Air Freight & Logistics 0.5%
FedEx Corp.	44,000	3,632,200

Auto Components 0.9%
BorgWarner, Inc.*(a)	126,900	5,565,834
Johnson Controls, Inc.	40,909	1,178,588

		6,744,422

Automobiles 0.3%
Ford Motor Co.*(a)	168,119	2,146,880

Beverages 2.0%
PepsiCo, Inc.	231,619	15,034,389

Biotechnology 1.4%
Gilead Sciences, Inc.*	309,500	10,312,540

Capital Markets 2.5%
Charles Schwab Corp. (The)	365,800	5,410,182
Goldman Sachs Group, Inc. (The)	19,865	2,996,039
Raymond James Financial, Inc. (a)	78,200	2,086,376
State Street Corp.	206,000	8,017,520

		18,510,117

Chemicals 3.5%
Cytec Industries, Inc.	52,400	2,615,808
E.I. du Pont de Nemours & Co. (a)	48,800	1,984,696
International Flavors & Fragrances, Inc.	57,829	2,624,280
Monsanto Co. (a)	125,700	7,270,488
Praxair, Inc.	107,900	9,367,878
Sherwin-Williams Co. (The)	28,500	1,970,775

		25,833,925

Commercial Banks 3.0%
PNC Financial Services Group, Inc.	50,400	2,993,256
Royal Bank of Canada	120,400	6,291,414
Wells Fargo & Co.	485,600	13,465,688

		22,750,358

Commercial Services & Supplies 0.3%
Pitney Bowes, Inc. (a)	83,000	2,026,030

Communications Equipment 4.4%
Cisco Systems, Inc.*	699,736	16,142,909
Motorola, Inc.*	599,546	4,490,600
QUALCOMM, Inc.	319,800	12,177,984

		32,811,493

Computers & Peripherals 3.0%
Apple, Inc.*	22,963	5,907,232
EMC Corp.*(a)	427,600	8,462,204
Hewlett-Packard Co.	137,515	6,331,190
NCR Corp.*(a)	120,411	1,649,631

		22,350,257

Construction & Engineering 0.2%
Fluor Corp. (a)	33,600	1,622,544

Consumer Finance 1.4%
American Express Co. (a)	64,800	2,892,672
Capital One Financial Corp.	186,492	7,894,206

		10,786,878

Diversified Financial Services 3.2%
Bank of America Corp.	401,199	5,632,834
Citigroup, Inc.*(a)	401,600	1,646,560
JPMorgan Chase & Co.	406,030	16,354,888

		23,634,282

Diversified Telecommunication Services 1.9%
AT&T, Inc.	138,879	3,602,521
Frontier Communications Corp.	28,276	216,029
Qwest Communications International, Inc.	298,400	1,688,944
TELUS Corp.	109,649	4,338,817
Verizon Communications, Inc.	141,100	4,100,366

		13,946,677

Electric Utilities 0.4%
Northeast Utilities	103,060	2,869,190

Electrical Equipment 1.2%
Emerson Electric Co. (a)	185,500	9,189,670

Energy Equipment & Services 2.8%
Exterran Holdings, Inc.*(a)	74,400	1,984,248
FMC Technologies, Inc.*(a)	46,900	2,967,832
Schlumberger Ltd.	152,900	9,122,014
Tidewater, Inc.	162,500	6,659,250

		20,733,344

Food & Staples Retailing 4.0%
Costco Wholesale Corp. (a)	55,000	3,119,050
CVS Caremark Corp.	493,560	15,147,356
Kroger Co. (The)	109,800	2,325,564
Sysco Corp.	128,600	3,982,742
Wal-Mart Stores, Inc. (a)	95,566	4,892,024

		29,466,736

Food Products 4.0%
Archer-Daniels-Midland Co.	87,700	2,399,472
Campbell Soup Co. (a)	85,400	3,065,860
Hormel Foods Corp. (a)	127,500	5,472,300
Kellogg Co.	144,800	7,247,240
Kraft Foods, Inc., Class A	402,200	11,748,262

		29,933,134

Gas Utilities 0.9%
Atmos Energy Corp.	116,891	3,389,839
UGI Corp.	111,000	2,992,560

		6,382,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value

Health Care Equipment & Supplies 2.8%
Baxter International, Inc.	239,000	$10,461,030
Beckman Coulter, Inc.	29,800	1,365,734
St. Jude Medical, Inc.*	238,216	8,759,202

		20,585,966

Health Care Providers & Services 3.4%
Aetna, Inc.	237,157	6,604,823
Cardinal Health, Inc.	97,500	3,146,325
McKesson Corp.	57,605	3,618,746
Medco Health Solutions, Inc.*	44,100	2,116,800
Quest Diagnostics, Inc.	147,500	6,931,025
UnitedHealth Group, Inc.	101,800	3,099,810

		25,517,529

Hotels, Restaurants & Leisure 0.6%
Starwood Hotels & Resorts Worldwide, Inc. (a)	92,200	4,467,090

Household Durables 0.3%
Stanley Black & Decker, Inc.	36,557	2,121,037

Household Products 1.0%
Procter & Gamble Co. (The)	121,710	7,443,784

Industrial Conglomerates 1.7%
3M Co.	93,800	8,023,652
General Electric Co.	293,553	4,732,074

		12,755,726

Information Technology Services 3.1%
Alliance Data Systems Corp.*(a)	115,300	6,627,444
Cognizant Technology Solutions Corp., Class A*	128,000	6,983,680
International Business Machines Corp.	71,211	9,143,492

		22,754,616

Insurance 3.3%
Aflac, Inc.	87,600	4,309,044
MetLife, Inc.	221,501	9,316,332
Old Republic International Corp. (a)	233,461	2,920,597
PartnerRe Ltd.	21,294	1,541,047
Progressive Corp. (The) (a)	227,200	4,462,208
Transatlantic Holdings, Inc.	48,137	2,301,430

		24,850,658

Internet & Catalog Retail 0.3%
Amazon.com, Inc.*(a)	21,600	2,546,424

Internet Software & Services 1.4%
Google, Inc., Class A*	5,593	2,711,766
Yahoo!, Inc.*	581,300	8,068,444

		10,780,210

Leisure Equipment & Products 0.3%
Hasbro, Inc.	61,400	2,588,010

Life Sciences Tools & Services 0.4%
Mettler-Toledo International, Inc.*	25,400	2,966,720

Machinery 3.6%
AGCO Corp.*(a)	73,500	2,554,860
Caterpillar, Inc. (a)	37,300	2,601,675
Cummins, Inc.	31,800	2,531,598
Deere & Co.	178,167	11,880,176
Eaton Corp. (a)	17,718	1,390,154
PACCAR, Inc.	127,400	5,837,468

		26,795,931

Media 1.6%
Cablevision Systems Corp., Class A	91,012	2,494,639
Comcast Corp., Class A	230,700	4,491,729
Walt Disney Co. (The)	154,730	5,212,854

		12,199,222

Multi-Utilities 0.3%
Integrys Energy Group, Inc. (a)	47,200	2,234,920

Oil, Gas & Consumable Fuels 9.2%
Apache Corp.	136,800	13,075,344
Chevron Corp.	97,988	7,467,665
EOG Resources, Inc.	92,100	8,979,750
Exxon Mobil Corp.	285,233	17,022,705
Hess Corp.	295,540	15,837,989
Murphy Oil Corp.	68,702	3,761,435
Valero Energy Corp.	136,200	2,314,038

		68,458,926

Paper & Forest Products 0.3%
MeadWestvaco Corp.	80,976	1,940,185

Pharmaceuticals 3.3%
Bristol-Myers Squibb Co.	104,786	2,611,267
Eli Lilly & Co. (a)	209,643	7,463,291
Johnson & Johnson	199,211	11,572,167
Pfizer, Inc.	202,903	3,043,545

		24,690,270

Real Estate Investment Trusts (REITs) 0.2%
Plum Creek Timber Co., Inc. (a)	49,100	1,761,708

Road & Rail 1.5%
Canadian National Railway Co.	178,400	11,233,848

Semiconductors & Semiconductor Equipment 3.3%
Advanced Micro Devices, Inc.*(a)	337,700	2,529,373
Intel Corp.	615,525	12,679,815
Marvell Technology Group Ltd.*	496,200	7,403,304
Texas Instruments, Inc.	96,000	2,370,240

		24,982,732

Software 5.1%
Cadence Design Systems, Inc.*	222,696	1,549,964
Citrix Systems, Inc.*(a)	37,400	2,057,748
McAfee, Inc.*	277,600	9,188,560
Microsoft Corp.	234,546	6,053,633
Oracle Corp.	475,300	11,236,092
Solera Holdings, Inc. (a)	201,300	7,645,374

		37,731,371

Specialty Retail 3.7%
Best Buy Co., Inc. (a)	49,300	1,708,738
Home Depot, Inc.	137,022	3,906,497
Lowe’s Cos., Inc.	104,900	2,175,626
Staples, Inc.	447,725	9,102,250
TJX Cos., Inc.	193,400	8,029,968
Urban Outfitters, Inc.*	89,400	2,875,104

		27,798,183

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Fund
Common Stocks (continued)

		Market
	Shares	Value

Tobacco 1.5%
Philip Morris International, Inc.	218,100	$11,131,824

Total Common Stocks (cost $662,126,793)		731,203,544

Mutual Fund 2.1%

		Market
	Shares	Value

Money Market Fund 2.1%
Invesco Liquid Assets Portfolio - Institutional Class, 0.26% (b)	15,638,871	15,638,871

Total Mutual Fund (cost $15,638,871)		15,638,871

Repurchase Agreements 11.3%

	Principal	Market
	Amount	Value

Barclays Capital, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $6,000,105, collateralized by U.S. Treasury Securities 1.00% - 3.25%, maturing 07/31/11 - 03/31/17; total market value of $6,120,000. (c)	$6,000,000	$6,000,000
Goldman Sachs & Co., 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $23,401,494 collateralized by U.S. Government Agency Mortgages 4.00% - 14.00%, maturing 10/15/10 - 07/20/60; total market value of $23,869,106. (c)	23,401,084	23,401,084
Morgan Stanley, 0.21%, dated 07/30/2010, due 08/02/2010, repurchase price $55,000,963, collateralized by U.S. Government Agency Securities 3.50% - 6.00%, maturing 05/01/22 - 06/01/40; total market value of $56,100,000. (c)	55,000,000	55,000,000

Total Repurchase Agreements (cost $84,401,084)		84,401,084

Total Investments (cost $762,166,748) (d) — 111.4%		831,243,499

Liabilities in excess of other assets — (11.4%)		(85,297,013)

NET ASSETS — 100.0%		$745,946,486

*	Denotes a non-income producing security.

(a)	The security or a portion of this security is on loan at July 31, 2010. The total value of securities on loan at July 31, 2010 was $82,395,371.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	The security was purchased with cash collateral held from securities on loan. The total value of this security as of July 31, 2010 was $84,401,084.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $790,697,385, tax unrealized appreciation and depreciation were $76,811,425 and $(36,265,311), respectively.
Ltd.   Limited
REIT Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$731,203,544	$—	$—	$731,203,544
Mutual Fund	15,638,871	—	—	15,638,871
Repurchase Agreements	—	84,401,084	—	84,401,084

Total	$746,842,415	$84,401,084	$—	$831,243,499

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Money Market Fund
Certificates of Deposit 13.7%

	Principal	Market
	Amount	Value

Banking 13.7%
Banco Bilbao Vizcaya Argentaria SA,
0.47%, 08/06/10	$18,000,000	$18,000,012
Bank of America NA,
0.51%, 10/18/10	17,519,000	17,499,642
Bank of Tokyo-Mitsubishi UFJ Ltd. — New York
0.55%, 09/20/10	25,000,000	24,999,996
0.47%, 10/12/10	20,000,000	20,000,000
Barclays Bank PLC,
0.59%, 01/21/11	65,000,000	65,000,000
Canadian Imperial Bank of Commerce — New York,
0.41%, 11/17/10	5,000,000	5,000,000
Credit Agricole Corporate and Investment Bank — New York
0.45%, 08/12/10	80,000,000	80,000,000
0.34%, 08/20/10	12,000,000	12,000,000
Deutsche Bank AG,
0.45%, 10/06/10	9,000,000	9,000,000
State Street Bank and Trust Co.,
0.35%, 09/21/10	25,000,000	25,000,000
Toronto Dominion Bank — New York,
0.35%, 12/09/10	8,000,000	8,000,000

Total Certificates of Deposit (cost $284,499,650)		284,499,650

Commercial Paper 57.4%

	Principal	Market
	Amount	Value

Banking 7.9%
Australia & New Zealand Banking Group Ltd.,
0.35%, 01/28/11(a)	14,800,000	14,800,000
BNP Paribas Finance, Inc.,
0.61%, 09/16/10	25,000,000	24,980,514
Clipper Receivables Co. LLC,
0.37%, 09/21/10(a)	15,000,000	14,992,244
Societe Generale North America, Inc.
0.26%, 08/03/10	35,000,000	34,999,494
0.65%, 10/12/10	10,000,000	9,987,000
0.65%, 01/19/11	35,000,000	34,891,938
Surrey Funding Corp.,
0.33%, 08/02/10(a)	6,100,000	6,099,944
Ticonderoga Funding LLC,
0.41%, 10/12/10(a)	24,028,000	24,008,297

		164,759,431

Diversified 4.8%
General Electric Co.,
0.20%, 08/02/10	100,000,000	99,999,444

Finance-Automotive 7.6%
FCAR Owner Trust
0.43%, 08/02/10	15,850,000	15,849,811
0.60%, 10/05/10	12,000,000	11,987,000
0.80%, 01/05/11	25,000,000	24,912,778
Toyota Motor Credit Corp.
0.75%, 12/01/10	25,000,000	24,936,458
0.54%, 12/06/10	50,000,000	49,904,750
0.52%, 12/21/10	30,000,000	29,938,861

		157,529,658

Finance-Commercial 13.0%
Atlantic Asset Securitization LLC
0.33%, 08/02/10(a)	4,000,000	3,999,963
0.34%, 08/03/10(a)	25,000,000	24,999,528
0.30%, 08/10/10(a)	25,000,000	24,998,125
0.55%, 08/23/10(a)	1,800,000	1,799,395
0.49%, 10/12/10(a)	49,000,000	48,951,980
Edison Asset Securitization LLC
0.38%, 08/09/10(a)	14,000,000	13,998,818
0.46%, 09/07/10(a)	15,000,000	14,992,908
0.35%, 10/15/10(a)	22,500,000	22,482,813
Fairway Finance LLC,
0.45%, 12/09/10(a)	10,000,000	9,999,645
Market Street Funding LLC
0.32%, 09/21/10(a)	30,020,000	30,006,391
0.39%, 10/08/10(a)	22,022,000	22,005,777
0.40%, 10/12/10(a)	26,649,000	26,627,681
Starbird Funding Corp.,
0.58%, 09/13/10(a)	25,000,000	24,982,680

		269,845,704

Finance-Retail 17.0%
Barton Capital Corp.
0.20%, 08/02/10(a)	41,446,000	41,445,770
0.32%, 10/22/10(a)	10,049,000	10,041,675
Chariot Funding LLC
0.20%, 08/02/10(a)	30,000,000	29,999,833
0.38%, 08/19/10(a)	55,000,000	54,989,550
0.43%, 09/22/10(a)	10,000,000	9,993,789
Falcon Asset Securitization Co. LLC
0.23%, 08/03/10(a)	27,000,000	26,999,655
0.32%, 09/17/10(a)	30,000,000	29,987,467
Jupiter Securitization Co. LLC,
0.45%, 09/15/10(a)	35,000,000	34,980,312
Salisbury Receivables Co. LLC
0.43%, 08/04/10(a)	25,000,000	24,999,104
0.30%, 08/13/10(a)	24,869,000	24,866,513
0.26%, 08/23/10(a)	12,000,000	11,998,094
0.50%, 09/02/10(a)	2,000,000	1,999,111
Sheffield Receivables Corp.,
0.42%, 08/11/10(a)	50,000,000	49,994,167

		352,295,040

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Money Market Fund
Commercial Paper (continued)

	Principal	Market
	Amount	Value

Government Agency 4.2%
Straight-A Funding LLC
0.43%, 08/27/10	$31,000,000	$30,990,373
0.40%, 09/17/10	12,000,000	11,993,733
0.29%, 10/01/10	45,000,000	44,977,888

		87,961,994

Pharmaceuticals and Health Care 0.1%
Johnson & Johnson,
0.23%, 08/03/10(a)	2,100,000	2,099,973

Retail 2.8%
Wal-Mart Stores, Inc.,
0.17%, 08/02/10(a)	58,500,000	58,499,724

Total Commercial Paper (cost $1,192,990,968)		1,192,990,968

Corporate Bonds 3.0%

	Principal	Market
	Amount	Value

Finance-Commercial 0.8%
General Electric Capital Corp.
6.13%, 02/22/11	11,325,000	11,662,973
5.50%, 04/28/11	5,000,000	5,164,503

		16,827,476

Retail 2.2%
Wal-Mart Stores, Inc.,
4.13%, 02/15/11	45,000,000	45,895,687

Total Corporate Bonds (cost $62,723,163)		62,723,163

Medium Term Notes 1.6%

	Principal	Market
	Amount	Value

Finance-Commercial 0.9%
General Electric Capital Corp.,
0.62%, 10/21/10(b)	18,085,000	18,080,354

Pharmaceuticals and Health Care 0.7%
Roche Holdings, Inc.,
2.50%, 02/25/11(a)(b)	14,400,000	14,565,178

Total Medium Term Notes (cost $32,645,532)		32,645,532

U.S. Government Mortgage Backed Agencies 13.8%

	Principal	Market
	Amount	Value

Federal Home Loan Banks
0.55%, 08/04/10	$25,000,000	$24,999,862
0.13%, 08/25/10	25,000,000	24,997,917
0.40%, 12/27/10	50,000,000	50,000,000
0.50%, 03/14/11, Series 1	10,000,000	10,000,000
0.65%, 05/25/11	25,000,000	25,000,000
0.24%, 07/20/11 (b)	50,000,000	49,985,266
Federal Home Loan Mortgage Corp.
0.35%, 01/09/12 (b)	75,000,000	74,956,289
Federal National Mortgage Association
0.25%, 08/11/11 (b)	27,200,000	27,183,136

Total U.S. Government Mortgage Backed Agencies (cost $287,122,470)		287,122,470

U.S. Government Sponsored & Agency Obligation 1.3%

	Principal	Market
	Amount	Value

U.S. Treasury Notes 1.3%
U.S. Treasury Note,
5.13%, 06/30/11	25,000,000	26,080,224

Total U.S. Government Sponsored & Agency Obligation (cost $26,080,224)		26,080,224

Mutual Funds 9.5%

		Market
	Shares	Value

Asset Management 9.5%
Federated Prime Cash Obligations Fund, Institutional Shares, 0.26% (c)	110,096,804	110,096,804
Federated Prime Obligations Fund, Institutional Shares, 0.24% (c)	88,324,915	88,324,915

Total Mutual Funds (cost $198,421,719)		198,421,719

Total Investments (cost $2,084,483,726) (d) — 100.3%		2,084,483,726

Liabilities in excess of other assets — (0.3)%		(5,787,308)

NET ASSETS — 100.0%		$2,078,696,418

(a)	Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The aggregate value of these securities at July 31, 2010 was $757,206,104 which represents 36.43% of net assets.

(b)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on July 31, 2010. The maturity date represents the actual maturity date.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Money Market Fund

(c)	Represents 7-day effective yield as of July 31, 2010.

(d)	At July 31, 2010, the tax basis cost of the Fund’s investments was $2,084,483,726, tax unrealized appreciation and depreciation were $0 and $0, respectively.

AG	Stock Corporation

LLC	Limited Liability Company

Ltd.	Limited

NA	National Association

PLC	Public Limited Company

SA	Stock Company
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Money Market Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Certificates of Deposit	$—	$284,499,650	$—	$284,499,650
Commercial Paper	—	1,192,990,968	—	1,192,990,968
Corporate Bonds	—	62,723,163	—	62,723,163
Medium Term Notes	—	32,645,532	—	32,645,532
Mutual Funds	198,421,719	—	—	198,421,719
U.S. Government Mortgage Backed Agencies	—	287,122,470	—	287,122,470
U.S. Government Sponsored & Agency Obligation	—	26,080,224	—	26,080,224

Total	$198,421,719	$1,886,062,007	$—	$2,084,483,726

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of securities by type and industry classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2010 Fund
Mutual Funds 72.9%

		Market
	Shares	Value

Equity Funds 43.6%
Credit Suisse Commodity Return Strategy Fund, Common Class	104,555	863,622
Nationwide International Index Fund, Institutional Class (a)	405,244	2,698,923
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	151,592	1,911,577
Nationwide S&P 500 Index Fund, Institutional Class (a)	671,801	6,227,595
Nationwide Small Cap Index Fund, Institutional Class (a)	81,529	813,656

Total Equity Funds (cost $11,064,256)		12,515,373

Fixed Income Funds 24.2%
Nationwide Bond Index Fund, Institutional Class (a)	397,670	4,569,235
Oppenheimer International Bond Fund, Class Y	273,822	1,777,103
T. Rowe Price Institutional High Yield Fund	61,552	593,365

Total Fixed Income Funds (cost $6,570,334)		6,939,703

Money Market Fund 5.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,462,725	1,462,725

Total Money Market Fund (cost $1,462,725)		1,462,725

Total Mutual Funds (cost $19,097,315)		20,917,801

Exchange Traded Funds 27.0%

		Market
	Shares	Value

Equity Funds 3.0%
SPDR Dow Jones International Real Estate ETF	8,173	287,281
Vanguard Emerging Markets Index Fund, ETF Shares	6,733	281,910
Vanguard REIT Index Fund, ETF Shares	5,685	289,651

Total Equity Funds (cost $669,494)		858,842

Fixed Income Funds 24.0%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	39,546	4,206,508
Vanguard Short-Term Bond Index Fund, ETF Shares	33,057	2,691,832

Total Fixed Income Funds (cost $6,677,005)		6,898,340

Total Exchange Traded Funds (cost $7,346,499)		7,757,182

Total Investments (cost $26,443,814) (c) — 99.9%		28,674,983

Other assets in excess of liabilities — 0.1%		22,494

NET ASSETS — 100.0%		$28,697,477

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $28,187,736, tax unrealized appreciation and depreciation were $487,247 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2010 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$7,757,182	$—	$—	$7,757,182
Mutual Funds	20,917,801	—	—	20,917,801

Total	$28,674,983	$—	$—	$28,674,983

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2015 Fund
Mutual Funds 73.9%

		Market
	Shares	Value

Equity Funds 50.7%
Credit Suisse Commodity Return Strategy Fund, Common Class	469,937	3,881,679
Nationwide International Index Fund, Institutional Class (a)	1,784,612	11,885,512
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	583,836	7,362,176
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,363,764	21,912,090
Nationwide Small Cap Index Fund, Institutional Class (a)	366,276	3,655,434

Total Equity Funds (cost $41,750,042)		48,696,891

Fixed Income Funds 22.2%
Nationwide Bond Index Fund, Institutional Class (a)	1,422,962	16,349,829
Oppenheimer International Bond Fund, Class Y	614,457	3,987,827
T. Rowe Price Institutional High Yield Fund	103,382	996,606

Total Fixed Income Funds (cost $20,238,398)		21,334,262

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	982,639	982,639

Total Money Market Fund (cost $982,639)		982,639

Total Mutual Funds (cost $62,971,079)		71,013,792

Exchange Traded Funds 26.1%

		Market
	Shares	Value

Equity Funds 4.0%
SPDR Dow Jones International Real Estate ETF	27,670	972,600
Vanguard Emerging Markets Index Fund, ETF Shares	45,623	1,910,235
Vanguard REIT Index Fund, ETF Shares	19,169	976,661

Total Equity Funds (cost $2,848,367)		3,859,496

Fixed Income Funds 22.1%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	123,458	13,132,228
Vanguard Short-Term Bond Index Fund, ETF Shares	98,852	8,049,518

Total Fixed Income Funds (cost $20,460,206)		21,181,746

Total Exchange Traded Funds (cost $23,308,573)		25,041,242

Total Investments (cost $86,279,652) (c) — 100.0%		96,055,034

Other assets in excess of liabilities — 0.0%		10,379

NET ASSETS — 100.0%		$96,065,413

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $91,071,749, tax unrealized appreciation and depreciation were $4,983,285 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2015 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$25,041,242	$—	$—	$25,041,242
Mutual Funds	71,013,792	—	—	71,013,792

Total	$96,055,034	$—	$—	$96,055,034

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2020 Fund
Mutual Funds 78.0%

		Market
	Shares	Value

Equity Funds 58.8%
Credit Suisse Commodity Return Strategy Fund, Common Class	505,928	4,178,965
Nationwide International Index Fund, Institutional Class (a)	2,365,346	15,753,206
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	706,795	8,912,687
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,756,140	25,549,413
Nationwide Small Cap Index Fund, Institutional Class (a)	591,143	5,899,610

Total Equity Funds (cost $54,484,756)		60,293,881

Fixed Income Fund 18.2%
Nationwide Bond Index Fund, Institutional Class (a)	1,626,674	18,690,484

Total Fixed Income Fund (cost $17,874,951)		18,690,484

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,057,444	1,057,444

Total Money Market Fund (cost $1,057,444)		1,057,444

Total Mutual Funds (cost $73,417,151)		80,041,809

Exchange Traded Funds 22.0%

		Market
	Shares	Value

Equity Funds 6.1%
SPDR Dow Jones International Real Estate ETF	29,825	1,048,349
Vanguard Emerging Markets Index Fund, ETF Shares	73,784	3,089,336
Vanguard REIT Index Fund, ETF Shares	41,318	2,105,152

Total Equity Funds (cost $4,730,978)		6,242,837

Fixed Income Funds 15.9%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	102,321	10,883,885
Vanguard Short-Term Bond Index Fund, ETF Shares	66,577	5,421,365

Total Fixed Income Funds (cost $15,786,418)		16,305,250

Total Exchange Traded Funds (cost $20,517,396)		22,548,087

Total Investments (cost $93,934,547) (c) — 100.0%		102,589,896

Liabilities in excess of other assets — 0.0%		(34,990)

NET ASSETS — 100.0%		$102,554,906

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $98,118,056, tax unrealized appreciation and depreciation were $4,486,467 and $(14,627), respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2020 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$22,548,087	$—	$—	$22,548,087
Mutual Funds	80,041,809	—	—	80,041,809

Total	$102,589,896	$—	$—	$102,589,896

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2025 Fund
Mutual Funds 82.2%

		Market
	Shares	Value

Equity Funds 67.1%
Credit Suisse Commodity Return Strategy Fund, Common Class	465,872	$3,848,102
Nationwide International Index Fund, Institutional Class (a)	2,315,833	15,423,450
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	795,507	10,031,344
Nationwide S&P 500 Index Fund, Institutional Class (a)	2,830,631	26,239,950
Nationwide Small Cap Index Fund, Institutional Class (a)	725,841	7,243,897

Total Equity Funds (cost $56,043,284)		62,786,743

Fixed Income Fund 14.1%
Nationwide Bond Index Fund, Institutional Class (a)	1,145,477	13,161,527

Total Fixed Income Fund (cost $12,585,826)		13,161,527

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	973,671	973,671

Total Money Market Fund (cost $973,671)		973,671

Total Mutual Funds (cost $69,602,781)		76,921,941

Exchange Traded Funds 17.8%

		Market
	Shares	Value

Equity Funds 7.1%
SPDR Dow Jones International Real Estate ETF	27,469	$965,535
Vanguard Emerging Markets Index Fund, ETF Shares	90,390	3,784,629
Vanguard REIT Index Fund, ETF Shares	38,042	1,938,240

Total Equity Funds (cost $5,274,242)		6,688,404

Fixed Income Funds 10.7%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	65,939	7,013,932
Vanguard Short-Term Bond Index Fund, ETF Shares	36,775	2,994,588

Total Fixed Income Funds (cost $9,673,576)		10,008,520

Total Exchange Traded Funds (cost $14,947,818)		16,696,924

Total Investments (cost $84,550,599) (c) — 100.0%		93,618,865

Liabilities in excess of other assets — 0.0%		(38,170)

NET ASSETS — 100.0%		$93,580,695

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $88,182,456, tax unrealized appreciation and depreciation were $5,436,409 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2025 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$16,696,924	$—	$—	$16,696,924
Mutual Funds	76,921,941	—	—	76,921,941

Total	$93,618,865	$—	$—	$93,618,865

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2030 Fund
Mutual Funds 88.5%

		Market
	Shares	Value

Equity Funds 75.5%
Credit Suisse Commodity Return Strategy Fund, Common Class	644,735	5,325,515
Nationwide International Index Fund, Institutional Class (a)	3,011,963	20,059,673
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	961,024	12,118,513
Nationwide S&P 500 Index Fund, Institutional Class (a)	3,350,767	31,061,606
Nationwide Small Cap Index Fund, Institutional Class (a)	904,343	9,025,339

Total Equity Funds (cost $66,865,317)		77,590,646

Fixed Income Fund 12.0%
Nationwide Bond Index Fund, Institutional Class (a)	1,074,120	12,341,644

Total Fixed Income Fund (cost $11,786,112)		12,341,644

Money Market Fund 1.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	1,078,834	1,078,834

Total Money Market Fund (cost $1,078,834)		1,078,834

Total Mutual Funds (cost $79,730,263)		91,011,124

Exchange Traded Funds 11.5%

		Market
	Shares	Value

Equity Funds 7.2%
SPDR Dow Jones International Real Estate ETF	30,360	1,067,154
Vanguard Emerging Markets Index Fund, ETF Shares	100,120	4,192,025
Vanguard REIT Index Fund, ETF Shares	42,093	2,144,638

Total Equity Funds (cost $5,179,613)		7,403,817

Fixed Income Fund 4.3%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	41,704	4,436,054

Total Fixed Income Fund (cost $4,257,443)		4,436,054

Total Exchange Traded Funds (cost $9,437,056)		11,839,871

Total Investments (cost $89,167,319) (c) — 100.0%		102,850,995

Liabilities in excess of other assets — 0.0%		(28,156)

NET ASSETS — 100.0%		$102,822,839

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $93,382,433, tax unrealized appreciation and depreciation were $9,468,562 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2030 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1:    Quoted prices in active markets for identical assets.
Level 2:    Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3:    Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$11,839,871	$—	$—	$11,839,871
Mutual Funds	91,011,124	—	—	91,011,124

Total	$102,850,995	$—	$—	$102,850,995

Amounts designated as “—” are zero or have been rounded to zero.

* See Statement of Investments for identification of fund investments by type and classification.

For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2035 Fund
Mutual Funds 90.7%

		Market
	Shares	Value

Equity Funds 78.7%
Credit Suisse Commodity Return Strategy Fund, Common Class	296,513	2,449,193
Nationwide International Index Fund, Institutional Class (a)	1,527,846	10,175,455
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	478,696	6,036,355
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,492,261	13,833,260
Nationwide Small Cap Index Fund, Institutional Class (a)	461,937	4,610,131

Total Equity Funds (cost $33,813,862)		37,104,394

Fixed Income Fund 10.9%
Nationwide Bond Index Fund, Institutional Class (a)	447,930	5,146,713

Total Fixed Income Fund (cost $4,928,424)		5,146,713

Money Market Fund 1.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	495,218	495,218

Total Money Market Fund (cost $495,218)		495,218

Total Mutual Funds (cost $39,237,504)		42,746,325

Exchange Traded Funds 9.3%

		Market
	Shares	Value

Equity Funds 9.3%
SPDR Dow Jones International Real Estate ETF	27,846	978,787
Vanguard Emerging Markets Index Fund, ETF Shares	57,308	2,399,486
Vanguard REIT Index Fund, ETF Shares	19,263	981,450

Total Equity Funds (cost $3,516,756)		4,359,723

Total Exchange Traded Funds (cost $3,516,756)		4,359,723

Total Investments (cost $42,754,260) (c) — 100.0%		47,106,048

Other assets in excess of liabilities — 0.0%		2,031

NET ASSETS — 100.0%		$47,108,079

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $44,746,205, tax unrealized appreciation and depreciation were $2,359,843 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2035 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$4,359,723	$—	$—	$4,359,723
Mutual Funds	42,746,325	—	—	42,746,325

Total	$47,106,048	$—	$—	$47,106,048

Amounts designated as “—” are zero or have been rounded to zero.

*       See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2040 Fund
Mutual Funds 89.7%

		Market
	Shares	Value

Equity Funds 82.0%
Credit Suisse Commodity Return Strategy Fund, Common Class	252,443	2,085,177
Nationwide International Index Fund, Institutional Class (a)	1,358,057	9,044,661
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	407,659	5,140,579
Nationwide S&P 500 Index Fund, Institutional Class (a)	1,270,790	11,780,224
Nationwide Small Cap Index Fund, Institutional Class (a)	472,124	4,711,802

Total Equity Funds (cost $29,416,875)		32,762,443

Fixed Income Fund 6.6%
Nationwide Bond Index Fund, Institutional Class (a)	228,911	2,630,190

Total Fixed Income Fund (cost $2,524,083)		2,630,190

Money Market Fund 1.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	421,717	421,717

Total Money Market Fund (cost $421,717)		421,717

Total Mutual Funds (cost $32,362,675)		35,814,350

Exchange Traded Funds 10.3%

		Market
	Shares	Value

Equity Funds 10.3%
SPDR Dow Jones International Real Estate ETF	23,765	835,340
Vanguard Emerging Markets Index Fund, ETF Shares	58,684	2,457,099
Vanguard REIT Index Fund, ETF Shares	16,456	838,433

Total Equity Funds (cost $3,279,492)		4,130,872

Total Exchange Traded Funds (cost $3,279,492)		4,130,872

Total Investments (cost $35,642,167) (c) — 100.0%		39,945,222

Liabilities in excess of other assets — 0.0%		(15,593)

NET ASSETS — 100.0%		$39,929,629

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $37,382,419, tax unrealized appreciation and depreciation were $2,562,803 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2040 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$4,130,872	$—	$—	$4,130,872
Mutual Funds	35,814,350	—	—	35,814,350

Total	$39,945,222	$—	$—	$39,945,222

Amounts designated as “—” are zero or have been rounded to zero.

* See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2045 Fund
Mutual Funds 88.6%

		Market
	Shares	Value

Equity Funds 82.1%
Credit Suisse Commodity Return Strategy Fund, Common Class	119,002	982,952
Nationwide International Index Fund, Institutional Class (a)	641,613	4,273,142
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	192,264	2,424,450
Nationwide S&P 500 Index Fund, Institutional Class (a)	599,225	5,554,815
Nationwide Small Cap Index Fund, Institutional Class (a)	222,682	2,222,367

Total Equity Funds (cost $13,802,304)		15,457,726

Fixed Income Fund 5.4%
Nationwide Bond Index Fund, Institutional Class (a)	89,769	1,031,450

Total Fixed Income Fund (cost $991,986)		1,031,450

Money Market Fund 1.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	198,529	198,529

Total Money Market Fund (cost $198,529)		198,529

Total Mutual Funds (cost $14,992,819)		16,687,705

Exchange Traded Funds 11.4%

		Market
	Shares	Value

Equity Funds 11.4%
SPDR Dow Jones International Real Estate ETF	11,217	394,278
Vanguard Emerging Markets Index Fund, ETF Shares	27,743	1,161,599
Vanguard REIT Index Fund, ETF Shares	11,640	593,058

Total Equity Funds (cost $1,700,087)		2,148,935

Total Exchange Traded Funds (cost $1,700,087)		2,148,935

Total Investments (cost $16,692,906) (c) — 100.0%		18,836,640

Liabilities in excess of other assets — 0.0%		(8,453)

NET ASSETS — 100.0%		$18,828,187

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $18,002,023, tax unrealized appreciation and depreciation were $834,617 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2045 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$2,148,935	$—	$—	$2,148,935
Mutual Funds	16,687,705	—	—	16,687,705

Total	$18,836,640	$—	$—	$18,836,640

Amounts designated as “—” are zero or have been rounded to zero.

* See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Destination 2050 Fund
Mutual Funds 87.6%

		Market
	Shares	Value

Equity Funds 82.1%
Credit Suisse Commodity Return Strategy Fund, Common Class	168,899	1,395,108
Nationwide International Index Fund, Institutional Class (a)	948,559	6,317,404
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	272,859	3,440,758
Nationwide S&P 500 Index Fund, Institutional Class (a)	821,621	7,616,423
Nationwide Small Cap Index Fund, Institutional Class (a)	315,976	3,153,439

Total Equity Funds (cost $18,269,667)		21,923,132

Fixed Income Fund 4.4%
Nationwide Bond Index Fund, Institutional Class (a)	102,343	1,175,916

Total Fixed Income Fund (cost $1,126,756)		1,175,916

Money Market Fund 1.1%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	282,645	282,645

Total Money Market Fund (cost $282,645)		282,645

Total Mutual Funds (cost $19,679,068)		23,381,693

Exchange Traded Funds 12.4%

		Market
	Shares	Value

Equity Funds 12.4%
SPDR Dow Jones International Real Estate ETF	15,880	558,182
Vanguard Emerging Markets Index Fund, ETF Shares	45,751	1,915,594
Vanguard REIT Index Fund, ETF Shares	16,505	840,930

Total Equity Funds (cost $2,435,733)		3,314,706

Total Exchange Traded Funds (cost $2,435,733)		3,314,706

Total Investments (cost $22,114,801) (c) — 100.0%		26,696,399

Liabilities in excess of other assets — 0.0%		(5,418)

NET ASSETS — 100.0%		$26,690,981

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $23,376,145, tax unrealized appreciation and depreciation were $3,320,254 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Destination 2050 Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:
Level 1: Quoted prices in active markets for identical assets.
Level 2: Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).
Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$3,314,706	$—	$—	$3,314,706
Mutual Funds	23,381,693	—	—	23,381,693

Total	$26,696,399	$—	$—	$26,696,399

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments
July 31, 2010 (Unaudited)
Nationwide Retirement Income Fund
Mutual Funds 54.8%

		Market
	Shares	Value

Equity Funds 26.3%
Credit Suisse Commodity Return Strategy Fund, Common Class	78,527	648,636
Nationwide International Index Fund, Institutional Class (a)	153,054	1,019,342
Nationwide Mid Cap Market Index Fund, Institutional Class (a)	32,451	409,209
Nationwide S&P 500 Index Fund, Institutional Class (a)	394,501	3,657,024

Total Equity Funds (cost $5,234,021)		5,734,211

Fixed Income Funds 17.5%
Nationwide Bond Index Fund, Institutional Class (a)	138,824	1,595,081
Oppenheimer International Bond Fund, Class Y	274,049	1,778,578
T. Rowe Price Institutional High Yield Fund	46,055	443,971

Total Fixed Income Funds (cost $3,618,799)		3,817,630

Money Market Fund 11.0%
Nationwide Money Market Fund, Institutional Class, 0.00% (a)(b)	2,410,128	2,410,128

Total Money Market Fund (cost $2,410,128)		2,410,128

Total Mutual Funds (cost $11,262,948)		11,961,969

Exchange Traded Funds 44.9%

		Market
	Shares	Value

Equity Funds 2.0%
SPDR Dow Jones International Real Estate ETF	6,128	215,399
Vanguard REIT Index Fund, ETF Shares	4,232	215,621

Total Equity Funds (cost $355,946)		431,020

Fixed Income Funds 42.9%
iShares Barclays Treasury Inflation Protected Securities Bond Fund	50,483	5,369,876
Vanguard Short-Term Bond Index Fund, ETF Shares	49,288	4,013,522

Total Fixed Income Funds (cost $9,106,820)		9,383,398

Total Exchange Traded Funds (cost $9,462,766)		9,814,418

Total Investments (cost $20,725,714) (c) — 99.7%		21,776,387

Other assets in excess of liabilities — 0.3%		65,017

NET ASSETS — 100.0%		$21,841,404

(a)	Investment in affiliate.

(b)	Represents 7-day effective yield as of July 31, 2010.

(c)	At July 31, 2010, the tax basis cost of the Fund’s investments was $21,322,620, tax unrealized appreciation and depreciation were $453,767 and $0, respectively.

ETF	Exchange Traded Fund

REIT	Real Estate Investment Trust
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)
July 31, 2010 (Unaudited)
Nationwide Retirement Income Fund
In accordance with the authorative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. This standard defines fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy established are summarized below:

Level 1:	Quoted prices in active markets for identical assets.

Level 2:	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc).

Level 3:	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy.
The inputs or methodology used to value securities and other investments are not intended to indicate the risk associated with investing in those securities and investments.
The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2010:

Asset Type*	Level 1	Level 2	Level 3	Total

Assets:
Exchange Traded Funds	$9,814,418	$—	$—	$9,814,418
Mutual Funds	11,961,969	—	—	11,961,969

Total	$21,776,387	$—	$—	$21,776,387

Amounts designated as “—” are zero or have been rounded to zero.

*	See Statement of Investments for identification of fund investments by type and classification.
For the period ended July 31, 2010 there were no significant transfers between Levels 1 and 2.
The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Item 2. Controls and Procedures.
(a)	Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)). Certifications pursuant to Rule 30a-2(a) are attached hereto.

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SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE MUTUAL FUNDS

By (Signature and Title)	/s/ Joseph A. Finelli Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: September 24, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael S. Spangler Name: Michael S. Spangler
Title: Principal Executive Officer
Date: September 24, 2010

By (Signature and Title)	/s/ Joseph A. Finelli

Name: Joseph A. Finelli
Title: Principal Financial Officer
Date: September 24, 2010

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